File No. 333-113567

                      As filed with the SEC on May 14, 2004
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                        FEDERATED INCOME SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900
                        (Area Code and Telephone Number)

                            Federated Investors Funds
                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7000
                    (Address of Principal Executive Offices)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky, LLP
                                2101 L Street, NW
                            Washington, DC 20037-1526
                                 (202) 828-2218

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
        The public offering of shares of Registrant's series is on-going.
   The title of securities being registered is shares of beneficial interest.

              It is proposed that this filing will become effective
                     on June 21, 2004 pursuant to Rule 488.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.



FEDERATED FIXED INCOME SECURITIES, INC.
Federated Limited Term Fund



Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.

Federated Fixed Income Securities, Inc. (the "Corporation") will hold a special meeting of shareholders of Federated Limited Term Fund (the "Limited Term Fund") on August 27, 2004. It is important for you to vote on the issue described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issue.

The following is an introduction to the process and the proposal.

Why am I being asked to vote?
Mutual funds are required to obtain shareholders' votes for certain types of changes like the one included in this Prospectus/Proxy Statement. You have a right to vote on such changes.

How do I vote my shares?
You may vote by telephone at the toll-free number shown on your ballot or through the Internet at the website shown on your ballot. You may also vote in person at the meeting or complete and return the enclosed proxy card.
If you:
1. choose to help save the Limited Term Fund time and postage costs by voting through the Internet or by telephone, please do not return your proxy card.
2. do not respond at all, we may contact you by telephone to request that you cast your vote.
3. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?
The proposed reorganization (the "Reorganization") of the Limited Term Fund into Federated Short-Term Income Fund (the "Short-Term Fund"), a portfolio of Federated Income Securities Trust.

Why is the Reorganization being proposed?
The Board of Directors and the investment adviser of the Corporation believes that the Reorganization is in the best interest of Limited Term Fund and its respective shareholders. In a related but separate Reorganization, shareholders of the Federated Limited Duration Fund, a portfolio of Federated Total Return Series, Inc. are also voting on a proposal Reorganization of that Fund into the Short-Term Fund.

If approved, the restructuring is expected to benefit shareholders of Limited Term Fund by reorganizing into a more competitive fund, potentially increasing sales to new shareholders, creating a larger asset base, reducing overall fund costs and discouraging shareholder redemptions, while continuing to provide shareholders with a diversified portfolio of investments.


As a result of the Reorganization:
      1.) Fund Expenses (before waivers) payable by Class A Shareholders of the Limited Term Fund will be reduced from 1.42% to 1.28% and Fund Expenses (after waivers) will remain unchanged at 1.09%.
      2.) Fund Expenses (before waivers) payable by Class F shareholders of Limited Term Fund will decrease from 1.07% to 0.93% and Fund Expenses (after waivers) will decrease from 0.99% to 0.70%. Further, the maximum 1.00% contingent deferred sales charge now payable by certain Class F shareholders of Limited Term Fund will be eliminated.

As compared to the Limited Term Fund, Short-Term Income Fund is a larger fund with lower expenses and a better long-term performance history. Although worded slightly differently, the investment objectives of the Limited Term Fund and Short-Term Income Fund are substantially similar - to provide current income. Each Fund employs a similar investment strategy in pursuit of its investment objective.

For the reasons mentioned above and more fully described in the Prospectus/Proxy Statement, the Board of Directors believes that, if approved, the Reorganization will provide the Limited Term Fund shareholders with a substantially similar, income-oriented investment strategy with the added benefit of lower administrative expenses.

How will the Reorganization affect my investment?

o     The investment objective will remain substantially the same.
o The cash value of your investment will not change. You will receive shares of Short-Term Income Fund with a total dollar value equal to the total dollar value of Limited Term Fund shares that you own at the time of the Reorganization. Holders of Limited Term Fund (Class A Shares) will receive Class A Shares of Short-Term Income Fund and holders of Limited Term Fund (Class F Shares) will receive Institutional Service Shares of Short-Term Income Fund.
o     The Reorganization will be a tax-free transaction.

Who do I call with questions about the Prospectus/Proxy Statement? Call your Investment Professional or a Federated Client Service
Representative. Federated's toll-free number is
1-800-341-7400.


    After careful consideration, the Board of Directors has unanimously approved

  this proposal. The Board recommends that you read the enclosed materials carefully and vote for the proposal.

                  FEDERATED FIXED INCOME SECURITIES, INC.
                        Federated Limited Term Fund

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD AUGUST 27, 2004


      TO SHAREHOLDERS OF FEDERATED LIMITED TERM FUND, A PORTFOLIO OF FEDERATED FIXED INCOME SECURITIES, INC.: A special meeting of the shareholders of Federated Limited Term Fund (the "Limited Term Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on August 27, 2004, for the following purposes:

1.    To  approve  or   disapprove  a  proposed   Agreement   and  Plan  of
                 Reorganization pursuant to which Federated Short-Term Income Fund ("Short-Term Income Fund"), a portfolio of Federated Income Securities Trust, would acquire all of the assets of the Limited Term Fund in exchange for Class A Shares and Institutional Service Shares of Short-Term Income Fund to be distributed pro rata by the Limited Term Fund to holders of its Class A Shares and Class F Shares, respectively, in complete liquidation and termination of the Limited Term Fund; and

2.    To  transact  such other  business  as may  properly  come before the meeting or any adjournment thereof.

The Board of Directors has fixed July 7, 2004 as the record date for determination of shareholders entitled to vote at the meeting.

                                                By Order of the Board of
                                                Directors,




                                                John W. McGonigle
                                                Secretary


July 16, 2004


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YOU CAN HELP THE  LIMITED  TERM FUND  AVOID THE  NECESSITY  AND  EXPENSE OF
SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
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                        PROSPECTUS/PROXY STATEMENT

                               July 16, 2004

                       Acquisition of the assets of

                        FEDERATED LIMITED TERM FUND
          a portfolio of Federated Fixed Income Securities, Inc.
                         (A Maryland Corporation)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                       Telephone No: 1-800-245-5000

                     By and in exchange for shares of

                     FEDERATED SHORT-TERM INCOME FUND
             a portfolio of Federated Income Securities Trust
                     (A Massachusetts Business Trust)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                       Telephone No: 1-800-245-5000

      This Prospectus/Proxy Statement describes the proposal for Federated Limited Term Fund (the "Limited Term Fund"), a portfolio of Federated Fixed Income Securities, Inc. (the "Corporation") to transfer all of its assets to Federated Short-Term Income Fund (the "Short-Term Income Fund"), a portfolio of Federated Income Securities Trust (the "Trust") in exchange for shares of the Short-Term Income Fund (the "Reorganization"). Short-Term Income Fund shares will be distributed pro rata by the Limited Term Fund to its shareholders in complete liquidation and dissolution of the Limited Term Fund. As a result of the Reorganization, each owner of Class A Shares and Class F Shares of Limited Term Fund will become the owner of Class A Shares and Institutional Service Shares, respectively, of Short-Term Income Fund, having a total net asset value ("NAV") equal to the total NAV of his or her holdings in the Limited Term Fund on the date of the Reorganization (the "Closing Date").

      The Limited Term Fund seeks a high level of current income consistent with minimum fluctuation in principal value through the compilation of a portfolio, the weighted average duration of which at all times will be limited to three years or less, while the Short-Term Income Fund seeks to provide current income. Each Fund employs a similar investment strategy in pursuit of its investment objective. For a description of these investment strategies, see "Summary - Reasons for the Proposed Reorganization." For a comparison of the investment policies and objectives of Limited Term Fund and Short-Term Income Fund, see "Comparison of Investment Objectives, Policies and Limitations."

      The fundamental and non-fundamental investment limitations of Limited Term Fund and Short-Term Income Fund are described in "Summary - Comparison of Investment Objectives, Policies and Limitations." Information concerning Class A Shares and Class F Shares of the Limited Term Fund, as compared to Class A Shares and Institutional Service Shares, respectively, of Short-Term Income Fund is included in this Prospectus/Proxy Statement in the sections entitled "Summary - Comparative Fee Tables" and "Information about the Reorganization - Description of Short-Term Income Fund Shares and Capitalization."

            This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. In addition, the following information, is incorporated herein by reference:

      1.    For holders of Class A Shares of Limited Term Fund:
            Prospectus of Short-Term Income Fund (Class A Shares) dated March 31, 2004; and a Statement of Additional Information for Short-Term Income Fund (Class A Shares ) dated March 31,
            2004. As this is a newly created share class of the Short-Term Income Fund, a Annual Report and Semi-Annual Report are not currently available; however, the Annual Report of Short-Term Income Fund (Institutional Service Shares) for its fiscal year ended April 30, 2003; and Semi-Annual Report of Short-Term Income Fund (Institutional Service Shares) for the period ended October 31, 2003 are substituted and hereby incorporated herein by reference.

      2.    For holders of Class F Shares of Limited Term Fund:
            Prospectus of Short-Term Income Fund (Institutional Service Shares) dated March 31, 2004; Statement of Additional Information for Short-Term Income Fund (Institutional Service Shares ) dated March 31, 2004; Annual Report of Short-Term Income Fund (Institutional Service Shares) for its fiscal year ended April 30, 2003; and Semi-Annual Report of Short-Term Income Fund (Institutional Service Shares) for the period ended October 31, 2003.

      References in this Prospectus/Proxy Statement to materials, Annual Reports or Semi-Annual Reports should be interpreted in a manner consistent with all the foregoing. This Prospectus/Proxy Statement is accompanied by the Annual Report, Semi-Annual Report and Prospectus of Short-Term Income Fund. Copies of the Prospectuses, Statements of Additional Information, Annual Reports, Semi-Annual Reports and other information about the Short-Term Income Fund and Limited Term Fund may be obtained without charge by writing or by calling the Short-Term Income Fund at the addresses and telephone numbers shown on the previous page.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

            SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
I.
TABLE OF CONTENTS
                                                                      Page
 SUMMARY
   Reasons for the Proposed Reorganization
   Comparison of Investment Objectives, Policies and Limitations Comparison of Risks
   Comparative Fee Tables
   Comparison of Potential Risks and Rewards: Performance Information Purchase, Redemption and Exchange Procedures; Dividends and
Distributions
   Financial Highlights
   Service Fees, Advisory Fees and Expense Ratios

INFORMATION ABOUT THE REORGANIZATION
   Description of the Plan of Reorganization
   Description of Short-Term Income Fund Shares and Capitalization Federal Income Tax Consequences
   Comparative Information on Shareholder Rights and Obligations

INFORMATION ABOUT SHORT-TERM INCOME FUND
AND THE LIMITED TERM FUND
   Short-Term Income Fund
   Limited Term Fund
   About the Proxy Solicitation and the Meeting
   Proxies, Quorum and Voting at the Special Meeting
   Share Ownership of the Funds
   Interests of Certain Persons

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)




                                  SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of the Limited Term Fund (Class A Shares or Class F Shares), dated January 31, 2004, Statement of Additional Information of the Limited Term Fund (Class A Shares and Class F Shares), dated January 31, 2004, the Prospectus of the Short-Term Income Fund (Class A Shares) dated March 31, 2004; the Prospectus of Short-Term Income Fund (Institutional Service Shares) dated June 30, 2003; Statement of Additional Information of the Short-Term Income Fund, (Class A Shares and Institutional Service Shares) dated March 31, 2004, and the Agreement and Plan of Reorganization (the "Plan"). A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. The Prospectus of Short-Term Income Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

      The Board of Directors ("Board" or "Directors") of Limited Term Fund has voted to recommend to shareholders of Class A Shares and Class F Shares of Limited Term Fund to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Short-Term Income Fund would acquire all of the assets of the Limited Term Fund in exchange for Class A Shares and Institutional Service Shares, respectively, of Short-Term Income Fund to be distributed pro rata by the Limited Term Fund to holders of its Class A Shares and Class F Shares, in complete liquidation and termination of the Limited Term Fund. As a result of the Reorganization, each shareholder of the Limited Term Fund will become the owner of Short-Term Income Fund's Class A Shares and Institutional Service Shares (as the case may be) having a total net asset value equal to the total net asset value of his or her holdings in the Limited Term Fund on the date of the Reorganization, i.e., the Closing Date (as hereinafter defined) on August 27, 2004.

      The Board, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganization would be in the best interest of the Limited Term Fund and its existing shareholders, and that the interest of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. Management of the Limited Term Fund believes that the shareholders of the Limited Term Fund would benefit from the larger asset base and anticipated economies of scale that are expected to result from the Reorganization.

      At the present time Management voluntary waives a portion of the Management Fee charged to the Limited Term Fund (.40%) as well as a portion of the Limited Term Fund's Distribution (Rule 12b-1) Fee. As a result, after taking existing waivers into consideration, total annual expenses for Class A Shares and Class F Shares of the Limited Term Fund currently are 1.09% and .99%, respectively. These voluntary waivers can be terminated or adjusted at any time. If the proposed Reorganization is not approved these voluntary waivers may be reconsidered.



      In connection with the Reorganization, Management has agreed to voluntarily waive .22% of the Short Term Income Fund's Distribution (Rule 12b-1) Fee with respect to Class A Shares and with respect to Class F Shares, the Board has approved an Amendment to the Short-Term Income Fund's 12b-1 Plan Agreement to reduce the maximum 12b-1 plan payments for Institutional Service Shares from 0.25% to 0.15%, contingent upon completion of the Reorganization. At the present time, Management voluntarily waives the entire Distribution (Rule 12b-1) Fee with respect to Institutional Service Shares of Short-Term Income Fund. As a result of the new voluntary waivers, actual total annual expenses incurred by holders of Limited Term Fund's Class A Shares will remain at 1.09% and actual total annual expenses with respect to the holders of the Limited Term Fund's Class F Shares will decrease by 0.29% to 0.70%. Further, unlike Class F Shares, Institutional Service Shares are not subject to a 1.00% contingency deferred sales charge (this contingency deferred sales charge is applicable to shares held less than four years.) All of the above described voluntary waivers may be terminated or adjusted at any time.



      In considering the proposed Reorganization, the Board of the Corporation and the Board of the Trust took into consideration a number of factors, including: (1) any fees or expenses that will be borne directly or indirectly by Limited Term Fund in connection with the reorganization;
(2) the compatibility of the Short-Term Income Fund's and the Limited Term Fund's investment objectives, policies and limitations; (3) the comparatively larger size and lower administrative expenses of the Short-Term Income Fund (after the newly established waivers); (4) the Reorganization provides for continuity of distribution and shareholder servicing arrangements; and (5) the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes either to the Short-Term Income Fund or the Limited Term Fund or to shareholders of either Fund.

      As a condition to the Reorganization, Short-Term Income Fund and Limited Term Fund will each receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by the shareholders of either Fund. The tax basis of the shares of Short-Term Income Fund received by Limited Term Fund shareholders will be the same tax basis of their shares in Limited Term Fund.

      The Board of Directors concluded to recommend that the shareholders of the Limited Term Fund vote to approve the Reorganization. Pursuant to Rule 17a-8 under the 1940 Act, the Board, including a majority of the Directors who are not interested persons (within the meaning of the 1940
Act), determined that participation in the transaction was in the best interests of the Limited Term Fund's shareholders and that the interests of existing Limited Term Fund shareholders would not be diluted as a result of effecting the transaction.

      The Trustees of the Trust likewise approved the Reorganization on behalf of the Short-Term Income Fund. Pursuant to Rule 17a-8 under the 1940 Act, the Trust, including a majority of the Trustees who are not interested persons, determined that participation in the transaction was in the best interests of the Short-Term Income Fund's shareholders and that the interests of existing Short-Term Income Fund shareholders would not be diluted as a result of effecting the transaction.

      BASED ON THIS INFORMATION, THE BOARD OF DIRECTORS RECOMMENDS THAT THE SHAREHOLDERS OF LIMITED TERM FUND APPROVE THE REORGANIZATION.

Comparison of Investment Objectives, Policies and Limitations
      The investment objective of Short-Term Income Fund is to seek provide current income. As earlier noted, the investment objective of Limited Term Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through the compilation of a portfolio, the weighted average duration of which at all times will be limited to three years or less.

     The Short-Term Income Fund invests in a diversified portfolio of domestic fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities; corporate debt securities; and U.S. treasury and agency securities. In addition, at least 65% of the Short-Term Income Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a nationally recognized statistical rating organization (NRSRO). The Fund may invest up to 35% of its assets in non-investment grade fixed income securities which are rated BB or lower by a NRSRO.


     The Adviser, Federated Investment Management Company (the "Adviser"), which also serves as the Adviser to Short-Term Income Fund, actively manages the Fund's portfolio and seeks to enhance current income while minimizing prepayment and credit risk. The Adviser also seeks to limit the magnitude of fluctuation of the value of the Short-Term Income Fund's shares. The Adviser attempts to manage price fluctuation by limiting the Short-Term Income Fund's dollar weighted average duration within a range of one to two years and, in any event, to no greater than three years. Under normal market conditions, the Short-Term Income Fund's dollar-weighted average maturity is expected to be three years or less.





      By comparison, Limited Term Fund pursues its objective by investing in a portfolio with a dollar-weighted average duration of not more than three years, composed primarily of corporate debt securities, mortgage-backed securities and other asset-backed securities. Duration measures the price sensitivity of a portfolio of fixed-income securities to changes in interest rates. In addition, at least 65% of the Fund's assets will consist of investment grade fixed-income securities. The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A, and BBB). Noninvestment grade fixed income securities are rated BB or lower by Standard & Poor's. Up to 35% of the Fund's assets may be fixed income securities which are below investment grade. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section. The Adviser adjusts the portfolio's duration by buying and selling securities of different maturities. The Adviser may purchase a security of any duration, as long as the portfolio's dollar-weighted average duration remains at three years or less.




The fundamental and non-fundamental limitations of the Limited Term Fund and Short-Term Income Fund are listed below for comparative purposes. The fundamental and non-fundamental limitations for both Funds are completely identical in all respects.

The following chart contains the fundamental limitations and non-fundamental policies of Limited Term Fund and Short-Term Income Fund:

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                             INVESTMENT LIMITATIONS
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           LIMITED TERM FUND                     SHORT-TERM INCOME FUND
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Buying on Margin (non-fundamental)       Buying on Margin (non-fundamental)

The Fund will not purchase securities    The Fund will not purchase securities
on margin, provided that the Fund may    on margin, provided that the Fund may
obtain short-term credits necessary for obtain short-term credits necessary the clearance of purchases and sales of for the clearance of purchases and
securities, and further provided that    sales of securities, and further
the Fund may make margin deposits in     provided that the Fund may make margin
connection with its use of financial     deposits in connection with its use
options and futures, forward and spot    of financial options and futures,
currency contracts, swap transactions    forward and spot currency contracts,
and other financial contracts or         swap transactions and other financial
derivative instruments.                  contracts or derivative instruments.


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Issuing Senior Securities and Borrowing  Issuing Senior Securities and
Money (fundamental)                      Borrowing Money (fundamental)

The Fund may borrow money, directly or   The Fund may borrow money, directly or
indirectly, and issue senior securities  indirectly, and issue senior
to the maximum extent permitted under    securities to the maximum extent
the Investment Company Act of 1940       permitted under the Investment Company
(1940 Act).                              Act of 1940 (1940 Act).


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Pledging Assets (non-fundamental)        Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge, or   The Fund will not mortgage, pledge, or
hypothecate any of its assets, provided  hypothecate any of its assets,
that this shall not apply to the         provided that this shall not apply to
transfer of securities in connection     the transfer of securities in
with any permissible borrowing or to     connection with any permissible
collateral arrangements in connection    borrowing or to collateral
with permissible activities.             arrangements in connection with
                                         permissible activities.
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Diversification of Investments           Diversification of Investments
(fundamental)                            (fundamental)

With respect to securities comprising    With respect to securities comprising
75% of the value of its total assets,    75% of the value of its total assets,
the Fund will not purchase securities    the Fund will not purchase securities
of any one issuer (other than cash;      of any one issuer (other than cash;
cash items; securities issued or         cash items; securities issued or
guaranteed by the government of the      guaranteed by the government of the
United States or its agencies or         United States or its agencies or
instrumentalities and repurchase         instrumentalities and repurchase
agreements collateralized by such U.S.   agreements collateralized by such
government securities; and securities    U.S. government securities; and
of other investment companies) if, as a  securities of other investment
result, more than 5% of the value of     companies) if, as a result, more than
its total assets would be invested in    5% of the value of its total assets
the securities of that issuer, or the    would be invested in the securities of
Fund would own more than 10% of the      that issuer, or the Fund would own
outstanding voting securities of the     more than 10% of the outstanding
issuer.                                  voting securities of that issuer.


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Investing in Real Estate (fundamental)   Investing in Real Estate (fundamental)

The Fund may not purchase or sell real   The Fund may not purchase or sell real
estate, provided that this restriction   estate, provided that this restriction
does not prevent the Fund from           does not prevent the Fund from
investing in issuers which invest,       investing in issuers which invest,
deal, or otherwise engage in             deal, or otherwise engage in
transactions in real estate or           transactions in real estate or
interests therein, or investing in       interests therein, or investing in
securities that are secured by real      securities that are secured by real
estate or interests therein. The Fund    estate or interests therein. The Fund
may exercise its rights under            may exercise its rights under
agreements relating to such securities,  agreements relating to such including the right to enforce security  securities, including the right to
interests and to hold real estate        enforce security interests and to hold
acquired by reason of such enforcement   real estate acquired by reason of such
until that real estate can be            enforcement until that real estate can
liquidated in an orderly manner.         be liquidated in an orderly manner.
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Investing in Commodities (fundamental)   Investing in Commodities (fundamental)

The Fund may not purchase or sell        The Fund may not purchase or sell
physical commodities, provided that the  physical commodities, provided that
Fund may purchase securities of          the Fund may purchase securities of
companies that deal in commodities.      companies that deal in commodities.

Investing in Commodities                 Investing in Commodities
(non-fundamental)                        (non-fundamental)

In applying the Fund's commodities       In applying the Fund's commodities
restriction, as a matter of              restriction, as a matter of
non-fundamental operating policy, for    non-fundamental operating policy, for
purposes of the commodities policy,      purposes of the commodities policy,
investments in transactions involving    investments in transactions involving
futures contracts and options, forward   futures contracts and options, forward
currency contracts, swap transactions    currency contracts, swap transactions
and other financial contracts that       and other financial contracts that
settle by payment of cash are not        settle by payment of cash are not
deemed to be investments in commodities. deemed to be investments in commodities.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Underwriting (fundamental)               Underwriting (fundamental)

The Fund may not underwrite the          The Fund may not underwrite the
securities of other issuers, except      securities of other issuers, except
that the Fund may engage in              that the Fund may engage in
transactions involving the acquisition,  transactions involving the
disposition or resale of its portfolio   acquisition, disposition or resale of
securities, under circumstances where    its portfolio securities, under
it may be considered to be an            circumstances where it may be
underwriter under the Securities Act of  considered to be an underwriter under
1933.                                    the Securities Act of 1933.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lending Cash or Securities (fundamental) Lending Cash or Securities
                                         (fundamental)
The Fund may not make loans, provided
that this restriction does not prevent   The Fund may not make loans, provided
the Fund from purchasing debt            that this restriction does not prevent
obligations, entering into repurchase    the Fund from purchasing debt
agreements, lending its assets to        obligations, entering into repurchase
broker/dealers or institutional          agreements, lending its assets to
investors and investing in loans,        broker/dealers or institutional
including assignments and participation  investors and investing in loans,
interests.                               including assignments and
                                         participation interests.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Concentration of Investments             Concentration of Investments
(fundamental)                            (fundamental)

The Fund will not make investments that The Fund will not make investments will result in the concentration of its that will result in the concentration
investments in the securities of         of its investments in the securities
issuers primarily engaged in the same    of issuers primarily engaged in the
industry. Government securities,         same industry. Government securities,
municipal securities and bank            municipal securities and bank
instruments will not be deemed to        instruments will not be deemed to
constitute an industry.                  constitute an industry.

Concentration of Investments             Concentration of Investments
(non-fundamental)                        (non-fundamental)

For purposes of the concentration        For purposes of the concentration
limitation: (a) utility companies will   limitation: (a) utility companies will
be divided according to their services   be divided according to their services
(for example, gas, gas transmission,     (for example, gas, gas transmission,
electric and telephone will be           electric and telephone will be
considered a separate industry); (b)     considered a separate industry); (b)
financial service companies will be      financial service companies will be
classified according to the end users    classified according to the end users
of their services (for example,          of their services (for example,
automobile finance, bank finance and     automobile finance, bank finance and
diversified finance will each be         diversified finance will each be
considered a separate industry); and     considered a separate industry); and
(c) asset backed securities will be      (c) asset backed securities will be
classified according to the underlying   classified according to the underlying
assets securing such securities. To      assets securing such securities. To
conform to the current view of the SEC   conform to the current view of the SEC
that only domestic bank instruments may  that only domestic bank instruments be excluded from industry concentration  may be excluded from industry
limitations, as a matter of              concentration limitations, as a matter
non-fundamental policy, the Fund will    of non-fundamental policy, the Fund
not exclude foreign bank instruments     will not exclude foreign bank
from industry concentration limits as    instruments from industry
long as the policy of the SEC remains    concentration limits as long as the
in effect. In addition, investments in   policy of the SEC remains in effect.
bank instruments, and investments in     In addition, investments in bank
certain industrial development bonds     instruments, and investments in
funded by activities in a single         certain industrial development bonds
industry, will be deemed to constitute   funded by activities in a single
investment in an industry, except when   industry, will be deemed to constitute
held for temporary defensive purposes.   investment in an industry, except when
The investment of more than 25% of the   held for temporary defensive purposes.
value of the Fund's total assets in any  The investment of more than 25% of the
one industry will constitute             value of the Fund's total assets in
"concentration.                          any one industry will constitute
                                         "concentration.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investing in Illiquid Securities         Investing in Illiquid Securities
(non-fundamental)                        (non-fundamental)

The Fund will not purchase securities    The Fund will not purchase securities
for which there is no readily available  for which there is no readily
market, or enter into repurchase         available market, or enter into
agreements or purchase time deposits     repurchase agreements or purchase time
maturing in more than seven days, if     deposits maturing in more than seven
immediately after and as a result, the   days, if immediately after and as a
value of such securities would exceed,   result, the value of such securities
in the aggregate, 15% of the Fund's net  would exceed, in the aggregate, 15% of
assets.                                  the Fund's net assets.
-------------------------------------------------------------------------------

      Limited Term Fund and Short-Term Income Fund are both managed by the Adviser. As previously discussed, the particular investment strategies of the two Funds differ. However, the management of each Fund shares the same analytical, trading and other resources and is subject to same investment process disciplines within the Federated Investors, Inc. organization.

Comparison of Risks

      All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. Limited Term Fund and Short-Term Income Fund share many of the same principal investment risks due to overlap of the fixed income sectors in which each Fund may invest. Both Funds have: credit risk, which is the possibility that an issuer will default on a security by failing to pay interest or principal when due; and interest rate risk, which is posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa. In addition, both Funds have prepayment risk, which is posed by the relative volatility of mortgage backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.

      Both Limited Term Fund and Short-Term Income Fund also have: risk associated with non-investment grade securities, which occurs because the Fund may invest a portion of its assets in securities rated below investment grade, which may be subject to greater interest rate, credit and liquidity risks than investment grade securities; and call risk, which may cause the Fund's performance to be adversely affected by the possibility that an issuer of a security held by the Limited Term Fund may redeem the security prior to maturity at a price below its current market value. Short-Term Income Fund has leverage risk, which means that certain investments may expose the Fund to a level of risk that exceeds the amount invested. Changes in the value of such investments magnify the Fund's risk of loss and potential for gain.

Comparative Fee Tables
      Set forth in the tables below is information regarding the fees and expenses incurred by Class A Shares and Class F Shares of the Limited Term Fund and Class A Shares of the Short-Term Income Fund as of March 31, 2004, and pro forma fees for the Short-Term Income Fund after giving effect to the Reorganization.



WHAT ARE THE FUND'S FEES AND EXPENSES?
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Federated Limited Term Fund Class A Shares, Federated Limited Term Fund Class F Shares and Federated Short-Term Income Fund Class A Shares and Institutional Service Shares Pro Forma Combined.


                                      Federated  Federated   Federated     Federated
                                      Limited    Limited    Short-Term     Short-Term
                                        Term     Term         Income      Income Fund
Shareholder Fees                      Fund       Fund       Fund Class    Institutional
                                      Class A    Class       A Shares       Service
                                       Shares    F           Pro Forma     Shares Pro
                                                 Shares      Combined6       Forma
                                                                            Combined
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)            1.00%      1.00%        1.00%          None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge
(Load) (as a percentage of             0.00%      1.00%        0.00%          None
original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends         None       None        None           None
(and other Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of      None       None        None
amount redeemed, if applicable)                                               None
Exchange Fee                            None       None        None           None

Annual Fund Operating Expenses
(Before Waivers) 1
Expenses That are Deducted From
Fund Assets (as percentage of
average net assets)
Management Fee                         0.40%2     0.40%2      0.40%3         0.40%3
Distribution (12b-1) Fee               0.50%4     0.15%4      0.50%5         0.15%5
Shareholder Services Fee               0.25%      0.25%        0.25%         0.25%
Other Expenses                         0.27%      0.27%        0.13%         0.13%
Total Annual Fund Operating            1.42%      1.07%        1.28%         0.93%
Expenses
1 With respect to Federated Limited Term Fund Class A Shares and Federated
Limited Term Fund Class F Shares, although not contractually obligated to do so, the adviser and the distributor waived certain amounts.  These waivers may be terminated at any time.  These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November
30, 2003.  With respect to the Federated Short-Term Income Fund Class A
Shares and Institutional Service Shares Pro Forma Combined, although not contractually obligated to do so, the adviser and the shareholder services provider expect to voluntarily waive certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses         0.33%      0.08%        0.19%         0.23%
Total Actual Annual Fund Operating     1.09%      0.99%        1.09%         0.70%
Expenses (after waivers)


2 For Federated Limited Term Fund, the adviser has voluntarily waived a portion of the management fee. The adviser can terminate this waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.35% for the fiscal year ended November 30, 2003.

3 For Federated Short-Term Income Fund Class A Shares and Institutional Service Shares Pro Forma Combined, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2004.

4 For Federated Limited Term Fund Class A Shares and Class F Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares and Class F Shares (after voluntary waiver) was 0.22% and 0.12%, respectively, for the fiscal year ended November 30, 2003.

5 For Federated Short-Term Income Fund Class A Shares and Institutional Service Shares Pro Forma Combined, a portion of the distribution (Rule 12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (Rule 12b-1) fee paid by the Fund's Class A Shares and Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.49% and 0.10%, respectively, for the fiscal year ending April 30, 2004.

6 Class A Shares of Short-Term Income Fund are a newly created share class.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Federated Limited Term Fund Class A Shares and Class F Shares, and Federated Short-Term Income Fund Class A Shares and Institutional Service Shares Pro Forma Combined with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's respective Shares operating expenses are before waiver as shown or estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                              1 Year     3 Years  5 Years  10 Years
Federated Limited Term Fund Class A Shares
Expenses assuming redemption                   $243       $545      $869   $1,785
Expenses assuming no redemption                $243       $545      $869   $1,785
Federated Limited Term Fund Class F Shares
Expenses assuming redemption                   $308       $537      $684   $1,393
Expenses assuming no redemption                $208       $437      $684   $1,393
Federated Short-Term Income Fund Class A
Shares Pro Forma Combined
Expenses assuming redemption                   $229       $502      $795   $1,630
Expenses assuming no redemption                $229       $502      $795   $1,630
Federated Short-Term Income Fund
Institutional Service Shares Pro Forma
Combined
Expenses assuming redemption                    $95       $296      $515   $1,143
Expenses assuming no redemption                 $95       $296      $515   $1,143



---------------------------------------------------------------------------
Comparison of Potential Risks and Rewards: Performance Information

        The bar charts and tables below compare the potential risks and rewards of investing in the Limited Term Fund and the Short-Term Income Fund. The bar charts provide an indication of the risks of investing in each Fund by showing changes in performance from year to year. The tables show how each Fund's average annual total returns for the one year, five year, ten year, or since inception periods, if applicable, compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.

Keep in mind that past performance does not indicate future results.

RISK/RETURN BAR CHART

SHORT-TERM INCOME FUND-INSTITUTIONAL SERVICE SHARES

      The total returns shown here are for Institutional Service Shares which is another class of shares offered by Short-Term Income Fund. The total returns for Institutional Service Shares are disclosed here because Class A Shares have only been offered since March 31, 2004. These total returns would be substantially similar to the annual returns for Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Institutional Service Shares.



      The performance information shown below will help you analyze the Short-Term Income Fund's Institutional Service Shares investment risks in light of its historical returns. The bar chart shows the variability of the Short-Term Income Fund's Institutional Service Shares total returns on a calendar year-by year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Short-Term Income Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-ended December 31, 2003.

The `y' axis reflects the "% Total Return" beginning with "-2%" and increasing in increments of 2% up to 12%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Institutional Service Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for the calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2003, The percentages noted are:
-0.78%, 10.61%, 5.15%,6.14%, 5.47%, 3.41%, 8.48%, 6.61%, 3.07% and 1.10%
respectively.


      The Short-Term Fund's Institutional Service Shares are sold without a sales charge (load). The total returns in the bar chart above are based upon NAV.

      Within the period shown in the bar chart, the Short-Term Fund's Institutional Service Shares highest quarterly return was 3.77% (quarter ended June 30, 1995). Its lowest quarterly return was (0.70%) (quarter ended June 30, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

      Return After Taxes is shown for the Short-Term Income Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), a broad-based market index and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. The ML1-3STC is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Index and average returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.
(For the periods ended December 31, 2003)


                                   1 Year     5 Years          10 Years
-------------------------------------------------------------------------------
                                                        -----------------------
Institutional Service
Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return Before Taxes                1.10%       4.50%            4.88%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return After Taxes on              0.14%       2.54%            2.68%
Distributions1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return After Taxes on
Distributions and Sale of Fund     0.71%       2.61%            2.76%
Shares1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ML1-3STC                           5.33%       6.57%            6.56%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LSIGDFA                            2.36%       4.41%            4.53%
-------------------------------------------------------------------------------

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class A Shares will differ from those shown above for Institutional Service Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

LIMITED TERM FUND-CLASS A SHARES
      The performance information shown below will help you analyze the Limited Term Fund's Class A Shares investment risks in light of its historical returns. The bar chart shows the variability of the Limited Term Fund's Class A Shares total returns on a calendar year-by year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Limited Term Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Class A Shares as of the calendar year-ended December 31, 2003.

The `y' axis reflects the "% Total Return" beginning with "-2%" and increasing in increments of 2% up to 12%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Class A Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class A Shares for the calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2003, The percentages noted are: -1.26%, 11.68, 5.00%, 7.05%, 4.74%, 1.89%, 6.39%, 7.12%, 1.15% and 1.41%
respectively.


      The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

      Within the period shown in the bar chart, the Limited Term Fund's Class A Shares highest quarterly return was 4.03% (quarter ended June 30,
1995). Its lowest quarterly return was (0.72%) (quarters ended March 31, 1994 and June 30, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The Average Annual Total Returns for the Limited Term Fund's Class A Shares and Class F Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after- tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for Merrill Lynch 0-3 Composite Index (ML0-3), a composite of four separate unmanaged indexes which track various security types, the Merrill Lynch 1-3 Year Short-Term Corporate Bond Index (ML1-3STC), a broad-based market index, and the Lipper Short-Term Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. The ML1-3STC is an index tracking short-term domestic investment grade corporate bonds with maturities between 1 and 2.99 years. The LSIGDFA represents the average of the total returns reported all of the mutual funds designated by Lipper, Inc. as investing at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. Index and average returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.



(For the periods ended December 31, 2003)

-------------------------------------------------------------------------------
                                   1 Year     5 Years          10 Years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return Before Taxes                0.43%       3.35%            4.35%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return After Taxes on             (0.72%)      1.28%            2.11%
Distributions1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return After Taxes on              0.27%       1.56%            2.29%
Distributions and Sale of Fund
Shares1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class F Shares:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return Before Taxes               (0.44%)      3.46%            4.46%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ML0-3 Composite2                   3.08%       6.07%            6.22%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ML1-3STC                           5.33%       6.57%            6.56%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LSIGDFA                            3.28%       5.68%            5.69%
-------------------------------------------------------------------------------

1     After-tax returns are calculated using a standard set of
   assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred program, such as IRA or 401(k) plans.
2     The Fund's Adviser changed its reference benchmark to the ML0-3
   Composite from the ML1-3STC because it is more reflective of the Fund's current investment strategy.

Purchases, Redemptions and Exchange Procedures; Dividends and Distributions

      Federated Shareholder Services Company is the transfer agent and dividend disbursing agent for the Funds.
Shares of the Short-Term Income Fund and Limited Term Fund may be purchased or redeemed any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form it is processed at the next calculated NAV. From time to time either Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of either Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
      Procedures for the purchase, exchange, and redemption of the Short-Term Income Fund's Shares are substantially similar to the procedures applicable to the purchase, exchange, and redemption of the Limited Term Fund's Shares, subject to the differences addressed below. Reference is made to the Prospectus of the Short-Term Income Fund and the Prospectus of the Limited Term Fund for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of the Short-Term Income Fund's and Limited
Term Fund's Shares, respectively, each of which is incorporated by reference thereto. Set forth below is a brief description of the significant purchase, exchange, and redemption procedures applicable to the Short-Term Income Fund and Limited Term Fund's Shares.

Purchases

      You may purchase Class A Shares, Class F Shares or Institutional Service Shares of either Fund through an investment professional, directly from either Fund, or through an exchange from another Federated fund. Purchasers of Class A Shares for either Fund will incur a 1.00% front-end sales charge. Purchasers of Limited Term Fund (Class F Shares) incur a 1.00% front-end sales charge and a 1.00% contingency deferred sales charge. Purchasers of Short-Term Income Fund (Institutional Service Shares) do not incur any sales load.

      Both Funds are subject to the following investment minimums:
Short-Term Income Fund (Class A Shares), initial investment $1,500, subsequent investment, $100; Short-Term Income Fund (Institutional Service Shares) initial investment of $25,000 with no required subsequent investment amount; and Limited Term Fund (Class A Shares and Class F Shares), initial investment $1,500, subsequent investment, $100.
Investment minimums of Short-Term Income Fund will be waived for purposes of the Reorganization.

Dividends and Other Distributions

        Both Short-Term Income Fund and Limited Term Fund declare dividends daily and pay them monthly to shareholders. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at NAV. For a complete description, refer to the accompanying Prospectus of the Short-Term Income Fund. Any questions may be directed to the Short-Term Income Fund at 1-800-341-7400.


Financial Highlights

      The financial highlights shown here are for Short-Term Income Fund Institutional Service Shares only. The total returns for Short-Term Income Fund Institutional Service Shares are disclosed here because Class A Shares have only been offered since March 31, 2004. These financial highlights would be substantially similar to the financial highlights for Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will not exceed those of the Institutional Service Shares.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

 (For a Share Outstanding Throughout Each Period)

Year Ended April 30                    2003     2002     2001    2000    1999
Net Asset Value, Beginning of
Period                                $8.70    $8.74    $8.52   $8.67   $8.74
Income From Investment Operations:
Net investment income                  0.33     0.45 1   0.53    0.51    0.50
Net realized and unrealized gain
(loss) on investments                 (0.14 )  (0.05 )1  0.22   (0.15 ) (0.07 )

TOTAL FROM INVESTMENT OPERATIONS       0.19     0.40     0.75    0.36    0.43

Less Distributions:
Distributions from net investment
income                                (0.33 )  (0.44 )  (0.53 ) (0.51 ) (0.50 )

Net Asset Value, End of Period        $8.56    $8.70    $8.74   $8.52   $8.67

Total Return2                          2.21 %   4.64 %   9.12 %  4.26 %  4.99 %


Ratios to Average Net Assets:

Expenses                               0.81 %   0.82 %   0.81 %  0.81 %  0.81 %

Net investment income                  3.71 %   5.05 %1  6.16 %  5.94 %  5.63 %

Expense waiver/reimbursement3          0.26 %   0.28 %   0.29 %  0.28 %  0.28 %

Supplemental Data:

Net assets, end of period (000
omitted)                             $34,864  $24,121  $18,145 $13,999 $24,783

Portfolio turnover                       69 %     29 %     43 %    44 %    54 %

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began accreting discount/ amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.07% to 5.05%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.


2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.


3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 2003, which can be obtained free of charge.


Service Fees, Advisory Fees and Expense Ratios

      The service providers and applicable service fees, for both Funds are identical. The maximum annual investment advisory fee for the Short-Term Income Fund and Limited Term Fund is 0.40% of average daily net assets. The maximum Shareholder Service Fee for Class A Shares and Class F Shares of both Funds is 0.25% of average daily net assets.

      The Short-Term Income Fund's Class A Shares and Institutional Service Shares and Limited Term Fund's Class A Shares and Class F Shares each have the ability to pay a Rule 12b-1 fee. The Rule 12b-1 fee as a percentage of average daily net assets is 0.50% for Class A Shares of both Funds; 0.25% (0.15% after reduction) for Institutional Service Shares of Short-Term Income Fund; and 0.50% (0.15% after waiver) for Class F Shares of Limited Term Fund.

      For its fiscal year ended April 30, 2003 the Short-Term Income Fund's pro forma ratio of expenses to average daily net assets was 1.09% for Class A Shares and 0.70% for Institutional Service Shares. During this period the Adviser and the Shareholder Service Provider voluntarily waived a portion of their fees. Absent such waiver, the ratio of expenses to average daily net assets would have been 1.28% for Class A Shares and 0.93% for Institutional Service Shares.

      For its fiscal year ended November 30, 2003, the Limited Term Fund's ratio of expenses to average daily net assets was 1.09% for Class A Shares and .99% for Class F Shares. During this period, the Adviser and Distributor voluntarily waived a portion of their fees. Absent such reimbursement, the ratio of expenses to average daily net assets would have been 1.42% for Class A Shares and 1.07% for Class F Shares.

                   INFORMATION ABOUT THE REORGANIZATION

Description of the Plan of Reorganization

      The Plan provides that on or about the Closing Date (presently expected to be on or about August 27, 2004), the Short-Term Income Fund will acquire all of the assets of the Limited Term Fund in exchange for Class A Shares of the Short-Term Income Fund to be distributed pro rata by Limited Term Fund to holders of its Class A Shares and Class F Shares, respectively, in complete liquidation and termination of the Limited Term Fund. Shareholders of the Limited Term Fund will become shareholders of the Short-Term Income Fund as of 4:00 p.m. (Eastern time) on the Closing Date and will begin accruing dividends on the next day.

      Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the Trust and the Corporation, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Limited Term Fund prior to the Closing Date by the Trust or the Corporation if the Board of either entity believes that consummation of the Reorganization would not be in the best interests of the shareholders of Limited Term Fund or Short-Term Income Fund.

      The Adviser will bear the expenses related to the Reorganization. Such expenses include, but are not limited to: legal fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Limited Term Fund's shareholders and the costs of holding the Special Meeting of Shareholders. Limited Term Fund will bear any brokerage expenses related to any sales of its portfolio securities prior to the Reorganization.

      The foregoing brief summary of the Plan entered into between the Short-Term Income Fund and the Limited Term Fund is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of Short-Term Income Fund Shares and Capitalization

      Class A Shares of Short-Term Income Fund to be issued to shareholders of the Limited Term Fund under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of Short-Term Income Fund provided herewith for additional information about Class A Shares of the Short-Term Income Fund.


      The following table shows the capitalization of the Short-Term Income Fund and the Limited Term Fund as of February 27, 2004, and on a pro forma basis as of that date:


------------------------------------------------------------------------------------
               Federated     Federated    Federated     Federated     Federated
               Limited Term  Limited      Short-Term    Short- Term   Short- Term
               Fund Class A  Term Fund    Income Fund   Income Fund   Income Fund
               Shares        Class F      Institutional Class A       Institutional
                             Shares       Service       Shares Pro    Service
                                          Shares        Forma         Shares Pro
                                                        Combined      Forma
                                                                      Combined
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Net Assets     $172,495,883  $7,692,573   $23,356,271   $172,495,883  $31,048,844
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Net Asset      $9.02         $9.02        $8.53         $8.53         $8.53
Value Per
Share
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shares         19,123,006    852,813      2,736,606     21,124,086    3,589,419
Outstanding
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Assets   $194,658,547  $194,658,547 $233,310,384  $427,968,931  $427,968,931
(at Fund
level)
------------------------------------------------------------------------------------




Federal Income Tax Consequences

      The Adviser does not anticipate that the Reorganization will necessitate the realization of material taxable gain or losses in the investment portfolios of Short-Term Income Fund or Limited Term Fund.



      As a condition to the Reorganization, the Short-Term Income Fund and the Limited Term Fund will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the Limited Term Fund and the Short-Term Income Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the Short-Term Income Fund upon its receipt of the Limited Term Fund's assets solely in exchange for Short-Term Income Fund shares;

o no gain or loss will be recognized by the Limited Term Fund upon transfer of its assets to the Short-Term Income Fund solely in exchange for Short-Term Income Fund shares or upon the distribution of the Short-Term Income Fund shares to the Limited Term Fund's shareholders in exchange for their Limited Term Fund shares;

o no gain or loss will be recognized by shareholders of the Limited Term Fund upon exchange of their Limited Term Fund shares for Short-Term Income Fund shares;

o the aggregate tax basis of the assets of the Limited Term Fund acquired by the Short-Term Income Fund will be the same as the aggregate tax basis of such assets to the Limited Term Fund immediately prior to the Reorganization;

o the tax basis of shares of the Short-Term Income Fund received by each shareholder of Limited Term Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Limited Term Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the Limited Term Fund's assets in the hands of the Short-Term Income Fund will include the period during which those assets were held by the Limited Term Fund; and

o the holding period of Short-Term Income Fund shares received by each shareholder of the Limited Term Fund pursuant to the Plan will include the period during which the Limited Term Fund shares exchanged therefor were held by such shareholder, provided the Limited Term Fund shares were held as capital assets on the date of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Short-Term Income Fund, the Limited Term Fund or the Limited Term Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. The Adviser does not expect that the Reorganization will generate material taxable gains or losses to shareholders of Short-Term Income Fund or Limited Term Fund as a result of mark-to-market system of accounting.

      Shareholders of the Limited Term Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

Comparative Information on Shareholder Rights and Obligations
Short-Term Income Fund is a portfolio of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts, while Limited Term Fund is a series of the Corporation, a Maryland corporation. The rights of shareholders of Short-Term Income Fund, as defined by the Trust's By-Laws and Declaration of Trust and under the laws of the Commonwealth of Massachusetts, and the rights of shareholders of Limited Term Fund, as defined by the Corporation's By-Laws and Articles of Incorporation and under the laws of the State of Maryland, relating to voting, distributions and redemptions, are substantively similar. The chart below describes some of the differences between your rights as a shareholder of the Limited Term Fund and your rights as a shareholder of the Short-Term Income Fund.



        ------------------------------------------------------------------------
             Category         SHORT-TERM INCOME FUND           LIMITED TERM FUND

        ------------------------------------------------------------------------
         Preemptive Rights             None                          None
        ------------------------------------------------------------------------
        ------------------------------------------------------------------------
        Preferences                    None                          None
        ------------------------------------------------------------------------
        ------------------------------------------------------------------------
        Appraisal Rights               None                          None
        ------------------------------------------------------------------------
        ------------------------------------------------------------------------
        Conversion Rights              None                          None
        ------------------------------------------------------------------------
        ------------------------------------------------------------------------
        Exchange Rights                None                          None
        (other than the
        right to exchange
        for shares of
        other mutual
        funds as provided
        in the prospectus
        of the Total
        Return Bond Fund
        Class C Shares)
        -------------------------------------------------------------------------------
        Minimum Account    The Board of Trustees has     The Board of Directors has
        Size               discretion to have            discretion to have Limited
                           Short-Term Income Fund        Term Fund redeem the shares
                           redeem the shares of any      of any shareholder whose
                           shareholder whose shares      shares have an aggregate net
                           have an aggregate net asset   asset value of less than
                           value of less than $1,500.    $1,500.

        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Annual Meetings            Not required                  Not required
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Right to Call      Shall be called upon the      Shall be called upon the
        Shareholder        written request of the        written request of the
        Meetings           holders of at least 10% of    holders of at least 10% of
                           the shares of the Short-Term  the shares of the Limited
                           Income Fund entitled to vote  Term Fund entitled to vote
                           at the meeting.               at the meeting.

        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Notice of Meetings Mailed to each shareholder    Mailed to each shareholder
                           entitled to vote at least 15  entitled to vote at least 10
                           days before the meeting.      and not more than 90 days
                                                         before the meeting.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Record Date For    Trustees may close the stock  Directors may close the
        Meetings           transfer books for a period   stock transfer books for a
                           not exceeding 90 days prior   period not exceeding 10 days
                           to the date of any            prior to the date of any
                           shareholder meeting or may    shareholder meeting or may
                           fix in advance a date, not    fix in advance a date, not
                           exceeding 90 days, as a       exceeding 90 days, as a
                           record date.                  record date.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Quorum for Meeting When any one or more Series   The presence in person or by
                           or Classes is entitled to      proxy of holders of
                           vote as a single Series or     one-third of the shares
                           Class, more than fifty         entitled to vote
                           percent of the shares of       constitutes a quorum;
                           each such Series or Class      provided, however, the
                           entitled to vote shall         presence in person or by
                           constitute a quorum at a       proxy of holders of
                           Shareholder's meeting of       one-half of the shares
                           that Series or Class.          entitled to vote
                                                          constitutes a quorum with
                                                          respect to matters for
                                                          which the Investment
                                                          Company Act of 1940
                                                          requires majority
                                                          shareholder approval.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Election of        A plurality of votes cast at  A plurality of votes cast at
        Directors or       the meeting.                  the meeting.
        Trustees
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Adjournment of     In the absence of a quorum,   In the absence of a quorum,
        Meetings           a plurality of shareholders   a majority of shareholders
                           present in person or by       present in person or by
                           proxy may adjourn the         proxy may adjourn the
                           meeting from time to time     meeting from time to time to
                           without further notice.       a date not later than 120
                                                         days after the original
                                                         record date.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Removal of         May be removed by a vote of   May be removed by a majority
        Directors or       at least two-thirds of the    vote of the outstanding
        Trustees by        outstanding shares of the     shares of the Corporation.
        Shareholders       Trust.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Personal           The trustees are liable only  The Maryland General
        Liability of       for their willful             Corporation Law makes
        Directors and      misfeasance, bad faith,       directors immune from
        Trustees           gross negligence or reckless  liability to the extent that
                           disregard of the duties       they perform their duties as
                           involved in the conduct of    directors:
                           the office of trustee.        (1) In good faith;
                                                         (2) In a manner the director
                                                         reasonable believes to be in
                                                         the best interests of the
                                                         Fund; and
                                                         (3) With the care that an
                                                         ordinarily prudent person in
                                                         a like position would use
                                                         under similar circumstances.
        -------------------------------------------------------------------------------
        Personal           Under Massachusetts law,      None
        Liability of       there is, in theory, a
        Shareholders       possibility that a
                           shareholder may be
                           personally liable; however,
                           the Declaration of Trust
                           requires the Trust to use
                           the assets of the Short-Term
                           Income Fund to protect or
                           compensate the shareholder
                           if the shareholder is held
                           personally liable for its
                           obligations. Massachusetts
                           business trusts are widely
                           used in the mutual fund
                           industry to organize series
                           investment companies.
        -------------------------------------------------------------------------------
        Number of          Unlimited; no par value.      The Corporation is
        Authorized                                       authorized to issue
        Shares; Par Value                                1,000,000,000 shares of
                                                         common stock with a par
                                                         value $.001 per share, of
                                                         which 1,000,000,000 has been
                                                         designated Class A Shares of
                                                         Limited Term Fund and
                                                         1,000,000,000 has been
                                                         designated Class F Shares of
                                                         Limited Term Fund.
        -------------------------------------------------------------------------------


                           INFORMATION ABOUT THE
             SHORT-TERM INCOME FUND AND THE LIMITED TERM FUND

Short-Term Income Fund

      Information about the Trust and the Short-Term Income Fund is contained in the Short-Term Income Fund's current Prospectus. A copy of the Prospectus is included herewith and incorporated by reference herein. Additional information about the Trust and the Fund is included in the Short-Term Income Fund's Statement of Additional Information (Class A Shares and Institutional Service Shares) dated March 31, 2004, as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated July 16, 2004, both of which have been filed with the SEC and may be obtained without charge by contacting the Corporation at 1-800-341-7400 or by writing to the Trust at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Trust, on behalf of the Short-Term Income Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by the Trust, on behalf of the Short-Term Income Fund, can be obtained by calling or writing the Trust and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1024, 450 Fifth Street, NW, Washington DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL 60604 and 233 Broadway New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the SEC's Internet Web site (http://www.sec.gov).

      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Trust, on behalf of the Short-Term Income Fund, with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Trust, the Short-Term Income Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.

Limited Term Fund

      Information about the Limited Term Fund may be found in the Fund's current Prospectus dated January 31, 2004 and Statement of Additional Information, dated January 31, 2004 and are incorporated herein by reference. Copies of the Limited Term Fund's Prospectus and Statement of Additional Information may be obtained without charge from the Fund by calling 1-800-341-7400 or by writing to the Fund at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from the Corporation by calling 1-800-341-7400 or by writing to the Corporation at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Limited Term Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Limited Term Fund can be obtained by calling or writing the Fund and can also be inspected at the public reference facilities maintained by the SEC at the addresses listed in the previous section.

            THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT
                           SHAREHOLDERS APPROVE
                 THE AGREEMENT AND PLAN OF REORGANIZATION


About the Proxy Solicitation and the Meeting
      Proxies are being solicited by the Board of Directors, on behalf of its portfolio, the Limited Term Fund. The proxies will be voted at the special meeting of shareholders of the Limited Term Fund to be held on August 27, 2004 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").
      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Corporation or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Corporation may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.
      The purpose of the Special Meeting is set forth in the accompanying Notice. The Board of Directors knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about July 20, 2004, to shareholders of record at the close of business on July 7, 2004 (the "Record Date").
      The annual reports for the Short-Term Income Fund and the Limited Term, which includes audited financial statements for their fiscal year ended April 30, 2003 and November 30, 2003, respectively, were previously mailed to shareholders. The semi-annual reports for the Short-Term Income Fund and the Limited Term Fund, which contain unaudited financial statements for the periods ended October 31, 2003 and May 30, 2003, respectively, were also previously mailed to shareholders. Limited Term Fund will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for the Short-Term Income Fund and the Limited Term Fund. Requests for annual reports or semi-annual reports for the Short-Term Income Fund and the Limited Term Fund may be made by writing to the Short-Term Income Fund or the Limited Term Fund's principal executive offices or by calling the toll-free telephone number, 1-800-341-7400. The principal executive offices for the Short-Term Income Fund or the Limited Term Fund are located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

Proxies, Quorum and Voting at the Special Meeting

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Corporation is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.
      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Corporation. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.
      In order to hold the Special Meeting, a "quorum" of shareholders must be present. Holders of one-third of the total number of outstanding shares of the Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals.
      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.
      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Shareholder approval requires the affirmative vote of more than 50% of the shares of the Limited Term Fund (i.e., both Class A Shares and Class F Shares) entitled to vote. If the reorganization contemplated herein is not approved by a majority of Limited Term Fund's shareholders, then the investment adviser for Limited Term Fund will re-evaluate the viability of the continued operation of the fund under the current investment strategy.

Share Ownership of the Funds

Officers and Directors of the Corporation own less than 1% of the Limited Term Fund's outstanding shares.
At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Limited Term Fund:
Class A Shares: Edward Jones & Company, Maryland Heights, MO, owned approximately 5,689,206 Shares (31.22%); MLPF&S, Jacksonville, FL, owned approximately 1,264,753 Shares (6.94%); and Citigroup Global Markets, Inc., New York, NY, owned approximately 1,083,034 Shares (5.94%).
Class F Shares: MLPF&S, Jacksonville, FL, owned approximately 94,870 Shares (11.31%); Edward Jones & Company, Maryland Heights, MO, owned approximately 54,027 Shares (6.44%); and HSBC Bank USA, Buffalo, NY, owned approximately 52,863 Shares (6.30%).

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Short-Term Income Fund:
Class A Shares: At the close of business on the Record Date, no persons owned more than 5% of the outstanding Class A Shares of the Short-Term Income Fund since it is a newly formed share class:
Institutional Service Shares: Edward Jones & Company, Maryland Heights, MO, owned approximately 5,689,206 Shares (31.22%); MLPF&S, Jacksonville, FL, owned approximately 1,264,753 Shares (6.94%); and Citigroup Global Markets, Inc., New York, NY, owned approximately 1,083,034 Shares (5.94%).

Interests of Certain Persons

      The Funds are managed by the Adviser. The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and
J. Christopher Donahue currently serve as trustees of the Trust.
       OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY
      The Limited Term Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Fixed Income Securities, Inc., Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, so that they are received within a reasonable time before any such meeting.
      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Limited Term Fund.

---------------------------------------------------------------------------
 SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY
  CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF
                       MAILED IN THE UNITED STATES.
---------------------------------------------------------------------------

                                        By Order of the Board of Directors,



                                                          John W. McGonigle
                                                                  Secretary


July 16, 2004



                                                                  EXHIBIT A
                   AGREEMENT AND PLAN OF REORGANIZATION
      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __th day of ____________, 2004, by and between Federated Income Securities Trust, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Trust"), with respect to Federated Short-Term Income Fund (the "Acquiring Fund"), a series of the Trust, and Federated Fixed Income Securities, Inc., a Maryland Corporation, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (the "Corporation"), with respect to Federated Limited Term Fund, a series of the Corporation ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

      This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of:
(i) the transfer of all of the assets of the Acquired Fund in exchange for Class A Shares and Institutional Service Shares, respectively, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and
(ii) the distribution of Class A Shares and Institutional Service Shares of the Acquiring Fund to the holders of Class A Shares and Class F Shares, respectively, of the Acquired Fund, respectively, and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

      WHEREAS, the Acquiring Fund and the Acquired Fund is a separate series of the Corporation and the Trust, respectively, and the Corporation and the Trust are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;
      WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of capital stock and shares of beneficial interests, respectively;
      WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;
      WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;
      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
Article I

  TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
                SHARES AND LIQUIDATION OF THE ACQUIRED FUND


1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing
(x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of Class A Shares and Class F Shares of the Acquired Fund will receive Class A Shares and Institutional Service Shares, respectively, of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.
      The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the
payment  of  normal  operating   expenses,   dividends  and  capital  gains
distributions.
1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.
1.4 STATE FILINGS. Prior to the Closing Date, the Corporation shall make any filings with the State of Maryland that may be required under the laws of the State of Maryland, effective as of the Closing Date.
1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.
1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.
1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.
1.9 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.
1.10 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.
Article II

                                 VALUATION
2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Trust Instrument and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.
2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Corporation's Trust Instrument and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.
2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.
2.4 DETERMINATION OF VALUE. All computations of value shall be made by Federated Services Company, on behalf of the Acquiring Fund and the Acquired Fund.
Article III

                         CLOSING AND CLOSING DATE


3.1 CLOSING DATE. The closing shall occur on or about August 27, 2004, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and
(b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.
3.4 TRANSFER AGENT'S CERTIFICATE. Federated Services Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Federated Services Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.
Article IV

                      REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Trust, on behalf of the Acquired Fund, represents and warrants to the Corporation, on behalf of the Acquiring Fund, as follows:
a) The Acquired Fund is a legally designated, separate series of a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.
c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.
e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.
f)    Except as  otherwise  disclosed  in  writing to and  accepted  by the
      Acquiring  Fund,  no  litigation,   administrative   proceeding,   or
      investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)    The  financial  statements  of the  Acquired  Fund as of November 30,
      2003, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring
      Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
h) The unaudited financial statements of the Acquired Fund as of May 31, 2003, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring
      Fund) fairly reflect the financial condition of the Acquired Fund as of May 31, 2003, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
i) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.
j) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
k) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.
l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.
m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
o) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
p) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.
q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.
4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Corporation, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:
a) The Acquiring Fund is a legally designated, separate series of a corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland.
b) The Corporation is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.
c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Corporation's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.
e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely  determined,  would  materially  and  adversely  affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f) The financial statements of the Acquiring Fund as of April 30, 2003 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
g) The unaudited financial statements of the Acquiring Fund as of October 31, 2003, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.
i) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
j) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.
k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
l) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.
m) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Corporation with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
o) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Corporation, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
Article V

           COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5, the Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.
5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.
5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.
5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.
5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust's Treasurer.
5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Corporation will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.
5.8 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

Article VI

         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Corporation's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.
Article VII

         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
7.1 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.
7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.
Article VIII

            FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                     ACQUIRING FUND AND ACQUIRED FUND
      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in
accordance   with   applicable  law  and  the  provisions  of  the  Trust's
Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.
8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.
Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.
8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for federal income tax purposes:
a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of
      Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.
b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.
c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Selling Fund Shares.
d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.
e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.
f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.
      Such  opinion  shall  be  based  on  customary  assumptions  and such representations as Dickstein Shapiro Morin & Oshinsky LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.
Article IX

                                 EXPENSES
9.1 Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.
Article X

                 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 The Corporation, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.
Article XI

                                TERMINATION
11.1 This Agreement may be terminated by the mutual agreement of the Corporation and the Trust. In addition, either the Corporation or the Trust may at its option terminate this Agreement at or before the Closing Date due to:
a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
c) a determination by a party's Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Trust or the Corporation, respectively, and notice given to the other party hereto.
11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Corporation, the Trust, or their respective Trustees or officers, to the other party or its Trustees or officers.
Article XII

                                AMENDMENTS
12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the Corporation as specifically authorized by their respective Board of Trustees or Board of Directors, as the case may be; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
Article XIII

            HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                          LIMITATION OF LIABILITY
13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.
13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
13.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquired Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in the Trust's Declaration of Trust.
13.6 IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                    FEDERATED INCOME SECURITIES TRUST
                                    on behalf of its portfolio,
                                    Federated Short-Term Income Fund

            /s/ John W. McGonigle
                 John W. McGonigle, Secretary


                                    FEDERATED FIXED INCOME SECURITIES
                                    FUND, INC.
                                    on behalf of its portfolio,
                                    Federated Limited Term Fund



            /s/ J. Christopher Donahue
                 J. Christopher Donahue, President



Federated

WORLD-CLASS INVESTMENT MANAGER

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor
Cusip 31417P106
Cusip 31417P205


30558 (7/04)


















FEDERATED TOTAL RETURN SERIES, INC.
Federated Limited Duration Fund



Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.

Federated Total Return Series, Inc. (the "Corporation") will hold a special meeting of shareholders of Federated Limited Duration Fund (the "Limited Duration Fund") on August 27, 2004. It is important for you to vote on the issue described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issue.

The following is an introduction to the process and the proposal.

Why am I being asked to vote?
Mutual funds are required to obtain shareholders' votes for certain types of changes like the one included in this Prospectus/Proxy Statement. You have a right to vote on such changes.

How do I vote my shares?
You may vote by telephone at the toll-free number shown on your ballot or through the Internet at the website shown on your ballot. You may also vote in person at the meeting or complete and return the enclosed proxy card.
If you:
1. choose to help save the Limited Duration Fund time and postage costs by voting through the Internet or by telephone, please do not return your proxy card.
2. do not respond at all, we may contact you by telephone to request that you cast your vote.
3. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?
The proposed reorganization (the "Reorganization") of the Limited Duration Fund into Federated Short-Term Income Fund (the "Short-Term Fund"), a portfolio of Federated Income Securities Trust.

Why is the Reorganization being proposed?
The Board of Directors and the investment adviser of the Corporation believes that the Reorganization is in the best interest of Limited Duration Fund and its respective shareholders. In a related, but separate Reorganization, shareholders of the federated Limited Term Fund, a portfolio of Federated Fixed Income Securities Inc., are also voting on a proposed Reorganization of that Fund into the Short-Term Fund.

      If approved, the restructuring is expected to benefit shareholders of Limited Duration Fund by reorganizing into a more competitive fund, potentially increasing sales to new shareholders, creating a larger asset base, reducing overall fund costs and discouraging shareholder redemptions, while continuing to provide shareholders with a diversified portfolio of investments.



      The Board of the Limited Duration Fund believes that the shareholders of the Limited Duration Fund would benefit from the larger asset base and anticipated economies of scale that are expected to result from the Reorganization.

      In the case of Institutional Shares of the Limited Duration Fund, Fund Operating Expenses (before waivers) total 1.04%. Actual expenses for the most recent fiscal year were .35%. In order to achieve this lower actual expense level the Adviser has voluntarily waived:

      (1) The entire Management Fee charged to the Limited Duration Fund (.40%); and

      (2)   The Limited Duration Fund's entire Shareholder Service Fee
(.25%).

In addition, the Adviser voluntarily reimbursed .04% of the Fund's operating expenses.

      In the case of Institutional Service Shares of the Limited Duration Fund, Fund Operating Expenses (before waivers) total 1.29%. Actual expenses for the most recent fiscal year were .65%. In order to achieve this lower actual expense level the Adviser has voluntarily waived:

      (1) The entire Management Fee charged to the Limited Duration Fund (.40%); and

      (2) .20% (4/5ths) of the Limited Duration Fund's Distribution (Rule 12(B)(1)).

In addition, the Adviser voluntarily reimbursed .04% of the Fund's operating expenses.

      All of the above listed waivers can be terminated or adjusted at any time. If the above waivers were eliminated actual expenses incurred by Institutional Shares and Institutional Service Shares of the Limited Duration Fund would increase by 197% and .98%, respectively. Management has informed the Board that it cannot agree to the existing waivers indefinitely.

      In connection with the Reorganization, the Adviser has agreed to voluntarily waive .22% of the Short-Term Income Fund's Management Fee with respect to Class Y shares and .37% of the Short-Term Income Fund's expenses applicable to Institutional Service Shares, as a result, of the new voluntary waivers1, following the proposed Reorganization.

      Total Operating Expenses (before waivers) incurred by holders of Limited Duration Fund's Institutional Shares will decline from 1.04% to .53% and their Total Operating Expenses (after waivers) will remain unchanged.

      Total Operating Expenses (before waivers) incurred by holders of Limited Duration Fund's Institutional Service Shares will decline from 1.29% to 1.03% and their Total Operating Expenses (after waivers) will increase by ..05%.

      Although the increase in actual expenses incurred by Institutional Service Shares may be seen as a negative factor, the Board, in making this determination considered this factor outweighed by:

      (1) The certainty of future expense afforded by the Short Term Income Fund's lower Total Overall Expenses (before waivers); and

      (2) The substantial higher administrative costs of the Limited Duration Fund and possibility of (i) a general decrease in the Adviser's substantial existing fee waivers, or (ii) a reduction in the Advisor's subsidy of the Fund's Operating Expenses, which would adversely affect both classes Limited Duration Fund's shareholders.

      As compared to the Limited Duration Fund, Short-Term Income Fund is a larger fund with lower administrative expenses (before waivers) and a better long-term performance history. For the reasons mentioned above and more fully described in the Prospectus/Proxy Statement, the Board of Directors believes that, if approved, the Reorganization will provide the Limited Duration Fund shareholders with a substantially similar investment strategy and the added benefit of lower expenses (before waivers).

How will the Reorganization affect my investment?

o     The investment objective will remain substantially the same.
o The cash value of your investment will not change. You will receive shares of Short-Term Income Fund with a total dollar value equal to the total dollar value of Limited Duration Fund shares that you own at the time of the Reorganization. Holders of Limited Duration Fund, Institutional Shares will receive Class Y Shares of Federated Short-Term Income Fund, while holders of Federated Limited Duration Fund, Institutional Service Shares will receive Institutional Service Shares of Federated Short-Term Income Fund.
o     The Reorganization will be a tax-free transaction.

Who do I call with questions about the Prospectus/Proxy Statement? Call your Investment Professional or a Federated Client Service
Representative. Federated's toll-free number is
1-800-341-7400.


 After careful consideration, the Board of Directors has unanimously approved this proposal. The Board recommends that you read the enclosed materials carefully and vote for the proposal.

                     FEDERATED TOTAL RETURN SERIES, INC.
                       Federated Limited Duration Fund

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD AUGUST 27, 2004


      TO SHAREHOLDERS OF FEDERATED LIMITED DURATION FUND, A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.: A special meeting of the shareholders of Federated Limited Duration Fund (the "Limited Duration Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on August 27, 2004, for the following purposes:

1.    To   approve  or   disapprove   a   proposed   Agreement   and  Plan  of
                 Reorganization pursuant to which Federated Short-Term Income Fund ("Short-Term Income Fund"), a portfolio of Federated Income Securities Trust, would acquire all of the assets of the Limited Duration Fund in exchange for Institutional Service Shares and Class Y Shares of Short-Term Income Fund to be distributed pro rata by the Limited Duration Fund to holders of its Institutional Service Shares and Institutional Shares, respectively, in complete liquidation and termination of the Limited Duration Fund; and

2.    To transact such other  business as may properly come before the meeting or any adjournment thereof.

The Board of Directors has fixed July 6, 2004 as the record date for determination of shareholders entitled to vote at the meeting.


                                                By Order of the Board of
                                                Directors,




                                                John W. McGonigle
                                                Secretary


July 16, 2004


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YOU CAN HELP THE  LIMITED  DURATION  FUND AVOID THE  NECESSITY  AND EXPENSE OF
SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
------------------------------------------------------------------------------

                          PROSPECTUS/PROXY STATEMENT

                                July 16, 2004

                         Acquisition of the assets of

                       FEDERATED LIMITED DURATION FUND
              a portfolio of Federated Total Return Series, Inc.
                           (A Maryland Corporation)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000

                       By and in exchange for Shares of

                       FEDERATED SHORT-TERM INCOME FUND
               a portfolio of Federated Income Securities Trust
                       (A Massachusetts Business Trust)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000

      This Prospectus/Proxy Statement describes the proposal for Federated Limited Duration Fund (the "Limited Duration Fund"), a portfolio of Federated Total Return Series, Inc. (the "Corporation") to transfer all of its assets to Federated Short-Term Income Fund (the "Short-Term Income Fund"), a portfolio of Federated Income Securities Trust (the "Trust") in exchange for shares of the Short-Term Income Fund (the "Reorganization"). Short-Term Income Fund shares will be distributed pro rata by the Limited Duration Fund to its shareholders in complete liquidation and dissolution of the Limited Duration Fund. As a result of the Reorganization, each owner of Limited Duration Fund Institutional Services Shares will become the owner of Institutional Service Shares of Short-Term Income Fund, while each owner of Limited Duration Fund Institutional Shares will become the owner of Class Y Shares of Short-Term Income Fund, having a total net asset value ("NAV") equal to the total NAV of his or her holdings in the Limited Duration Fund on the date of the Reorganization (the "Closing Date").

      The Limited Duration Fund seeks to provide total return while the investment objective of the Short-Term Income Fund is to provide current income. Each Fund employs a similar investment strategy in pursuit of its investment objective. For a comparison of the investment policies and objectives of Limited Duration Fund and Short-Term Income Fund, see "Comparison of Investment Objectives, Policies and Limitations."

      The fundamental and non-fundamental investment limitations of Limited Duration Fund and Short-Term Income Fund are described in the section entitled, "Summary-Comparison of Investment Objectives, Policies and Limitations."
      Information concerning Institutional Shares and Institutional Service Shares of the Limited Duration Fund, as compared to Class Y Shares and Institutional Service Shares of Short-Term Income Fund, respectively, is included in this Prospectus/Proxy Statement in the sections entitled "Summary
- Comparative Fee Tables" and "Information about the Reorganization - Description of Short-Term Income Fund Shares and Capitalization."

            This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. In addition, the following information, is incorporated herein by reference:

      1.    For holders of Institutional Service Shares of Limited Duration
            Fund: Prospectus of Short-Term Income Fund (Institutional Service Shares) dated June 30, 2003; a Statement of Additional Information for Short-Term Income Fund (Institutional Service Shares ) dated March 31, 2004; Annual Report of Short-Term Income Fund (Institutional Service Shares) for its fiscal year ended April 30, 2003; and Semi-Annual Report of Short-Term Income Fund (Institutional Service Shares) for the period ended October 31, 2003.

      2.    For holders of Institutional Shares of Limited Duration Fund:
            Prospectus of Short-Term Income Fund (Class Y Shares) dated March 31, 2004; and a Statement of Additional Information Short-Term Income Fund (Class Y Shares) dated March 31, 2004. As this is a newly created share class of the Short-Term Income Fund, a Annual Report and Semi-Annual Report are not currently available; however, the Annual Report of Short-Term Income Fund (Institutional Service Shares) for its fiscal year ended April 30, 2003; and Semi-Annual Report of Short-Term Income Fund (Institutional Service Shares) for the period ended October 31, 2003 are substituted and hereby incorporated herein by reference.


      References in this Prospectus/Proxy Statement to materials, Annual Reports or Semi-Annual Reports should be interpreted in a manner consistent with all the foregoing. This Prospectus/Proxy Statement is accompanied by the Annual Report, Semi-Annual Report and Prospectus of Short-Term Income Fund (Institutional Service Shares or Class Y Shares, as the case may be). Copies of the Prospectuses, Statements of Additional Information, Annual Reports, Semi-Annual Reports and other information about the Short-Term Income Fund and Limited Duration Fund may be obtained without charge by writing or by calling the Short-Term Income Fund at the addresses and telephone numbers shown on the previous page.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

            SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
I.
TABLE OF CONTENTS
                                                                      Page
 SUMMARY
   Reasons for the Proposed Reorganization
   Comparison of Investment Objectives, Policies and Limitations
   Comparison of Risks
   Comparative Fee Tables
   Comparison of Potential Risks and Rewards: Performance Information Purchase, Redemption and Exchange Procedures; Dividends and Distributions Financial Highlights
   Service Fees, Advisory Fees and Expense Ratios

INFORMATION ABOUT THE REORGANIZATION
   Description of the Plan of Reorganization
   Description of Short-Term Income Fund Shares and Capitalization Federal Income Tax Consequences
   Comparative Information on Shareholder Rights and Obligations

INFORMATION ABOUT SHORT-TERM INCOME FUND
AND THE LIMITED DURATION FUND
   Short-Term Income Fund
   Limited Duration Fund
   About the Proxy Solicitation and the Meeting
   Proxies, Quorum and Voting at the Special Meeting
   Share Ownership of the Funds
   Interests of Certain Persons

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)


                                   SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of the Limited Duration Fund (Institutional Service Shares or Institutional Shares), dated November 30, 2003, Statement of Additional Information of the Limited Duration Fund (Institutional Service Shares and Institutional Shares), dated November 30, 2003, the Prospectus of the Short-Term Income Fund (Institutional Service Shares) dated June 30, 2003, the Prospectus of Short-Term Income Fund (Class Y Shares) dated March 31, 2004; Statement of Additional Information of the Short-Term Income Fund, (Class Y Shares and Institutional Service Shares) dated March 31, 2004, and the Agreement and Plan of Reorganization (the "Plan"). A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. The Prospectus of Short-Term Income Fund (Institutional Service Shares) or Prospectus of the Short-Term Income Fund, Class Y Shares, as the case may be) accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

      The Board of Directors ("Board" or "Directors") of Limited Duration Fund has voted to recommend to shareholders of Institutional Shares and Institutional Service Shares of Limited Duration Fund to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Short-Term Income Fund would acquire all of the assets of the Limited Duration Fund in exchange for Class Y Shares and Institutional Service Shares, respectively, of Short-Term Income Fund to be distributed pro rata by the Limited Duration Fund to holders of its Institutional Shares and Institutional Service Shares, in complete liquidation and termination of the Limited Duration Fund. As a result of the Reorganization, each shareholder of the Limited Duration Fund will become the owner of Short-Term Income Fund's Class Y Shares and Institutional Service Shares (as the case may be) having a total net asset value equal to the total net asset value of his or her holdings in the Limited Duration Fund on the date of the Reorganization, i.e., the Closing Date (as hereinafter defined) on August 27, 2004.

      The Board, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganization would be in the best interest of the Limited Duration Fund and its existing shareholders, and that the interest of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization.

      Management of the Limited Duration Fund believes that the shareholders of the Limited Duration Fund would benefit from the larger asset base and anticipated economies of scale that are expected to result from the Reorganization.

      At the present time, in the case of Institutional Shares of the Limited Duration Fund, Management voluntary waives the entire Management Fee charged to the Limited Duration Fund (.40%) as well as the Limited Duration Fund's entire Shareholder Service Fee (.25%).

      In the case of Institutional Service Shares of the Limited Duration Fund, Management voluntarily waives the entire Management Fee and .20% of the Fund's Distribution (Rule 12b-1) Fee. These voluntary waivers can be terminated or adjusted at any time. If the proposed Reorganization is not approved these voluntary waivers may be reconsidered. In addition, in the most recent year Management of the Limited Duration Fund voluntarily reimbursed .04% of the Fund's operating expenses with respect to all share classes. This voluntary subsidy may also be reconsidered if the Reorganization is not approved.

      As a result of the above described voluntary fee waivers and reimbursements, total actual expenses for Institutional Class Shares and Institutional Service Shares of the Limited Duration Fund are currently .35% and .65%, respectively.

      In connection with the Reorganization, Management has agreed to voluntarily waive .22% of the Short-Term Income Fund's Management Fee with respect to Class Y shares and .37% of the Short-Term Income Fund's expenses applicable to Institutional Service Shares. As a result of the new voluntary waivers actual total annual expenses incurred by holders of Limited Duration Fund's Institutional Shares will remain unchanged and actual total annual expenses with respect to the holders of the Limited Duration Fund's Institutional Service Shares will increase by .05%. All of the above described voluntary waivers may be terminated or adjusted at any time.

      In considering the proposed Reorganization, the Board of the Corporation and the Board of the Trust took into consideration a number of factors, including: (1) any fees or expenses that will be borne directly or indirectly by Limited Duration Fund in connection with the reorganization;
(2) the compatibility of the Short-Term Income Fund's and the Limited Duration Fund's investment objectives, policies and limitations; (3) the comparatively larger size and lower expenses of the Short-Term Income Fund (after the newly established waivers); (4) the Reorganization provides for continuity of distribution and shareholder servicing arrangements; and (5) the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes either to the Short-Term Income Fund or the Limited Duration Fund or to shareholders of either Fund.

      As a condition to the Reorganization, Short-Term Income Fund and Limited Duration Fund will each receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by the shareholders of either Fund. The tax basis of the shares of Short-Term Income Fund received by Limited Duration Fund shareholders will be the same tax basis of their shares in Limited Duration Fund.

      The Board of Directors concluded to recommend that the shareholders of the Limited Duration Fund vote to approve the Reorganization. Pursuant to Rule 17a-8 under the 1940 Act, the Board, including a majority of the Directors who are not interested persons (within the meaning of the 1940
Act), determined that participation in the transaction was in the best interests of the Limited Duration Fund's shareholders and that the interests of existing Limited Duration Fund shareholders would not be diluted as a result of effecting the transaction.

      The Trustees of the Trust likewise approved the Reorganization on behalf of the Short-Term Income Fund. Pursuant to Rule 17a-8 under the 1940 Act, the Trust, including a majority of the Trustees who are not interested persons, determined that participation in the transaction was in the best interests of the Short-Term Income Fund's shareholders and that the interests of existing Short-Term Income Fund shareholders would not be diluted as a result of effecting the transaction.

      BASED ON THIS INFORMATION, THE BOARD OF DIRECTORS RECOMMENDS THAT THE SHAREHOLDERS OF LIMITED DURATION FUND APPROVE THE REORGANIZATION.

Comparison of Investment Objectives, Policies and Limitations
      The investment objective of Short-Term Income Fund which seeks to provide current income is similar to the investment objective of the Limited Duration Fund. As earlier noted, the investment objective of Limited Duration Fund is to provide total return is similar to the investment objective of the Limited Duration Fund. Limited Duration Fund's total return consists of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. Limited Duration Fund expects that income will comprise the largest component of its total return.

     The Short-Term Income Fund invests in a diversified portfolio of domestic fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities; corporate debt securities; and U.S. treasury and agency securities. In addition, at least 65% of the Short-Term Income Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a nationally recognized statistical rating organization (NRSRO). The Fund may invest up to 35% of its assets in non-investment grade fixed income securities which are rated BB or lower by a NRSRO.

     The Adviser, Federated Investment Management Company (the "Adviser"), which also serves as the Adviser to the Short-Term Income Fund, actively manages the portfolio and seeks to enhance current income while minimizing prepayment and credit risk, the Adviser also seeks to limit the magnitude of fluctuation of the value of the Short-Term Income Fund's Shares. The Adviser attempts to manage price fluctuation by limiting the Short-Term Income Fund's dollar weighted average duration within a range of one to two years and, in any event, to no greater than three years. Under normal market conditions, the Short-Term Income Fund's dollar-weighted average maturity is expected to be three years or less.

     By comparison, the Limited Duration Fund invests primarily in a diversified portfolio of domestic, investment grade fixed income securities. The Adviser actively manages the Limited Duration Fund's portfolio within a portfolio duration limitation to attempt to construct a portfolio of securities offering attractive risk-adjusted returns over a portfolio of comparable Treasury securities. As a matter of investment policy, the Adviser manages the Limited Duration Fund's share price volatility attributable to interest rate risk by limiting the dollar-weighted average modified duration of its portfolio securities to three years or less.



     The Limited Duration Fund may invest a portion of its portfolio in noninvestment grade fixed income securities, which are rated BB or lower by NRSROs. The noninvestment grade securities in which the Limited Duration Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities. There is no fundamental investment policy that limits the amount of noninvestment grade securities which may be purchased by the Limited Duration Fund. In the most recent years, noninvestment grade securities represented 30% of the Limited Duration Fund's investment.



The fundamental and non-fundamental limitations of the Limited Duration Fund and Short-Term Income Fund are listed below for comparative purposes. Limited Duration Fund has a fundamental limitation that prohibits it from selling securities short, but the Short-Term Income Fund has no limitation, either fundamental or non-fundamental, regarding short sales. Additionally, the limitations regarding "Buying on Margin," "Underwriting," "Investing in Commodities" and "Diversification of Investments" are substantially similar for both Funds.

Duration measures the price sensitivity of a fixed income security to changes in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights used in deterring this average are the present values of the payments, using the bond's yield-to-maturity as the discount rate.

            Example:
            Bond has a $10,000 face value and a 7% coupon payment. The Bond's present yield-to-maturity is 5% and it matures in 5 years. The bond thus pays $700 a year from now, $700 in 2 years, $700 in 3 years, $700 in 4 years, $700 in 5 years and the $10,000 return of principal also in 5 years. The weighted average of these payments, is equal to the bond's 4.37 - which is the Bond's "Duration".

Fixed income securities with longer Duration values are typically more sensitive to changes in interest rates than fixed income securities with shorter Duration values. Another measure of price sensitivity is "modified duration" in which the yield to maturity used in the above calculation is compounded quarterly.



The following chart contains the fundamental limitations and non-fundamental policies of Limited Duration Fund and Short-Term Income Fund:

-------------------------------------------------------------------------------
                             INVESTMENT LIMITATIONS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
         LIMITED DURATION FUND                   SHORT-TERM INCOME FUND

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Selling Short or Buying on Margin        Buying on Margin (non-fundamental)
(fundamental)
                                         The Fund will not purchase securities
The Fund will not sell any securities    on margin, provided that the Fund may
short or purchase any securities on      obtain short-term credits necessary
margin, but may obtain such short-term   for the clearance of purchases and
credits as may be necessary for          sales of securities, and further
clearance of purchases and sales of      provided that the Fund may make margin
portfolio securities. The deposit or     deposits in connection with its use
payment by the Fund of initial or        of financial options and futures,
variation margin in connection with      forward and spot currency contracts,
futures contracts or related options     swap transactions and other financial
transactions is not considered the       contracts or derivative instruments.
purchase of a security on margin.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Issuing Senior Securities and Borrowing  Issuing Senior Securities and
Money (fundamental)                      Borrowing Money (fundamental)

The Fund will not issue senior           The Fund may borrow money, directly or
securities, except that the Fund may     indirectly, and issue senior
borrow money directly or through         securities to the maximum extent
reverse repurchase agreements in         permitted under the Investment Company
amounts up to one-third of the value of  Act of 1940 (1940 Act).
its total assets, including the amount
borrowed. The Fund will not borrow
money or engage in reverse repurchase
agreements for investment leverage, but
rather as a temporary, extraordinary,
or emergency measure to facilitate
management of the Fund by enabling the
Fund to meet redemption requests when
the liquidation of portfolio securities
is deemed to be inconvenient or
disadvantageous. The Fund will not
purchase any securities while any
borrowings in excess of 5% of its total
assets are outstanding.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Pledging Assets (fundamental)            Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge, or   The Fund will not mortgage, pledge, or
hypothecate any assets except to secure  hypothecate any of its assets,
permitted borrowings. For purposes of    provided that this shall not apply to
this limitation, the following will not  the transfer of securities in
be deemed to be pledges of the Fund's    connection with any permissible
assets: margin deposits for the          borrowing or to collateral
purchase and sale of financial futures   arrangements in connection with
contracts and related options, and       permissible activities.
segregation or collateral arrangements
made in connection with options
activities or the purchase of
securities on a when-issued basis.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Diversification of Investments           Diversification of Investments
(fundamental)                            (fundamental)

With respect to securities comprising    With respect to securities comprising
75% of the value of its total assets,    75% of the value of its total assets,
the Fund will not purchase securities    the Fund will not purchase securities
issued by any one issuer (other than     of any one issuer (other than cash;
cash, cash items, or securities issued   cash items; securities issued or
or guaranteed by the U.S. government,    guaranteed by the government of the
its agencies or instrumentalities, and   United States or its agencies or
repurchase agreements collateralized by  instrumentalities and repurchase
such securities) if, as a result, more   agreements collateralized by such
than 5% of the value of its total        U.S. government securities; and
assets would be invested in the          securities of other investment
securities of that issuer, and will not  companies) if, as a result, more than
acquire more than 10% of the             5% of the value of its total assets
outstanding voting securities of any     would be invested in the securities of
one issuer.                              that issuer, or the Fund would own
                                         more than 10% of the outstanding
                                         voting securities of that issuer.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investing in Real Estate (fundamental)   Investing in Real Estate (fundamental)

The Fund will not purchase or sell real  The Fund may not purchase or sell real
estate, including limited partnership    estate, provided that this restriction
interests, although it may invest in     does not prevent the Fund from
the securities of companies whose        investing in issuers which invest,
business involves the purchase or sale   deal, or otherwise engage in
of real estate or in securities which    transactions in real estate or
are secured by real estate or interests  interests therein, or investing in
in real estate.                          securities that are secured by real
                                         estate or interests therein. The Fund
                                         may exercise its rights under
                                         agreements relating to such
                                         securities, including the right to
                                         enforce security interests and to hold
                                         real estate acquired by reason of such
                                         enforcement until that real estate can
                                         be liquidated in an orderly manner.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investing in Commodities (fundamental)   Investing in Commodities (fundamental)

The Fund will not purchase or sell       The Fund may not purchase or sell
commodities, commodity contracts, or physical commodities, provided that commodity futures contracts except to the Fund may purchase securities of the extent that the Fund may engage in companies that deal in commodities. transactions involving financial futures contracts or options on financial futures contracts.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Underwriting (fundamental)               Underwriting (fundamental)

The Fund will not underwrite any issue   The Fund may not underwrite the
of securities, except as it may be       securities of other issuers, except
deemed to be an underwriter under the    that the Fund may engage in
Securities Act of 1933 in connection     transactions involving the
with the sale of securities in           acquisition, disposition or resale of
accordance with its investment           its portfolio securities, under
objective, policies, and limitations.    circumstances where it may be
                                         considered to be an underwriter under
                                         the Securities Act of 1933.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lending Cash or Securities (fundamental) Lending Cash or Securities
                                         (fundamental)
The Fund will not lend any of its
assets, except portfolio securities.     The Fund may not make loans, provided
This shall not prevent the Fund from     that this restriction does not prevent
purchasing or holding U.S. government    the Fund from purchasing debt
obligations, money market instruments,   obligations, entering into repurchase
variable rate demand notes, bonds,       agreements, lending its assets to
debentures, notes, certificates of       broker/dealers or institutional
indebtedness, or other debt securities, investors and investing in loans, entering into repurchase agreements, or including assignments and
engaging in other transactions where     participation interests.
permitted by the Fund's investment
objective, policies and limitations.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Concentration of Investments             Concentration of Investments
(fundamental)                            (fundamental)

The Fund will not invest 25% or more of  The Fund will not make investments
the value of its total assets in any     that will result in the concentration
one industry (other than securities      of its investments in the securities
issued by the U.S. government, its       of issuers primarily engaged in the
agencies or instrumentalities).          same industry. Government securities,
                                         municipal securities and bank
                                         instruments will not be deemed to
                                         constitute an industry.

                                         Concentration of Investments
                                         (non-fundamental)

                                         For purposes of the concentration
                                         limitation: (a) utility companies will
                                         be divided according to their services
                                         (for example, gas, gas transmission,
                                         electric and telephone will be
                                         considered a separate industry); (b)
                                         financial service companies will be
                                         classified according to the end users
                                         of their services (for example,
                                         automobile finance, bank finance and
                                         diversified finance will each be
                                         considered a separate industry); and
                                         (c) asset backed securities will be
                                         classified according to the underlying
                                         assets securing such securities. To
                                         conform to the current view of the SEC
                                         that only domestic bank instruments
                                         may be excluded from industry
                                         concentration limitations, as a matter
                                         of non-fundamental policy, the Fund
                                         will not exclude foreign bank
                                         instruments from industry
                                         concentration limits as long as the
                                         policy of the SEC remains in effect.
                                         In addition, investments in bank
                                         instruments, and investments in
                                         certain industrial development bonds
                                         funded by activities in a single
                                         industry, will be deemed to constitute
                                         investment in an industry, except when
                                         held for temporary defensive purposes.
                                         The investment of more than 25% of the
                                         value of the Fund's total assets in
                                         any one industry will constitute
                                         "concentration."




-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investing in Restricted and Illiquid     Investing in Illiquid Securities
Securities (non-fundamental)             (non-fundamental)

The Fund will not invest more than 15%   The Fund will not purchase securities
of the value of its net assets in        for which there is no readily
illiquid securities, including           available market, or enter into
repurchase agreements providing for      repurchase agreements or purchase time
settlement in more than seven days       deposits maturing in more than seven
after notice, interest rate swaps,       days, if immediately after and as a
non-negotiable fixed time deposits with result, the value of such securities maturities over seven days, and certain would exceed, in the aggregate, 15% of restricted securities not determined by the Fund's net assets.
the Directors to be liquid.


-------------------------------------------------------------------------------

      Limited Duration Fund and Short-Term Income Fund are both managed by the Adviser. As previously discussed, the particular investment strategies of the two Funds are similar. However, the management of each Fund shares the same analytical, trading and other resources and is subject to same investment process disciplines within the Federated Investors, Inc. organization.

Comparison of Risks
      All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. Limited Duration Fund and Short-Term Income Fund share many of the same principal investment risks due to overlap of the fixed income sectors in which each Fund may invest. Both Funds have: credit risk, which is the possibility that an issuer will default on a security by failing to pay interest or principal when due; and interest rate risk, which is posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa. In addition, both Funds have prepayment risk, which is posed by the relative volatility of mortgage backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.

Both the Limited Duration Fund and Short-Term Income Fund have: risk associated with non-investment grade securities, which occurs because the Fund may invest a portion of its assets in securities rated below investment grade, which may be subject to greater interest rate, credit and liquidity risks than investment grade securities; call risk, which may cause the Fund's performance to be adversely affected by the possibility that an issuer of a security held by the Limited Duration Fund may redeem the security prior to maturity at a price below its current market value; liquidity risk, the fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities; and leverage risk, certain investments may expose the Fund to a level of risk that exceeds the amount invested. Changes in the value of such investments magnify the Fund's risk of loss and potential for gain.

Comparative Fee Tables
      Set forth in the tables below is information regarding the fees and expenses incurred by the Institutional Service Shares and Institutional Shares of the Limited Duration Fund and Institutional Service Shares and Class Y Shares of the Short-Term Income Fund as of March 31, 2004, and pro forma fees for the Total Return Bond Fund after giving effect to the Reorganization.


WHAT ARE THE FUND'S FEES AND EXPENSES?

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Federated Limited Duration Fund
Institutional Shares and Federated Short-Term Income Fund
Class Y Shares Pro Forma Combined.


                                                        Federated          Federated
                                                        Limited            Short-Term
                                                        Duration           Income Fund
                                                        Fund               Class Y Shares
                                                        Institutional      Pro Forma
Shareholder Fees                                        Shares             Combined6


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases           None               None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or             None               None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                        None               None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount                  None               None
redeemed, if applicable)
Exchange Fee                                               None               None

Annual Fund Operating Expenses (Before Waivers
and Reimbursement) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                            0.40%2             0.40%3
Distribution (12b-1) Fee                                   None               None
Shareholder Services Fee                                  0.25%4              None
Other Expenses                                            0.39%5             0.13%
Total Annual Fund Operating Expenses                       1.04%             0.53%

1 With respect to Federated Limited Duration Fund Institutional Shares, although not contractually obligated to do so, the adviser and shareholder services provider waived and reimbursed certain amounts. These waivers may be terminated at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2003. With respect to Federated Short-Term Income Fund Class Y Shares Pro Forma
Combined, although not contractually obligated to do so, the adviser expects to voluntarily waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses                             0.69%             0.18%
Total Actual Annual Fund Operating Expenses                0.35%             0.35%
(after waivers and reimbursement)


2 For Federated Limited Duration Fund Institutional Shares, the adviser has voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 2003.

3 For Federated Short-Term Income Fund Class Y Shares Pro Forma Combined, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2004.

4 For Federated Limited Duration Fund Institutional Shares, the shareholder services fee has been waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 2003.

5 For Federated Limited Term Duration Fund Institutional Shares, the adviser reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.35% for the fiscal year ended September 30, 2003.

6 Class Y Shares of Short-Term Income Fund are a newly created share class.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Federated Limited Duration Fund
Institutional Shares and Federated Short-Term Income Fund
Class Y Shares Pro Forma Combined with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Shares operating expenses are before waiver as shown or estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                         Federated
------------------------------------- ---------------   Short-Term
                                         Federated      Income Fund
                                          Limited     Class Y Shares
                                       Duration Fund     Pro Forma
                                       Institutional     Combined
                                          Shares
1 Year
Expenses assuming redemption               $106            $54
3 years
Expenses assuming redemption               $331            $170
5 Years
Expenses assuming redemption               $574            $296
10 Years
Expenses assuming redemption              $1,271           $665

------------------------------------------------------------------------------

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Federated Limited Duration Fund Institutional Service Shares, Federated Short-Term Income Fund Institutional Service Shares and Federated Short-Term Income Fund Institutional Service Shares Pro Forma Combined.


                                            Federated      Federated       Federated
                                            Limited        Short-Term     Short-Term
                                            Duration      Income Fund       Income
                                            Fund          Institutional      Fund
                                            Institutional   Service       Institutional
                                            Service          Shares         Service
                                             Shares                         Shares
Shareholder Fees                                                           Pro Forma
                                                                           Combined
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed           None            None             None
on Purchases (as a percentage of
offering price)
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase         None            None             None
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other            None            None             None
Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of            None            None             None
amount redeemed, if applicable)
Exchange Fee                                  None            None             None

Annual Fund Operating Expenses
(Before Waivers and Reimbursement) 1
Expenses That are Deducted From Fund
Assets (as percentage of average net
assets)
Management Fee                               0.40%2          0.40%3           0.40%4
Distribution (12b-1) Fee                     0.25%5          0.25%6           0.25%7
Shareholder Services Fee                      0.25%           0.25%           0.25%
Other Expenses                               0.39%8           0.17%           0.13%
Total Annual Fund Operating Expenses          1.29%           1.07%           1.03%

1 With respect to Federated Limited Duration Fund Institutional Service
Shares, although not contractually obligated to do so, the adviser and distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
September 30, 2003.  With respect to Federated Short-Term Income Fund
Institutional Service Shares, although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
April 30, 2003.  With respect to Federated Short-Term Income Fund
Institutional Service Shares Pro Forma Combined, although not contractually obligated to do so, the adviser and distributor expect to voluntarily waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses                0.64%           0.26%           0.33%
Total Actual Annual Fund Operating            0.65%           0.81%           0.70%
Expenses (after waivers and
reimbursement)


2 For Federated Limited Duration Fund Institutional Service Shares, the adviser has voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 2003.

3 For Federated Short-Term Income Fund Institutional Service Shares, the adviser voluntarily waived a portion of the
management fee.   The adviser can terminate this voluntary waiver
at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.39% for the fiscal year ended April 30, 2003.

4 For Federated Short-Term Income Fund Institutional Service Shares Pro Forma Combined, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2004.

5 For Federated Limited Duration Fund's Institutional Service Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended September 30, 2003.

6 For Federated Short -Term Income Fund Institutional Service Shares, the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Shares (after voluntary waiver) was 0.00% for the fiscal year ended April 30, 2003.

7 For Federated Short-Term Income Fund Institutional Service Shares Pro Forma Combined, a portion of the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending April 30, 2004.

8 For Federated Limited Term Duration Fund, the adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 0.35% for the fiscal year ended September 30, 2003.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Federated Limited Duration Fund Institutional Services Shares, Federated Short-Term Income Fund Institutional Service Shares and Federated Short-Term Income Fund Institutional Service Shares Pro Forma Combined with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Institutional Service Shares operating expenses are before waiver as shown or estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                  Federated     Federated
----------------------------------------------   Short-Term     Short-Term
                                  Federated    --------------- Income Fund
                                   Limited       Income Fund  Institutional
                                Duration Fund   Institutional    Service
                                Institutional      Service      Shares Pro
                               Service Shares      Shares         Forma
                                                                 Combined
1 Year
Expenses assuming redemption        $131            $109          $105
3 years
Expenses assuming redemption        $409            $340          $328
5 Years
Expenses assuming redemption        $708            $590          $569
10 Years
Expenses assuming redemption       $1,556          $1,306        $1,259

-----------------------------------------------------------------------
Comparison of Potential Risks and Rewards: Performance Information

.......The bar charts and tables below compare the potential risks and rewards of investing in the Limited Duration Fund and the Short-Term Income Fund. The bar charts provide an indication of the risks of investing in each fund by showing changes in performance from year to year. The tables show how each fund's average annual total returns for the one year, five year, ten year, and since inception periods compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.

Keep in mind that past performance does not indicate future results.

RISK/RETURN BAR CHART
SHORT-TERM INCOME FUND-INSTITUTIONAL SERVICE SHARES

      The total returns shown here are for Institutional Service Shares only. The total returns for Institutional Service Shares only are disclosed here because Class Y Shares have only been offered since March 31, 2004. These total returns would be substantially similar to the annual returns for Class Y Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class Y Shares will not exceed those of the Institutional Service Shares.


      The performance information shown below will help you analyze the Short-Term Income Fund's Institutional Service Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Short-Term Income Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-ended December 31, 2003.

The `y' axis reflects the "% Total Return" beginning with "-2%" and increasing in increments of 2% up to 12%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Institutional Service Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for the calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2003, The percentages noted are: -0.78%, 10.61%, 5.15%,6.14%, 5.47%, 3.41%, 8.48%, 6.61%, 3.07% and 1.10% respectively.


The Fund's Institutional Service Shares are sold without a sales charge
(load).  The total returns in the bar chart above are based upon NAV.

Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 3.77% (quarter ended June 30, 1995). Its lowest quarterly return was (0.70%) (quarter ended June 30, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

      Return After Taxes is shown for the Short-Term Income Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), a broad-based market index and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. The ML1-3STC is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Index and average returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.

(For the periods ended December 31, 2003)


                                   1 Year     5 Years          10 Years
-------------------------------------------------------------------------------
                                                        -----------------------
Institutional Service
Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return Before Taxes                1.10%       4.50%            4.88%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return After Taxes on              0.14%       2.54%            2.68%
Distributions1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return After Taxes on              0.71%       2.61%            2.76%
Distributions and Sale of Fund
Shares1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ML1-3STC                           5.33%       6.57%            6.56%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LSIGDFA                            2.36%       4.41%            4.53%
-------------------------------------------------------------------------------

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class Y Shares will differ from those shown above for Institutional Service Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

LIMITED DURATION FUND-INSTITUTIONAL SERVICE SHARES
      The performance information shown below will help you analyze the Limited Duration Fund's Institutional Service Shares investment risks in light of its historical returns. The bar chart shows the variability of the Limited Duration Fund's Institutional Service Shares total returns on a calendar year-by year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Limited Duration Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-ended December 31, 2003.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 12%.

The `x' axis represents calculation periods for the last seven calendar years of the Fund's Institutional Service Shares, beginning with the earliest year. The light gray shaded chart features seven distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for the calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 2003, The percentages noted are: 7.39%, 6.06%, 3.02%, 7.74%, 6.63%, 1.50% and 2.39%, respectively.


      The Limited Duration Fund's Institutional Service Shares are sold without a sales charge (load). The total returns in the bar chart above are based upon NAV.

      Within the period shown in the bar chart, the Limited Duration Fund's Institutional Service Shares highest quarterly return was 2.99% (quarter ended September 30, 2001). Its lowest quarterly return was (0.26%) (quarter ended December 31, 2001).

Average Annual Total Return Table

The Average Annual Total Returns for the Limited Duration Fund's Institutional Service Shares and Institutional Shares are reduced to reflect applicable sales charges. Return before taxes is shown for all classes. In addition, Return After Taxes is shown for Institutional Service Shares and Institutional Shares to illustrate the effect of federal taxes on fund returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), a broad-based index tracking short-term U.S. government securities with maturities between 1 and 2.99 years; the Merrill Lynch 1-3 Year Corporate Index (ML1-3C), a broad-based market capitalization weighted index including fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding; the Merrill Lynch 0-3 Composite Index (ML0-3 Composite), a composite of four separate unmanaged indexes which track various security types, and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. Index and average returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.


(For the periods ended December 31, 2003)

-------------------------------------------------------------------------------
                                   1 Year     5 Years   Start of Performance1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Institutional Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return Before Taxes                2.69%       4.54%            5.39%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Institutional Service Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return Before Taxes                2.39%       4.22%            5.09%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return After Taxes on              0.91%       2.00%            2.74%
Distributions2
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return After Taxes on              1.54%       2.21%            2.87%
Distributions and Sale of Fund
Shares2
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ML0-3 Composite                    3.17%       6.05%            6.31%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ML1-3T                             1.90%       5.37%            6.19%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ML1-3C                             5.33%       6.57%            6.79%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LSIGDFA                            2.36%       4.41%            4.80%
-------------------------------------------------------------------------------

1     The Fund's Institutional Shares and Institutional Service Shares start of performance date is October 1, 1996.
2     After-tax returns are calculated using a standard set of assumptions.
   The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred program, such as IRA or 401(k) plans.

Purchases, Redemptions and Exchange Procedures; Dividends and Distributions

      Federated Shareholder Services Company is the transfer agent and dividend disbursing agent for the Funds.
Shares of the Short-Term Income Fund and Limited Duration Fund may be purchased or redeemed any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form it is processed at the next calculated NAV. From time to time either Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of either Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally
4:00 p.m. Eastern time) each day the NYSE is open.
      Procedures for the purchase, exchange, and redemption of the Short-Term Income Fund's Shares are substantially similar to the procedures applicable to the purchase, exchange, and redemption of the Limited Duration Fund's Shares, subject to the differences addressed below. Reference is made to the Prospectus of the Short-Term Income Fund and the Prospectus of the Limited Duration Fund for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of the Short-Term Income Fund's and Limited Duration Fund's Shares, respectively, each of which is incorporated by reference thereto. Set forth below is a brief description of the significant purchase, exchange, and redemption procedures applicable to the Short-Term Income Fund and Limited Duration Fund's Shares.

      Purchases

      Purchasers of Short-Term Income Fund (Institutional Services Shares and Class Y Shares) or Limited Duration Fund (Institutional Shares and Institutional Service Shares) do not incur a Front End Sales Load on the purchase of shares.

      Both Funds are subject to the following investment minimums: Short-Term Income Fund (Institutional Service Shares), initial investment $25,000, subsequent investment, none; Short-Term Income Fund (Class Y Shares), initial investment $5,000,000, subsequent investment, none; Limited Duration Fund (Institutional Shares), initial investment $100,000, subsequent investment, none; and Limited Duration Fund (Institutional Service Shares), initial investment $25,000, subsequent investment, none. Investment minimums of Short-Term Income Fund Class Y Shares will be waived for purposes of the Reorganization.

      Dividends and Other Distributions

        Both Short-Term Income Fund and Limited Duration Fund declare dividends daily and pay them monthly to shareholders. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at NAV. For a complete description, refer to the accompanying Prospectus of the Short-Term Income Fund. Any questions may be directed to the Short-Term Income Fund at 1-800-341-7400.


Financial Highlights

      The financial highlights shown here are for Short-Term Income Fund Institutional Service Shares only. The total returns for Short-Term Income Fund Institutional Service Shares are disclosed here because Class A Shares have only been offered since March 31, 2004. These financial highlights would be substantially similar to the financial highlights for Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will not exceed those of the Institutional Service Shares.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

(For a Share Outstanding Throughout Each Period)

Year Ended April 30                    2003     2002     2001    2000    1999
Net Asset Value, Beginning of
Period                                $8.70    $8.74    $8.52   $8.67   $8.74
Income From Investment Operations:
Net investment income                  0.33     0.45 1   0.53    0.51    0.50
Net realized and unrealized gain
(loss) on investments                 (0.14 )  (0.05 )1  0.22   (0.15 ) (0.07 )

TOTAL FROM INVESTMENT OPERATIONS       0.19     0.40     0.75    0.36    0.43

Less Distributions:
Distributions from net investment
income                                (0.33 )  (0.44 )  (0.53 ) (0.51 ) (0.50 )

Net Asset Value, End of Period        $8.56    $8.70    $8.74   $8.52   $8.67

Total Return2                          2.21 %   4.64 %   9.12 %  4.26 %  4.99 %


Ratios to Average Net Assets:

Expenses                               0.81 %   0.82 %   0.81 %  0.81 %  0.81 %

Net investment income                  3.71 %   5.05 %1  6.16 %  5.94 %  5.63 %

Expense waiver/reimbursement3          0.26 %   0.28 %   0.29 %  0.28 %  0.28 %

Supplemental Data:

Net assets, end of period (000
omitted)                             $34,864  $24,121  $18,145 $13,999 $24,783

Portfolio turnover                       69 %     29 %     43 %    44 %    54 %

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began accreting discount/ amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.07% to 5.05%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.


2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.


3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 2003, which can be obtained free of charge.


Service Fees, Advisory Fees and Expense Ratios

      The service providers and applicable service fees, for both Funds are identical. The maximum annual investment advisory fee for the Short-Term Income Fund and Limited Duration Fund is 0.40% of average daily net assets for Institutional Shares, Institutional Service Shares and Class Y Shares. For Institutional Shares and Institutional Service Shares of the Limited Duration Fund and Institutional Service Shares of the Short-Term Income Fund, the maximum Shareholder Service Fee is 0.25% of average daily net assets.

      The Short-Term Income Fund's Institutional Service Shares and Limited Duration Fund's Institutional Service Shares both have the ability to pay a Distribution (Rule 12b-1) Fee. The Distribution (Rule 12b-1) Fee as a percentage of average daily net assets is 0.25% for Institutional Service Shares of both Funds. The Short-Term Income Fund's Class Y Shares and Limited Duration Fund Institutional Shares do not have the ability to pay a Distribution (Rule 12b-1) Fee.

      For its fiscal year ended April 30, 2003 the Short-Term Income Fund's ratio of expenses to average daily net assets was .81% for Institutional Service Shares, and .35% for Class Y Shares pro forma. During this period the Adviser and the Shareholder Service Provider voluntarily waived a portion of their fees. Absent such waiver, the ratio of expenses to average daily net assets would have been .81% for Institutional Service Shares and .57% for Class Y Shares.

      For its fiscal year ended September 30, 2003, the Limited Duration Fund's ratio of expenses to average daily net assets was .65% for Institutional Service Shares and .35% for Institutional Shares. During this period, the Adviser and Shareholder Services Provider voluntarily waived a portion of their fees. Absent such reimbursement, the ratio of expenses to average daily net assets would have been 1.29% for Institutional Shares and 1.04% for Institutional Service Shares.


                     INFORMATION ABOUT THE REORGANIZATION

Description of the Plan of Reorganization

      The Plan provides that on or about the Closing Date (presently expected to be on or about May 28, 2004), the Short-Term Income Fund will acquire all of the assets of the Limited Duration Fund in exchange for Institutional Service Shares and Class Y Shares of the Short-Term Income Fund to be distributed pro rata by Limited Duration Fund to holders of its Institutional Service Shares and Institutional Shares, respectively, in complete liquidation and termination of the Limited Duration Fund. Shareholders of the Limited Duration Fund will become shareholders of the Short-Term Income Fund as of 4:00 p.m. (Eastern time) on the Closing Date and will begin accruing dividends on the next day.

      Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the Trust and the Corporation, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Limited Duration Fund prior to the Closing Date by the Trust or the Corporation if the Board of either entity believes that consummation of the Reorganization would not be in the best interests of the shareholders of Limited Duration Fund or Short-Term Income Fund.

      The Adviser will bear the expenses related to the Reorganization. Such expenses include, but are not limited to: legal fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Limited Duration Fund's shareholders and the costs of holding the Special Meeting of Shareholders. Limited Duration Fund will bear any brokerage expenses related to any sales of its portfolio securities prior to the Reorganization.

      The foregoing brief summary of the Plan entered into between the Short-Term Income Fund and the Limited Duration Fund is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of Short-Term Income Fund Shares and Capitalization

      Institutional Service Shares and Class Y Shares of Short-Term Income Fund to be issued to shareholders of the Limited Duration Fund under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of Short-Term Income Fund provided herewith for additional information about Institutional Service Shares and Class Y Shares of the Short-Term Income Fund.

      The following table shows the capitalization of the Short-Term Income Fund and the Limited Duration Fund as of February 27, 2004, and on a pro forma basis as of that date:

-------------------------------------------------------------------------------
                       Federated         Federated Short-  Federated Short-Term
                       Limited Duration  Term Income Fund  Income
                       Fund              Institutional     Fund-Institutional
                       Institutional     Service Shares    Service
                       Service Shares                      Shares
                                                           Pro Forma Combined
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Assets                $18,581,793       $23,356,271       $41,938,064
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value Per Share $9.42             $8.53             $8.53
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Shares Outstanding        1,971,816         2,736,606         4,915,011
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Assets (at Fund     $106,651,231      $233,310,384      $339,961,615
level)
-------------------------------------------------------------------------------


-----------------------------------------------------------------------
                          Federated Limited      Federated Short-
                          Duration Fund          Term Income
                          Institutional Shares   Fund Class Y
                                                 Shares Pro
                                                 Forma Combined
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Net Assets                $86,706,713            $86,706,713
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Net Asset Value Per Share $9.42                  $8.53
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Shares Outstanding        9,200,729              10,164,914
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Total Assets              $106,651,231           $339,961,615
-----------------------------------------------------------------------

Federal Income Tax Consequences

      The Adviser does not anticipate that the Reorganization will necessitate the realization of material taxable gain or losses in the investment portfolios of Short-Term Income Fund or Limited Term Fund.

      As a condition to the Reorganization, the Short-Term Income Fund and the Limited Duration Fund will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the Limited Duration Fund and the Short-Term Income Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the Short-Term Income Fund upon its receipt of the Limited Duration Fund's assets solely in exchange for Short-Term Income Fund shares;

o no gain or loss will be recognized by the Limited Duration Fund upon transfer of its assets to the Short-Term Income Fund solely in exchange for Short-Term Income Fund shares or upon the distribution of the Short-Term Income Fund shares to the Limited Duration Fund's shareholders in exchange for their Limited Duration Fund shares;

o no gain or loss will be recognized by shareholders of the Limited Duration Fund upon exchange of their Limited Duration Fund shares for Short-Term Income Fund shares;

o the aggregate tax basis of the assets of the Limited Duration Fund acquired by the Short-Term Income Fund will be the same as the aggregate tax basis of such assets to the Limited Duration Fund immediately prior to the Reorganization;

o the tax basis of shares of the Short-Term Income Fund received by each shareholder of Limited Duration Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Limited Duration Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the Limited Duration Fund's assets in the hands of the Short-Term Income Fund will include the period during which those assets were held by the Limited Duration Fund; and

o the holding period of Short-Term Income Fund shares received by each shareholder of the Limited Duration Fund pursuant to the Plan will include the period during which the Limited Duration Fund shares exchanged therefor were held by such shareholder, provided the Limited Duration Fund shares were held as capital assets on the date of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Short-Term Income Fund, the Limited Duration Fund or the Limited Duration Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. The Adviser does not expect that the Reorganization will generate material taxable gains or losses to shareholders of Short-Term Income Fund or Limited Term Fund as a result of mark-to-market system of accounting.

      Shareholders of the Limited Duration Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

Comparative Information on Shareholder Rights and Obligations
Short-Term Income Fund is a portfolio of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts, while Limited Duration Fund is a series of the Corporation, a Maryland corporation. The rights of shareholders of Short-Term Income Fund, as defined by the Trust's By-Laws and Declaration of Trust and under the laws of the Commonwealth of Massachusetts, and the rights of shareholders of Limited Duration Fund, as defined by the Corporation's By-Laws and Articles of Incorporation and under the laws of the State of Maryland, relating to voting, distributions and redemptions, are substantively similar. The chart below describes some of the differences between your rights as a shareholder of the Limited Duration Fund and your rights as a shareholder of the Short-Term Income Fund.

        ----------------------------------------------------------------------
         Category         SHORT-TERM INCOME FUND        LIMITED DURATION FUND

        ----------------------------------------------------------------------
         Preemptive Rights             None                          None
        ----------------------------------------------------------------------
        ----------------------------------------------------------------------
        Preferences                    None                          None
        ----------------------------------------------------------------------
        ----------------------------------------------------------------------
        Appraisal Rights               None                          None
        ----------------------------------------------------------------------
        ----------------------------------------------------------------------
        Conversion Rights              None                          None
        ----------------------------------------------------------------------
        ----------------------------------------------------------------------
        Exchange Rights                None                          None
        (other than the
        right to exchange
        for shares of
        other mutual
        funds as provided
        in the prospectus
        of the Total
        Return Bond Fund
        Class C Shares)
        -------------------------------------------------------------------------------
        Minimum Account    The Board of Trustees has     The Board of Directors has
        Size               discretion to have            discretion to have Total
                           Short-Term Income Fund        Return Bond Fund redeem the
                           redeem the shares of any      shares of any shareholder
                           shareholder whose shares      whose shares have an
                           have an aggregate net asset   aggregate net asset value of
                           value of less than $1,500.    less than $1,500.

        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Annual Meetings            Not required                  Not required
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Right to Call      Shall be called upon the      Shall be called upon the
        Shareholder        written request of the        written request of the
        Meetings           holders of at least 10% of    holders of at least 10% of
                           the shares of the Short-Term  the shares of the Limited
                           Income Fund entitled to vote  Duration Fund entitled to
                           at the meeting.               vote at the meeting.

        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Notice of Meetings Mailed to each shareholder    Mailed to each shareholder
                           entitled to vote at least 15  entitled to vote at least 10
                           days before the meeting.      and not more than 90 days
                                                         before the meeting.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Record Date For    Trustees may close the stock  Directors may close the
        Meetings           transfer books for a period   stock transfer books for a
                           not exceeding 90 days prior   period not exceeding 10 days
                           to the date of any            prior to the date of any
                           shareholder meeting or may    shareholder meeting or may
                           fix in advance a date, not    fix in advance a date, not
                           exceeding 90 days, as a       exceeding 90 days, as a
                           record date.                  record date.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Quorum for Meeting When any one or more Series   The presence in person or by
                           or Classes is entitled to      proxy of holders of
                           vote as a single Series or     one-third of the shares
                           Class, more than fifty         entitled to vote
                           percent of the shares of       constitutes a quorum;
                           each such Series or Class      provided, however, the
                           entitled to vote shall         presence in person or by
                           constitute a quorum at a       proxy of holders of
                           Shareholder's meeting of       one-half of the shares
                           that Series or Class.          entitled to vote
                                                          constitutes a quorum with
                                                          respect to matters for
                                                          which the Investment
                                                          Company Act of 1940
                                                          requires majority
                                                          shareholder approval.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Election of        A plurality of votes cast at  A plurality of votes cast at
        Directors or       the meeting.                  the meeting.
        Trustees
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Adjournment of     In the absence of a quorum,   In the absence of a quorum,
        Meetings           a plurality of shareholders   a majority of shareholders
                           present in person or by       present in person or by
                           proxy may adjourn the         proxy may adjourn the
                           meeting from time to time     meeting from time to time to
                           without further notice.       a date not later than 120
                                                         days after the original
                                                         record date.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Removal of         May be removed by a vote of   May be removed by a majority
        Directors or       at least two-thirds of the    vote of the outstanding
        Trustees by        outstanding shares of the     shares of the Corporation.
        Shareholders       Trust.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Personal           The trustees are liable only  The Maryland General
        Liability of       for their willful             Corporation Law makes
        Directors and      misfeasance, bad faith,       directors immune from
        Trustees           gross negligence or reckless  liability to the extent that
                           disregard of the duties       they perform their duties as
                           involved in the conduct of    directors:
                           the office of trustee.        (1) In good faith;
                                                         (2) In a manner the director
                                                         reasonable believes to be in
                                                         the best interests of the
                                                         Fund; and
                                                         (3) With the care that an
                                                         ordinarily prudent person in
                                                         a like position would use
                                                         under similar circumstances.
        -------------------------------------------------------------------------------
        Personal           Under Massachusetts law,      None
        Liability of       there is, in theory, a
        Shareholders       possibility that a
                           shareholder may be
                           personally liable; however,
                           the Declaration of Trust
                           requires the Trust to use
                           the assets of the Short-Term
                           Income Fund to protect or
                           compensate the shareholder
                           if the shareholder is held
                           personally liable for its
                           obligations. Massachusetts
                           business trusts are widely
                           used in the mutual fund
                           industry to organize series
                           investment companies.
        -------------------------------------------------------------------------------
        Number of          Unlimited; no par value.      The Corporation is
        Authorized                                       authorized to issue
        Shares; Par Value                                1,000,000,000 shares of
                                                         common stock with a par
                                                         value $.001 per share, of
                                                         which 1,000,000,000 has been
                                                         designated Institutional
                                                         Service Shares of Limited
                                                         Duration Fund and
                                                         1,000,000,000 has been
                                                         designated Institutional
                                                         Shares of Limited Duration
                                                         Fund.
        -------------------------------------------------------------------------------


                            INFORMATION ABOUT THE
             SHORT-TERM INCOME FUND AND THE LIMITED DURATION FUND

Short-Term Income Fund

      Information about the Trust and the Short-Term Income Fund is contained in the Short-Term Income Fund's current Prospectus. A copy of the Prospectus is included herewith and incorporated by reference herein. Additional information about the Trust and the Fund is included in the Short-Term Income Fund's Statement of Additional Information dated March 31, 2004, which is incorporated herein by reference, as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated July 16, 2004, both of which have been filed with the SEC, and may be obtained without charge by contacting the Corporation at 1-800-341-7400 or by writing to the Trust at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Trust, on behalf of the Short-Term Income Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by the Trust, on behalf of the Short-Term Income Fund, can be obtained by calling or writing the Trust and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1024, 450 Fifth Street, NW, Washington DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL 60604 and 233 Broadway New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the SEC's Internet Web site (http://www.sec.gov).

      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Trust, on behalf of the Short-Term Income Fund, with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement.
Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Trust, the Short-Term Income Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.

Limited Duration Fund

      Information about the Limited Duration Fund may be found in the Fund's current Prospectus dated November 30, 2003 and Statement of Additional Information, dated November 30, 2003 and are incorporated herein by reference. Copies of the Limited Duration Fund's Prospectus and Statement of Additional Information may be obtained without charge from the Fund by calling 1-800-341-7400 or by writing to the Fund at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from the Corporation by calling 1-800-341-7400 or by writing to the Corporation at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Limited Duration Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Limited Duration Fund can be obtained by calling or writing the Fund and can also be inspected at the public reference facilities maintained by the SEC at the addresses listed in the previous section.

              THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT
                             SHAREHOLDERS APPROVE
                   THE AGREEMENT AND PLAN OF REORGANIZATION

About the Proxy Solicitation and the Meeting
      Proxies are being solicited by the Board of Directors, on behalf of its portfolio, the Limited Duration Fund. The proxies will be voted at the special meeting of shareholders of the Limited Duration Fund to be held on August 27, 2004 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").
      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Corporation or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Corporation may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.
      The purpose of the Special Meeting is set forth in the accompanying Notice. The Board of Directors knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about July 20, 2004, to shareholders of record at the close of business on July 7, 2004 (the "Record Date").
      The annual reports for the Short-Term Income Fund and the Limited Duration, which includes audited financial statements for their fiscal year ended April 30, 2003 and September 30, 2003, respectively, were previously mailed to shareholders. The semi-annual reports for the Short-Term Income Fund and the Limited Duration Fund, which contain unaudited financial statements for the periods ended October 31, 2003 and March 31, 2003, respectively, were also previously mailed to shareholders. Limited Duration Fund will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for the Short-Term Income Fund and the Limited Duration Fund. Requests for annual reports or semi-annual reports for the Short-Term Income Fund and the Limited Duration Fund may be made by writing to the Short-Term Income Fund or the Limited Duration Fund's principal executive offices or by calling the toll-free telephone number, 1-800-341-7400. The principal executive offices for the Short-Term Income Fund or the Limited Duration Fund are located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

Proxies, Quorum and Voting at the Special Meeting

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Corporation is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.
      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Corporation. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.
      In order to hold the Special Meeting, a "quorum" of shareholders must be present. Holders of one-third of the total number of outstanding shares of the Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals.
      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.
      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned.
The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Shareholder approval requires the affirmative vote of more than 50% of the shares of the Limited Duration Fund (i.e., both Institutional Shares and Institutional Service Shares) entitled to vote. If the reorganization contemplated herein is not approved by a majority of Limited Duration Fund's shareholders, then the investment adviser for Limited Duration Fund will re-evaluate the viability of the continued operation of the fund under the current investment strategy.

Share Ownership of the Funds

Officers and Directors of the Corporation own less than 1% of the Limited Duration Fund's outstanding shares.
At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Limited Duration Fund:
Institutional Service Shares: First State Bank of Gainesville, Gainsville, TX, owned approximately 147,984 Shares (7.79%); Gold Trust Company, St. Joseph, MO, owned approximately 111,697 Shares (5.88%); and Security National Trust Co., Wheeling, WV, owned approximately 110,344 Shares (5.81%). Institutional Shares: Fifth Third Bank, owned approximately 1,524,449 Shares (15.42%); Hillman Trust, Pittsburgh, PA, owned approximately 1,413,476 Shares (14.30%); and CANAT & Company, Zanesville, OH, owned approximately 556,378 Shares (5.63%).

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Short-Term Income Fund:
Institutional Service Shares: Gold Trust Company, St. Joseph, MO, owned approximately 528,194 Shares (22.89%); Colonial Trust Co., Phoenix, AZ, owned approximately 291,673 Shares (12.64%); Wachovia Securities, LLC, Jeannette, PA, owned approximately, 257,323 Shares (11.15%); Planmember Services Corp., Kansas City, MO, owned approximately 213,913 Shares (9.27%); and First County Bank, Stamford, CT, owned approximately 157,033 Shares (6.80%).
Class Y Shares: At the close of business on the Record Date, no persons owned more than 5% of the outstanding Class Y Shares of the Short-Term Income Fund since it is a newly formed share class:


Interests of Certain Persons
      The Funds are managed by the Adviser. The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Trust.
         OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY
      The Limited Duration Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to
Federated Total Return Series, Inc., Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, so that they are received within a reasonable time before any such meeting.
      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Limited Duration Fund.

------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD
 AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN
                              THE UNITED STATES.
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                                           By Order of the Board of Directors,


                                                             John W. McGonigle
                                                                     Secretary

July 16, 2004


                                                                     EXHIBIT A
                     AGREEMENT AND PLAN OF REORGANIZATION
      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __th day of ____________, 2004, by and between Federated Income Securities Trust, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Trust"), with respect to Federated Short-Term Income Fund (the "Acquiring Fund"), a series of the Trust, and Federated Total Return Series, Inc., a Maryland
Corporation, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (the "Corporation"), with respect to Federated Limited Duration Fund, a series of the Corporation ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").
      This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States
Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of:
(i) the transfer of all of the assets of the Acquired Fund in exchange for Institutional Service Shares and Class Y Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Institutional Service Shares and Class Y Shares of the Acquiring Fund to the holders of the Institutional Service Shares and Institutional Shares of the Acquired Fund, respectively, and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").
      WHEREAS, the Acquiring Fund and the Acquired Fund is a separate series of the Corporation and the Trust, respectively, and the Corporation and the Trust are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;
      WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of capital stock and shares of beneficial interests, respectively;
      WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;
      WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;
      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
Article I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
                     AND LIQUIDATION OF THE ACQUIRED FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the
Acquired  Fund  agrees  to  transfer  all  of its  assets,  as  set  forth  in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing
(x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of Institutional Service Shares of the Acquired Fund will receive Institutional Service Shares of the Acquiring Fund, while holders of Institutional Shares of the Acquired Fund will receive Class Y Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.
1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.
      The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.
1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.
1.4 STATE FILINGS. Prior to the Closing Date, the Corporation shall make any filings with the State of Maryland that may be required under the laws of the State of Maryland, effective as of the Closing Date.
1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.
1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.
1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.
1.9 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.
1.10 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the
Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.
Article II

                                  VALUATION
2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Trust Instrument and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.
2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Corporation's Trust Instrument and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.
2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.
2.4 DETERMINATION OF VALUE. All computations of value shall be made by Federated Services Company, on behalf of the Acquiring Fund and the Acquired Fund.
Article III

                           CLOSING AND CLOSING DATE


3.1 CLOSING DATE. The closing shall occur on or about August 27, 2004, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and
(b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.
3.4 TRANSFER AGENT'S CERTIFICATE. Federated Services Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Federated Services Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.
Article IV

                        REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Trust, on behalf of the Acquired Fund, represents and warrants to the Corporation, on behalf of the Acquiring Fund, as follows:
a) The Acquired Fund is a legally designated, separate series of a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.
c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.
e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.
f)    Except  as  otherwise  disclosed  in  writing  to  and  accepted  by the
      Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g) The financial statements of the Acquired Fund as of September 30, 2003, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
h) The unaudited financial statements of the Acquired Fund as of March 31, 2003, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of March 31, 2003, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
i) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.
j) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
k) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the
      Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.
l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.
m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
o) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquired Fund for use in the Proxy
      Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
p) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.
q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.
4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Corporation, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:
a) The Acquiring Fund is a legally designated, separate series of a corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland.
b) The Corporation is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.
c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Corporation's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.
e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f) The financial statements of the Acquiring Fund as of April 30, 2003 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
g) The unaudited financial statements of the Acquiring Fund as of October 31, 2003, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.
i) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
j) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.
k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
l) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.
m) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Corporation with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
o) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Corporation, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
Article V

            COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5, the Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.
5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.
5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.
5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.
5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust's Treasurer.
5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Corporation will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.
5.8 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

Article VI

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Corporation's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.
Article VII

          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
7.1 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.
7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.
Article VIII

              FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                       ACQUIRING FUND AND ACQUIRED FUND
      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Trust's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.
8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.
8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for federal income tax purposes:
a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.
b)    No gain or loss  will be  recognized  by the  Acquiring  Fund  upon  the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.
c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Selling Fund Shares.
d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.
e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.
f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.
      Such opinion shall be based on customary assumptions and such representations as Dickstein Shapiro Morin & Oshinsky LLP may
      reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.
Article IX

                                   EXPENSES
9.1 Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization. Reorganization expenses include, without limitation:
(a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and
(g) other related administrative or operational costs.
Article X

                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 The Corporation, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.
Article XI

                                 TERMINATION
11.1 This Agreement may be terminated by the mutual agreement of the Corporation and the Trust. In addition, either the Corporation or the Trust may at its option terminate this Agreement at or before the Closing Date due to:
a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
c) a determination by a party's Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Trust or the Corporation, respectively, and notice given to the other party hereto.
11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Corporation, the Trust, or their respective Trustees or officers, to the other party or its Trustees or officers.
Article XII

                                  AMENDMENTS
12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the Corporation as specifically authorized by their respective Board of Trustees or Board of Directors, as the case may be; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
Article XIII

              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                           LIMITATION OF LIABILITY
13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.
13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
13.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquired Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in the Trust's Declaration of Trust.
13.6 IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                    FEDERATED TOTAL RETURN SERIES, INC.
                                    on behalf of its portfolio,
                                    Federated Limited Duration Fund

            /s/ John W. McGonigle
                 John W. McGonigle, Secretary


                                    FEDERATED INCOME SECURITIES TRUST
                                    on behalf of its portfolio,
                                    Federated Short-Term Income Fund



            /s/ J. Christopher Donahue
                 J. Christopher Donahue, President



Federated

WORLD-CLASS INVESTMENT MANAGER

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor
Cusip 31428Q408
Cusip 31428Q309

30559 (7/04)





1 These voluntary waivers may be terminated or adjusted at any time.



















                     STATEMENT OF ADDITIONAL INFORMATION



                                July 16, 2004



                         Acquisition of the assets of



                       FEDERATED LIMITED DURATION FUND

              a portfolio of Federated Total Return Series, Inc.

                           (A Maryland Corporation)


                          Federated Investors Funds

                             5800 Corporate Drive

                     Pittsburgh, Pennsylvania 15237-7000

                         Telephone No: 1-800-245-5000



                       By and in exchange for Shares of



                       FEDERATED SHORT-TERM INCOME FUND

               a portfolio of Federated Income Securities Trust

                       (A Massachusetts Business Trust)


                          Federated Investors Funds

                             5800 Corporate Drive

                     Pittsburgh, Pennsylvania 15237-7000

                         Telephone No: 1-800-245-5000



            This Statement of Additional Information dated July 16, 2004, is not a prospectus. A Prospectus/Proxy Statement dated July 16, 2004, related to the above-referenced matter may be obtained from Federated Income Securities Trust, on behalf of Federated Short-Term Income Fund, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.




                              TABLE OF CONTENTS





1. Statement of Additional Information of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, dated June 30, 2003 (revised March 31, 2004).



2. Statement of Additional Information of Federated Limited Duration Fund, a portfolio of Federated Total Return Series, Inc., dated November 30, 2003.



3. Pro Forma Financial Statements of Federated Short-Term Income Fund and Federated Limited Duration Fund, dated April 30, 2003 (unaudited) and October 31, 2003 (unaudited).



4. Financial Statements of Federated Short-Term Income Fund, dated April 30, 2003 (audited).



5. Financial Statements of Federated Limited Duration Fund, dated September 30, 2003 (audited).



6. Financial Statements of Federated Short-Term Income Fund, dated October 31, 2003 (unaudited).



7. Financial Statements of Federated Limited Duration Fund, dated March 31, 2003 (unaudited).






                    INFORMATION INCORPORATED BY REFERENCE



            The Statement of Additional Information of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust (the "Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A (File No. 33-3164), which was filed with the Securities and Exchange Commission on or about June 30, 2003. A copy may be obtained from the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.



            The Statement of Additional Information of Federated Limited Duration Fund, a portfolio of Federated Total Return Series, Inc. (the "Corporation"), is incorporated by reference to the Corporation's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A (File No. 33-50773), which was filed with the Securities and Exchange Commission on or about December 1, 2003. A copy may be obtained from the Corporation at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.



            The audited financial statements of the Federated Short-Term Income Fund dated April 30, 2003, are incorporated by reference to the Annual Report to Shareholders of the Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 26, 2003.



            The audited financial statements of the Federated Limited Duration Fund dated September 30, 2003, are incorporated by reference to the Annual Report to Shareholders of the Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 1, 2003.



            The unaudited financial statements of the Federated Short-Term Income Fund dated October 31, 2003 are incorporated by reference to the Semi-Annual Report to Shareholders of the Fund which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 29, 2003.



            The unaudited financial statements of Federated Limited Duration Fund dated March 31, 2003 are incorporated by reference to the Semi-Annual Report to Shareholders of the Fund which was filed with the SEC pursuant to
Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 6, 2003.







                       FEDERATED SHORT-TERM INCOME FUND

                      Federated Income Securities Trust







Investment Adviser

FEDERATED INVESTMENT MANAGEMENT COMPANY

Federated Investors Tower

1100 Liberty Avenue

Pittsburgh, PA  15222-3779

Distributor

FEDERATED SECURITIES CORP.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Dispersing Agent

FEDERATED SHAREHOLDER SERVICES COMPANY

P.O. Box 8600

Boston, MA  02266-8600


                         Federated Limited Term Fund

                       Federated Limited Duration Fund

                       Federated Short-Term Income Fund

                   Notes to Pro Forma Financial Statements

                          Year Ended April 30, 2003



Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Federated Limited Term Fund, Federated Limited Duration Fund and Federated Short-Term Income Fund, collectively ("the Funds"), for the year ended April 30, 2003. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2003.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Federated Short-Term Income Fund for Federated Limited Term Fund and Federated Limited Duration Fund. Under generally accepted accounting principles, Federated Short-Term Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended April 30, 2003, Federated Short-Term Income Fund, Federated Limited Term Fund and Federated Limited Duration Fund paid investment advisory fees computed at the annual rate of 0.40% as a percentage of average daily net assets.



After reviewing the terms of the Reorganization and considering the following factors: continuity of Investment Adviser; Fund Investment Objective; Fund Expense Structure; Fund Asset Size; and Fund Portfolio Composition, the Fund's accountants, Deloitte & Touche LLP, have determined that Short-Term Income Fund will be the surviving entity for accounting purposes.

All costs of the Reorganization will be paid by Federated Investment Management Company or its affiliates and will not be paid from the assets of the Fund.




Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the issuance of 33,022,413 Class A Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 30,145,441 Class A Shares of Federated Limited Term Fund and 1,137,514 Class F Shares of Federated Limited Term Fund which would have been issued at April 30, 2003 in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 3,608,011 Institutional Service Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 3,251,507 Institutional Service Shares of Federated Limited Duration Fund which would have been issued at April 30, 2003 in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 7,950,707 Class Y Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 7,165,000 Institutional Shares of Federated Limited Duration Fund which would have been issued at April 30, 2003 in connection with the proposed reorganization.







Pro Forma Combining Portfolio of Investments
April 30, 2003 (Unaudited)
  Federated     Federated    Federated                                         Federated   Federated  Federated
   Limited       Limited    Short-Term  Pro Forma                               Limited     Limited   Short-Term  Pro Forma
  Term Fund      Duration   Income Fund Combined                               Term Fund   Duration   Income      Combined
                 Fund                                                                       Fund       Fund
-----------------------------------------------------------------------------------------------------------------------------
  Principal Amount

Value
-----------------------------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgages - 0.1%
                                                  ----------------------------
   $223,755        $ -          $ -     $223,755  (1) Federal Home Loan         $229,826      $ -        $ -      $229,826
                                                  Mortgage Corp. ARM 4.131%,
                                                  9/1/2019
                                                  ----------------------------
                                                  ----------------------------
   229,449          -            -       229,449  (1) Federal Home Loan         235,901        -          -        235,901
                                                  Mortgage Corp. ARM 4.244%,
                                                  12/1/2018
                                                  ----------------------------
                                                  ----------------------------
    66,031          -            -       66,031   (1) Federal National           67,473        -          -        67,473
                                                  Mortgage Association ARM
                                                  4.250%, 12/1/2020
                                                  ----------------------------
                                                  ----------------------------
      -          121,384         -       121,384  (1) Government National          -        125,402       -        125,402
                                                  Mortgage Association ARM
                                                  8902, 1/20/2022
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                  Total Adjustable Rate         533,200     125,402       -        658,602
                                                  Mortgages (identified cost
                                                  $653,327)
                                                  ---------------------------------------------------------------------------
Asset-Backed Securities - 27.3%
Automotive - 9.3%
                                                  ----------------------------
                                                  ----------------------------
  3,000,000         -        3,000,000  6,000,000 Americredit Automobile       3,130,658       -      3,130,658   6,261,316
                                                  Receivables Trust 2001-B,
                                                  Class A4, 5.37%, 6/12/2008
                                                  ----------------------------
                                                  ----------------------------
      -             -        4,000,000  4,000,000 (1) Americredit Automobile       -           -      4,002,096   4,002,096
                                                  Receivables Trust 2002-A,
                                                  Class A3, 1.50%, 10/12/2006
                                                  ----------------------------
                                                  ----------------------------
   309,857       309,857      154,928    774,642  AmSouth Auto Trust 2000-1,    311,771     311,771    155,886     779,428
                                                  Class A3, 6.67%, 7/15/2004
                                                  ----------------------------
                                                  ----------------------------
  3,410,953         -            -      3,410,953 ANRC Auto Owner Trust        3,441,311       -          -       3,441,311
                                                  2001-A, Class A, 3.76%,
                                                  10/17/2005
                                                  ----------------------------
                                                  ----------------------------
    49,207          -            -       49,207   CIT Marine Trust 1999-A,       49,332        -          -        49,332
                                                  Class A2, 5.80%, 4/15/2010
                                                  ----------------------------
                                                  ----------------------------
  1,568,821         -            -      1,568,821 Chase Manhattan Auto Owner   1,591,114       -          -       1,591,114
                                                  Trust 2001-A, Class A3,
                                                  4.55%, 8/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,736,584         -            -      1,736,584 DaimlerChrysler Auto Trust   1,752,994       -          -       1,752,994
                                                  2000-E, Class A3, 6.11%,
                                                  11/8/2004
                                                  ----------------------------
                                                  ----------------------------
  2,000,000     1,000,000    2,000,000  5,000,000 (1) DaimlerChrysler Master   1,998,780    999,390   1,998,780   4,996,950
                                                  Owner Trust 2002-A, Class
                                                  A, 1.37%, 5/15/2007
                                                  ----------------------------
                                                  ----------------------------
  1,965,504      982,752     1,834,470  4,782,726 (2) First Tennessee          2,001,138   1,000,569  1,867,729   4,869,436
                                                  Financial Auto
                                                  Securitization Trust
                                                  2002-A, Class A, 3.55%,
                                                  7/15/2008
                                                  ----------------------------
                                                  ----------------------------
      -           46,543         -       46,543   Fleetwood Credit Corp.           -         47,437       -        47,437
                                                  Grantor Trust 1996-B,
                                                  6.90%, 3/15/2012
                                                  ----------------------------
                                                  ----------------------------
      -             -        3,694,985  3,694,985 Ford Credit Auto Owner           -           -      3,742,835   3,742,835
                                                  Trust 2001-D, Class A3,
                                                  4.31%, 6/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000    1,500,000  2,500,000 Honda Auto Receivables           -       1,014,670  1,522,005   2,536,675
                                                  Owner Trust 2002-1, Class
                                                  A3, 3.50%, 10/17/2005
                                                  ----------------------------
                                                  ----------------------------
  3,616,370         -            -      3,616,370 Household Automotive Trust   3,661,141       -          -       3,661,141
                                                  2001-3, Class A3, 3.68%,
                                                  4/17/2006
                                                  ----------------------------
                                                  ----------------------------
      -             -        3,000,000  3,000,000 (2)(3) Hyundai Auto              -           -      3,049,224   3,049,224
                                                  Receivables Trust 2002-A,
                                                  Class A3, 2.80%, 2/15/2007
                                                  ----------------------------
                                                  ----------------------------
  1,097,983         -        1,372,479  2,470,462 Isuzu Auto Owner Trust       1,102,924       -      1,378,655   2,481,579
                                                  2001-1, Class A3, 4.88%,
                                                  11/22/2004
                                                  ----------------------------
                                                  ----------------------------
      -           82,183      164,366    246,549  Key Auto Finance Trust           -         83,030    166,061     249,091
                                                  1999-1, Class C, 7.08%,
                                                  1/15/2007
                                                  ----------------------------
                                                  ----------------------------
  2,661,588         -            -      2,661,588 Long Beach Acceptance Auto   2,703,588       -          -       2,703,588
                                                  Receivables Trust 2001-1,
                                                  Class A3, 5.198%, 3/13/2006
                                                  ----------------------------
                                                  ----------------------------
  1,500,000      500,000     1,500,000  3,500,000 M&I Auto Loan Trust          1,571,970    523,990   1,571,970   3,667,930
                                                  2001-1, Class B, 5.88%,
                                                  6/20/2008
                                                  ----------------------------
                                                  ----------------------------
  1,169,500         -        1,000,000  2,169,500 MMCA Automobile Trust        1,217,011       -      1,040,625   2,257,636
                                                  2000-2, Class B, 7.42%,
                                                  8/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,010,780         -            -      1,010,780 MMCA Automobile Trust        1,031,051       -          -       1,031,051
                                                  2001-2, Class B, 5.75%,
                                                  6/15/2007
                                                  ----------------------------
                                                  ----------------------------
   180,215       360,429      457,384    998,028  Mellon Auto Grantor Trust     186,464     372,929    473,247    1,032,640
                                                  2000-1, Class B, 7.43%,
                                                  10/15/2006
                                                  ----------------------------
                                                  ----------------------------
  1,577,099         -            -      1,577,099 Mellon Auto Grantor Trust    1,642,217       -          -       1,642,217
                                                  2000-2, Class B, 6.67%,
                                                  7/15/2007
                                                  ----------------------------
                                                  ----------------------------
   972,197          -         972,197   1,944,394 Navistar Financial Corp.      979,440        -       979,440    1,958,880
                                                  Owner Trust 2001-A, Class
                                                  A3, 4.99%, 8/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -             -         817,682    817,682  Navistar Financial Corp.         -           -       846,153     846,153
                                                  Owner Trust 2002-A, Class
                                                  B, 4.95%, 4/15/2009
                                                  ----------------------------
                                                  ----------------------------
    69,332        14,450         -       83,782   (2) Paragon Auto               69,332      14,450       -        83,782
                                                  Receivables Owner Trust
                                                  1998-A, Class B, 7.47%,
                                                  11/15/2004
                                                  ----------------------------
                                                  ----------------------------
    84,861        49,783         -       134,644  (2) Paragon Auto               88,060      51,660       -        139,720
                                                  Receivables Owner Trust
                                                  1998-B, Class B, 7.03%,
                                                  3/15/2005
                                                  ----------------------------
                                                  ----------------------------
    68,641        85,802         -       154,443  Paragon Auto Receivables       69,063      86,328       -        155,391
                                                  Owner Trust 1999-A, Class
                                                  A, 5.95%, 11/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -             -         454,716    454,716  The CIT Group                    -           -       477,124     477,124
                                                  Securitization Corp. II,
                                                  Class B, 6.45%, 6/15/2018
                                                  ----------------------------
                                                  ----------------------------
      -          159,651         -       159,651  Toyota Auto Receivables          -        160,452                160,452
                                                  Owner Trust 2000-B, Class
                                                  A3, 6.76%, 8/15/2004
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000        -      1,000,000 Toyota Auto Receivables          -       1,025,370              1,025,370
                                                  Owner Trust 2002-B, Class
                                                  A3, 3.76%, 6/15/2006
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    28,599,359  5,692,046  26,402,488 60,693,893
                                                  ---------------------------------------------------------------------------
 Credit Card - 2.7%
                                                  ----------------------------
   281,218        22,801      456,030    760,049  (2) Banco Nacional de         282,053      22,869    457,384     762,306
                                                  Mexico S.A., Credit Card
                                                  Merchant Voucher
                                                  Receivables Master Trust,
                                                  Series 1996-A, Class A1,
                                                  6.25%, 12/1/2003
                                                  ----------------------------
                                                  ----------------------------
      -             -        3,000,000  3,000,000 (1) Citibank Credit Card         -           -      2,982,390   2,982,390
                                                  Issuance Trust 2000-C2,
                                                  Class C2, 1.94%, 10/15/2007
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000        -      1,000,000 Citibank Credit Card             -       1,001,850      -       1,001,850
                                                  Master Trust 2002-C1,
                                                  Class C1, 2.34%, 2/9/2009
                                                  ----------------------------
                                                  ----------------------------
  2,208,147      684,525     2,208,147  5,100,819 Fingerhut Master Trust       2,230,626    691,494   2,230,626   5,152,746
                                                  1998-2, Class A, 6.23%,
                                                  2/15/2007
                                                  ----------------------------
                                                  ----------------------------
      -             -        2,500,000  2,500,000 (2) First USA Credit Card        -           -      2,574,975   2,574,975
                                                  Master Trust 1999-1, Class
                                                  C, 6.42%, 10/19/2006
                                                  ----------------------------
                                                  ----------------------------
  2,000,000         -            -      2,000,000 (2)(3) MBNA Master Credit    2,134,860       -                  2,134,860
                                                  Card Trust 1999-M, Class
                                                  C, 7.45%, 4/16/2007
                                                  ----------------------------
                                                  ----------------------------
  1,000,000     1,000,000        -      2,000,000 MBNA Master Credit Card      1,097,190   1,097,190              2,194,380
                                                  Trust 2000-A, Class A,
                                                  7.35%, 7/16/2007
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000        -      1,000,000 (3) Providian Master Trust       -       1,046,018      -       1,046,018
                                                  1999-1, Class C, 7.35%,
                                                  1/15/2009
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   5,744,729   3,859,421  8,245,375  17,849,525
                                                  ---------------------------------------------------------------------------
 Equipment Leasing - 0.6%
                                                  ----------------------------
                                                  ----------------------------
  1,907,291      635,764     1,176,319  3,719,374 (2) Great America Leasing    1,963,024    654,341   1,210,692   3,828,057
                                                  Receivables 2002-1, Class
                                                  C, 4.91%, 7/15/2007
                                                  ---------------------------------------------------------------------------
 Home Equity Loan - 8.5%
                                                  ----------------------------
                                                  ----------------------------
      -             -         982,300    982,300  (2)(3) 125 Home Loan Owner       -           -      1,032,181   1,032,181
                                                  Trust 1998-1A, Class M2,
                                                  7.75%, 2/15/2029
                                                  ----------------------------
                                                  ----------------------------
  27,200,619    8,500,193   17,000,387  52,701,199ACE Securities Corp.         1,510,722    472,101    944,201    2,927,024
                                                  2001-HE1, Class AIO,
                                                  6.00%, 8/20/2004
                                                  ----------------------------
                                                  ----------------------------
  1,065,389         -         710,259   1,775,648 (2) AQ Finance NIM Trust     1,050,740       -       700,493    1,751,233
                                                  2002-1, Class NOT, 9.50%,
                                                  6/25/2032
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,620,089  1,620,089 AQ Finance NIM Trust             -           -      1,614,094   1,614,094
                                                  2002-N6, Class NOT, 1.97%,
                                                  12/25/2007
                                                  ----------------------------
                                                  ----------------------------
    65,286          -            -       65,286   (1)(2)(3) Ameriquest           64,306        -          -        64,306
                                                  Mortgage Securities I
                                                  2001-2, Class NIM,. 9.00%,
                                                  10/25/2031
                                                  ----------------------------
                                                  ----------------------------
  25,000,000    10,000,000  17,500,000  52,500,000Ameriquest Mortgage          2,179,750    871,900   1,525,825   4,577,475
                                                  Securities, Inc. 2002-3,
                                                  Class S, 6.00%, 8/25/2032
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,854,895  1,854,895 Ameriquest Mortgage              -           -      1,858,419   1,858,419
                                                  Securities, Inc. 2002-5,
                                                  Class AVI, 1.84%, 2/25/2033
                                                  ----------------------------
                                                  ----------------------------
  21,800,000        -            -      21,800,000Asset Backed Funding         1,443,378       -          -       1,443,378
                                                  Certificate 2002-OPT1,
                                                  Class AIO, 6.00%, 3/25/2005
                                                  ----------------------------
                                                  ----------------------------
      -         5,153,000        -      5,153,000 (2) Bayview Financial            -        341,427       -        341,427
                                                  Acquisition Trust 2002-CA,
                                                  Class AIO, 14.00%,
                                                  10/25/2004
                                                  ----------------------------
                                                  ----------------------------
  36,153,846    9,038,462        -      45,192,308Centex Home Equity 2002-B,    903,846     225,961       -       1,129,807
                                                  Class AIO, 6.00%,
                                                  11/25/2003
                                                  ----------------------------
                                                  ----------------------------
  29,594,500    10,092,333  19,729,667  59,416,500Centex Home Equity 2002-C,   1,387,390    473,128    924,927    2,785,445
                                                  Class AIO, 6.00%, 8/25/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,191,389  1,191,389 Chase Funding Loan               -           -      1,197,560   1,197,560
                                                  Acquisition Trust 2001-C2,
                                                  Class IA2, 5.673%,
                                                  5/25/2022
                                                  ----------------------------
                                                  ----------------------------
   346,381          -         346,381    692,762  (1) Chase Funding Mortgage    348,736        -       348,736     697,472
                                                  Loan Asset-Backed
                                                  Certificates 1999-1, Class
                                                  IIB, 4.07%, 6/25/2028
                                                  ----------------------------
                                                  ----------------------------
      -             -         371,599    371,599  Cityscape Home Equity Loan       -           -       373,903     373,903
                                                  Trust 1997-1, Class A4,
                                                  7.23%, 3/25/2018
                                                  ----------------------------
                                                  ----------------------------
   128,084          -            -       128,084  Cityscape Home Equity Loan    130,754        -          -        130,754
                                                  Trust 1997-4, Class B,
                                                  7.94%, 10/25/2018
                                                  ----------------------------
                                                  ----------------------------
  1,984,855         -            -      1,984,855 Conseco Finance 2001-B,      2,001,411       -          -       2,001,411
                                                  Class 1A3, 5.808%,
                                                  6/15/2032
                                                  ----------------------------
                                                  ----------------------------
  22,384,615        -            -      22,384,615Conseco Finance 2001-D,      1,564,461       -          -       1,564,461
                                                  Class AIO, 8.80%,
                                                  11/15/2032
                                                  ----------------------------
                                                  ----------------------------
      -             -         175,397    175,397  (1) ContiMortgage Home           -           -       175,257     175,257
                                                  Equity Loan Trust 1996-4,
                                                  Class A10, 1.55%, 1/15/2028
                                                  ----------------------------
                                                  ----------------------------
      -           6,997          -        6,997   Countrywide Asset-Backed         -         7,024        -         7,024
                                                  Certificates 1999-1, Class
                                                  AF2, 6.16%, 9/25/2025
                                                  ----------------------------
                                                  ----------------------------
  2,168,888         -        1,963,928  4,132,816 Ditech Home Loan Owner       2,254,364       -      2,041,327   4,295,691
                                                  Trust 1997-1, Class A4,
                                                  7.36%, 1/15/2024
                                                  ----------------------------
                                                  ----------------------------
    60,236          -            -       60,236   EQCC Home Equity Loan          61,439        -          -        61,439
                                                  Trust 1995-4, Class A4,
                                                  6.95%, 3/15/2012
                                                  ----------------------------
                                                  ----------------------------
      -          456,348         -       456,348  EQCC Home Equity Loan            -        464,858       -        464,858
                                                  Trust 1996-3, Class A6,
                                                  7.40%, 12/15/2019
                                                  ----------------------------
                                                  ----------------------------
      -           88,617         -       88,617   EQCC Home Equity Loan            -         89,766       -        89,766
                                                  Trust 1997-2, Class A7,
                                                  6.89%, 2/15/2020
                                                  ----------------------------
                                                  ----------------------------
      -          960,994     1,441,491  2,402,485 EQCC Home Equity Loan            -        980,512   1,470,768   2,451,280
                                                  Trust 1999-2, Class A3F,
                                                  6.347%, 8/25/2022
                                                  ----------------------------
                                                  ----------------------------
  26,000,000        -            -      26,000,000Equity One Abs, Inc.          767,000        -          -        767,000
                                                  2001-3, Class AIO, 6.00%,
                                                  11/25/2003
                                                  ----------------------------
                                                  ----------------------------
   706,936          -            -       706,936  (2) First Franklin Nim        706,936        -          -        706,936
                                                  Trust 2001-FF2, Class NOT,
                                                  8.35%, 1/25/2031
                                                  ----------------------------
                                                  ----------------------------
   827,254          -            -       827,254  (1)(2) First Plus Home        841,169        -          -        841,169
                                                  Loan Trust 1997-3, Class
                                                  B2, 8.50%, 11/10/2023
                                                  ----------------------------
                                                  ----------------------------
  2,453,440         -            -      2,453,440 First Plus Home Loan Trust   2,527,314       -          -       2,527,314
                                                  1997-4, Class M1, 7.14%,
                                                  9/11/2023
                                                  ----------------------------
                                                  ----------------------------
    22,231        22,231         -       44,462   Green Tree Home                22,241      22,241       -        44,482
                                                  Improvement Loan Trust
                                                  1995-C, Class B1, 7.20%,
                                                  7/15/2020
                                                  ----------------------------
                                                  ----------------------------
  2,000,000      481,015         -      2,481,015 Green Tree Home              1,287,320    309,610       -       1,596,930
                                                  Improvement Loan Trust
                                                  1997-C, Class B2, 7.59%,
                                                  8/15/2028
                                                  ----------------------------
                                                  ----------------------------
      -          131,821         -       131,821  Green Tree Home                  -        132,182       -        132,182
                                                  Improvement Loan Trust
                                                  1998-D, Class HEA, 6.32%,
                                                  8/15/2029
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,970,226  1,970,226 IMC Home Equity Loan Trust       -           -      2,092,616   2,092,616
                                                  1998-1, Class A6, 6.52%,
                                                  6/20/2029
                                                  ----------------------------
                                                  ----------------------------
   200,308        91,321         -       291,629  Independent National          201,854      92,026       -        293,880
                                                  Mortgage Corp. Home Equity
                                                  1997-A, Class BF, 7.395,
                                                  10/25/2028
                                                  ----------------------------
                                                  ----------------------------
   132,190          -            -       132,190  Indymac Home Equity Loan      134,531        -          -        134,531
                                                  Asset-Backed Trust 1998-A,
                                                  Class AF4, 6.31%,
                                                  10/25/2029
                                                  ----------------------------
                                                  ----------------------------
  1,300,000         -            -      1,300,000 Indymac Home Equity Loan     1,409,837       -          -       1,409,837
                                                  Asset-Backed Trust 2001-A,
                                                  Class AF6, 6.537%,
                                                  11/25/2030
                                                  ----------------------------
                                                  ----------------------------
  18,038,000        -            -      18,038,000Irwin Home Equity 2001-2,    1,465,588       -          -       1,465,588
                                                  Class AIO, 10.00%,
                                                  3/25/2004
                                                  ----------------------------
                                                  ----------------------------
   891,081          -            -       891,081  Mellon Bank Home Equity       919,658        -          -        919,658
                                                  Installment Loan 1997-1,
                                                  Class A4, 6.84%, 7/25/2012
                                                  ----------------------------
                                                  ----------------------------
      -          721,301      721,300   1,442,601 Mellon Bank Home Equity          -        760,388    760,388    1,520,776
                                                  Installment Loan Trust
                                                  1998-1, Class B, 6.95%,
                                                  3/25/2015
                                                  ----------------------------
                                                  ----------------------------
   255,597       127,799         -       383,396  NC Finance Trust 1999-1,       71,567      35,784       -        107,351
                                                  Class B, 8.75%, 1/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -             -         987,839    987,839  New Century Home Equity          -           -      1,049,065   1,049,065
                                                  Loan Trust 1997-NC5, Class
                                                  M2, 7.24%, 10/2/2028
                                                  ----------------------------
                                                  ----------------------------
      -         10,000,000       -      10,000,000(2) Quest Trust 2002-X1,         -        618,000       -        618,000
                                                  Class S, 5.25%, 11/25/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -       20,251,000  20,251,000Residential Asset Mortgage       -           -       769,335     769,335
                                                  Products, Inc., Series
                                                  2002-RS1, Class AII,
                                                  5.50%, 7/25/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,984,020  1,984,020 Residential Asset Mortgage       -           -      1,997,194   1,997,194
                                                  Products, Inc., Series
                                                  2002-RZ1, Class A2,4.30%,
                                                  4/25/2023
                                                  ----------------------------
                                                  ----------------------------
  1,050,500       99,393         -      1,149,893 (2) Saxon Asset Securities   1,037,347     98,149       -       1,135,496
                                                  Trust 1998-1, Class BF2,
                                                  8.00%, 12/25/2027
                                                  ----------------------------
                                                  ----------------------------
   160,311        80,156      240,467    480,934  (1) Saxon Asset Securities    160,754      80,377    241,131     482,262
                                                  Trust 2000-2, Class AV1,
                                                  1.58%, 7/25/2030
                                                  ----------------------------
                                                  ----------------------------
      -         14,943,655  22,415,483  37,359,138Saxon Asset Securities           -        633,910    950,865    1,584,775
                                                  Trust 2001-3, Class AIO,
                                                  6.25%, 4/25/2004
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   26,454,413  6,709,344  22,068,285 55,232,042
                                                  ---------------------------------------------------------------------------
 Manufactured Housing - 1.9%
                                                  ----------------------------
      -             -        1,228,181  1,228,181 Green Tree Financial Corp.       -           -      1,256,761   1,256,761
                                                  1993-2, Class A4, 6.90%,
                                                  7/15/2018
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,069,862  1,069,862 Green Tree Financial Corp.       -           -      1,077,115   1,077,115
                                                  1993-4, Class A4, 6.60%,
                                                  1/15/2019
                                                  ----------------------------
                                                  ----------------------------
   750,000          -            -       750,000  Green Tree Financial Corp.    597,713        -          -        597,713
                                                  1995-3, Class B1, 7.85%,
                                                  8/15/2025
                                                  ----------------------------
                                                  ----------------------------
  1,250,000      250,000     2,000,000  3,500,000 Green Tree Financial Corp.    338,413      67,683    541,460     947,556
                                                  1996-2, Class B-1, 7.55%,
                                                  4/15/2027
                                                  ----------------------------
                                                  ----------------------------
  1,402,943         -        1,302,399  2,705,342 Green Tree Financial Corp.   1,437,315       -      1,334,308   2,771,623
                                                  1997-1, Class A5, 6.86%,
                                                  3/15/2028
                                                  ----------------------------
                                                  ----------------------------
  2,250,000     1,250,203        -      3,500,203 Green Tree Financial Corp.    681,570     378,712       -       1,060,282
                                                  1997-3, Class B1, 7.51%,
                                                  3/15/2028
                                                  ----------------------------
                                                  ----------------------------
   508,103          -            -       508,103  Green Tree Financial Corp.    517,056        -          -        517,056
                                                  1998-2, Class A5, 6.24%,
                                                  11/1/2016
                                                  ----------------------------
                                                  ----------------------------
  4,000,000     1,000,000        -      5,000,000 Green Tree Financial Corp.    675,440     168,860       -        844,300
                                                  1999-5, Class B1, 9.20%,
                                                  4/1/2031
                                                  ----------------------------
                                                  ----------------------------
  2,000,000     1,276,535    4,000,000  7,276,535 (2) Merit Securities Corp.    600,000     382,961   1,200,000   2,182,961
                                                  12, Class 1B, 7.98%,
                                                  7/28/2033
                                                  ----------------------------
                                                  ----------------------------
   500,000       500,000         -      1,000,000 Vanderbuilt Mortgage          472,639     472,639                945,278
                                                  Finance 1999-A, Class 2B2,
                                                  3.90%, 6/7/2016
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    5,320,146   1,470,855  5,409,644  12,200,645
                                                  ---------------------------------------------------------------------------
 Other - 2.4%
                                                  ----------------------------
   680,326       680,326     2,040,978  3,401,630 (1) CapitalSource             679,688     679,688   2,039,064   3,398,440
                                                  Commercial Loan Trust
                                                  2002-2A, Class A, 1.88%,
                                                  9/20/2010
                                                  ----------------------------
                                                  ----------------------------
  1,900,682         -        1,246,349  3,147,031 Catepillar Financial Asset   1,944,214       -      1,274,895   3,219,109
                                                  Trust 2001-A, Class A3,
                                                  4.85%, 4/25/2007
                                                  ----------------------------
                                                  ----------------------------
  28,086,896        -            -      28,086,896Conseco Recretional          1,518,939       -          -       1,518,939
                                                  Enthusiast Consumer Trust
                                                  2001-A, Class AIO, 5.00%,
                                                  8/15/2025
                                                  ----------------------------
                                                  ----------------------------
  2,377,601         -        5,284,354  7,661,955 FMAC Loan Receivables         106,992        -       237,796     344,788
                                                  Trust 1997-A, Class A-X,
                                                  2.77%, 4/15/2019
                                                  ----------------------------
                                                  ----------------------------
  2,200,000      613,000         -      2,813,000 Green Tree Home              1,928,828    537,442       -       2,466,270
                                                  Improvement Loan Trust
                                                  1996-F, Class HI2, 7.70%,
                                                  11/15/2027
                                                  ----------------------------
                                                  ----------------------------
  2,585,955         -            -      2,585,955 John Deere Owner Trust       2,616,994       -          -       2,616,994
                                                  2001-A, Class A3, 3.26%,
                                                  10/17/2005
                                                  ----------------------------
                                                  ----------------------------
      -             -        2,000,000  2,000,000 (1) Mellon Bank Premium          -           -      2,002,260   2,002,260
                                                  Finance Loan Master Trust
                                                  2002-1, Class A, 1.56%,
                                                  12/17/2007
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    8,795,655   1,217,130  5,554,015  15,566,800
                                                  ---------------------------------------------------------------------------
 Rate Reduction Bond - 1.9%
                                                  ----------------------------
      -         1,129,896    1,883,159  3,013,055 CPL Tranisition Funding          -       1,151,092  1,918,487   3,069,579
                                                  LLC 2002-1, Class A1,
                                                  3.54%, 1/15/2007
                                                  ----------------------------
                                                  ----------------------------
  2,780,000         -        2,000,000  4,780,000 California Infrastructure    3,021,554       -      2,173,780   5,195,334
                                                  & Economic Development
                                                  Bank Special Purpose Trust
                                                  SCE-1, Series 1997-1,
                                                  Class A6, 6.38%, 9/25/2008
                                                  ----------------------------
                                                  ----------------------------
   414,035       318,489         -       732,524  California Infrastructure     418,879     322,215       -        741,094
                                                  & Economic Development
                                                  Bank Special Purpose Trust
                                                  SDG&E-1, Series 1997-1,
                                                  Class A5, 6.19%, 9/25/2005
                                                  ----------------------------
                                                  ----------------------------
  1,000,000     1,000,000    1,500,000  3,500,000 California Infrastructure    1,085,580   1,085,580  1,628,370   3,799,530
                                                  & Economic Development
                                                  Bank Special Purpose Trust
                                                  SDG&E, Series 1997-1,
                                                  Class A6, 6.31%, 9/25/2008
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    4,526,013   2,558,887  5,720,637  12,805,537
                                                  ---------------------------------------------------------------------------
                                                  ---------------------------------------------------------------------------
                                                  Total Asset-Backed           81,403,339  22,162,024 74,611,136 178,176,499
                                                  Securities (identified
                                                  cost $194,703,876)
                                                  ---------------------------------------------------------------------------
Collateralized Mortgage Obligations - 11.7%
Commercial Mortgage - 0.1%
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
  3,040,949         -        6,842,134  9,883,083 First Union Lehman            134,090        -       301,703     435,793
                                                  Brothers Commerical
                                                  Mortgage Trust, Series
                                                  1997-C1, Class IO, 1.29%,
                                                  4/18/2029
                                                  ---------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation--2.7%
                                                  ----------------------------
                                                  ----------------------------
      -          244,924         -       244,924  Federal National Mortgage        -        254,214       -        254,214
                                                  Association, Series
                                                  1993-32, Class H, 6.00%,
                                                  3/25/2023
                                                  ----------------------------
                                                  ----------------------------
  13,186,294        -            -      13,186,294Federal Home Loan Mortgage    380,442        -          -        380,442
                                                  Corp., Series 2416, Class
                                                  P1, 6.00%, 8/15/2012
                                                  ----------------------------
                                                  ----------------------------
  2,000,000         -        3,000,000  5,000,000 Federal Home Loan Mortgage   1,996,260       -      2,994,390   4,990,650
                                                  Corp., Series 2603, Class
                                                  A2, 2.00%, 12/15/2008
                                                  ----------------------------
                                                  ----------------------------
  5,000,000     2,000,000    5,000,000  12,000,000Federal Home Loan Mortgage   4,982,800   1,993,120  4,982,800  11,958,720
                                                  Corp. Structured Pass
                                                  Through, Class A3, 2.29%,
                                                  2/15/2010
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    7,359,502   2,247,334  7,977,190  17,584,026
                                                  ---------------------------------------------------------------------------
Non-Agency Mortgage - 8.9%
                                                  ----------------------------
                                                  ----------------------------
   786,500          -        1,543,838  2,330,338 (2) Bayview Financial         713,992        -      1,688,738   2,402,730
                                                  Acquisition Trust 1998-1,
                                                  Class MI3, 8.21%, 5/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -          419,490         -       419,490  (2) Bayview Financial            -        318,091       -        318,091
                                                  Acquisition Trust 1998-1,
                                                  Class MII, 3.07%, 5/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -             -         582,917    582,917  (1)(2) Bayview Financial         -           -       552,407     552,407
                                                  Acquisiton Trust 1998-1,
                                                  Class MII2, 2.07%,
                                                  5/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -             -         659,823    659,823  (1)(2) Bayview Financial         -           -       591,571     591,571
                                                  Acquisiton Trust 1998-1,
                                                  Class MII2, 2.17%,
                                                  5/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -          360,062         -       360,062  (2) Bayview Financial            -        317,417       -        317,417
                                                  Acquisition Trust 1998-1,
                                                  Class M23, 2.77%, 5/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -           37,915         -       37,915   C-BASS ABS LLC Series            -         39,023       -        39,023
                                                  1998-3, Class AF, 6.50%,
                                                  1/25/2033
                                                  ----------------------------
                                                  ----------------------------
      -          821,345         -       821,345  C-BASS ABS LLC Series            -        758,208       -        758,208
                                                  1999-3, Class B1, 6.885%,
                                                  2/3/2029
                                                  ----------------------------
                                                  ----------------------------
   418,296          -            -       418,296  Citicorp Mortgage             426,844        -          -        426,844
                                                  Securities, Inc. 1992-18,
                                                  Class A1, 4.53%, 11/25/2022
                                                  ----------------------------
                                                  ----------------------------
      -           77,310     1,920,642  1,997,952 (1)(2) Credit-Based Asset        -         76,923   1,911,038   1,987,961
                                                  Servicing And
                                                  Securitization 1997-1,
                                                  Class A1, 4.54%, 2/1/2017
                                                  ----------------------------
                                                  ----------------------------
   270,676        85,118         -       355,794  (2) GE Capital Mortgage       248,649      78,191       -        326,840
                                                  Services, Inc. 1994-3,
                                                  Class B4, 6.50%, 1/25/2024
                                                  ----------------------------
                                                  ----------------------------
  1,955,138         -        2,893,605  4,848,743 GE Capital Mortgage          2,036,433       -      3,013,921   5,050,354
                                                  Services, Inc. 1998-16,
                                                  Class A3, 6.50%, 10/25/2013
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,168,497  1,168,497 (2) Greenwich Capital            -           -      1,143,305   1,143,305
                                                  Acceptance 1991-4, Class
                                                  B1A, 6.34%, 7/1/2019
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,204,784  1,204,784 (1) Greenwich Capital            -           -      1,204,410   1,204,410
                                                  Acceptance 1993-AFCI,
                                                  Class B1, 3.99%, 8/25/2023
                                                  ----------------------------
                                                  ----------------------------
   254,485        84,828      254,485    593,798  GSR Mortgage Loan Trust       256,136      85,379    256,136     597,651
                                                  2002-9, Class A2B, 3.419%,
                                                  10/25/2032
                                                  ----------------------------
                                                  ----------------------------
  4,000,000     1,500,000    3,500,000  9,000,000 GSR Mortgage Loan Trust      4,074,062   1,527,773  3,564,805   9,166,640
                                                  2002-10, Class A2B,
                                                  3.322%, 11/25/2032
                                                  ----------------------------
                                                  ----------------------------
  3,000,000         -            -      3,000,000 (2) Harwood Street Funding   2,980,320       -          -       2,980,320
                                                  I LLC 2001-1A, Class CTF,
                                                  3.12%, 9/20/2004
                                                  ----------------------------
                                                  ----------------------------
  2,827,611         -        3,770,148  6,597,759 (1) Impac CMB Trust          2,835,840       -      3,781,119   6,616,959
                                                  2002-7, Class A, 1.75%,
                                                  11/25/2032
                                                  ----------------------------
                                                  ----------------------------
  1,200,000         -            -      1,200,000 Mellon Residential Funding   1,343,772       -          -       1,343,772
                                                  Corp. 1998-A, Class B3,
                                                  7.500%, 6/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -         1,259,649        -      1,259,649 (2) Mellon Residential           -       1,122,435      -       1,122,435
                                                  Funding Corp. 1999-TBC1,
                                                  Class B4, 6.42%, 1/25/2029
                                                  ----------------------------
                                                  ----------------------------
  2,940,420         -            -      2,940,420 PNC Mortgage Securities      3,119,109       -          -       3,119,109
                                                  Corp. 1997-2, Class B1,
                                                  7.50%, 3/25/2027
                                                  ----------------------------
                                                  ----------------------------
      -             -         54,081     54,081   PNC Mortgage Securities          -           -        54,013     54,013
                                                  Corp. 1999-5, Class 2A-1,
                                                  6.75%, 7/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -             -         381,572    381,572  Prudential Home Mortgage         -           -       394,385     394,385
                                                  Securities 1992-5, Class
                                                  A-6, 7.50%, 4/25/2007
                                                  ----------------------------
                                                  ----------------------------
   996,152          -         996,152   1,992,304 (1)(2)(3) RESI Finance LP     998,025        -       998,025    1,996,050
                                                  2002-A, Class B3, 2.925%,
                                                  10/10/2034
                                                  ----------------------------
                                                  ----------------------------
      -          298,846         -       298,846  RESI Finance LP 2002-A,          -        299,408       -        299,408
                                                  Class B3, 2.925%,
                                                  10/10/2034
                                                  ----------------------------
                                                  ----------------------------
   264,148       132,074         -       396,222  (1)(2) Resecuritization       206,118     103,059       -        309,177
                                                  Mortgage Trust 1998-A,
                                                  Class B3, 7.86035%,
                                                  10/26/2023
                                                  ----------------------------
                                                  ----------------------------
      -             -       32,500,000  32,500,000Residential Asset                -           -       907,725     907,725
                                                  Securitization Trust
                                                  2002-A4, Class AIO, 2.50%,
                                                  9/25/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -       50,000,000  50,000,000Residential Asset                -           -      1,282,150   1,282,150
                                                  Securitization Trust
                                                  2002-A11, Class AIO,
                                                  2.50%, 3/25/2005
                                                  ----------------------------
                                                  ----------------------------
      -          303,190      454,785    757,975  Residential Funding              -        306,386    459,579     765,965
                                                  Mortgage Securities I
                                                  1994-S13, Class M1, 7.00%,
                                                  5/25/2024
                                                  ----------------------------
                                                  ----------------------------
   373,046          -            -       373,046  Residential Funding           378,936        -          -        378,936
                                                  Mortgage Securities I
                                                  1996-S1, Class A11, 7.10%,
                                                  1/25/2026
                                                  ----------------------------
                                                  ----------------------------
   467,802          -            -       467,802  Residential Funding           467,538        -          -        467,538
                                                  Mortgage Securities I
                                                  1997-S17, Class A14,
                                                  7.00%, 11/25/2027
                                                  ----------------------------
                                                  ----------------------------
   436,762        61,343         -       498,105  (2) SMFC Trust                335,761      47,157       -        382,918
                                                  Asset-Backed Certificates,
                                                  Series 1997-A, Class 4,
                                                  4.42522%, 1/28/2025
                                                  ----------------------------
                                                  ----------------------------
    95,499        95,499     1,050,491  1,241,489 Structured Asset               95,829      95,829   1,054,124   1,245,782
                                                  Securities Corp.
                                                  1999-ALS2, Class A2,
                                                  6.75%, 7/25/2029
                                                  ----------------------------
                                                  ----------------------------
  1,250,000      750,000     3,000,000  5,000,000 Washington Mutual            1,263,260    757,956   3,031,823   5,053,039
                                                  2003-AR1, Class A2, 2.92%,
                                                  3/25/2033
                                                  ----------------------------
                                                  ----------------------------
  2,000,000      750,000     2,000,000  4,750,000 Washington Mutual            1,998,220    749,333   1,998,220   4,745,773
                                                  2003-AR3, Class A2,
                                                  2.828%, 4/25/2033
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    23,778,844  6,682,568  27,887,494 58,348,906
                                                  ---------------------------------------------------------------------------
                                                  ---------------------------------------------------------------------------
                                                  Total Collateralized         31,272,436  8,929,902  36,166,387 76,368,725
                                                  Mortgage Obligations
                                                  (identified cost
                                                  $76,758,787)
                                                  ---------------------------------------------------------------------------

Corporate Bonds - 27.9%

                                                  ----------------------------
Basic Industry - Metals & Mining - 0.3%
                                                  ----------------------------
                                                  ----------------------------
  1,500,000      500,000         -      2,000,000 Noranda, Inc., Deb.,         1,568,790    522,930       -       2,091,720
                                                  8.125%, 6/15/2004
                                                  ---------------------------------------------------------------------------
Basic Industry - Paper - 1.0%
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      400,000         -      1,400,000 International Paper Co.,     1,124,080    449,632       -       1,573,712
                                                  8.125%, 7/8/2005
                                                  ----------------------------
                                                  ----------------------------
  2,000,000      500,000     2,000,000  4,500,000 Weyerhaeuser Co., Note,      2,114,420    528,605   2,114,420   4,757,445
                                                  5.50%, 3/15/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    3,238,500    978,237   2,114,420   6,331,157
                                                  ---------------------------------------------------------------------------
 Beverage & Tobacco - 0.4%
                                                  ----------------------------
  1,000,000      400,000     1,100,000  2,500,000 Diageo Capital PLC,           999,560     399,824   1,099,516   2,498,900
                                                  3.375%, 3/20/2008
                                                  ---------------------------------------------------------------------------
 Capital Goods - Aerospace & Defense - 1.2%
                                                  ----------------------------
      -         1,000,000    2,300,000  3,300,000 (4) Boeing Capital Corp.,        -       1,064,550  2,448,465   3,513,015
                                                  Sr. Note, 5.65%, 5/15/2006
                                                  ----------------------------
                                                  ----------------------------
  2,000,000      750,000     1,000,000  3,750,000 Raytheon Corp., Note,        2,145,260    804,473   1,072,630   4,022,363
                                                  6.30%, 3/15/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    2,145,260   1,869,023  3,521,095   7,535,378
                                                  ---------------------------------------------------------------------------
Communications - Media & Cable - 0.4%
                                                  ----------------------------
                                                  ----------------------------
  1,100,000      400,000     1,000,000  2,500,000 Comcast Cable                1,192,796    433,744   1,084,360   2,710,900
                                                  Communications Corp.,
                                                  6.375%, 1/30/2006
                                                  ---------------------------------------------------------------------------
 Communications - Media Noncable--0.5%
                                                  ----------------------------
      -             -        1,100,000  1,100,000 Clear Channel                    -           -      1,197,174   1,197,174
                                                  Communications, Inc.,
                                                  6.00%, 11/1/2006
                                                  ----------------------------
                                                  ----------------------------
  1,650,000      500,000         -      2,150,000 Clear Channel                1,680,855    509,350       -       2,190,205
                                                  Communications, Inc.,
                                                  7.25%, 9/15/2003
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   1,680,855    509,350   1,197,174   3,387,379
                                                  ---------------------------------------------------------------------------
 Communications - Telecom Wireless - 0.5%
                                                  ----------------------------
  1,250,000      500,000     1,200,000  2,950,000 Citizens Communications      1,433,150    573,260   1,375,824   3,382,234
                                                  Co., Note, 8.50%, 5/15/2006
                                                  ---------------------------------------------------------------------------
 Consumer Cyclical - Automotive - 0.7%
                                                  ----------------------------
      -             -        1,000,000  1,000,000 DaimlerChrysler AG, 7.75%,       -           -      1,110,590   1,110,590
                                                  6/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,500,000      500,000         -      2,000,000 DaimlerChrysler North        1,625,655    541,885       -       2,167,540
                                                  America Holding Corp.,
                                                  Unsecd. Note, 7.40%,
                                                  1/20/2005
                                                  ----------------------------
                                                  ----------------------------
  1,500,000         -            -      1,500,000 (4) Hertz Corp., Jr. Sub.    1,507,140       -                  1,507,140
                                                  Note, 7.00%, 7/15/2003
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    3,132,795    541,885   1,110,590   4,785,270
                                                  ---------------------------------------------------------------------------
Consumer Cyclical - Entertainment -
0.8%
                                                  ----------------------------
                                                  ----------------------------
   850,000       300,000      850,000   2,000,000 AOL Time Warner, Inc.,        894,668     315,765    894,668    2,105,101
                                                  5.625%, 5/1/2005
                                                  ----------------------------
                                                  ----------------------------
  1,250,000      500,000     1,250,000  3,000,000 Viacom, Inc., Company        1,394,175    557,670   1,394,175   3,346,020
                                                  Guarantee, 7.75%, 6/1/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    2,288,843    873,435   2,288,843   5,451,121
                                                  ---------------------------------------------------------------------------
 Consumer Cyclical - Retailers - 1.5%
                                                  ----------------------------
  1,000,000      400,000     1,000,000  2,400,000 CVS Corp., 5.625%,           1,088,400    435,360   1,088,400   2,612,160
                                                  3/15/2006
                                                  ----------------------------
                                                  ----------------------------
   750,000       400,000      750,000   1,900,000 Target Corp., 3.375%,         756,338     403,380    756,338    1,916,056
                                                  3/1/2008
                                                  ----------------------------
                                                  ----------------------------
  2,000,000     1,000,000    2,000,000  5,000,000 Wal-Mart Stores, Inc.,       2,097,080   1,048,540  2,097,080   5,242,700
                                                  Note, 4.15%, 6/15/2005
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   3,941,818   1,887,280  3,941,818   9,770,916
                                                  ---------------------------------------------------------------------------
 Consumer Non - Food/Beverage - 0.5%
                                                  ----------------------------
  1,300,000      450,000     1,250,000  3,000,000 Kellogg Co., Note, 6.00%,    1,420,341    491,657   1,365,713   3,277,711
                                                  4/1/2006
                                                  ---------------------------------------------------------------------------
 Consumer Products - 0.2%
                                                  ----------------------------
  1,000,000         -            -      1,000,000 Albecca, Inc., Company       1,076,250       -          -       1,076,250
                                                  Guarantee, 10.75%,
                                                  8/15/2008
                                                  ---------------------------------------------------------------------------
 Cosmetics & Toiletries --  0.4%
                                                  ----------------------------
  1,100,000      400,000     1,000,000  2,500,000 Gillette Co., 2.875%,        1,088,681    395,884    989,710    2,474,275
                                                  3/15/2008
                                                  ---------------------------------------------------------------------------
 Ecological Services & Equipment -
0.1%
                                                  ----------------------------
      -          500,000         -       500,000  WMX Technologies,, Inc.,         -        513,590       -        513,590
                                                  Unsecd. Note, 6.375%,
                                                  12/1/2003
                                                  ---------------------------------------------------------------------------
 Energy - Intergrated -
0.7%
                                                  ----------------------------
  3,000,000         -            -      3,000,000 Conoco, Inc., 5.45%,         3,273,000       -          -       3,273,000
                                                  10/15/2006
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000        -      1,000,000 Conoco, Inc., Sr. Note,          -       1,040,640              1,040,640
                                                  5.90%, 4/15/2004
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    3,273,000   1,040,640      -       4,313,640
                                                  ---------------------------------------------------------------------------
 Finance - Automotive - 1.1%
                                                  ----------------------------
  2,000,000         -            -      2,000,000 Ford Motor Credit Co.,       2,012,580       -          -       2,012,580
                                                  Note, 6.625%, 630/2003
                                                  ----------------------------
                                                  ----------------------------
      -          500,000     2,000,000  2,500,000 Ford Motor Credit Co., Sr.       -        510,815   2,043,260   2,554,075
                                                  Note, 5.75%, 2/23/2004
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      500,000     1,000,000  2,500,000 General Motors Acceptance    1,054,230    527,115   1,054,230   2,635,575
                                                  Corp., Note, 6.75%,
                                                  1/15/2006
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    3,066,810   1,037,930  3,097,490   7,202,230
                                                  ---------------------------------------------------------------------------
Financial Institution - Banking - 1.1%
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,200,000  1,200,000 Mellon Funding Corp.,            -           -      1,343,772   1,343,772
                                                  7.50%, 6/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      400,000     1,000,000  2,400,000 PNC Funding Corp., 5.75%,    1,097,620    439,048   1,097,620   2,634,288
                                                  8/1/2006
                                                  ----------------------------
                                                  ----------------------------
      -          400,000         -       400,000  U.S. Bancorp, Sr. Note,          -        433,960       -        433,960
                                                  5.10%, 7/15/2007
                                                  ----------------------------
                                                  ----------------------------
  1,100,000      400,000     1,000,000  2,500,000 Wachovia Bank N.A., Sr.      1,182,467    429,988   1,074,970   2,687,425
                                                  Note, 4.85%, 7/30/2007
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    2,280,087   1,302,996  3,516,362   7,099,445
                                                  ---------------------------------------------------------------------------
 Financial Institution - Brokerage -
1.1%
                                                  ----------------------------
  2,000,000      750,000     1,500,000  4,250,000 Amvescap PLC, Sr. Note,      2,159,080    809,655   1,619,310   4,588,045
                                                  6.60%, 5/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -             -        2,400,000  2,400,000 Lehman Brothers Holdings,        -           -      2,423,208   2,423,208
                                                  Inc., Note, 6.125%,
                                                  7/15/2003
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   2,159,080    809,655   4,042,518   7,011,253
                                                  ---------------------------------------------------------------------------
 Financial Institution - Finance Noncaptive -
0.3%
                                                  ----------------------------
      -          500,000     1,000,000  1,500,000 Household Finance Corp.,         -        551,485   1,102,970   1,654,455
                                                  Note, 6.50%, 1/24/2006
                                                  ---------------------------------------------------------------------------
 Financial Institution - Insurance - Life - 0.4%
                                                  ----------------------------
  1,000,000      500,000     1,000,000  2,500,000 (2)(3) Metropolitan Life     1,085,880    542,940   1,085,880   2,714,700
                                                  Insurance Co., 7.00%,
                                                  11/1/2005
                                                  ---------------------------------------------------------------------------
 Financial Institution - REITs - 1.6%
                                                  ----------------------------
  3,000,000         -            -      3,000,000 EOP Operating LP, 7.375%,    3,082,320       -          -       3,082,320
                                                  11/15/2003
                                                  ----------------------------
                                                  ----------------------------
      -          858,000         -       858,000  EOP Operating LP, Note,          -        883,242       -        883,242
                                                  6.50%, 1/15/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,500,000  1,500,000 EOP Operating LP, Note,          -           -      1,564,140   1,564,140
                                                  6.50%, 6/15/2004
                                                  ----------------------------
                                                  ----------------------------
  2,175,000         -            -      2,175,000 Security Capital Group,      2,389,020       -          -       2,389,020
                                                  Inc., Sr. Note, 6.95%,
                                                  6/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,250,000         -        1,250,000  2,500,000 Simon Property Group LP,     1,366,450       -      1,366,450   2,732,900
                                                  Inc., 6.375%, 11/15/2007
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   6,837,790    883,242   2,930,590  10,651,622
                                                  ---------------------------------------------------------------------------
 Financial Intermediaries - 1.7%
                                                  ----------------------------
  1,200,000         -        1,200,000  2,400,000 Merrill Lynch & Co., Inc.,   1,278,636       -      1,278,636   2,557,272
                                                  Note, 6.00%, 11/15/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,250,000  1,250,000 Salomon Smith Barney             -           -      1,375,725   1,375,725
                                                  Holdings, Inc., Note,
                                                  5.875%, 3/15/2006
                                                  ----------------------------
                                                  ----------------------------
  2,500,000     1,365,000        -      3,865,000 Salomon Smith Barney         2,623,400   1,432,376      -       4,055,776
                                                  Holdings, Inc., Note,
                                                  7.00%, 3/15/2004
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      500,000     1,000,000  2,500,000 Wells Fargo & Co., Sr.       1,120,180    560,090   1,120,180   2,800,450
                                                  Note, 7.25%, 8/24/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    5,022,216   1,992,466  3,774,541  10,789,223
                                                  ---------------------------------------------------------------------------
 Financial Services - 2.0%
                                                  ----------------------------
      -          400,000         -       400,000  Franklin Resources, Inc.,        -        399,956       -        399,956
                                                  3.70%, 4/15/2008
                                                  ----------------------------
                                                  ----------------------------
  1,500,000      500,000     1,500,000  3,500,000 General Electric Capital     1,627,005    542,335   1,627,005   3,796,345
                                                  Corp., 5.35%, 3/30/2006
                                                  ----------------------------
                                                  ----------------------------
  1,250,000      450,000     1,250,000  2,950,000 (2)(3) Goldman Sachs Group   1,375,163    495,059   1,375,163   3,245,385
                                                  LP, 6.75%, 2/15/2006
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      400,000     1,000,000  2,400,000 Morgan Stanley, Unsub.,      1,099,320    439,728   1,099,320   2,638,368
                                                  6.10%, 4/15/2006
                                                  ----------------------------
                                                  ----------------------------
  1,100,000      500,000     1,100,000  2,700,000 SLM Corp., 5.625%,           1,206,139    548,245   1,206,139   2,960,523
                                                  4/10/2007
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    5,307,627   2,425,323  5,307,627  13,040,577
                                                  ---------------------------------------------------------------------------
 Food & Drug Retailers - 1.1%
                                                  ----------------------------
  2,000,000      500,000     1,895,000  4,395,000 Albertson's, Inc., Sr.       2,104,380    526,095   1,993,900   4,624,375
                                                  Note, 6.55%, 8/1/2004
                                                  ----------------------------
                                                  ----------------------------
  1,000,000         -            -      1,000,000 Meyer (Fred), Inc., Sr.      1,088,080       -          -       1,088,080
                                                  Note, 7.375%, 3/1/2005
                                                  ----------------------------
                                                  ----------------------------
   975,000          -                    975,000  Safeway, Inc., 6.15%,        1,051,567       -          -       1,051,567
                                                  3/1/2006
                                                  ----------------------------
                                                  ----------------------------
      -          500,000         -       500,000  Safeway, Inc., Sr. Note,         -        530,255       -        530,255
                                                  6..85%, 9/15/2004
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    4,244,027   1,056,350  1,993,900   7,294,277
                                                  ---------------------------------------------------------------------------
Food Products - 0.4%
                                                  ----------------------------
                                                  ----------------------------
  1,100,000      400,000     1,000,000  2,500,000 (4) General Mills, Inc.,     1,127,126    409,864   1,024,660   2,561,650
                                                  3.875%, 11/30/2007
                                                  ---------------------------------------------------------------------------
 Industrial Products & Equipment -
0.3%
                                                  ----------------------------
  1,500,000      500,000         -      2,000,000 Tyco International Group,    1,507,500    502,500       -       2,010,000
                                                  Sr. Note, 6.25%, 6/15/2003
                                                  ---------------------------------------------------------------------------
 Insurance - 1.0%
                                                  ----------------------------
  1,100,000      500,000     1,100,000  2,700,000 (2)(3) Allstate Financial    1,221,946    555,430   1,221,946   2,999,322
                                                  Global, Note, 7.125%,
                                                  9/26/2005
                                                  ----------------------------
                                                  ----------------------------
  1,250,000         -        1,250,000  2,500,000 Equitable Cos., Inc.,        1,354,200       -      1,354,200   2,708,400
                                                  Note, 6.50%, 4/1/2008
                                                  ----------------------------
                                                  ----------------------------
   750,000       250,000         -      1,000,000 HSB Group, Inc., Company      704,910     234,970                939,880
                                                  Guarantee, 2.19875%,
                                                  7/15/2027
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   3,281,056    790,400   2,576,146   6,647,602
                                                  ---------------------------------------------------------------------------

 Oil & Gas - 0.4%
                                                  ----------------------------
  1,150,000      400,000     1,100,000  2,650,000 Texaco Capital, Inc.,        1,249,728    434,688   1,195,392   2,879,808
                                                  5.70%, 12/1/2008
                                                  ---------------------------------------------------------------------------
 Pharmaceutical - 0.5%
                                                  ----------------------------
  1,000,000      500,000     1,500,000  3,000,000 Johnson & Johnson, Deb.,     1,156,510    578,255   1,734,765   3,469,530
                                                  8.72%, 11/1/2024
                                                  ---------------------------------------------------------------------------
 Rail Industry - 0.2%
                                                  ----------------------------
      -             -        1,330,000  1,330,000 Norfolk & Western Railroad       -           -      1,391,765   1,391,765
                                                  Co., Equip Trust, 8.75%,
                                                  2/1/2004
                                                  ---------------------------------------------------------------------------
 State/Provincial - 0.8%
                                                  ----------------------------
  1,000,000      500,000     1,000,000  2,500,000 (4) Ontario, Province of,    1,004,240    502,120   1,004,240   2,510,600
                                                  2.35%, 6/30/2006
                                                  ----------------------------
                                                  ----------------------------
  1,200,000         -        1,200,000  2,400,000 Quebec, Province of,         1,307,976       -      1,307,976   2,615,952
                                                  5.50%, 4/11/2006
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    2,312,216    502,120   2,312,216   5,126,552
                                                  ---------------------------------------------------------------------------
 Technology Services - 1.1%
                                                  ----------------------------
  1,000,000      400,000     1,000,000  2,400,000 Computer Sciences Corp.,     1,112,580    445,032   1,112,580   2,670,192
                                                  7.50%, 8/8/2005
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      400,000     1,000,000  2,400,000 (2)(3) Fiserv, Inc.,         1,015,905    406,362   1,015,905   2,438,172
                                                  4.00%, 4/15/2008
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000    1,000,000  2,000,000 International Business           -       1,051,430  1,051,430   2,102,860
                                                  Machines Corp., Note,
                                                  4.125%, 6/30/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    2,128,485   1,902,824  3,179,915   7,211,224
                                                  ---------------------------------------------------------------------------
 Telecommunications & Cellular - 2.2%
                                                  ----------------------------
  1,300,000      450,000     1,250,000  3,000,000 AT&T Wireless Services,      1,400,815    484,898   1,346,938   3,232,651
                                                  Inc., 6.875%, 4/18/2005
                                                  ----------------------------
                                                  ----------------------------
      -          415,353      769,369   1,184,722 BellSouth Savings &              -        420,636    779,156    1,199,792
                                                  Employee Stock Ownership
                                                  Trust, Company Guarantee,
                                                  9.125%, 7/1/2003
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000    1,000,000  2,000,000 GTE North, Inc., Deb.,           -       1,070,350  1,070,350   2,140,700
                                                  6.40%, 2/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,150,000      500,000     1,100,000  2,750,000 SBC Communications, Inc.,    1,257,479    546,730   1,202,806   3,007,015
                                                  Note, 5.75%, 5/2/2006
                                                  ----------------------------
                                                  ----------------------------
  2,000,000     1,000,000    2,000,000  5,000,000 (1) Verizon Wireless,        2,001,000   1,000,500  2,001,000   5,002,500
                                                  Capital LLC, Note, 1.66%,
                                                  12/17/2003
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   4,659,294   3,523,114  6,400,250  14,582,658
                                                  ---------------------------------------------------------------------------
 Transportation - Airlines - 0.2%
                                                  ----------------------------
      -         1,350,000        -      1,350,000 Southwest Airlines Co.,          -       1,387,247      -       1,387,247
                                                  Unsecd. Note, 8.75%,
                                                  10/15/2003
                                                  ---------------------------------------------------------------------------

 Utilities - 1.2%
                                                  ----------------------------
   500,000       500,000     1,000,000  2,000,000 Alabama Power Co., 2.65%,     505,430     505,430   1,010,860   2,021,720
                                                  2/15/2006
                                                  ----------------------------
                                                  ----------------------------
      -          400,000      600,000   1,000,000 FPL Group Capital, Inc.,         -        401,140    601,710    1,002,850
                                                  3.25%, 4/11/2006
                                                  ----------------------------
                                                  ----------------------------
      -             -        2,000,000  2,000,000 Ohio Power Co., Note.,           -           -      2,107,740   2,107,740
                                                  7.00%, 7/1/2004
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      500,000     1,000,000  2,500,000 PSEG Power LLC, Company      1,096,250    548,125   1,096,250   2,740,625
                                                  Guarantee, 6.875%,
                                                  4/15/2006
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    1,601,680   1,454,695  4,816,560   7,872,935
                                                  ---------------------------------------------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total Corporate Bonds    77,507,751  33,118,833 71,572,610 182,199,194
                                                  (identified cost
                                                  $178,738,917)
                                                  ---------------------------------------------------------------------------
Government Agencies - 7.8%
 Federal Home Loan Mortgage Corporation - 2.2%
                                                  ----------------------------
  6,000,000     2,000,000    6,000,000  14,000,000(4) Federal Home Loan        6,044,340   2,014,780  6,044,340  14,103,460
                                                  Mortgage Corp., 2.375%,
                                                  4/15/2006
                                                  ---------------------------------------------------------------------------
Federal National Mortgage Association - 5.2%
                                                  ----------------------------
                                                  ----------------------------
  4,000,000     3,000,000    9,000,000  16,000,000Federal National Mortgage    4,125,000   3,093,750  9,281,250  16,500,000
                                                  Association, Note, 5.125%,
                                                  2/13/2004
                                                  ----------------------------
                                                  ----------------------------
  8,000,000         -        8,000,000  16,000,000(4) Federal National         8,825,200       -      8,825,200  17,650,400
                                                  Mortgage Association,
                                                  Note, 6.00%, 12/15/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    12,950,200  3,093,750  18,106,450 34,150,400
                                                  ---------------------------------------------------------------------------
 Government Agency - 0.4%
                                                  ----------------------------
      -          500,000     2,000,000  2,500,000 Federal Home Loan Bank           -        563,975   2,255,900   2,819,875
                                                  System, Sr., Note, 5.80%,
                                                  9/2/2008
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total Government         18,994,540  5,672,505  26,406,690 51,073,735
                                                  Agencies (identified cost
                                                  $50,235,129)
                                                  ---------------------------------------------------------------------------
Mortgage Backed Securities - 0.4%
 Government National Mortgage Backed Association - 0.4%
                                                  ----------------------------
      -             -         524,299    524,299  Government National              -           -       563,458     563,458
                                                  Mortgage Association, Pool
                                                  354754, 7.50%, 2/15/2024
                                                  ----------------------------
                                                  ----------------------------
   186,969        37,784         -       224,753  Government National           205,374      41,503       -        246,877
                                                  Mortgage Association, Pool
                                                  423843, 8.50%, 8/15/2026
                                                  ----------------------------
                                                  ----------------------------
      -          107,960     1,582,119  1,690,079 Government National              -        120,646   1,768,017   1,888,663
                                                  Mortgage Association, Pool
                                                  780360, 11.00%, 9/15/2015
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total Mortgage Backed     205,374     162,149   2,331,475   2,698,998
                                                  Securities (identified
                                                  cost $2,654,720)
                                                  ---------------------------------------------------------------------------
Municipal Bond - 0.1%
 Utility - Electric - 0.1%
                                                  ----------------------------
      -          400,000         -       400,000  North Carolina Municipal         -        401,284       -        401,284
                                                  Power Agency No. 1,
                                                  Taxable Electric Revenue
                                                  Bonds, Series 2003A, 2.95%
                                                  Bonds (Catawba Electric),
                                                  1/1/2004 (identified cost
                                                  $400,000)
                                                  ---------------------------------------------------------------------------
U.S. Treasury - 11.7%
                                                  ----------------------------
  12,500,000        -       12,500,000  25,000,000(4) U.S. Treasury Note,      12,652,375      -      12,652,375 25,304,750
                                                  2.125%, 10/31/2004
                                                  ----------------------------
                                                  ----------------------------
      -         3,000,000        -      3,000,000 U.S. Treasury Note, 3.00%,       -       3,031,410      -       3,031,410
                                                  2/15/2008
                                                  ----------------------------
                                                  ----------------------------
  10,000,000        -        5,000,000  15,000,000(4) U.S. Treasury Note,      10,270,300      -      5,135,150  15,405,450
                                                  3.25%, 8/15/2007
                                                  ----------------------------
                                                  ----------------------------
  3,000,000         -            -      3,000,000 (4) U.S. Treasury Note,      3,125,160       -          -       3,125,160
                                                  3.50%, 11/15/2006
                                                  ----------------------------
                                                  ----------------------------
      -         1,122,000        -      1,122,000 U.S. Treasury Note, 4.75%,       -       1,153,820      -       1,153,820
                                                  2/15/2004
                                                  ----------------------------
                                                  ----------------------------
      -          250,000         -       250,000  U.S. Treasury Note,              -        251,728       -        251,728
                                                  5.375%, 6/30/2003
                                                  ----------------------------
                                                  ----------------------------
      -             -         500,000    500,000  U.S. Treasury Note,              -           -       564,375     564,375
                                                  5.625%, 5/15/2008
                                                  ----------------------------
                                                  ----------------------------
  9,000,000     8,000,000    7,000,000  24,000,000(4) U.S. Treasury Note,      9,892,980   8,793,760  7,694,540  26,381,280
                                                  5.75%, 11/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -             -         935,000    935,000  (4) U.S. Treasury Note,          -           -      1,084,020   1,084,020
                                                  6.625%, 5/15/2007
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total U.S. Treasury      35,940,815  13,230,718 27,130,460 76,301,993
                                                  (identified cost
                                                  $73,519,455)
                                                  ---------------------------------------------------------------------------
Shares
                                                  ----------------------------
 Mutual Funds - 25.7%
                                                  ----------------------------
                                                  ----------------------------
  2,074,002      962,953     2,663,350  5,700,305 Federated Mortgage Core      21,382,960  9,928,045  27,459,140 58,770,145
                                                  Portfolio
                                                  ----------------------------
                                                  ----------------------------
  1,933,544      628,906         -      2,562,450 High Yield Bond Portfolio    12,626,044  4,106,756      -      16,732,800
                                                  ----------------------------
                                                  ----------------------------
  8,799,417     2,550,276    9,155,388  20,505,081Prime Value Obligations      8,799,417   2,550,276  9,155,388  20,505,081
                                                  Fund, Class IS
                                                  ----------------------------
                                                  ----------------------------
  45,634,743        -       31,288,519  76,923,262Prime Value Obligations      40,629,949      -      31,288,519 71,918,468
                                                  Fund, Class IS (held as
                                                  collateral for securities
                                                  lending)
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total Mutual Funds       83,438,370  16,585,077 67,903,047 167,926,494
                                                  (identified cost
                                                  $168,679,406)
                                                  ---------------------------------------------------------------------------
                                                   Total Investments -        329,295,825  100,387,894 306,121,805 735,805,524
                                                  112.7%
                                                  (identified cost
                                                  $746,343,617)
                                                                              -----------------------------------------------
                                                                              -----------------------------------------------
                                                  Other Assets and            (46,623,968) (1,445,260)(34,863,652)(82,932,880)
                                                  Liabilities - (12.7)%
                                                                              -----------------------------------------------
                                                                              -----------------------------------------------
                                                  Total Net Assets - 100%     282,671,857  98,942,634 271,258,153 652,872,644
                                                                              ===============================================



(1) Denotes variable rate and floating rate obligations for which the current rate is shown.

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2003, these securities amounted to $51,944,870 which represents 8.0% of total net assets. Included in these amounts are restricted securities which have been deemed liquid amounting to $19,674,200 and representing 3.0% of net assets.

(3) Denotes a restricted security that has been deemed liquid by the criteria approved by the Fund's Board of Trustees.

(4)  Certain shares are temporarily on loan to unaffiliated broker/dealers.

The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronymns are used throughout this portfolio:

ARM -- Adjustable Rate Mortgage

IO -- Interest Only

REITS -- Real Estate Investment Trusts


                         Federated Limited Term Fund
                       Federated Limited Duration Fund
                       Federated Short-Term Income Fund
           Pro Forma Combining Statements of Assets and Liabilities
                          April 30, 2003 (Unaudited)

                                           Federated          Federated        Federated
                                            Limited            Limited        Short-Term       Pro Forma       Proforma
                                           Term Fund        Duration Fund     Income Fund     Adjustment       Combined
                                        ----------------    --------------   --------------   ------------   -------------
Assets:
----------------------------------------
Investments in securities, at value      $ 329,295,825   *        $       *        $       *      $ -             $
                                                             100,387,894      306,121,805                    735,805,524
----------------------------------------
Income receivable                          2,799,293           920,188         2,030,998           -          5,750,479
----------------------------------------
Receivable for investments sold             209,297            39,948          3,164,344           -          3,413,589
----------------------------------------
Receivable for shares sold                  695,664            11,701           257,965            -           965,330
----------------------------------------
Prepaid expenses                               -               30,749              -               -            30,749
--------------------------------------------------------    --------------   --------------   ------------   -------------
     Total assets                         333,000,079        101,390,480      311,575,112          -         745,965,671
--------------------------------------------------------    --------------   --------------   ------------   -------------
Liabilities:
----------------------------------------
Payable for investments purchased          7,700,702          1,998,171        7,680,473           -          17,379,346
----------------------------------------
Payable for shares redeemed                1,105,528              -             978,215            -          2,083,743
----------------------------------------
Payable on collateral due to broker       40,629,949              -           31,288,519                      71,918,468
----------------------------------------
Payable to bank                              3,557             73,635           30,910             -           108,102
----------------------------------------
Income distribution payable                 850,124            376,040          333,330                       1,559,494
----------------------------------------
Accrued expenses                            38,362                -              5,512             -            43,874
--------------------------------------------------------    --------------   --------------   ------------
                                                                                                             -------------
     Total liabilities                    50,328,222          2,447,846       40,316,959           -          93,093,027
--------------------------------------------------------    --------------   --------------   ------------   -------------
Net Assets                               $282,671,857        $98,942,634     $271,258,153         $ -        $652,872,644
--------------------------------------------------------    --------------   --------------   ------------   -------------
Net Assets Consists of:
----------------------------------------
Paid in capital                          $318,634,242       $105,643,897     $291,100,238         $ -             $
                                                                                                             715,378,377
----------------------------------------
Net unrealized depreciation of            (7,654,906)        (1,452,460)      (1,430,727)          -         (10,538,093)
investments
----------------------------------------
Accumulated net realized loss on         (27,942,325)        (5,289,944)     (18,108,598)          -         (51,340,867)
investments
----------------------------------------
Distributions in excess of net             (365,154)           41,141          (302,760)           -          (626,773)
investment income
--------------------------------------------------------    --------------   --------------   ------------
                                                                                                             -------------
     Total Net Assets                    $282,671,857        $98,942,634     $271,258,153         $ -        $652,872,644
--------------------------------------------------------    --------------   --------------   ------------   -------------
Net Assets:
   Class A Shares                        $272,393,111            $ -              $ -         $10,278,746    $282,671,857
                                                                                              ------------
                                        ----------------    --------------   --------------   ------------   -------------
   Class F Shares                         $10,278,746            $ -              $ -         $(10,278,746)      $ -
                                        ----------------    --------------   --------------   ------------   -------------
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Shares                       $ -            $68,058,056     $236,393,919     $(68,058,056)  $236,393,919
                                        ----------------    --------------   --------------   ------------   -------------
                                                                                                             -------------
   Institutional Service Shares               $ -            $30,884,578      $34,864,234         $ -        $65,748,812
                                        ----------------    --------------   --------------   ------------   -------------
   Class Y Shares                             $ -                $ -              $ -         $68,058,056    $68,058,056
--------------------------------------------------------    --------------   --------------   ------------   -------------

Shares Outstanding:
   Class A Shares                         30,145,441              -                -           2,876,972  (a) 33,022,413
                                        ----------------    --------------   --------------   ------------   -------------
   Class F Shares                          1,137,514              -                -          (1,137,514) (a)     -
                                        ----------------    --------------   --------------   ------------   -------------
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Shares                        -              7,165,000       27,610,507      (7,165,000) (a) 27,610,507
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Service Shares                -              3,251,507        4,072,161        356,504   (a) 7,680,172
                                        ----------------    --------------   --------------   ------------   -------------
   Class Y Shares                              -                  -                -           7,950,707  (a) 7,950,707
--------------------------------------------------------    --------------   --------------   ------------   -------------
Net Asset Value Per Share
   Class A Shares                            $9.04               $ -              $ -             $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Class F Shares                            $9.04               $ -              $ -             $ -            $ -
                                        ----------------    --------------   --------------   ------------   -------------
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Shares                       $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Service Shares               $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Class Y Shares                             $ -                $ -              $ -             $ -           $8.56
--------------------------------------------------------    --------------   --------------   ------------   -------------
Offering Price Per Share
   Class A Shares **                         $9.13      ***      $ -              $ -             $ -         $8.65 ***
                                        ----------------    --------------   --------------   ------------   -------------
   Class F Shares **                         $9.13      ***      $ -              $ -             $ -            $ -
                                        ----------------    --------------   --------------   ------------   -------------
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Shares                       $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Service Shares               $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------------------------------------------------------------------------
   Class Y Shares                             $ -                $ -              $ -             $ -           $8.56
--------------------------------------------------------    --------------   --------------   ------------   -------------
Redemption Proceeds Per Share
   Class A Shares                            $9.04               $ -              $ -             $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Class F Shares **                        $8.95+               $ -              $ -             $ -            $ -
                                        ----------------    --------------   --------------   ------------   -------------
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Shares                       $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Service Shares               $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------------------------------------------------------------------------
   Class Y Shares                             $ -                $ -              $ -             $ -           $8.56
--------------------------------------------------------    --------------   --------------   ------------   -------------

Investments, at identified cost          $336,950,731       $101,840,354     $307,552,532         $ -        $746,343,617
--------------------------------------------------------    --------------   --------------   ------------   -------------
Investments in affiliated issuers         $83,438,370        $16,585,077      $67,903,047         $ -        $167,926,494
--------------------------------------------------------    --------------   --------------   ------------   -------------

* including value of securities loaned of $39,830,414, $0 and $30,727,078, respectively at April 30. 2003.
** See "What Do Shares Cost?" in the Prospectus.
*** Computation of offering price per share 100/99.0 of net asset value.
+ Computation of redemption proceeds per share 99.0/100 of net asset value.

(a) Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)

                         Federated Limited Term Fund
                       Federated Limited Duration Fund
                       Federated Short-Term Income Fund
                 Pro Forma Combining Statements of Operations
                    Year Ended April 30, 2003 (Unaudited)

                                                               Federated      Federated
                                               Federated        Limited       Short-Term
                                                Limited        Duration         Income       Pro Forma     Pro Forma
                                               Term Fund         Fund            Fund        Adjustment     Combined
Investment Income:
Interest                                     $ 16,431,881  (1)     $      (1) $          (1)     -         $
                                                               5,926,902      12,998,427                   35,357,210
Dividends                                      1,530,717        531,728         52,811           -         2,115,256
                                                                                             -----------
                                             --------------   ------------    -----------                  -----------
     Total investment income                  17,962,598       6,458,630      13,051,238                   37,472,466
Expenses:
Investment adviser fee                         1,407,673        495,407       1,154,698          -         3,057,778
Administrative personnel and services fee       264,643         155,000        217,083        (61,864)  (a) 574,862
Custodian fees                                  27,610          13,767          19,928        (29,483)  (b)  31,822
Transfer and dividend disbursing agent
  fees and expenses                             163,728         64,541          85,325       (168,488)  (c) 145,106
Directors'/Trustees' fees                        4,011           3,325          7,021         (7,336)   (d)  7,021
Auditing fees                                   13,490           5,592          15,353        (16,935)  (e)  17,500
Legal fees                                       5,672           4,830          5,568         (7,678)   (f)  8,392
Portfolio accounting fees                       100,051         58,536          87,755        (99,100)  (g) 147,242
Distribution services fee - Class A Shares     1,707,784           -              -            51,808   (h)1,759,592
Distribution services fee - Class F Shares      15,542             -              -           (15,542)  (i)    -
Distribution services fee - Institutional          -            86,589          85,462           -          172,051
Service Shares
Shareholder services fee - Class A Shares       853,893            -              -            25,904   (j) 879,797
Shareholder services fee - Class F Shares       25,904             -              -           (25,904)  (k)    -
Shareholder services fee - Institutional           -            223,040        636,224       (223,040)  (l) 636,224
Shares
Shareholder services fee - Institutional           -            86,589          85,462           -          172,051
Service Shares
Share registration costs                        26,913          38,392          46,973        (32,715)  (m)  79,563
Printing and postage                            40,191          26,763          30,011        (52,759)  (n)  44,206
Insurance premiums                               1,197           1,163          1,670         (2,360)   (o)  1,670
Taxes                                           20,282           8,590            -           (28,872)  (p)    -
Miscellaneous                                     617            1,779          5,221         (2,396)   (q)  5,221
                                             --------------   ------------    -----------    -----------   -----------
                                                                                             -----------   -----------
     Total expenses                            4,679,201       1,273,903      2,483,754      (696,760)     7,740,098
                                             --------------   ------------    -----------    -----------   -----------

                                                                                                           -----------
Waivers and Reimbursements --
     Waiver of investment adviser fee           (3,034)        (415,894)       (35,472)      (951,237)  (r)(1,405,637)
     Waiver of transfer and dividend               -            (4,309)        (10,630)        4,309    (s) (10,630)
disbursing agent fees and expenses
     Waiver of distribution services fee -     (943,829)           -              -           908,637   (t) (35,192)
Class A Shares
     Waiver of distribution services fee -      (2,762)            -              -            2,762    (u)    -
Class F Shares
     Waiver of distribution services fee -         -           (69,271)        (85,462)        51,503   (v)(103,230)
Institutional Service Shares
     Waiver of shareholder services fee -          -           (223,040)      (636,224)       757,468   (w)(101,796)
Institutional Shares
     Reimbursement of investment adviser fee    (5,095)        (17,930)        (5,535)           -          (28,560)
                                             --------------   ------------    -----------    -----------   -----------
Total Waivers and Reimbursements               (954,720)       (730,444)      (773,323)       773,442      (1,685,045)
                                             --------------   ------------    -----------    -----------   -----------
                                                                                                           -----------
Net Expenses                                   3,724,481        543,459       1,710,431        76,682      6,055,053
                                             --------------   ------------    -----------    -----------   -----------
                                                                                                           -----------
     Net investment income                   $ 14,238,117          $          $              $(76,682)     $31,417,413
                                                               5,915,171      11,340,807
                                             --------------   ------------    -----------    -----------   -----------
Realized and Unrealized Loss on Investments:
Net realized loss on investments             (11,047,615)     (3,530,442)     (1,951,892)        -         (16,529,949)
Net change in unrealized appreciation of      (1,147,286)       135,665       (2,774,251)        -         (3,785,872)
investments
                                             --------------   ------------    -----------    -----------   -----------
     Net realized and unrealized gain        (12,194,901)     (3,394,777)     (4,726,143)        -         (20,315,821)
(loss) on investments
                                             --------------   ------------    -----------    -----------   -----------
                                                                                             -----------
          Change in net assets resulting      $2,043,216      $ 2,520,394     $6,614,664     $(76,682)     $11,101,592
from operations
                                             --------------   ------------    -----------    -----------   -----------


(1) Including income on securities loaned of $37,071, $2,178 and $27,414, respectively.

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)


                         Federated Limited Term Fund

                       Federated Limited Duration Fund

                       Federated Short-Term Income Fund

            Notes to Pro Forma Combining Statements of Operations

                    Year Ended April 30, 2003 (Unaudited)



(a) Federated Administrative Services ("FAS"), provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the level of average aggregate daily net assets of the Funds. FAS may voluntarily choose to waive the fee and can modify or terminate its voluntary waiver at its sole discretion.

(b) Adjustment to reflect the custodian fees reduction due to the combining of three portfolios into one.

(c) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund and the level of average aggregate net assets of the Fund for the period. The adjustment is due to the combining of three portfolios into one.

(d) Adjustment to reflect the directors' fee reduction due to the combining of three portfolios into one.

(e) Adjustment to reflect the auditing fee reduction due to the combining of three portfolios into one.

(f) Adjustment to reflect the legal fee reduction due to the combining of three portfolios into one.

(g) Federated Services Company ("FServ") provides the Fund with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Funds for the period, plus out-of-pocket expenses. The adjustment is due to the combining of three portfolios into one.

(h) Adjustment to reflect Class A Shares distribution services fee after combination.

(i) Adjustment to reflect reduction of Class F Shares distribution services fee which is no longer applicable.

(j) Adjustment to reflect Class A Shares shareholder services fee after combination.

(k) Adjustment to reflect reduction of Class F Shares shareholder services fee which is no longer applicable.

(l) Adjustment to reflect Institutional Shares shareholder services fee after combination.

(m) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

(n) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(o) Insurance expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(p) Tax expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(q) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(r) Adjustment to reflect waiver of investment adviser fee based on combined average daily net assets of all three funds.

(s) Adjustment to reflect reduction of waiver of transfer and dividend disbursing agent fees and expenses due to the combining of three portfolios into one.

(t) Adjustment to reflect applicable waiver of distribution (12b-1) fee for Institutional Shares.

(u) Adjustment to reflect reduction of waiver of distribution (12b-1) fee which is no longer applicable.

(v) Adjustment to reflect applicable waiver of distribution (12b-1) fee for Institutional Service Shares.

(w) Adjustment to reflect applicable waiver of shareholder services fee for Institutional Shares.

..
                         Federated Limited Term Fund
                       Federated Limited Duration Fund
                       Federated Short-Term Income Fund
                   Notes to Pro Forma Financial Statements
                Six Months Ended October 31, 2003 (unaudited)

Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Federated Limited Term Fund, Federated Limited Duration Fund and Federated Short-Term Income Fund, collectively ("the Funds"), for the six months ended October 31, 2003. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2003.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Federated Short-Term Income Fund for Federated Limited Term Fund and Federated Limited Duration Fund. Under generally accepted accounting principles, Federated Short-Term Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended October 31, 2003, Federated Short-Term Income Fund, Federated Limited Term Fund and Federated Limited Duration Fund paid investment advisory fees computed at the annual rate of 0.40% as a percentage of average daily net assets.


Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the issuance of 25,195,943 Class A Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 22,899,827 Class A Shares of Federated Limited Term Fund and 943,239 Class F Shares of Federated Limited Term Fund which would have been issued at October 31, 2003 in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 2,923,963 Institutional Service Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 2,636,078 Institutional Service Shares of Federated Limited Duration Fund which would have been issued at October 31, 2003 in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 7,833,846 Class Y Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 7,062,604 Institutional Shares of Federated Limited Duration Fund which would have been issued at October 31, 2003 in connection with the proposed reorganization.



Pro Forma Combining Portfolio of Investments
October 31, 2003 (Unaudited)
  Federated    Federated   Federated                                          Federated   Federated   Federated
   Limited      Limited   Short-Term  Pro Forma                                Limited     Limited   Short-Term   Pro Forma
  Term Fund    Duration   Income Fund  Combined                               Term Fund   Duration   Income Fund  Combined
                 Fund                                                                       Fund
-----------------------------------------------------------------------------------------------------------------------------
Principal
Amount
Value
-----------------------------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgages - 1.8%
                                                 ----------------------------
  $195,760        $ -         $ -      $195,760  (1) Federal Home Loan        $201,653       $ -         $ -      $201,653
                                                 Mortgage Corp. ARM 606116,
                                                 9/1/2019
                                                 ----------------------------
                                                 ----------------------------
   206,331         -           -       206,331   (1) Federal Home Loan         211,856        -           -        211,856
                                                 Mortgage Corp. ARM 785167,
                                                 12/1/2018
                                                 ----------------------------
                                                 ----------------------------
   64,851          -           -        64,851   (1) Federal National          65,580         -           -        65,580
                                                 Mortgage Association ARM
                                                 112514, 12/1/2020
                                                 ----------------------------
                                                 ----------------------------
  1,155,167    1,604,006   1,155,167  3,914,340  (1) Federal National         1,180,777   1,639,567   1,180,777   4,001,121
                                                 Mortgage Association ARM
                                                 544843, 10/1/2027
                                                 ----------------------------
                                                 ----------------------------
      -            -       2,701,692  2,701,692  (1) Federal National             -           -       2,762,129   2,762,129
                                                 Mortgage Association ARM
                                                 544852, 4/1/2028
                                                 ----------------------------
                                                 ----------------------------
  2,301,034        -           -      2,301,034  (1) Federal National         2,352,531       -           -       2,352,531
                                                 Mortgage Association ARM
                                                 544884, 5/1/2034
                                                 ----------------------------
                                                 ----------------------------
      -         97,702         -        97,702   (1) Government National          -        99,284         -        99,284
                                                 Mortgage Association ARM
                                                 8902,    1/20/2022
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                 Total Adjustable Rate        4,012,397   1,738,851   3,942,906   9,694,154
                                                 Mortgages (identified cost
                                                 $9,643,466)
                                                 ----------------------------------------------------------------------------
Asset-Backed Securities - 23.9%
Automotive -- 8.6%
                                                 ----------------------------
                                                 ----------------------------
      -            -       3,000,000  3,000,000  Americredit Automobile           -           -       3,097,345   3,097,345
                                                 Receivables Trust 2001-B,
                                                 Class A4, 5.37%, 6/12/2008
                                                 ----------------------------
                                                 ----------------------------
      -            -       3,273,231  3,273,231  (1) Americredit Automobile       -           -       3,274,722   3,274,722
                                                 Receivables 2002-A, Class
                                                 A3, 1.32%, 10/12/2006
                                                 ----------------------------
                                                 ----------------------------
  1,334,778        -           -      1,334,778  ANRC Auto Owner Trust        1,340,691       -           -       1,340,691
                                                 2001-A, Class A3, 3.76%,
                                                 10/17/2005
                                                 ----------------------------
                                                 ----------------------------
  2,000,000    1,000,000       -      3,000,000  Capital Auto Receivables     2,010,634   1,005,317       -       3,015,951
                                                 Asset Trust 2003-3, Class
                                                 A2A, 2.35%, 10/15/2006
                                                 ----------------------------
                                                 ----------------------------
   663,807         -           -       663,807   Chase Manhattan Auto Owner    668,633        -           -        668,633
                                                 Trust 2001-A, Class A3,
                                                 4.55%, 8/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -        1,000,000       -      1,000,000  Chase Manhattan Auto Owner       -       1,002,740       -       1,002,740
                                                 Trust 2003-B, Class A3,
                                                 7/16/2007
                                                 ----------------------------
                                                 ----------------------------
   34,945          -           -        34,945   DaimlerChrysler Auto Trust    35,122         -           -        35,122
                                                 2000-E, Class A3, 6.11%,
                                                 11/8/2004
                                                 ----------------------------
                                                 ----------------------------
  2,000,000    1,000,000   2,000,000  5,000,000  (1) DaimlerChrysler Master   2,000,500   1,000,250   2,000,500   5,001,250
                                                 Owner Trust 2002-A, Class
                                                 A, 1.18%, 5/15/2007
                                                 ----------------------------
                                                 ----------------------------
  1,415,330     707,665    1,320,974  3,443,969  (2) First Tennessee          1,437,451    718,726    1,341,621   3,497,798
                                                 Financial Auto
                                                 Securitization Trust
                                                 2002-A, Class A, 3.55%,
                                                 7/15/2008
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,936,844  1,936,844  Ford Credit Auto Owner           -           -       1,952,726   1,952,726
                                                 Trust 2001-D, Class A3,
                                                 4.31%, 6/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -         634,525     951,788   1,586,313  Honda Auto Receivables           -        640,204     960,306    1,600,510
                                                 Owner Trust 2002-1, Class
                                                 A3, 3.50%, 10/17/2005
                                                 ----------------------------
                                                 ----------------------------
      -        1,000,000       -      1,000,000  Honda Auto Receivables           -        998,210        -        998,210
                                                 Owner Trust 2003-4, Class
                                                 A3, 5/15/2007
                                                 ----------------------------
                                                 ----------------------------
      -            -       3,000,000  3,000,000  (2)(3) Hyundai Auto              -           -       3,033,438   3,033,438
                                                 Receivables Trust 2002-A,
                                                 Class A3, 2.80%, 2/15/2007
                                                 ----------------------------
                                                 ----------------------------
   366,174         -        457,717    823,891   Isuzu Auto Owner Trust        366,983        -        458,729     825,712
                                                 2001-1, Class A3, 4.88%,
                                                 11/22/2004
                                                 ----------------------------
                                                 ----------------------------
  1,497,771        -           -      1,497,771  Long Beach Acceptance Auto   1,512,749       -           -       1,512,749
                                                 Receivables Trust 2001-1,
                                                 Class A3, 5.198%, 3/13/2006
                                                 ----------------------------
                                                 ----------------------------
  1,500,000     500,000    1,500,000  3,500,000  M&I Auto Loan Trust          1,549,575    516,525    1,549,575   3,615,675
                                                 2001-1, Class B, 5.88%,
                                                 6/20/2008
                                                 ----------------------------
                                                 ----------------------------
  1,169,500        -       1,000,000  2,169,500  MMCA Automobile Trust        1,195,724       -       1,022,423   2,218,147
                                                 2000-2, Class B, 7.42%,
                                                 8/15/2005
                                                 ----------------------------
                                                 ----------------------------
   752,131         -           -       752,131   MMCA Automobile Trust         764,532        -           -        764,532
                                                 2001-2, Class B, 5.75%,
                                                 6/15/2007
                                                 ----------------------------
                                                 ----------------------------
   107,238      214,476     272,170    593,884   Mellon Auto Grantor Trust     109,958     219,917     279,075     608,950
                                                 2000-1, Class B, 7.43%,
                                                 10/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,055,537        -           -      1,055,537  Mellon Auto Grantor Trust    1,090,950       -           -       1,090,950
                                                 2000-2, Class B, 6.67%,
                                                 7/15/2007
                                                 ----------------------------
                                                 ----------------------------
   53,426          -        53,426     106,852   Navistar Financial Corp.      53,506         -        53,507      107,013
                                                 Owner Trust 2001-A, Class
                                                 A3, 4.99%, 8/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -            -        653,198    653,198   Navistar Financial Corp.         -           -        671,161     671,161
                                                 Owner Trust 2002-A, Class
                                                 B, 4.95%, 4/15/2009
                                                 ----------------------------
                                                 ----------------------------
   28,047        5,846         -        33,893   (2) Paragon Auto              28,047       5,846         -        33,893
                                                 Receivables Owner Trust
                                                 1998-A, Class B, 7.47%,
                                                 11/15/2004
                                                 ----------------------------
                                                 ----------------------------
   41,715       24,472         -        66,187   (2) Paragon Auto              42,966      25,206         -        68,172
                                                 Receivables Owner Trust
                                                 1998-B, Class B, 7.03%,
                                                 3/15/2005
                                                 ----------------------------
                                                 ----------------------------
   34,469       43,086         -        77,555   Paragon Auto Receivables      34,678      43,347         -        78,025
                                                 Owner Trust 1999-A, Class
                                                 A, 5.95%, 11/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -            -        378,652    378,652   The CIT Group                    -           -        394,067     394,067
                                                 Securitization Corp. II,
                                                 Class B, 6.45%, 6/15/2018
                                                 ----------------------------
                                                 ----------------------------
      -         987,595        -       987,595   Toyota Auto Receivables          -       1,000,701       -       1,000,701
                                                 Owner Trust 2002-B, Class
                                                 A3, 3.76%, 6/15/2006
                                                 ----------------------------
                                                 ----------------------------
  2,000,000     750,000    2,000,000  4,750,000  Whole Auto Loan Trust        1,996,400    748,650    1,996,400   4,741,450
                                                 2003-1, Class A3B, 1.99%,
                                                 5/15/2007
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                   16,239,099   7,925,639  22,085,595  46,250,333
                                                 ----------------------------------------------------------------------------
 Credit Card -- 3.6%
                                                 ----------------------------
   71,404        5,790      115,791    192,985   (2) Banco Nacional de         71,404       5,790      115,791     192,985
                                                 Mexico S.A., Credit Card
                                                 Merchant Voucher
                                                 Receivables Master Trust,
                                                 Series 1996-A, Class A1,
                                                 6.25%, 12/1/2003
                                                 ----------------------------
                                                 ----------------------------
  1,750,000     750,000    2,000,000  4,500,000  Bank One Issuance Trust      1,775,515    760,935    2,029,160   4,565,610
                                                 2002-A4, Class A4, 2.94%,
                                                 6/16/2008
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     750,000    1,250,000  3,000,000  Capital One Multi Asset      1,001,610    751,207    1,252,012   3,004,829
                                                 Execution 2003-A6, Class
                                                 A6, 2.95%, 8/17/2009
                                                 ----------------------------
                                                 ----------------------------
      -            -       3,000,000  3,000,000  (1) Citibank Credit Card         -           -       2,985,930   2,985,930
                                                 Issuance Trust 2000-C2,
                                                 Class C2, 1.80%, 10/15/2007
                                                 ----------------------------
                                                 ----------------------------
      -        1,000,000       -      1,000,000  Citibank Credit Card             -       1,003,740       -       1,003,740
                                                 Master Trust 2002-C1,
                                                 Class C1, 2.10%,
                                                 2/9/2009
                                                 ----------------------------
                                                 ----------------------------
      -            -       2,500,000  2,500,000  (2) First USA Credit Card        -           -       2,529,900   2,529,900
                                                 Master Trust 1999-1, Class
                                                 C, 6.42%, 10/19/2006
                                                 ----------------------------
                                                 ----------------------------
  2,000,000        -           -      2,000,000  (2)(3) MBNA Master Credit    2,092,260       -                   2,092,260
                                                 Card Trust 1999-M, Class
                                                 C, 7.45%, 4/16/2007
                                                 ----------------------------
                                                 ----------------------------
  1,000,000    1,000,000       -      2,000,000  MBNA Master Credit Card      1,069,980   1,069,980               2,139,960
                                                 Trust 2000-A, Class A,
                                                 7.35%, 7/16/2007
                                                 ----------------------------
                                                 ----------------------------
      -        1,000,000       -      1,000,000  (3) Providian Master Trust       -       1,031,315       -       1,031,315
                                                 1999-1, Class C, 7.35%,
                                                 1/15/2009
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   6,010,769   4,622,967   8,912,793  19,546,529
                                                 ----------------------------------------------------------------------------
 Equipment Leasing --
00.5%
                                                 ----------------------------
                                                 ----------------------------
  1,432,000     477,333     883,183   2,792,516  (2) Great America Leasing    1,466,865    488,955     904,687    2,860,507
                                                 Receivables 2002-1, Class
                                                 C, 4.91%, 7/15/2007
                                                 ----------------------------------------------------------------------------
Home Equity Loan -- 5.0%
                                                 ----------------------------
                                                 ----------------------------
      -            -        725,858    725,858   125 Home Loan Owner Trust        -           -        742,415     742,415
                                                 1998-1A, Class M2, 7.75%,
                                                 2/15/2029
                                                 ----------------------------
                                                 ----------------------------
 27,200,619    8,500,193  17,000,387  52,701,199 ACE Securities Corp.         1,206,347    376,983     753,967    2,337,297
                                                 2001-HE1, Class AIO,
                                                 6.00%, 8/20/2004
                                                 ----------------------------
                                                 ----------------------------
   253,944         -        169,296    423,240   (2) AQ Finance NIM Trust      249,372        -        166,228     415,600
                                                 2002-1, Class NOT, 9.50%,
                                                 6/25/2032
                                                 ----------------------------
                                                 ----------------------------
      -            -        942,018    942,018   (1)(2)(3) AQ Finance NIM         -           -        939,663     939,663
                                                 Trust 2002-N6, Class Note,
                                                 1.77%, 12/25/2007
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,378,890  1,378,890  (1) Ameriquest Mortgage          -           -       1,387,040   1,387,040
                                                 Securities, Inc. 2002-5,
                                                 Class AV1, 1.64%, 2/25/2003
                                                 ----------------------------
                                                 ----------------------------
 21,800,000        -           -      21,800,000 Asset Backed Funding          924,756        -           -        924,756
                                                 Certificate 2002-OPT1,
                                                 Class AIO, 6.00%, 3/25/2005
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,331,195  1,331,195  (2) Bayview Financial            -           -       1,433,505   1,433,505
                                                 Acquisition Trust 1998-1,
                                                 Class MI1, 7.52%, 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
   772,205         -           -       772,205   (2) Bayview Financial         730,575        -           -        730,575
                                                 Acquisition Trust 1998-1,
                                                 Class MI3, 8.21%, 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -         410,642        -       410,642   (2) Bayview Financial            -        315,426        -        315,426
                                                 Acquisition Trust 1998-1
                                                 Class MII, 2.87%, 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -            -        545,141    545,141   (1)(2) Bayview Financial         -           -        521,035     521,035
                                                 Acquisition Trust 1998-1,
                                                 Class MII1, 1.87%,
                                                 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -            -        645,906    645,906   (1)(2) Bayview Financial         -           -        595,544     595,544
                                                 Acquisition Trust 1998-1,
                                                 Class MII2, 1.97%,
                                                 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -         352,467        -       352,467   Bayview Financial                -        305,656        -        305,656
                                                 Acquisition Trust 1998-1,
                                                 Class M23, 2.57%, 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -        3,864,731       -      3,864,731  Bayview Financial                -        128,162        -        128,162
                                                 Acquistion Trust 2002-CA,
                                                 Class AIO, 14.00%,
                                                 10/25/2004
                                                 ----------------------------
                                                 ----------------------------
 21,538,462    5,384,615       -      26,923,077 Centex Home Equity 2002-B,     3,231        808          -         4,039
                                                 Class AIO, 6.00%,
                                                 11/25/2003
                                                 ----------------------------
                                                 ----------------------------
 21,839,250    7,546,417  15,092,833  44,478,500 Centex Home Equity 2002-C,    641,637     221,714     443,427    1,306,778
                                                 Class AIO, 6.00%, 8/25/2004
                                                 ----------------------------
                                                 ----------------------------
   261,053         -        61,053     322,106   (1) Chase Funding Mortgage    259,998        -        259,998     519,996
                                                 Loan Asset-Backed
                                                 Certificates 1999-1, Class
                                                 IIB, 3.87%, 6/25/2028
                                                 ----------------------------
                                                 ----------------------------
      -            -        269,484    269,484   Cityscape Home Equity Loan       -           -        271,195     271,195
                                                 Trust 1997-1, Class A4,
                                                 7.23%,   3/25/2018
                                                 ----------------------------
                                                 ----------------------------
 18,653,846        -           -      18,653,846 Conseco Finance 2001-D,       604,571        -           -        604,571
                                                 Class AIO, 8.80%,
                                                 11/15/2032
                                                 ----------------------------
                                                 ----------------------------
      -            -        137,064    137,064   (1) ContiMortgage Home           -           -        137,011     137,011
                                                 Equity Loan Trust 1996-4,
                                                 Class A10, 1.60%, 1/15/2028
                                                 ----------------------------
                                                 ----------------------------
      -         25,850         -        25,850   EQCC Home Equity Loan            -        25,955         -        25,955
                                                 Trust 1997-2, Class A7,
                                                 6.89%, 2/15/2020
                                                 ----------------------------
                                                 ----------------------------
      -         355,654     533,481    889,135   EQCC Home Equity Loan            -        358,777     538,165     896,942
                                                 Trust 1999-2, Class A3F,
                                                 6.347%,     8/25/2022
                                                 ----------------------------
                                                 ----------------------------
 26,000,000        -           -      26,000,000 Equity One Abs, Inc.           3,900         -           -         3,900
                                                 2001-3, Class AIO, 6.00%,
                                                 11/252003
                                                 ----------------------------
                                                 ----------------------------
  1,956,257     733,596    1,956,257  4,646,110  (1) Fifth Third Home         1,956,257    733,596    1,956,257   4,646,110
                                                 Equity Loan Trust, Class
                                                 A, 1.37%, 9/20/2023
                                                 ----------------------------
                                                 ----------------------------
    7,633          -           -        7,633    (2) First Franklin Nim         7,630         -           -         7,630
                                                 Trust 2001-FF2, Class
                                                 Note, 8.35%, 1/25/2031
                                                 ----------------------------
                                                 ----------------------------
  2,000,000     481,015        -      2,481,015  Green Tree Home              1,627,740    391,484        -       2,019,224
                                                 Improvement Loan Trust
                                                 1997-C, Class B2, 7.59%,
                                                 8/15/2028
                                                 ----------------------------
                                                 ----------------------------
 18,038,000        -           -      18,038,000 Irwin Home Equity 2001-2,     586,776        -           -        586,776
                                                 Class AIO, 10.00%,
                                                 3/25/2004
                                                 ----------------------------
                                                 ----------------------------
   660,676         -           -       660,676   Mellon Bank Home Equity       674,200        -           -        674,200
                                                 Installment Loan 1997-1,
                                                 Class A4, 6.84%, 7/25/2012
                                                 ----------------------------
                                                 ----------------------------
      -         569,967     569,967   1,139,934  Mellon Bank Home Equity          -        595,724     595,724    1,191,448
                                                 Installment Loan Trust
                                                 1998-1, Class B, 6.95%,
                                                 3/25/2015
                                                 ----------------------------
                                                 ----------------------------
   231,658      115,829        -       347,487   NC Finance Trust 1999-1,      37,065      18,533         -        55,598
                                                 Class B, 8.75%, 1/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -            -        760,910    760,910   New Century Home Equity          -           -        794,619     794,619
                                                 Loan Trust 1997-NC5, Class
                                                 M2, 7.24%, 10/2/2028
                                                 ----------------------------
                                                 ----------------------------
      -       10,000,000       -      10,000,000 (2)(3) Quest Trust               -        494,900        -        494,900
                                                 2002-X1, Class S, 5.25%,
                                                 11/25/2004
                                                 ----------------------------
                                                 ----------------------------
      -            -      20,251,000  20,251,000 Residential Asset Mortgage       -           -        394,084     394,084
                                                 Products, Inc., Series
                                                 2002-RS1, Class A1-IO,
                                                 5.50%, 7/25/2004
                                                 ----------------------------
                                                 ----------------------------
   829,616      75,447         -       905,063   (2) Saxon Asset Securities    811,929     73,839         -        885,768
                                                 Trust 1998-1, Class BF2,
                                                 8.00%,    12/25/2027
                                                 ----------------------------
                                                 ----------------------------
   39,589       19,794      59,383     118,766   (1) Saxon Asset               39,760      19,880      59,640      119,280
                                                 Securitization Trust
                                                 2000-2, Class AV1, 1.38%,
                                                 7/25/2030
                                                 ----------------------------
                                                 ----------------------------
      -        9,612,935  14,419,402  24,032,337 Saxon Asset Securitization       -        247,533     371,300     618,833
                                                 Trust 2001-3, Class AIO,
                                                 6.25%,     4/25/2004
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                  10,365,744   4,308,970  12,360,817  27,035,531
                                                 ----------------------------------------------------------------------------
 Manufactured Housing -- 1.7%
                                                 ----------------------------
      -            -        721,917    721,917   Green Tree Financial Corp.       -           -        732,811     732,811
                                                 1993-2, Class A4, 6.90%,
                                                 7/15/2018
                                                 ----------------------------
                                                 ----------------------------
   750,000         -           -       750,000   Green Tree Financial Corp.    567,518        -           -        567,518
                                                 1995-3, Class B1, 7.85%,
                                                 8/15/2025
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     250,000    2,000,000  3,500,000  Green Tree Financial Corp.    342,113     68,423      547,380     957,916
                                                 1996-2, Class B-1, 7.55%,
                                                 4/15/2027
                                                 ----------------------------
                                                 ----------------------------
  1,254,564        -       1,164,653  2,419,217  Green Tree Financial Corp.   1,283,406       -       1,191,429   2,474,835
                                                 1997-1, Class A5, 6.86%,
                                                 3/15/2028
                                                 ----------------------------
                                                 ----------------------------
  2,250,000    1,250,000       -      3,500,000  Green Tree Financial Corp.    472,590     262,550        -        735,140
                                                 1997-3, Class B1, 7.51%,
                                                 3/15/2028
                                                 ----------------------------
                                                 ----------------------------
   463,681         -           -       463,681   Green Tree Financial Corp.    467,214        -           -        467,214
                                                 1998-2, Class A5, 6.24%,
                                                 11/1/2016
                                                 ----------------------------
                                                 ----------------------------
  4,000,000    1,000,000       -      5,000,000  Green Tree Financial Corp.    260,360     65,090         -        325,450
                                                 1999-5, Class B1, 9.20%,
                                                 4/1/2031
                                                 ----------------------------
                                                 ----------------------------
  2,000,000    1,275,000   4,000,000  7,275,000  (2) Merit Securities Corp.    560,000     357,000    1,120,000   2,037,000
                                                 12, Class 1B, 7.98%,
                                                 7/28/2033
                                                 ----------------------------
                                                 ----------------------------
   500,000      500,000        -      1,000,000  Vanderbuilt Mortgage          484,803     484,803        -        969,606
                                                 Finance 1999-A, Class 2B2,
                                                 3.72%, 6/7/2016
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    4,438,004   1,237,866   3,591,620   9,267,490
                                                 ----------------------------------------------------------------------------
 Other --
2.4%
                                                 ----------------------------
   334,291      334,291    1,002,874  1,671,456  (1)(2) CapitalSource          334,500     334,500    1,003,501   1,672,501
                                                 Commercial Loan Trust
                                                 2002-2A, Class A, 1.67%,
                                                 9/20/2010
                                                 ----------------------------
                                                 ----------------------------
      -            -        670,364    670,364   Catepillar Financial Asset       -           -        680,922     680,922
                                                 Trust 2001-A, Class A3,
                                                 4.85%, 4/25/2007
                                                 ----------------------------
                                                 ----------------------------
 23,703,574        -           -      23,703,574 Conseco Recretional           916,214        -           -        916,214
                                                 Enthusiast Consumer Trust
                                                 2001-A, Class AIO, 5.00%,
                                                 8/15/2025
                                                 ----------------------------
                                                 ----------------------------
  2,274,572        -       5,055,367  7,329,939  (2) FMAC Loan Receivables     34,119         -        75,830      109,949
                                                 Trust 1997-A, Class A-X,
                                                 2.77%, 4/15/2019
                                                 ----------------------------
                                                 ----------------------------
  2,200,000     613,000        -      2,813,000  Green Tree Home              2,110,482    588,057        -       2,698,539
                                                 Improvement Loan Trust
                                                 1996-F, Class HI2, 7.70%,
                                                 11/15/2027
                                                 ----------------------------
                                                 ----------------------------
  2,000,000    1,000,000   2,000,000  5,000,000  John Deere Owner Trust       1,998,522    999,261    1,998,522   4,996,305
                                                 2003-A, Class A2, 1/17/2006
                                                 ----------------------------
                                                 ----------------------------
      -            -       2,000,000  2,000,000  (1) Mellon Bank Premium          -           -       2,003,580   2,003,580
                                                 Finance Loan Master Trust
                                                 2002-1, Class A, 1.44%,
                                                 12/17/2007
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    5,393,837   1,921,818   5,762,355  13,078,010
                                                 ----------------------------------------------------------------------------

 Rate Reduction Bond -- 2.1%
                                                 ----------------------------
      -         906,599    1,510,999  2,417,598  CPL Transition Funding LLC       -        918,829    1,531,382   2,450,211
                                                 2002-1, Class A1, 3.54%,
                                                 1/15/2007
                                                 ----------------------------
                                                 ----------------------------
  2,780,000        -       2,000,000  4,780,000  California Infrastructure    2,963,285       -       2,131,860   5,095,145
                                                 & Economic Development
                                                 Bank Special Purpose Trust
                                                 SCE-1, Series 1997-1,
                                                 Class A6, 6.38%, 9/25/2008
                                                 ----------------------------
                                                 ----------------------------
  1,000,000    1,000,000   1,500,000  3,500,000  California Infrastructure    1,064,960   1,064,960   1,597,440   3,727,360
                                                 & Economic Development
                                                 Bank Special Purpose Trust
                                                 SDG&E, Series 1997-1,
                                                 Class A6, 6.31%, 9/25/2008
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    4,028,245   1,983,789   5,260,682  11,272,716
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                 Total Asset-Backed          47,942,563  22,490,004  58,878,549  129,311,116
                                                 Securities (identified
                                                 cost $147,661,176)
                                                 ----------------------------------------------------------------------------
Collateralized Mortgage Obligations - 13.1%
Commercial Mortgage -- 0.1%
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
  2,916,913        -       6,563,053  9,479,966  First Union Lehman            117,358        -        264,055     381,413
                                                 Brothers Commerical
                                                 Mortgage Trust, Series
                                                 1997-C1, Class IO, 1.24%,
                                                 4/18/2029
                                                 ----------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation-- 6.1%
                                                 ----------------------------
                                                 ----------------------------
  2,454,129    1,636,086    454,129   4,544,344  Federal Home Loan Mortgage   2,450,538   1,633,692   2,450,538   6,534,768
                                                 Corp. Structured Pass
                                                 Through, Series H010,
                                                 Class A1, 1.582%, 8/15/2008
                                                 ----------------------------
                                                 ----------------------------
  1,500,000    1,000,000   2,500,000  5,000,000  Federal Home Loan Mortgage   1,487,298    991,532    2,478,830   4,957,660
                                                 Corp. Structure Pass
                                                 Through, Series H009,
                                                 Class A2, 1.876%, 3/15/2008
                                                 ----------------------------
                                                 ----------------------------
  5,000,000    2,000,000   5,000,000  12,000,000 Federal Home Loan Mortgage   4,951,550   1,980,620   4,951,550  11,883,720
                                                 Corp. Structured Pass
                                                 Through, Series H008,
                                                 Class A3, 2.29%, 6/15/2007
                                                 ----------------------------
                                                 ----------------------------
  1,871,259     711,892    1,871,259  4,454,410  (1) Federal Home Loan        1,869,238    711,123    1,869,238   4,449,599
                                                 Mortgage Corp., Series
                                                 2571, Class FB, 1.47%,
                                                 2/15/2018
                                                 ----------------------------
                                                 ----------------------------
   268,040         -        402,060    670,100   (1) Federal Home Loan         268,426        -        402,639     671,065
                                                 Mortgage Corp., Series
                                                 2603, Class AC, 2.00%,
                                                 12/15/2008
                                                 ----------------------------
                                                 ----------------------------
  2,437,452     812,484    1,624,968  4,874,904  (1) Federal Home Loan        2,423,490    807,830    1,615,660   4,846,980
                                                 Mortgage Corp., Series
                                                 SF1, Class A3, 2.00%,
                                                 12/15/2008
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                   13,450,540   6,124,797  13,768,455  33,343,792
                                                 ----------------------------------------------------------------------------
Federal National Mortgage Association -- 0.3%
                                                 ----------------------------
                                                 ----------------------------
      -         169,862        -       169,862   Federal National Mortgage        -        172,905        -        172,905
                                                 Association, Series
                                                 1993-32, Class H, 6.00%,
                                                 3/25/2023
                                                 ----------------------------
                                                 ----------------------------
   520,145      195,054     520,145   1,235,344  Federal National Mortgage     522,007     195,752     522,007    1,239,766
                                                 Association, Series
                                                 2001-69, Class PL, 6.00%,
                                                 12/25/2024
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                     522,007     368,657     522,007    1,412,671
                                                 ----------------------------------------------------------------------------
Non-Agency Mortgage -- 6.6%
                                                 ----------------------------
                                                 ----------------------------
   364,863      140,332     364,863    870,058   Bank of America Mortgage      366,027     140,779     366,027     872,833
                                                 Securities 2002-10, Class
                                                 1A27, 3.00%, 11/25/2032
                                                 ----------------------------
                                                 ----------------------------
      -         29,564         -        29,564   C-BASS ABS LLC, Series           -        29,919         -        29,919
                                                 1998-3, Class AF, 6.50%,
                                                 1/25/2033
                                                 ----------------------------
                                                 ----------------------------
      -         706,791        -       706,791   (2)(3) C-BASS ABS LLC,           -        644,282        -        644,282
                                                 Series 1999-3, Class B1,
                                                 6.885%, 2/3/2029
                                                 ----------------------------
                                                 ----------------------------
   340,078         -           -       340,078   (1) Citicorp Mortgage         339,388        -           -        339,388
                                                 Securities, Inc. 1992-18,
                                                 Class A1, 3.84%, 11/25/2022
                                                 ----------------------------
                                                 ----------------------------
      -         68,616     1,707,730  1,776,346  (1)(2) Credit-Based Asset        -        69,302     1,724,807   1,794,109
                                                 Servicing And
                                                 Securitization 1997-1,
                                                 Class A1, 4.20%, 2/1/2017
                                                 ----------------------------
                                                 ----------------------------
      -            -        974,197    974,197   (1)(2)(3) Greenwich              -           -        950,144     950,144
                                                 Capital Acceptance 1991-4,
                                                 Class B1A, 6.23987%,
                                                 7/1/2019
                                                 ----------------------------
                                                 ----------------------------
      -            -        95,380      95,380   (1) Greenwich Capital            -           -        94,932      94,932
                                                 Acceptance 1993-AF1, Class
                                                 B1, 3.11584%, 9/25/2023
                                                 ----------------------------
                                                 ----------------------------
  3,000,000        -           -      3,000,000  (3) Harwood Street Funding   2,985,000       -           -       2,985,000
                                                 I LLC 2001-1A, Class CTF,
                                                 2.92%, 9/20/2004
                                                 ----------------------------
                                                 ----------------------------
  2,400,532        -       3,200,710  5,601,242  (1) Impac CMB Trust          2,415,175       -       3,220,234   5,635,409
                                                 2002-7, Class A, 1.55%,
                                                 11/25/2032
                                                 ----------------------------
                                                 ----------------------------
  1,456,649     744,509    1,456,649  3,657,807  Master Asset                 1,469,890    751,277    1,469,889   3,691,056
                                                 Securitization Trust
                                                 2003-1, Class 2A1,
                                                 5.75%,    2/25/2033
                                                 ----------------------------
                                                 ----------------------------
      -        1,258,000       -      1,258,000  (2)(3) Mellon Residential        -       1,119,796       -       1,119,796
                                                 Funding Corp. 1999-TBC1,
                                                 Class B4, 6.42%, 1/25/2029
                                                 ----------------------------
                                                 ----------------------------
  2,392,214        -           -      2,392,214  PNC Mortgages Securities     2,392,548       -           -       2,392,548
                                                 Corp. 1997-2, Class B-1,
                                                 7.50%, 3/27/2025
                                                 ----------------------------
                                                 ----------------------------
      -            -        274,197    274,197   Prudential Home Mortgage         -           -        282,489     282,489
                                                 Securities 1992-5, Class
                                                 A-6, 7.50%, 4/25/2007
                                                 ----------------------------
                                                 ----------------------------
   990,448      297,134     990,448   2,278,030  (1)(2)(3) RESI Finance LP     994,281     298,284     994,281    2,286,846
                                                 2002-A, Class B3, 2.72%,
                                                 10/10/2034
                                                 ----------------------------
                                                 ----------------------------
   111,375      55,688         -       167,063   (1)(2)(3) Resecuritization    85,272      42,636         -        127,908
                                                 Mortgage Trust 1998-A,
                                                 Class B3, 7.56%, 10/26/2023
                                                 ----------------------------
                                                 ----------------------------
      -            -      27,625,000  27,625,000 Residential Asset                -           -        518,521     518,521
                                                 Securitization Trust
                                                 2002-A4, Class AIO, 2.50%,
                                                 8/25/2004
                                                 ----------------------------
                                                 ----------------------------
      -            -      32,500,000  32,500,000 Residential Asset                -           -        751,488     751,488
                                                 Securitization Trust
                                                 2002-A11, Class AIO,
                                                 2.50%, 10/25/2032
                                                 ----------------------------
                                                 ----------------------------
      -         196,955     295,433    492,388   Residential Funding              -        198,253     297,379     495,632
                                                 Mortgage Securities I
                                                 1994-S13, Class M1, 7.00%,
                                                 5/25/2024
                                                 ----------------------------
                                                 ----------------------------
   125,016         -           -       125,016   Residential Funding           126,216        -           -        126,216
                                                 Mortgage Securities I
                                                 1996-S1, Class A11, 7.10%,
                                                 1/25/2026
                                                 ----------------------------
                                                 ----------------------------
   368,793      51,796         -       420,589   (2)(3) SMFC Trust             282,359     39,656         -        322,015
                                                 Asset-Backed Certificates,
                                                 Series 1997-A, Class 4,
                                                 2.620%, 1/28/2025
                                                 ----------------------------
                                                 ----------------------------
   311,267      186,760     747,041   1,245,068  Washington Mutual             311,371     186,822     747,290    1,245,483
                                                 2003-AR1, Class A2, 2.92%,
                                                 3/25/2033
                                                 ----------------------------
                                                 ----------------------------
   907,052      340,145     907,052   2,154,249  Washington Mutual             906,880     340,080     906,880    2,153,840
                                                 2003-AR3, Class A2, 2.83%,
                                                 4/25/2033
                                                 ----------------------------
                                                 ----------------------------
  3,000,000    1,000,000   3,000,000  7,000,000  Washington Mutual            2,988,270    996,090    2,988,270   6,972,630
                                                 2003-AR9, Class A2A,
                                                 2.34%, 10/25/2033
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                   15,662,677   4,857,176  15,312,631  35,832,484
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                 Total Collateralized        29,752,582  11,350,630  29,867,148  70,970,360
                                                 Mortgage Obligations
                                                 (identified cost
                                                 $68,364,742)
                                                 ----------------------------------------------------------------------------
Corporate Bonds - 33.6%
Basic Industry - Chemicals -- 0.5%
                                                 ----------------------------
                                                 ----------------------------
  1,100,000     400,000    1,200,000  2,700,000  Praxair, Inc., 2.75%,        1,059,663    385,332    1,155,996   2,600,991
                                                 6/15/2008
                                                 ----------------------------------------------------------------------------
Basic Industry - Metals & Mining --
0.4%
                                                 ----------------------------
                                                 ----------------------------
  1,500,000     500,000        -      2,000,000  Noranda, Inc., Deb.,         1,548,315    516,105        -       2,064,420
                                                 8.125%, 6/15/2004
                                                 ----------------------------------------------------------------------------
Basic Industry - Paper -- 1.2%
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     400,000    1,200,000  2,600,000  International Paper Co.,     1,095,590    438,236    1,314,708   2,848,534
                                                 8.125%, 7/8/2005
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     500,000    2,000,000  3,500,000  Weyerhaeuser Co., Note,      1,045,570    522,785    2,091,140   3,659,495
                                                 5.50%, 3/15/2005
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,141,160    961,021    3,405,848   6,508,029
                                                 ----------------------------------------------------------------------------
 Beverage & Tobacco -- 0.5%
                                                 ----------------------------
  1,000,000     400,000    1,100,000  2,500,000  Diageo Capital PLC,           991,230     396,492    1,090,353   2,478,075
                                                 3.375%, 3/20/2008
                                                 ----------------------------------------------------------------------------
 Capital Goods - Aerospace & Defense -- 1.1%
                                                 ----------------------------
      -         250,000     800,000   1,050,000  Boeing Capital Corp.,            -        266,932     854,184    1,121,116
                                                 5.65%, 5/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,250,000        -       1,250,000  2,500,000  General Dynamics Corp.,      1,238,213       -       1,238,213   2,476,426
                                                 2.125%, 5/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,000,000        -       1,000,000  2,000,000  Raytheon Corp., Note,        1,058,760       -       1,058,760   2,117,520
                                                 6.30%, 3/15/2005
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,296,973    266,932    3,151,157   5,715,062
                                                 ----------------------------------------------------------------------------
Communications - Media & Cable --
0.6%
                                                 ----------------------------
                                                 ----------------------------
   600,000      150,000     500,000   1,250,000  Comcast Cable                 644,970     161,243     537,475    1,343,688
                                                 Communications Corp.,
                                                 6.375%, 1/30/2006
                                                 ----------------------------
   250,000      100,000     250,000    600,000   Continental Cablevision,      278,013     111,205     278,012     667,230
                                                 Sr. Deb., 8.875%, 9/15/2005
                                                 ----------------------------
      -            -       1,100,000  1,100,000  Cox Communications, Inc.,        -           -       1,239,315   1,239,315
                                                 7.75%, 8/15/2006
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                     922,983     272,448    2,054,802   3,250,233
                                                 ----------------------------------------------------------------------------
 Communications - Media Noncable--
0.7%
                                                 ----------------------------
      -            -       1,100,000  1,100,000  Clear Channel                    -           -       1,188,242   1,188,242
                                                 Communications, Inc.,
                                                 6.00%, 11/1/2006
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     300,000    1,000,000  2,300,000  Reed Elsevier, Inc.,         1,090,750    327,225    1,090,750   2,508,725
                                                 Company Guarantee, 6.125%,
                                                 8/1/2006
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   1,090,750    327,225    2,278,992   3,696,967
                                                 ----------------------------------------------------------------------------
 Communications - Telecom Wireless -- 0.6%
                                                 ----------------------------
  1,250,000     500,000    1,200,000  2,950,000  Citizens Communications      1,412,563    565,025    1,356,060   3,333,648
                                                 Co., Note, 8.50%, 5/15/2006
                                                 ----------------------------------------------------------------------------
 Consumer Cyclical - Automotive --
0.5%
                                                 ----------------------------
      -            -        500,000    500,000   DaimlerChrysler AG, 7.75%,       -           -        538,885     538,885
                                                 6/15/2005
                                                 ----------------------------
                                                 ----------------------------
   750,000      250,000        -      1,000,000  DaimlerChrysler North         794,318     264,773        -       1,059,091
                                                 America Holding Corp.,
                                                 Unsecd. Note, 7.40%,
                                                 1/20/2005
                                                 ----------------------------
                                                 ----------------------------
  1,000,000        -           -      1,000,000  Hertz Corp., 4.70%,           986,330        -                    986,330
                                                 10/2/2006
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    1,780,648    264,773     538,885    2,584,306
                                                 ----------------------------------------------------------------------------
Consumer Cyclical - Entertainment --
1.6%
                                                 ----------------------------
                                                 ----------------------------
   850,000      300,000     850,000   2,000,000  AOL Time Warner, Inc.,        892,254     314,913     892,253    2,099,420
                                                 5.625%, 5/1/2005
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     400,000    1,250,000  2,900,000  International Speedway       1,314,100    420,512    1,314,100   3,048,712
                                                 Corp., 7.875%, 10/15/2004
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     500,000    1,250,000  3,000,000  Viacom, Inc., Company        1,361,363    544,545    1,361,363   3,267,271
                                                 Guarantee, 7.75%, 6/1/2005
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    3,567,717   1,279,970   3,567,716   8,415,403
                                                 ----------------------------------------------------------------------------
 Consumer Cyclical - Retailers --
1.7%
                                                 ----------------------------
  1,000,000     400,000    1,000,000  2,400,000  CVS Corp., 5.625%,           1,072,810    429,124    1,072,810   2,574,744
                                                 3/15/2006
                                                 ----------------------------
                                                 ----------------------------
   750,000      400,000     750,000   1,900,000  Target Corp., 3.375%,         751,200     400,640     751,200    1,903,040
                                                 3/1/2008
                                                 ----------------------------
                                                 ----------------------------
  2,000,000     500,000    2,000,000  4,500,000  (4) Wal-Mart Stores, Inc.,   2,074,740    518,685    2,074,740   4,668,165
                                                 Note, 4.15%, 6/15/2005
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   3,898,750   1,348,449   3,898,750   9,145,949
                                                 ----------------------------------------------------------------------------
 Consumer Non - Food/Beverage --
0.6%
                                                 ----------------------------
  1,300,000     450,000    1,250,000  3,000,000  Kellogg Co., Note, 6.00%,    1,401,868    485,262    1,347,950   3,235,080
                                                 4/1/2006
                                                 ----------------------------------------------------------------------------
 Consumer Non - Cyclical - Supermarkets -- 0.4%
                                                 ----------------------------
  1,000,000        -       1,100,000  2,100,000  Meyer (Fred), Inc., Sr.      1,070,330       -       1,177,363   2,247,693
                                                 Note, 7.375%, 3/1/2005
                                                 ----------------------------------------------------------------------------
 Cosmetics & Toiletries --  0.3%
                                                 ----------------------------
   600,000      400,000     500,000   1,500,000  Gillette Co., 2.875%,         587,496     391,664     489,580    1,468,740
                                                 3/15/2008
                                                 ----------------------------------------------------------------------------
 Ecological Services & Equipment --
0.2%
                                                 ----------------------------
      -         500,000     651,000   1,151,000  WMX Technologies,, Inc.,         -        502,290     653,982    1,156,272
                                                 Unsecd. Note, 6.375%,
                                                 12/1/2003
                                                 ----------------------------------------------------------------------------
 Energy - Intergrated --
0.5%
                                                 ----------------------------
  1,000,000        -       1,250,000  2,250,000  Conoco, Inc., 5.45%,         1,074,770       -       1,343,463   2,418,233
                                                 10/15/2006
                                                 ----------------------------
                                                 ----------------------------
      -         500,000        -       500,000   Conoco, Inc., Sr. Note,          -        510,220                 510,220
                                                 5.90%, 4/15/2004
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    1,074,770    510,220    1,343,463   2,928,453
                                                 ----------------------------------------------------------------------------
 Energy - Refining -
0.4%
                                                 ----------------------------
   800,000      300,000     900,000   2,000,000  Valero Energy Corp.,          876,224     328,584     985,752    2,190,560
                                                 7.375%, 3/15/2006
                                                 ----------------------------------------------------------------------------
 Finance - Automotive -- 1.1%
                                                 ----------------------------
      -         500,000    2,000,000  2,500,000  Ford Motor Credit Co., Sr.       -        505,505    2,022,020   2,527,525
                                                 Note, 5.75%, 2/23/2004
                                                 ----------------------------
                                                 ----------------------------
   450,000      100,000     450,000   1,000,000  (4) General Motors            454,136     100,919     454,135    1,009,190
                                                 Acceptance Corp., 4.50%,
                                                 7/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     500,000    1,000,000  2,500,000  General Motors Acceptance    1,068,020    534,010    1,068,020   2,670,050
                                                 Corp., Note, 6.75%,
                                                 1/15/2006
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    1,522,156   1,140,434   3,544,175   6,206,765
                                                 ----------------------------------------------------------------------------
Financial Institution - Banking --
1.5%
                                                 ----------------------------
                                                 ----------------------------
  1,200,000        -       1,200,000  2,400,000  Mellon Funding Corp.,        1,307,496       -       1,307,496   2,614,992
                                                 7.50%, 6/15/2005
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     400,000    1,000,000  2,400,000  PNC Funding Corp., 5.75%,    1,082,010    432,804    1,082,010   2,596,824
                                                 8/1/2006
                                                 ----------------------------
                                                 ----------------------------
      -         400,000        -       400,000   U.S. Bancorp, Sr. Note,          -        426,684        -        426,684
                                                 5.10%, 7/15/2007
                                                 ----------------------------
                                                 ----------------------------
  1,100,000     400,000    1,000,000  2,500,000  Wachovia Bank N.A., Sr.      1,166,924    424,336    1,060,840   2,652,100
                                                 Note, 4.85%, 7/30/2007
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    3,556,430   1,283,824   3,450,346   8,290,600
                                                 ----------------------------------------------------------------------------
 Financial Institution - Brokerage
-- 1.4%
                                                 ----------------------------
  1,000,000     750,000    1,000,000  2,750,000  Amvescap PLC, Sr. Note,      1,065,880    799,410    1,065,880   2,931,170
                                                 6.60%, 5/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,200,000  1,200,000  Merrill Lynch & Co., Inc.,       -           -       1,254,480   1,254,480
                                                 Note, 6.00%, 11/15/2004
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,250,000  1,250,000  Salomon Smith Barney             -           -       1,346,350   1,346,350
                                                 Holdings, Inc., Note,
                                                 5.875%, 3/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     865,000        -      2,115,000  Salomon Smith Barney         1,276,800    883,546        -       2,160,346
                                                 Holdings, Inc., Note,
                                                 7.00%, 3/15/2004
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   2,342,680   1,682,956   3,666,710   7,692,346
                                                 ----------------------------------------------------------------------------
 Financial Institution - Finance Captive --
1.0%
                                                 ----------------------------
  1,250,000     400,000    1,250,000  2,900,000  American Express Co.,        1,269,600    406,272    1,269,600   2,945,472
                                                 3.75%, 11/20/2007
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     350,000    1,000,000  2,350,000  Capital One Bank, Sr.        1,087,510    380,629    1,087,510   2,555,649
                                                 Note, 8.25%, 6/15/2005
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   2,357,110    786,901    2,357,110   5,501,121
                                                 ----------------------------------------------------------------------------
 Financial Institution - Finance Noncaptive --
0.3%
                                                 ----------------------------
      -         500,000    1,000,000  1,500,000  Household Finance Corp.,         -        543,855    1,087,710   1,631,565
                                                 Note, 6.50%, 1/24/2006
                                                 ----------------------------------------------------------------------------
 Financial Institution - Insurance
-- 0.5%
                                                 ----------------------------
  1,000,000     500,000    1,000,000  2,500,000  (2)(3) Metropolitan Life     1,090,080    545,040    1,090,080   2,725,200
                                                 Insurance Co., 7.00%,
                                                 11/1/2005
                                                 ----------------------------------------------------------------------------
 Financial Institution - Insurance - P&C --
1.1%
                                                 ----------------------------
  1,100,000     500,000    1,100,000  2,700,000  (2)(3) Allstate Financial    1,202,091    546,405    1,202,091   2,950,587
                                                 Global, Note, Series 144A,
                                                 7.125%,      9/26/2005
                                                 ----------------------------
                                                 ----------------------------
  1,200,000     400,000    1,200,000  2,800,000  Marsh & McLennan Cos.,       1,290,624    430,208    1,290,624   3,011,456
                                                 Inc., 5.375%, 3/15/2007
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   2,492,715    976,613    2,492,715   5,962,043
                                                 ----------------------------------------------------------------------------
 Financial Institution - REITs --
1.6%
                                                 ----------------------------
  3,000,000        -           -      3,000,000  EOP Operating LP, 7.375%,    3,008,040       -           -       3,008,040
                                                 11/15/2003
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,500,000  1,500,000  EOP Operating LP, Note,          -           -       1,538,640   1,538,640
                                                 6.50%, 6/15/2004
                                                 ----------------------------
                                                 ----------------------------
      -         858,000        -       858,000   EOP Operating LP, Sr.            -        866,142        -        866,142
                                                 Note, 6.50%, 1/15/2004
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     500,000    1,250,000  3,000,000  Simon Property Group LP,     1,360,088    544,035    1,360,087   3,264,210
                                                 Inc., 6.375%, 11/15/2007
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   4,368,128   1,410,177   2,898,727   8,677,032
                                                 ----------------------------------------------------------------------------
 Financial Intermediaries -- 1.0%
                                                 ----------------------------
  1,150,000     400,000    1,100,000  2,650,000  Texaco Capital, Inc.,        1,224,739    425,996    1,171,489   2,822,224
                                                 5.70%, 12/1/2008
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     500,000    1,000,000  2,500,000  Wells Fargo & Co., Sr.       1,092,950    546,475    1,092,950   2,732,375
                                                 Note, 7.25%, 8/24/2005
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,317,689    972,471    2,264,439   5,554,599
                                                 ----------------------------------------------------------------------------
 Financial Services --
2.4%
                                                 ----------------------------
      -         400,000        -       400,000   Franklin Resources, Inc.,        -        400,272        -        400,272
                                                 3.70%, 4/15/2008
                                                 ----------------------------
                                                 ----------------------------
  1,500,000     500,000    1,500,000  3,500,000  General Electric Capital     1,599,690    533,230    1,599,690   3,732,610
                                                 Corp., 5.35%, 3/30/2006
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     450,000    1,250,000  2,950,000  (2)(3) Goldman Sachs Group   1,361,600    490,176    1,361,600   3,213,376
                                                 LP, 6.75%, 2/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     400,000    1,000,000  2,400,000  Morgan Stanley, Unsub.,      1,085,010    434,004    1,085,010   2,604,024
                                                 6.10%, 4/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,100,000     500,000    1,100,000  2,700,000  SLM Corp., 5.625%,           1,190,310    541,050    1,190,310   2,921,670
                                                 4/10/2007
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    5,236,610   2,398,732   5,236,610  12,871,952
                                                 ----------------------------------------------------------------------------
 Food & Drug Retailers -- 1.0%
                                                 ----------------------------
  1,000,000        -        895,000   1,895,000  Albertson's, Inc., Sr.       1,035,320       -        926,611    1,961,931
                                                 Note, 6.55%, 8/1/2004
                                                 ----------------------------
                                                 ----------------------------
      -         500,000    1,250,000  1,750,000  Kroger Co., Sr. Note,            -        548,580    1,371,450   1,920,030
                                                 6.375%, 3/1/2008
                                                 ----------------------------
                                                 ----------------------------
   975,000      400,000               1,375,000  Safeway, Inc., 6.15%,        1,049,051    430,380        -       1,479,431
                                                 3/1/2006
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,084,371    978,960    2,298,061   5,361,392
                                                 ----------------------------------------------------------------------------
Food Products -- 0.5%
                                                 ----------------------------
                                                 ----------------------------
  1,100,000     400,000    1,000,000  2,500,000   General Mills, Inc.,        1,110,703    403,892    1,009,730   2,524,325
                                                 3.875%, 11/30/2007
                                                 ----------------------------------------------------------------------------
 Insurance -- 0.7%
                                                 ----------------------------
  1,250,000        -       1,250,000  2,500,000  Equitable Cos., Inc.,        1,378,475       -       1,378,475   2,756,950
                                                 Note, 6.50%, 4/1/2008
                                                 ----------------------------
                                                 ----------------------------
   750,000      250,000        -      1,000,000  HSB Group, Inc., Company      718,283     239,428                 957,711
                                                 Guarantee, 2.06%, 7/15/2027
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   2,096,758    239,428    1,378,475   3,714,661
                                                 ----------------------------------------------------------------------------
 Pharmaceutical -- 0.8%
                                                 ----------------------------
  1,000,000     500,000    1,500,000  3,000,000  Johnson & Johnson, Deb.,     1,110,830    555,415    1,666,245   3,332,490
                                                 8.72%, 11/1/2024
                                                 ----------------------------
                                                 ----------------------------
      -         944,000        -       944,000   Lily (Eli) & Co., Note,          -           -        923,402     923,402
                                                 2.90%, 3/15/2008
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   1,110,830    555,415    2,589,647   4,255,892
                                                 ----------------------------------------------------------------------------
 Rail Industry -- 0.2%
                                                 ----------------------------
      -            -       1,330,000  1,330,000  Norfolk & Western Railroad       -           -       1,350,921   1,350,921
                                                 Co., Equip Trust, 8.75%,
                                                 2/1/2004
                                                 ----------------------------------------------------------------------------
 Sovereign -- 0.5%
                                                 ----------------------------
  1,200,000        -       1,200,000  2,400,000  Quebec, Province of,         1,286,148       -       1,286,148   2,572,296
                                                 5.50%, 4/11/2006
                                                 ----------------------------------------------------------------------------
 State/Provincial --
0.4%
                                                 ----------------------------
  1,000,000     500,000    1,000,000  2,500,000  (4) Ontario, Province of,     996,090     498,045     996,090    2,490,225
                                                 2.35%, 6/30/2006
                                                 ----------------------------------------------------------------------------
 Technology -- 0.3%
                                                 ----------------------------
      -         350,000    1,000,000  1,350,000  Hewlett-Packard Co.,             -        377,801    1,079,430   1,457,231
                                                 Unsecd. Note, 7.15%,
                                                 6/15/2005
                                                 ----------------------------------------------------------------------------
 Technology Services -- 1.5%
                                                 ----------------------------
  1,000,000     400,000    1,000,000  2,400,000  Computer Sciences Corp.,     1,091,940    436,776    1,091,940   2,620,656
                                                 7.50%, 8/8/2005
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     400,000    1,250,000  2,650,000  (2)(3) FIserv, Inc.,          996,870     398,748    1,246,088   2,641,706
                                                 4.00%, 4/15/2008
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,250,000  1,250,000  First Data corp., 3.375%,        -           -       1,237,062   1,237,062
                                                 8/1/2008
                                                 ----------------------------
                                                 ----------------------------
      -         500,000    1,000,000  1,500,000  (4) International Business       -        517,610    1,035,220   1,552,830
                                                 Machines Corp., Note,
                                                 4.125%, 6/30/2005
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,088,810   1,353,134   4,610,310   8,052,254
                                                 ----------------------------------------------------------------------------
 Telecommunications & Cellular --
2.3%
                                                 ----------------------------
  1,300,000     450,000    1,250,000  3,000,000  AT&T Wireless Services,      1,388,465    480,622    1,335,062   3,204,149
                                                 Inc., 6.875%, 4/18/2005
                                                 ----------------------------
                                                 ----------------------------
      -         500,000    1,000,000  1,500,000  GTE North, Inc., Deb.,           -        528,430    1,056,860   1,585,290
                                                 6.40%, 2/15/2005
                                                 ----------------------------
                                                 ----------------------------
  1,150,000     500,000    1,100,000  2,750,000  SBC Communications, Inc.,    1,237,918    538,225    1,184,095   2,960,238
                                                 Note, 5.75%, 5/2/2006
                                                 ----------------------------
                                                 ----------------------------
  2,000,000     500,000    2,000,000  4,500,000  (1) Verizon Wireless,        2,001,080    500,270    2,001,080   4,502,430
                                                 Capital LLC, Note, 1.66%,
                                                 12/17/2003
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   4,627,463   2,047,547   5,577,097  12,252,107
                                                 ----------------------------------------------------------------------------
 Utilities -- 1.7%
                                                 ----------------------------
   500,000      500,000    1,000,000  2,000,000  Alabama Power Co., 2.65%,     500,325     500,325    1,000,650   2,001,300
                                                 2/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     400,000    1,100,000  2,500,000  FPL Group Capital, Inc.,     1,010,000    404,000    1,111,000   2,525,000
                                                 3.25%, 4/11/2006
                                                 ----------------------------
                                                 ----------------------------
      -            -       2,000,000  2,000,000  Ohio Power Co., Note.,           -           -       2,067,980   2,067,980
                                                 7.00%, 7/1/2004
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     500,000    1,000,000  2,500,000  PSEG Power LLC, 6.875%,      1,097,410    548,705    1,097,410   2,743,525
                                                 4/15/2006
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,607,735   1,453,030   5,277,040   9,337,805
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total Corporate Bonds   69,013,946  28,450,047  84,038,220  181,502,213
                                                 (identified cost
                                                 $182,617,856)
                                                 ----------------------------------------------------------------------------
Government Agencies - 6.9%
 Federal Home Loan Bank -- 0.4%
                                                 ----------------------------
      -            -       2,000,000  2,000,000  Federal Home Loan Bank           -           -       2,195,040   2,195,040
                                                 System, Sr. Note, 5.80%,
                                                 9/2/2008
                                                 ----------------------------------------------------------------------------
 Federal Home Loan Mortgage Corporation -- 2.2%
                                                 ----------------------------
  5,000,000    1,000,000   6,000,000  12,000,000 Federal Home Loan Mortgage   4,999,050    999,810    5,998,860  11,997,720
                                                 Corp., 2.375%, 4/15/2006
                                                 ----------------------------------------------------------------------------
Federal National Mortgage Association -- 4.2%
                                                 ----------------------------
                                                 ----------------------------
  4,000,000    2,500,000   5,000,000  11,500,000 (4) Federal National         4,045,160   2,528,225   5,056,450  11,629,835
                                                 Mortgage Association,
                                                 Note, 5.125%, 2/13/2004
                                                 ----------------------------
                                                 ----------------------------
  5,000,000        -       5,000,000  10,000,000 Federanl National Mortgage   5,395,950       -       5,395,950  10,791,900
                                                 Association, Note, 6.00%,
                                                 12/15/2005
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    9,441,110   2,528,225  10,452,400  22,421,735
                                                 ----------------------------------------------------------------------------
 Government Agency -- 0.1%
                                                 ----------------------------
      -         500,000        -       500,000   Federal Home Loan Bank           -        548,760        -        548,760
                                                 System, Sr., Note, 5.80%,
                                                 9/2/2008
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total Government        14,440,160   4,076,795  18,646,300  37,163,255
                                                 Agencies (identified cost
                                                 $37,606,025)
                                                 ----------------------------------------------------------------------------
Mortgage Backed Securities - 0.4%
 Government National Mortgage Association --
0.4%
                                                 ----------------------------
      -            -        351,208    351,208   Government National              -           -        378,096     378,096
                                                 Mortgage Association, Pool
                                                 354754, 7.50%, 2/15/2024
                                                 ----------------------------
                                                 ----------------------------
   121,753      24,604         -       146,357   Government National           132,558     26,788         -        159,346
                                                 Mortgage Association, Pool
                                                 423843, 8.50%, 8/15/2026
                                                 ----------------------------
                                                 ----------------------------
      -         90,187     1,321,654  1,411,841  Government National              -        98,050     1,436,889   1,534,939
                                                 Mortgage Association, Pool
                                                 780360, 11.00%, 9/15/2015
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total Mortgage Backed     132,558     124,838    1,814,985   2,072,381
                                                 Securities (identified
                                                 cost $2,088,121)
                                                 ----------------------------------------------------------------------------
Municipal Bond - 0.1%
 Utility - Electric --
0.1%
                                                 ----------------------------
      -         400,000        -       400,000   North Carolina Municipal         -        400,504        -        400,504
                                                 Power Agency No. 1,
                                                 Taxable Electric Revenue
                                                 Bonds, Series 2003A, 2.95%
                                                 Bonds (Catawba Electric),
                                                 1/1/2004 (identified cost
                                                 $400,000)
                                                 ----------------------------------------------------------------------------
U.S. Treasury - 12.7%
                                                 ----------------------------
      -        1,000,000       -      1,000,000  U.S. Treasury Note, 2.00%,       -        997,810        -        997,810
                                                 5/15/2006
                                                 ----------------------------
                                                 ----------------------------
  8,500,000        -      10,500,000  19,000,000 (4) U.S. Treasury Note,      8,570,380       -      10,586,940  19,157,320
                                                 2.125%, 10/31/2004
                                                 ----------------------------
                                                 ----------------------------
      -        2,000,000       -      2,000,000  U.S. Treasury Note, 3.00%,       -       2,001,880       -       2,001,880
                                                 2/15/2008
                                                 ----------------------------
                                                 ----------------------------
  4,500,000        -       3,000,000  7,500,000  (4) U.S. Treasury Note,      4,580,864       -       3,053,910   7,634,774
                                                 3.25%, 8/15/2007
                                                 ----------------------------
                                                 ----------------------------
  2,000,000    2,000,000   5,000,000  9,000,000  (4) U.S. Treasury Note,      2,006,260   2,006,260   5,015,650   9,028,170
                                                 3.25%, 8/15/2008
                                                 ----------------------------
                                                 ----------------------------
  3,000,000        -           -      3,000,000  (4) U.S. Treasury Note,      3,098,430       -           -       3,098,430
                                                 3.50%, 11/15/2006
                                                 ----------------------------
                                                 ----------------------------
      -        1,122,000       -      1,122,000  U.S. Treasury Note, 4.75%,       -       1,133,444       -       1,133,444
                                                 2/15/2004
                                                 ----------------------------
                                                 ----------------------------
      -            -        500,000    500,000   (4) U.S. Treasury Note,          -           -        553,750     553,750
                                                 5.625%, 5/15/2008
                                                 ----------------------------
                                                 ----------------------------
  9,000,000    6,000,000   7,000,000  22,000,000 (4) U.S. Treasury Note,      9,704,520   6,469,680   7,547,960  23,722,160
                                                 5.75%, 11/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -            -        935,000    935,000   (4) U.S. Treasury Note,          -           -       1,060,786   1,060,786
                                                 6.625%, 5/15/2007
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total U.S. Treasury     27,960,454  12,609,074  27,818,996  68,388,524
                                                 (identified cost
                                                 $67,165,708)
                                                 ----------------------------------------------------------------------------
Shares
                                                 ----------------------------
 Mutual Funds -- 15.4%
                                                 ----------------------------
                                                 ----------------------------
   720,773      360,806     627,544   1,709,123  (5) Federated Mortgage       7,315,850   3,662,184   6,369,570  17,347,604
                                                 Core Portfolio
                                                 ----------------------------
                                                 ----------------------------
  1,389,124     573,571        -      1,962,695  (5) High Yield Bond          9,446,044   3,900,285       -      13,346,329
                                                 Portfolio
                                                 ----------------------------
                                                 ----------------------------
  2,105,181    1,849,722   3,436,896  7,391,799  (5) Prime Value              2,105,181   1,849,722   3,436,896   7,391,799
                                                 Obligations Fund, Class IS
                                                 ----------------------------
                                                 ----------------------------
      -            -      24,793,544  24,793,544 (5) Prime Value             20,273,358    105,250   24,793,544  45,172,152
                                                 Obligations Fund, Class IS
                                                 (held as collateral for
                                                 securities lending)
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total Mutual Funds      39,140,433   9,517,441  34,600,010  83,257,884
                                                 (identified cost
                                                 $84,068,793)
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------
                                                  Total Investments --       232,395,093 90,758,184  259,607,114 582,760,391
                                                 107.9%
                                                 (identified cost
                                                 $599,615,887)
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                 Other Assets and            (18,481,533)  575,617   (24,848,312)(42,754,228)
                                                 Liabilities -- (7.9)%
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                 Total Net Assets -- 100%  $213,913,560  $91,333,801  $234,758,802  $540,006,163
                                                 ============================================================================



(1) Denotes variable rate and floating rate obligations for which the current rate is shown.
(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At October 31, 2003, these securities amounted to $45,566,439 which represents 8.4% of total net assets. Included in these amounts are securities which have been deemed liquid amounted to $26,914,154 and representing 5.0% of net assets).
(3) Denotes a restricted security that has been deemed liquid by the criteria approved by the Fund's Board of Trustees.
(4)   Certain shares are temporarily on loan to unaffiliated broker/dealers.
(5)   Affiliated company.

The categories of investments are shown as a percentage of total net assets at October 31, 2003.
The following acronymns are used throughout this portfolio:
ARM -- Adjustable Rate Mortgage
REITS -- Real Estate Investment Trusts


                                                              Federated Limited Term Fund
                                                            Federated Limited Duration Fund
                                                            Federated Short-Term Income Fund
                                                Pro Forma Combining Statements of Assets and Liabilities
                                                              October 31, 2003 (Unaudited)
-------------------------------------------------------------------------------------------------------------------


                                            Federated         Federated   Federated
                                             Limited          Limited     Short-Term     Pro Forma       Proforma
                                           Term Fund          Duration    Income         Adjustment      Combined
                                                              Fund        Fund
                                           ------------       -----------------------   -------------   ------------
Assets:
--------------------------------------
Investments in securities, at value        $232,395,093*      $90,758,1*4 $259,607,11*      $ -         $582,760,391
--------------------------------------
Cash                                            -                -         171,255           -            171,255
--------------------------------------
Income receivable                           2,735,285         948,641     2,341,827          -           6,025,753
--------------------------------------
Receivable for investments sold              299,507           20,762      109,215           -            429,484
--------------------------------------
Receivable for shares sold                   220,553           48,456       92,681           -            361,690
--------------------------------------
Prepaid expenses                                -              18,711       17,967           -            36,678
--------------------------------------     ------------       ---------   -----------   -------------   ------------
     Total assets                          235,650,438        91,794,754  262,340,059        -          589,785,251
--------------------------------------     ------------       ---------   -----------   -------------   ------------
Liabilities:
--------------------------------------
Payable for investments purchased               -                -            -              -               -
--------------------------------------
Payable for shares redeemed                  719,423             -        2,588,275          -           3,307,698
--------------------------------------
Payable to bank                              132,160           20,413         -              -            152,573
--------------------------------------

--------------------------------------
Payable on collateral due to broker        20,273,358         105,250     24,793,544                    45,172,152
--------------------------------------
Payable for transfer and dividend             5,251            10,154         -              -            15,405
disbursing agent fees and expenses
(Note 5)
--------------------------------------
Payable for Directors'/Trustees' fees          603               -           575             -             1,178
Payable for portfolio accounting              4,918            5,024        8,151            -            18,093
fees (Note 5)
Payable for distribution services            40,161            1,065          -              -            41,226
fee (Note 5)
Payable for shareholder services fee         46,489            5,196        6,821            -            58,506
(Note 5)
--------------------------------------
Income distribution payable                  490,995          313,851      183,891                        988,737
--------------------------------------
Accrued expenses                             23,520              -            -              -            23,520
--------------------------------------     ------------       ---------   -----------   -------------
                                                                                                        ------------
     Total liabilities                     21,736,878         460,953     27,581,257         -          49,779,088
--------------------------------------     ------------       ---------   -----------   -------------   ------------
Net Assets                                 $213,913,560       $91,333,801 $234,758,802      $ -         $540,006,163
--------------------------------------     ------------       ---------   -----------   -------------   ------------
Net Assets Consists of:
--------------------------------------
Paid in capital                            $242,890,729       $98,858,740 $256,684,535      $ -         $598,434,004
--------------------------------------
                                                                                                        ------------
Net unrealized depreciation of             (10,667,299)       (2,364,907) (3,823,280)        -          (16,855,486)
investments
--------------------------------------     ------------       ---------   -----------   -------------   ------------
                                                                                                        ------------
Accumulated net realized loss on           (18,274,385)       (5,175,479) (17,933,483)       -          (41,383,347)
investments
--------------------------------------     ------------       ---------   -----------   -------------   ------------
                                                                                                        ------------
Distributions in excess of net              (35,485)           15,447     (168,970)          -           (189,008)
investment income
--------------------------------------     ------------       ---------   -----------   -------------   ------------
                                                                                                        ------------
     Total Net Assets                      $213,913,560       $91,333,801 $234,758,802      $ -         $540,006,163
--------------------------------------     ------------       ---------   -----------   -------------   ------------
Net Assets:
   Class A Shares                          $205,451,265         $ -          $ -         $8,462,295  (a)$213,913,560
                                                                                        -------------
                                           ------------       ---------   -----------   -------------   ------------
   Class F Shares                          $8,462,295           $ -          $ -        $(8,462,295) (a)    $ -
                                           ------------       ---------   -----------   -------------   ------------
                                           ------------       ---------   -----------                   ------------
   Institutional Shares                        $ -            $66,509,355 $205,388,190       $       (a)$205,388,190
                                                                                        (66,509,355)
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Service Shares                $ -            $24,824,446 $29,370,612       $ -         $54,195,058
                                           ------------       ---------   -----------   -------------   ------------
   Class Y Shares                              $ -              $ -          $ -        $66,509,355  (a)$66,509,355
                                           ------------       ---------   -----------   -------------   ------------
Shares Outstanding:
   Class A Shares                          22,899,827            -            -          2,296,116   (b)25,195,943
                                           ------------       ---------   -----------   -------------   ------------
   Class F Shares                            943,239             -            -          (943,239)   (b)     -
                                           ------------       ---------   -----------   -------------   ------------
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Shares                         -             7,062,604   24,177,547    (7,062,604)  (b)24,177,547
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Service Shares                 -             2,636,078   3,457,400       287,885    (b) 6,381,363
                                           ------------       ---------   -----------   -------------   ------------
   Class Y Shares                               -                -            -          7,833,846   (b) 7,833,846
                                           ------------       ---------   -----------   -------------   ------------
Net Asset Value Per Share
   Class A Shares                             $8.97             $ -          $ -            $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Class F Shares                             $8.97             $ -          $ -            $ -             $ -
                                           ------------       ---------   -----------   -------------   ------------
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Shares                        $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Service Shares                $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Class Y Shares                              $ -              $ -          $ -            $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
Offering Price Per Share
   Class A Shares **                          $9.06    ***      $ -          $ -            $ -          $8.58 ***
                                           ------------       ---------   -----------   -------------   ------------
   Class F Shares **                          $9.06    ***      $ -          $ -            $ -             $ -
                                           ------------       ---------   -----------   -------------   ------------
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Shares                        $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Service Shares                $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------                 -------------   ------------
   Class Y Shares                              $ -              $ -          $ -            $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
Redemption Proceeds Per Share
   Class A Shares                             $8.97             $ -          $ -            $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Class F Shares **                         $8.88+             $ -          $ -            $ -             $ -
                                           ------------       ---------   -----------   -------------   ------------
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Shares                        $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Service Shares                $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Class Y Shares                              $ -              $ -          $ -            $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------

Investments, at identified cost            $243,062,392       $93,123,091 $263,430,404      $ -         $599,615,887
--------------------------------------     ------------       ---------   -----------   -------------   ------------
Investments in affiliated issuers          $39,083,481        $9,517,441  $34,600,010       $ -         $83,200,932
--------------------------------------     ------------       ---------   -----------   -------------   ------------


* including value of securities loaned of $19,862,839, $103,006 and $24,299,469, respectively at October 31,. 2003.
** See "What Do Shares Cost?" in the Prospectus.
*** Computation of offering price per share 100/99.0 of net asset value.
+ Computation of redemption proceeds per share 99.0/100 of net asset value.

(a) Adjustment to reflect net assets as a result of the combination.
(b) Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)

                                                               Federated Limited Term Fund
                                                             Federated Limited Duration Fund
                                                            Federated Short-Term Income Fund
                                                      Pro Forma Combining Statements of Operations
                                                  For the Six Months Ended October 31, 2003 (Unaudited)
                                         ------------------------------------------------------------------------


                                                           Federated      Federated
                                          Federated         Limited      Short-Term
                                           Limited         Duration        Income     Pro Forma       Pro Forma
                                          Term Fund          Fund           Fund      Adjustment      Combined
Investment Income:
Interest                                  $4,882,990  (1)  $1,935,091(1)$         (1)    $ -         $11,094,260
                                                                        4,276,179
Dividends                                  769,829          305,336      342,276          -           1,417,441
                                                                                      -----------
                                         -------------     ----------   ----------                   ------------
     Total investment income              5,652,819        2,240,427    4,618,455                    12,511,701
Expenses:
Investment adviser fee                     502,669          194,328      517,949          -           1,214,946
Administrative personnel and services       94,502          78,100       97,374        (41,566)  (a)   228,410
fee
Custodian fees                              9,421            6,349        9,707        (11,414)  (b)   14,063
Transfer and dividend disbursing agent     139,749          45,644       61,669       (174,509)  (c)   72,553
fees and expenses
Directors'/Trustees' fees                   3,929            1,849        3,617        (5,778)   (d)    3,617
Auditing fees                               10,266          16,017        6,457        (23,990)  (e)    8,750
Legal fees                                  3,861            2,517        2,323        (4,505)   (f)    4,196
Portfolio accounting fees                   48,179          33,562       42,490        (52,736)  (g)   71,495
Distribution services fee - Class A        604,501             -            -           23,834   (h)   628,335
Shares
Distribution services fee - Class F         7,150              -            -          (7,150)   (i)      -
Shares
Distribution services fee -                   -             35,989       42,270           -            78,259
Institutional Service Shares
Shareholder services fee - Class A         302,250             -            -           11,917   (j)   314,167
Shares
Shareholder services fee - Class F          11,917             -            -          (11,917)  (k)      -
Shares
Shareholder services fee -                    -             85,466       281,448       (85,466)  (l)   281,448
Institutional Shares
Shareholder services fee -                    -             35,989       42,270           -            78,259
Institutional Service Shares
Share registration costs                    41,585          29,540       28,455        (59,799)  (m)   39,781
Printing and postage                        31,348           9,887       14,226        (33,358)  (n)   22,103
Insurance premiums                           226              990          876         (1,216)   (o)     876
Taxes                                       10,967           4,632          -          (15,599)  (p)      -
Miscellaneous                               2,312             515         4,823        (2,827)   (q)    4,823
                                         -------------     ----------   ----------    -----------    ------------
                                                                                      -----------    ------------
   Total expenses                         1,824,832         581,374     1,155,954     (496,079)       3,066,081
                                         -------------     ----------   ----------    -----------    ------------

                                                                                                     ------------
Waivers and Reimbursements --
   Waiver of investment adviser fee       (112,112)        (194,470)    (50,166)      (200,508)  (r)  (557,256)
   Waiver of transfer and dividend            -             (1,380)      (7,041)        1,380    (s)   (7,041)
   disbursing agent fees and expenses
   Waiver of distribution services fee    (338,521)            -            -          325,954   (t)  (12,567)
   - Class A Shares
   Waiver of distribution services fee     (1,430)             -            -           1,430    (u)      -
   - Class F Shares
   Waiver of distribution services fee
   - Institutional Service Shares             -            (28,791)     (42,270)        24,106   (v)  (46,955)
   Waiver of shareholder services fee
   - Institutional Shares                     -            (85,466)     (281,448)      321,882   (w)  (45,032)
   Reimbursement of investment adviser     (1,538)         (55,664)      (1,036)          -           (58,238)
   fee
                                         -------------     ----------   ----------    -----------    ------------
Total Waivers and Reimbursements          (453,601)        (365,771)    (381,961)      474,244        (727,089)
                                         -------------     ----------   ----------    -----------    ------------
                                                                                                     ------------
Net Expenses                              1,371,231         215,603      773,993       (21,835)       2,338,992
                                         -------------     ----------   ----------    -----------    ------------
                                                                                                     ------------
   Net investment income                  $4,281,588       $2,024,824   $3,844,462     $21,835       $10,172,709
                                         -------------     ----------   ----------    -----------    ------------
Realized and Unrealized Loss on
Investments:
Net realized gain on investments           799,968          115,405      175,115          -           1,090,488
Net change in unrealized appreciation    (4,159,679)       (912,447)    (2,392,553)       -          (7,464,679)
of investments
                                         -------------     ----------   ----------    -----------    ------------
   Net realized and unrealized gain      (3,359,711)       (797,042)    (2,217,438)       -          (6,374,191)
   (loss) on investments
                                         -------------     ----------   ----------    -----------    ------------
                                                                                      -----------
   Change in net assets resulting from     $921,877        $1,227,782   $              $21,835       $3,798,518
operations                                                              1,627,024
                                         -------------     ----------   ----------    -----------    ------------


(1) Including income on securities loaned of $10,042, $1,866 and $6,132, respectively.

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)


                         Federated Limited Term Fund

                       Federated Limited Duration Fund

                       Federated Short-Term Income Fund

            Notes to Pro Forma Combining Statements of Operations

                Six Months Ended October 31, 2003 (Unaudited)



(a) Federated Administrative Services ("FAS"), provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the level of average aggregate daily net assets of the Funds. FAS may voluntarily choose to waive the fee and can modify or terminate its voluntary waiver at its sole discretion.

(b) Adjustment to reflect the custodian fees reduction due to the combining of three portfolios into one.

(c) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund and the level of average aggregate net assets of the Fund for the period. The adjustment is due to the combining of three portfolios into one.

(d) Adjustment to reflect the directors' fee reduction due to the combining of three portfolios into one.

(e) Adjustment to reflect the auditing fee reduction due to the combining of three portfolios into one.

(f) Adjustment to reflect the legal fee reduction due to the combining of three portfolios into one.

(g) Federated Services Company ("FServ") provides the Fund with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Funds for the period, plus out-of-pocket expenses. The adjustment is due to the combining of three portfolios into one.

(h) Adjustment to reflect Class A Shares distribution services fee after combination.

(i) Adjustment to reflect reduction of Class F Shares distribution services fee which is no longer applicable.

(j) Adjustment to reflect Class A Shares shareholder services fee after combination.

(k) Adjustment to reflect reduction of Class F Shares shareholder services fee which is no longer applicable.

(l) Adjustment to reflect Institutional Shares shareholder services fee after combination.

(m) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

(n) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(o) Insurance expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(p) Tax expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(q) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(r) Adjustment to reflect waiver of investment adviser fee based on combined average daily net assets of all three funds.

(s) Adjustment to reflect reduction of waiver of transfer and dividend disbursing agent fees and expenses due to the combining of three portfolios into one.

(t) Adjustment to reflect applicable waiver of distribution (12b-1) fee for Institutional Shares.

(u) Adjustment to reflect reduction of waiver of distribution (12b-1) fee which is no longer applicable.

(v) Adjustment to reflect applicable waiver of distribution (12b-1) fee for Institutional Service Shares.

(w) Adjustment to reflect applicable waiver of shareholder services fee for Institutional Shares.




















                     STATEMENT OF ADDITIONAL INFORMATION



                                July 16, 2004



                         Acquisition of the assets of



                         FEDERATED LIMITED TERM FUND

            a portfolio of Federated Fixed Income Securities, Inc.

                           (A Maryland Corporation)


                          Federated Investors Funds

                             5800 Corporate Drive

                     Pittsburgh, Pennsylvania 15237-7000

                         Telephone No: 1-800-245-5000



                       By and in exchange for Shares of



                       FEDERATED SHORT-TERM INCOME FUND

               a portfolio of Federated Income Securities Trust

                       (A Massachusetts Business Trust)


                          Federated Investors Funds

                             5800 Corporate Drive

                     Pittsburgh, Pennsylvania 15237-7000

                         Telephone No: 1-800-245-5000



            This Statement of Additional Information dated July 16, 2004, is not a prospectus. A Prospectus/Proxy Statement dated July 16, 2004, related to the above-referenced matter may be obtained from Federated Income Securities Trust, on behalf of Federated Short-Term Income Fund, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.




                              TABLE OF CONTENTS





1. Statement of Additional Information of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, dated June 30, 2003 (revised March 31, 2004).



2. Statement of Additional Information of Federated Limited Term Fund, a portfolio of Federated Fixed Income Securities, Inc., dated January 31, 2004.



3. Pro Forma Financial Statements of Federated Short-Term Income Fund and Federated Limited Term Fund, dated April 30, 2003 (unaudited) and October 31, 2003 (unaudited).



4. Financial Statements of Federated Short-Term Income Fund, dated April 30, 2003 (audited).



5. Financial Statements of Federated Limited Term Fund, dated November 30, 2003 (audited).



6. Financial Statements of Federated Short-Term Income Fund, dated October 31, 2003 (unaudited).



7. Financial Statements of Federated Limited Term Fund, dated May 31, 2003 (unaudited).






                    INFORMATION INCORPORATED BY REFERENCE



            The Statement of Additional Information of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust (the "Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A (File No. 33-3164), which was filed with the Securities and Exchange Commission on or about June 30, 2003. A copy may be obtained from the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.



            The Statement of Additional Information of Federated Limited Term Fund, a portfolio of Federated Fixed Income Securities, Inc. (the
"Corporation"), is incorporated by reference to the Corporation's
Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A (File No. 33-43472), which was filed with the Securities and Exchange Commission on or about February 2, 2004. A copy may be obtained from the Corporation at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.



            The audited financial statements of the Federated Short-Term Income Fund dated April 30, 2003, are incorporated by reference to the Annual Report to Shareholders of the Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 26, 2003.



            The audited financial statements of the Federated Limited Term Fund dated November 30, 2003, are incorporated by reference to the Annual Report to Shareholders of the Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 30, 2004.



            The unaudited financial statements of the Federated Short-Term Income Fund dated October 31, 2003 are incorporated by reference to the Semi-Annual Report to Shareholders of the Fund which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 29, 2003.



            The unaudited financial statements of Federated Limited Term Fund dated May 31, 2003 are incorporated by reference to the Semi-Annual Report to Shareholders of the Fund which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about July 29, 2003.







                       FEDERATED SHORT-TERM INCOME FUND

                      Federated Income Securities Trust







Investment Adviser

FEDERATED INVESTMENT MANAGEMENT COMPANY

Federated Investors Tower

1100 Liberty Avenue

Pittsburgh, PA  15222-3779

Distributor

FEDERATED SECURITIES CORP.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Dispersing Agent

FEDERATED SHAREHOLDER SERVICES COMPANY

P.O. Box 8600

Boston, MA  02266-8600





                         Federated Limited Term Fund
                       Federated Limited Duration Fund
                       Federated Short-Term Income Fund
                   Notes to Pro Forma Financial Statements
                          Year Ended April 30, 2003

Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Federated Limited Term Fund, Federated Limited Duration Fund and Federated Short-Term Income Fund, collectively ("the Funds"), for the year ended April 30, 2003. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2003.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Federated Short-Term Income Fund for Federated Limited Term Fund and Federated Limited Duration Fund. Under generally accepted accounting principles, Federated Short-Term Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended April 30, 2003, Federated Short-Term Income Fund, Federated Limited Term Fund and Federated Limited Duration Fund paid investment advisory fees computed at the annual rate of 0.40% as a percentage of average daily net assets.

After reviewing the terms of the Reorganization and considering the following factors: continuity of Investment Adviser; Fund Investment Objective; Fund Expense Structure; Fund Asset Size; and Fund Portfolio Composition, the Fund's accountants, Deloitte & Touche LLP, have determined that Short-Term Income Fund will be the surviving entity for accounting purposes.

All costs of the Reorganization will be paid by Federated Investment Management Company or its affiliates and will not be paid from the assets of the Fund.


Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the issuance of 33,022,413 Class A Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 30,145,441 Class A Shares of Federated Limited Term Fund and 1,137,514 Class F Shares of Federated Limited Term Fund which would have been issued at April 30, 2003 in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 3,608,011 Institutional Service Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 3,251,507 Institutional Service Shares of Federated Limited Duration Fund which would have been issued at April 30, 2003 in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 7,950,707 Class Y Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 7,165,000 Institutional Shares of Federated Limited Duration Fund which would have been issued at April 30, 2003 in connection with the proposed reorganization.




Pro Forma Combining Portfolio of Investments
April 30, 2003 (Unaudited)
  Federated     Federated    Federated                                         Federated   Federated  Federated
   Limited       Limited    Short-Term  Pro Forma                               Limited     Limited   Short-Term  Pro Forma
  Term Fund      Duration   Income Fund Combined                               Term Fund   Duration   Income      Combined
                   Fund                                                                       Fund    Fund
-----------------------------------------------------------------------------------------------------------------------------
Principal
Amount
Value
-----------------------------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgages - 0.1%
                                                  ----------------------------
   $223,755        $ -          $ -     $223,755  (1) Federal Home Loan         $229,826      $ -        $ -      $229,826
                                                  Mortgage Corp. ARM 4.131%,
                                                  9/1/2019
                                                  ----------------------------
                                                  ----------------------------
   229,449          -            -       229,449  (1) Federal Home Loan         235,901        -          -        235,901
                                                  Mortgage Corp. ARM 4.244%,
                                                  12/1/2018
                                                  ----------------------------
                                                  ----------------------------
    66,031          -            -       66,031   (1) Federal National           67,473        -          -        67,473
                                                  Mortgage Association ARM
                                                  4.250%, 12/1/2020
                                                  ----------------------------
                                                  ----------------------------
      -          121,384         -       121,384  (1) Government National          -        125,402       -        125,402
                                                  Mortgage Association ARM
                                                  8902, 1/20/2022
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                  Total Adjustable Rate         533,200     125,402       -        658,602
                                                  Mortgages (identified cost
                                                  $653,327)
                                                  ---------------------------------------------------------------------------
Asset-Backed Securities - 27.3%
Automotive -- 9.3%
                                                  ----------------------------
                                                  ----------------------------
  3,000,000         -        3,000,000  6,000,000 Americredit Automobile       3,130,658       -      3,130,658   6,261,316
                                                  Receivables Trust 2001-B,
                                                  Class A4, 5.37%, 6/12/2008
                                                  ----------------------------
                                                  ----------------------------
      -             -        4,000,000  4,000,000 (1) Americredit Automobile       -           -      4,002,096   4,002,096
                                                  Receivables Trust 2002-A,
                                                  Class A3, 1.50%, 10/12/2006
                                                  ----------------------------
                                                  ----------------------------
   309,857       309,857      154,928    774,642  AmSouth Auto Trust 2000-1,    311,771     311,771    155,886     779,428
                                                  Class A3, 6.67%, 7/15/2004
                                                  ----------------------------
                                                  ----------------------------
  3,410,953         -            -      3,410,953 ANRC Auto Owner Trust        3,441,311       -          -       3,441,311
                                                  2001-A, Class A, 3.76%,
                                                  10/17/2005
                                                  ----------------------------
                                                  ----------------------------
    49,207          -            -       49,207   CIT Marine Trust 1999-A,       49,332        -          -        49,332
                                                  Class A2, 5.80%, 4/15/2010
                                                  ----------------------------
                                                  ----------------------------
  1,568,821         -            -      1,568,821 Chase Manhattan Auto Owner   1,591,114       -          -       1,591,114
                                                  Trust 2001-A, Class A3,
                                                  4.55%, 8/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,736,584         -            -      1,736,584 DaimlerChrysler Auto Trust   1,752,994       -          -       1,752,994
                                                  2000-E, Class A3, 6.11%,
                                                  11/8/2004
                                                  ----------------------------
                                                  ----------------------------
  2,000,000     1,000,000    2,000,000  5,000,000 (1) DaimlerChrysler Master   1,998,780    999,390   1,998,780   4,996,950
                                                  Owner Trust 2002-A, Class
                                                  A, 1.37%, 5/15/2007
                                                  ----------------------------
                                                  ----------------------------
  1,965,504      982,752     1,834,470  4,782,726 (2) First Tennessee          2,001,138   1,000,569  1,867,729   4,869,436
                                                  Financial Auto
                                                  Securitization Trust
                                                  2002-A, Class A, 3.55%,
                                                  7/15/2008
                                                  ----------------------------
                                                  ----------------------------
      -           46,543         -       46,543   Fleetwood Credit Corp.           -         47,437       -        47,437
                                                  Grantor Trust 1996-B,
                                                  6.90%, 3/15/2012
                                                  ----------------------------
                                                  ----------------------------
      -             -        3,694,985  3,694,985 Ford Credit Auto Owner           -           -      3,742,835   3,742,835
                                                  Trust 2001-D, Class A3,
                                                  4.31%, 6/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000    1,500,000  2,500,000 Honda Auto Receivables           -       1,014,670  1,522,005   2,536,675
                                                  Owner Trust 2002-1, Class
                                                  A3, 3.50%, 10/17/2005
                                                  ----------------------------
                                                  ----------------------------
  3,616,370         -            -      3,616,370 Household Automotive Trust   3,661,141       -          -       3,661,141
                                                  2001-3, Class A3, 3.68%,
                                                  4/17/2006
                                                  ----------------------------
                                                  ----------------------------
      -             -        3,000,000  3,000,000 (2)(3) Hyundai Auto              -           -      3,049,224   3,049,224
                                                  Receivables Trust 2002-A,
                                                  Class A3, 2.80%, 2/15/2007
                                                  ----------------------------
                                                  ----------------------------
  1,097,983         -        1,372,479  2,470,462 Isuzu Auto Owner Trust       1,102,924       -      1,378,655   2,481,579
                                                  2001-1, Class A3, 4.88%,
                                                  11/22/2004
                                                  ----------------------------
                                                  ----------------------------
      -           82,183      164,366    246,549  Key Auto Finance Trust           -         83,030    166,061     249,091
                                                  1999-1, Class C, 7.08%,
                                                  1/15/2007
                                                  ----------------------------
                                                  ----------------------------
  2,661,588         -            -      2,661,588 Long Beach Acceptance Auto   2,703,588       -          -       2,703,588
                                                  Receivables Trust 2001-1,
                                                  Class A3, 5.198%, 3/13/2006
                                                  ----------------------------
                                                  ----------------------------
  1,500,000      500,000     1,500,000  3,500,000 M&I Auto Loan Trust          1,571,970    523,990   1,571,970   3,667,930
                                                  2001-1, Class B, 5.88%,
                                                  6/20/2008
                                                  ----------------------------
                                                  ----------------------------
  1,169,500         -        1,000,000  2,169,500 MMCA Automobile Trust        1,217,011       -      1,040,625   2,257,636
                                                  2000-2, Class B, 7.42%,
                                                  8/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,010,780         -            -      1,010,780 MMCA Automobile Trust        1,031,051       -          -       1,031,051
                                                  2001-2, Class B, 5.75%,
                                                  6/15/2007
                                                  ----------------------------
                                                  ----------------------------
   180,215       360,429      457,384    998,028  Mellon Auto Grantor Trust     186,464     372,929    473,247    1,032,640
                                                  2000-1, Class B, 7.43%,
                                                  10/15/2006
                                                  ----------------------------
                                                  ----------------------------
  1,577,099         -            -      1,577,099 Mellon Auto Grantor Trust    1,642,217       -          -       1,642,217
                                                  2000-2, Class B, 6.67%,
                                                  7/15/2007
                                                  ----------------------------
                                                  ----------------------------
   972,197          -         972,197   1,944,394 Navistar Financial Corp.      979,440        -       979,440    1,958,880
                                                  Owner Trust 2001-A, Class
                                                  A3, 4.99%, 8/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -             -         817,682    817,682  Navistar Financial Corp.         -           -       846,153     846,153
                                                  Owner Trust 2002-A, Class
                                                  B, 4.95%, 4/15/2009
                                                  ----------------------------
                                                  ----------------------------
    69,332        14,450         -       83,782   (2) Paragon Auto               69,332      14,450       -        83,782
                                                  Receivables Owner Trust
                                                  1998-A, Class B, 7.47%,
                                                  11/15/2004
                                                  ----------------------------
                                                  ----------------------------
    84,861        49,783         -       134,644  (2) Paragon Auto               88,060      51,660       -        139,720
                                                  Receivables Owner Trust
                                                  1998-B, Class B, 7.03%,
                                                  3/15/2005
                                                  ----------------------------
                                                  ----------------------------
    68,641        85,802         -       154,443  Paragon Auto Receivables       69,063      86,328       -        155,391
                                                  Owner Trust 1999-A, Class
                                                  A, 5.95%, 11/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -             -         454,716    454,716  The CIT Group                    -           -       477,124     477,124
                                                  Securitization Corp. II,
                                                  Class B, 6.45%, 6/15/2018
                                                  ----------------------------
                                                  ----------------------------
      -          159,651         -       159,651  Toyota Auto Receivables          -        160,452                160,452
                                                  Owner Trust 2000-B, Class
                                                  A3, 6.76%, 8/15/2004
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000        -      1,000,000 Toyota Auto Receivables          -       1,025,370              1,025,370
                                                  Owner Trust 2002-B, Class
                                                  A3, 3.76%, 6/15/2006
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    28,599,359  5,692,046  26,402,488 60,693,893
                                                  ---------------------------------------------------------------------------
 Credit Card -- 2.7%
                                                  ----------------------------
   281,218        22,801      456,030    760,049  (2) Banco Nacional de         282,053      22,869    457,384     762,306
                                                  Mexico S.A., Credit Card
                                                  Merchant Voucher
                                                  Receivables Master Trust,
                                                  Series 1996-A, Class A1,
                                                  6.25%, 12/1/2003
                                                  ----------------------------
                                                  ----------------------------
      -             -        3,000,000  3,000,000 (1) Citibank Credit Card         -           -      2,982,390   2,982,390
                                                  Issuance Trust 2000-C2,
                                                  Class C2, 1.94%, 10/15/2007
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000        -      1,000,000 Citibank Credit Card             -       1,001,850      -       1,001,850
                                                  Master Trust 2002-C1,
                                                  Class C1, 2.34%, 2/9/2009
                                                  ----------------------------
                                                  ----------------------------
  2,208,147      684,525     2,208,147  5,100,819 Fingerhut Master Trust       2,230,626    691,494   2,230,626   5,152,746
                                                  1998-2, Class A, 6.23%,
                                                  2/15/2007
                                                  ----------------------------
                                                  ----------------------------
      -             -        2,500,000  2,500,000 (2) First USA Credit Card        -           -      2,574,975   2,574,975
                                                  Master Trust 1999-1, Class
                                                  C, 6.42%, 10/19/2006
                                                  ----------------------------
                                                  ----------------------------
  2,000,000         -            -      2,000,000 (2)(3) MBNA Master Credit    2,134,860       -                  2,134,860
                                                  Card Trust 1999-M, Class
                                                  C, 7.45%, 4/16/2007
                                                  ----------------------------
                                                  ----------------------------
  1,000,000     1,000,000        -      2,000,000 MBNA Master Credit Card      1,097,190   1,097,190              2,194,380
                                                  Trust 2000-A, Class A,
                                                  7.35%, 7/16/2007
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000        -      1,000,000 (3) Providian Master Trust       -       1,046,018      -       1,046,018
                                                  1999-1, Class C, 7.35%,
                                                  1/15/2009
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   5,744,729   3,859,421  8,245,375  17,849,525
                                                  ---------------------------------------------------------------------------
 Equipment Leasing -- 0.6%
                                                  ----------------------------
                                                  ----------------------------
  1,907,291      635,764     1,176,319  3,719,374 (2) Great America Leasing    1,963,024    654,341   1,210,692   3,828,057
                                                  Receivables 2002-1, Class
                                                  C, 4.91%, 7/15/2007
                                                  ---------------------------------------------------------------------------
 Home Equity Loan -- 8.5%
                                                  ----------------------------
                                                  ----------------------------
      -             -         982,300    982,300  (2)(3) 125 Home Loan Owner       -           -      1,032,181   1,032,181
                                                  Trust 1998-1A, Class M2,
                                                  7.75%, 2/15/2029
                                                  ----------------------------
                                                  ----------------------------
  27,200,619    8,500,193   17,000,387  52,701,199ACE Securities Corp.         1,510,722    472,101    944,201    2,927,024
                                                  2001-HE1, Class AIO,
                                                  6.00%, 8/20/2004
                                                  ----------------------------
                                                  ----------------------------
  1,065,389         -         710,259   1,775,648 (2) AQ Finance NIM Trust     1,050,740       -       700,493    1,751,233
                                                  2002-1, Class NOT, 9.50%,
                                                  6/25/2032
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,620,089  1,620,089 AQ Finance NIM Trust             -           -      1,614,094   1,614,094
                                                  2002-N6, Class NOT, 1.97%,
                                                  12/25/2007
                                                  ----------------------------
                                                  ----------------------------
    65,286          -            -       65,286   (1)(2)(3) Ameriquest           64,306        -          -        64,306
                                                  Mortgage Securities I
                                                  2001-2, Class NIM,. 9.00%,
                                                  10/25/2031
                                                  ----------------------------
                                                  ----------------------------
  25,000,000    10,000,000  17,500,000  52,500,000Ameriquest Mortgage          2,179,750    871,900   1,525,825   4,577,475
                                                  Securities, Inc. 2002-3,
                                                  Class S, 6.00%, 8/25/2032
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,854,895  1,854,895 Ameriquest Mortgage              -           -      1,858,419   1,858,419
                                                  Securities, Inc. 2002-5,
                                                  Class AVI, 1.84%, 2/25/2033
                                                  ----------------------------
                                                  ----------------------------
  21,800,000        -            -      21,800,000Asset Backed Funding         1,443,378       -          -       1,443,378
                                                  Certificate 2002-OPT1,
                                                  Class AIO, 6.00%, 3/25/2005
                                                  ----------------------------
                                                  ----------------------------
      -         5,153,000        -      5,153,000 (2) Bayview Financial            -        341,427       -        341,427
                                                  Acquisition Trust 2002-CA,
                                                  Class AIO, 14.00%,
                                                  10/25/2004
                                                  ----------------------------
                                                  ----------------------------
  36,153,846    9,038,462        -      45,192,308Centex Home Equity 2002-B,    903,846     225,961       -       1,129,807
                                                  Class AIO, 6.00%,
                                                  11/25/2003
                                                  ----------------------------
                                                  ----------------------------
  29,594,500    10,092,333  19,729,667  59,416,500Centex Home Equity 2002-C,   1,387,390    473,128    924,927    2,785,445
                                                  Class AIO, 6.00%, 8/25/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,191,389  1,191,389 Chase Funding Loan               -           -      1,197,560   1,197,560
                                                  Acquisition Trust 2001-C2,
                                                  Class IA2, 5.673%,
                                                  5/25/2022
                                                  ----------------------------
                                                  ----------------------------
   346,381          -         346,381    692,762  (1) Chase Funding Mortgage    348,736        -       348,736     697,472
                                                  Loan Asset-Backed
                                                  Certificates 1999-1, Class
                                                  IIB, 4.07%, 6/25/2028
                                                  ----------------------------
                                                  ----------------------------
      -             -         371,599    371,599  Cityscape Home Equity Loan       -           -       373,903     373,903
                                                  Trust 1997-1, Class A4,
                                                  7.23%, 3/25/2018
                                                  ----------------------------
                                                  ----------------------------
   128,084          -            -       128,084  Cityscape Home Equity Loan    130,754        -          -        130,754
                                                  Trust 1997-4, Class B,
                                                  7.94%, 10/25/2018
                                                  ----------------------------
                                                  ----------------------------
  1,984,855         -            -      1,984,855 Conseco Finance 2001-B,      2,001,411       -          -       2,001,411
                                                  Class 1A3, 5.808%,
                                                  6/15/2032
                                                  ----------------------------
                                                  ----------------------------
  22,384,615        -            -      22,384,615Conseco Finance 2001-D,      1,564,461       -          -       1,564,461
                                                  Class AIO, 8.80%,
                                                  11/15/2032
                                                  ----------------------------
                                                  ----------------------------
      -             -         175,397    175,397  (1) ContiMortgage Home           -           -       175,257     175,257
                                                  Equity Loan Trust 1996-4,
                                                  Class A10, 1.55%, 1/15/2028
                                                  ----------------------------
                                                  ----------------------------
      -           6,997          -        6,997   Countrywide Asset-Backed         -         7,024        -         7,024
                                                  Certificates 1999-1, Class
                                                  AF2, 6.16%, 9/25/2025
                                                  ----------------------------
                                                  ----------------------------
  2,168,888         -        1,963,928  4,132,816 Ditech Home Loan Owner       2,254,364       -      2,041,327   4,295,691
                                                  Trust 1997-1, Class A4,
                                                  7.36%, 1/15/2024
                                                  ----------------------------
                                                  ----------------------------
    60,236          -            -       60,236   EQCC Home Equity Loan          61,439        -          -        61,439
                                                  Trust 1995-4, Class A4,
                                                  6.95%, 3/15/2012
                                                  ----------------------------
                                                  ----------------------------
      -          456,348         -       456,348  EQCC Home Equity Loan            -        464,858       -        464,858
                                                  Trust 1996-3, Class A6,
                                                  7.40%, 12/15/2019
                                                  ----------------------------
                                                  ----------------------------
      -           88,617         -       88,617   EQCC Home Equity Loan            -         89,766       -        89,766
                                                  Trust 1997-2, Class A7,
                                                  6.89%, 2/15/2020
                                                  ----------------------------
                                                  ----------------------------
      -          960,994     1,441,491  2,402,485 EQCC Home Equity Loan            -        980,512   1,470,768   2,451,280
                                                  Trust 1999-2, Class A3F,
                                                  6.347%, 8/25/2022
                                                  ----------------------------
                                                  ----------------------------
  26,000,000        -            -      26,000,000Equity One Abs, Inc.          767,000        -          -        767,000
                                                  2001-3, Class AIO, 6.00%,
                                                  11/25/2003
                                                  ----------------------------
                                                  ----------------------------
   706,936          -            -       706,936  (2) First Franklin Nim        706,936        -          -        706,936
                                                  Trust 2001-FF2, Class NOT,
                                                  8.35%, 1/25/2031
                                                  ----------------------------
                                                  ----------------------------
   827,254          -            -       827,254  (1)(2) First Plus Home        841,169        -          -        841,169
                                                  Loan Trust 1997-3, Class
                                                  B2, 8.50%, 11/10/2023
                                                  ----------------------------
                                                  ----------------------------
  2,453,440         -            -      2,453,440 First Plus Home Loan Trust   2,527,314       -          -       2,527,314
                                                  1997-4, Class M1, 7.14%,
                                                  9/11/2023
                                                  ----------------------------
                                                  ----------------------------
    22,231        22,231         -       44,462   Green Tree Home                22,241      22,241       -        44,482
                                                  Improvement Loan Trust
                                                  1995-C, Class B1, 7.20%,
                                                  7/15/2020
                                                  ----------------------------
                                                  ----------------------------
  2,000,000      481,015         -      2,481,015 Green Tree Home              1,287,320    309,610       -       1,596,930
                                                  Improvement Loan Trust
                                                  1997-C, Class B2, 7.59%,
                                                  8/15/2028
                                                  ----------------------------
                                                  ----------------------------
      -          131,821         -       131,821  Green Tree Home                  -        132,182       -        132,182
                                                  Improvement Loan Trust
                                                  1998-D, Class HEA, 6.32%,
                                                  8/15/2029
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,970,226  1,970,226 IMC Home Equity Loan Trust       -           -      2,092,616   2,092,616
                                                  1998-1, Class A6, 6.52%,
                                                  6/20/2029
                                                  ----------------------------
                                                  ----------------------------
   200,308        91,321         -       291,629  Independent National          201,854      92,026       -        293,880
                                                  Mortgage Corp. Home Equity
                                                  1997-A, Class BF, 7.395,
                                                  10/25/2028
                                                  ----------------------------
                                                  ----------------------------
   132,190          -            -       132,190  Indymac Home Equity Loan      134,531        -          -        134,531
                                                  Asset-Backed Trust 1998-A,
                                                  Class AF4, 6.31%,
                                                  10/25/2029
                                                  ----------------------------
                                                  ----------------------------
  1,300,000         -            -      1,300,000 Indymac Home Equity Loan     1,409,837       -          -       1,409,837
                                                  Asset-Backed Trust 2001-A,
                                                  Class AF6, 6.537%,
                                                  11/25/2030
                                                  ----------------------------
                                                  ----------------------------
  18,038,000        -            -      18,038,000Irwin Home Equity 2001-2,    1,465,588       -          -       1,465,588
                                                  Class AIO, 10.00%,
                                                  3/25/2004
                                                  ----------------------------
                                                  ----------------------------
   891,081          -            -       891,081  Mellon Bank Home Equity       919,658        -          -        919,658
                                                  Installment Loan 1997-1,
                                                  Class A4, 6.84%, 7/25/2012
                                                  ----------------------------
                                                  ----------------------------
      -          721,301      721,300   1,442,601 Mellon Bank Home Equity          -        760,388    760,388    1,520,776
                                                  Installment Loan Trust
                                                  1998-1, Class B, 6.95%,
                                                  3/25/2015
                                                  ----------------------------
                                                  ----------------------------
   255,597       127,799         -       383,396  NC Finance Trust 1999-1,       71,567      35,784       -        107,351
                                                  Class B, 8.75%, 1/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -             -         987,839    987,839  New Century Home Equity          -           -      1,049,065   1,049,065
                                                  Loan Trust 1997-NC5, Class
                                                  M2, 7.24%, 10/2/2028
                                                  ----------------------------
                                                  ----------------------------
      -         10,000,000       -      10,000,000(2) Quest Trust 2002-X1,         -        618,000       -        618,000
                                                  Class S, 5.25%, 11/25/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -       20,251,000  20,251,000Residential Asset Mortgage       -           -       769,335     769,335
                                                  Products, Inc., Series
                                                  2002-RS1, Class AII,
                                                  5.50%, 7/25/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,984,020  1,984,020 Residential Asset Mortgage       -           -      1,997,194   1,997,194
                                                  Products, Inc., Series
                                                  2002-RZ1, Class A2,4.30%,
                                                  4/25/2023
                                                  ----------------------------
                                                  ----------------------------
  1,050,500       99,393         -      1,149,893 (2) Saxon Asset Securities   1,037,347     98,149       -       1,135,496
                                                  Trust 1998-1, Class BF2,
                                                  8.00%, 12/25/2027
                                                  ----------------------------
                                                  ----------------------------
   160,311        80,156      240,467    480,934  (1) Saxon Asset Securities    160,754      80,377    241,131     482,262
                                                  Trust 2000-2, Class AV1,
                                                  1.58%, 7/25/2030
                                                  ----------------------------
                                                  ----------------------------
      -         14,943,655  22,415,483  37,359,138Saxon Asset Securities           -        633,910    950,865    1,584,775
                                                  Trust 2001-3, Class AIO,
                                                  6.25%, 4/25/2004
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   26,454,413  6,709,344  22,068,285 55,232,042
                                                  ---------------------------------------------------------------------------
 Manufactured Housing -- 1.9%
                                                  ----------------------------
      -             -        1,228,181  1,228,181 Green Tree Financial Corp.       -           -      1,256,761   1,256,761
                                                  1993-2, Class A4, 6.90%,
                                                  7/15/2018
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,069,862  1,069,862 Green Tree Financial Corp.       -           -      1,077,115   1,077,115
                                                  1993-4, Class A4, 6.60%,
                                                  1/15/2019
                                                  ----------------------------
                                                  ----------------------------
   750,000          -            -       750,000  Green Tree Financial Corp.    597,713        -          -        597,713
                                                  1995-3, Class B1, 7.85%,
                                                  8/15/2025
                                                  ----------------------------
                                                  ----------------------------
  1,250,000      250,000     2,000,000  3,500,000 Green Tree Financial Corp.    338,413      67,683    541,460     947,556
                                                  1996-2, Class B-1, 7.55%,
                                                  4/15/2027
                                                  ----------------------------
                                                  ----------------------------
  1,402,943         -        1,302,399  2,705,342 Green Tree Financial Corp.   1,437,315       -      1,334,308   2,771,623
                                                  1997-1, Class A5, 6.86%,
                                                  3/15/2028
                                                  ----------------------------
                                                  ----------------------------
  2,250,000     1,250,203        -      3,500,203 Green Tree Financial Corp.    681,570     378,712       -       1,060,282
                                                  1997-3, Class B1, 7.51%,
                                                  3/15/2028
                                                  ----------------------------
                                                  ----------------------------
   508,103          -            -       508,103  Green Tree Financial Corp.    517,056        -          -        517,056
                                                  1998-2, Class A5, 6.24%,
                                                  11/1/2016
                                                  ----------------------------
                                                  ----------------------------
  4,000,000     1,000,000        -      5,000,000 Green Tree Financial Corp.    675,440     168,860       -        844,300
                                                  1999-5, Class B1, 9.20%,
                                                  4/1/2031
                                                  ----------------------------
                                                  ----------------------------
  2,000,000     1,276,535    4,000,000  7,276,535 (2) Merit Securities Corp.    600,000     382,961   1,200,000   2,182,961
                                                  12, Class 1B, 7.98%,
                                                  7/28/2033
                                                  ----------------------------
                                                  ----------------------------
   500,000       500,000         -      1,000,000 Vanderbuilt Mortgage          472,639     472,639                945,278
                                                  Finance 1999-A, Class 2B2,
                                                  3.90%, 6/7/2016
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    5,320,146   1,470,855  5,409,644  12,200,645
                                                  ---------------------------------------------------------------------------
 Other --
2.4%
                                                  ----------------------------
   680,326       680,326     2,040,978  3,401,630 (1) CapitalSource             679,688     679,688   2,039,064   3,398,440
                                                  Commercial Loan Trust
                                                  2002-2A, Class A, 1.88%,
                                                  9/20/2010
                                                  ----------------------------
                                                  ----------------------------
  1,900,682         -        1,246,349  3,147,031 Catepillar Financial Asset   1,944,214       -      1,274,895   3,219,109
                                                  Trust 2001-A, Class A3,
                                                  4.85%, 4/25/2007
                                                  ----------------------------
                                                  ----------------------------
  28,086,896        -            -      28,086,896Conseco Recretional          1,518,939       -          -       1,518,939
                                                  Enthusiast Consumer Trust
                                                  2001-A, Class AIO, 5.00%,
                                                  8/15/2025
                                                  ----------------------------
                                                  ----------------------------
  2,377,601         -        5,284,354  7,661,955 FMAC Loan Receivables         106,992        -       237,796     344,788
                                                  Trust 1997-A, Class A-X,
                                                  2.77%, 4/15/2019
                                                  ----------------------------
                                                  ----------------------------
  2,200,000      613,000         -      2,813,000 Green Tree Home              1,928,828    537,442       -       2,466,270
                                                  Improvement Loan Trust
                                                  1996-F, Class HI2, 7.70%,
                                                  11/15/2027
                                                  ----------------------------
                                                  ----------------------------
  2,585,955         -            -      2,585,955 John Deere Owner Trust       2,616,994       -          -       2,616,994
                                                  2001-A, Class A3, 3.26%,
                                                  10/17/2005
                                                  ----------------------------
                                                  ----------------------------
      -             -        2,000,000  2,000,000 (1) Mellon Bank Premium          -           -      2,002,260   2,002,260
                                                  Finance Loan Master Trust
                                                  2002-1, Class A, 1.56%,
                                                  12/17/2007
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    8,795,655   1,217,130  5,554,015  15,566,800
                                                  ---------------------------------------------------------------------------
 Rate Reduction Bond -- 1.9%
                                                  ----------------------------
      -         1,129,896    1,883,159  3,013,055 CPL Tranisition Funding          -       1,151,092  1,918,487   3,069,579
                                                  LLC 2002-1, Class A1,
                                                  3.54%, 1/15/2007
                                                  ----------------------------
                                                  ----------------------------
  2,780,000         -        2,000,000  4,780,000 California Infrastructure    3,021,554       -      2,173,780   5,195,334
                                                  & Economic Development
                                                  Bank Special Purpose Trust
                                                  SCE-1, Series 1997-1,
                                                  Class A6, 6.38%, 9/25/2008
                                                  ----------------------------
                                                  ----------------------------
   414,035       318,489         -       732,524  California Infrastructure     418,879     322,215       -        741,094
                                                  & Economic Development
                                                  Bank Special Purpose Trust
                                                  SDG&E-1, Series 1997-1,
                                                  Class A5, 6.19%, 9/25/2005
                                                  ----------------------------
                                                  ----------------------------
  1,000,000     1,000,000    1,500,000  3,500,000 California Infrastructure    1,085,580   1,085,580  1,628,370   3,799,530
                                                  & Economic Development
                                                  Bank Special Purpose Trust
                                                  SDG&E, Series 1997-1,
                                                  Class A6, 6.31%, 9/25/2008
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    4,526,013   2,558,887  5,720,637  12,805,537
                                                  ---------------------------------------------------------------------------
                                                  ---------------------------------------------------------------------------
                                                  Total Asset-Backed           81,403,339  22,162,024 74,611,136 178,176,499
                                                  Securities (identified
                                                  cost $194,703,876)
                                                  ---------------------------------------------------------------------------
Collateralized Mortgage Obligations - 11.7%
Commercial Mortgage -- 0.1%
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
  3,040,949         -        6,842,134  9,883,083 First Union Lehman            134,090        -       301,703     435,793
                                                  Brothers Commerical
                                                  Mortgage Trust, Series
                                                  1997-C1, Class IO, 1.29%,
                                                  4/18/2029
                                                  ---------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation-- 2.7%
                                                  ----------------------------
                                                  ----------------------------
      -          244,924         -       244,924  Federal National Mortgage        -        254,214       -        254,214
                                                  Association, Series
                                                  1993-32, Class H, 6.00%,
                                                  3/25/2023
                                                  ----------------------------
                                                  ----------------------------
  13,186,294        -            -      13,186,294Federal Home Loan Mortgage    380,442        -          -        380,442
                                                  Corp., Series 2416, Class
                                                  P1, 6.00%, 8/15/2012
                                                  ----------------------------
                                                  ----------------------------
  2,000,000         -        3,000,000  5,000,000 Federal Home Loan Mortgage   1,996,260       -      2,994,390   4,990,650
                                                  Corp., Series 2603, Class
                                                  A2, 2.00%, 12/15/2008
                                                  ----------------------------
                                                  ----------------------------
  5,000,000     2,000,000    5,000,000  12,000,000Federal Home Loan Mortgage   4,982,800   1,993,120  4,982,800  11,958,720
                                                  Corp. Structured Pass
                                                  Through, Class A3, 2.29%,
                                                  2/15/2010
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    7,359,502   2,247,334  7,977,190  17,584,026
                                                  ---------------------------------------------------------------------------
Non-Agency Mortgage -- 8.9%
                                                  ----------------------------
                                                  ----------------------------
   786,500          -        1,543,838  2,330,338 (2) Bayview Financial         713,992        -      1,688,738   2,402,730
                                                  Acquisition Trust 1998-1,
                                                  Class MI3, 8.21%, 5/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -          419,490         -       419,490  (2) Bayview Financial            -        318,091       -        318,091
                                                  Acquisition Trust 1998-1,
                                                  Class MII, 3.07%, 5/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -             -         582,917    582,917  (1)(2) Bayview Financial         -           -       552,407     552,407
                                                  Acquisiton Trust 1998-1,
                                                  Class MII2, 2.07%,
                                                  5/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -             -         659,823    659,823  (1)(2) Bayview Financial         -           -       591,571     591,571
                                                  Acquisiton Trust 1998-1,
                                                  Class MII2, 2.17%,
                                                  5/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -          360,062         -       360,062  (2) Bayview Financial            -        317,417       -        317,417
                                                  Acquisition Trust 1998-1,
                                                  Class M23, 2.77%, 5/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -           37,915         -       37,915   C-BASS ABS LLC Series            -         39,023       -        39,023
                                                  1998-3, Class AF, 6.50%,
                                                  1/25/2033
                                                  ----------------------------
                                                  ----------------------------
      -          821,345         -       821,345  C-BASS ABS LLC Series            -        758,208       -        758,208
                                                  1999-3, Class B1, 6.885%,
                                                  2/3/2029
                                                  ----------------------------
                                                  ----------------------------
   418,296          -            -       418,296  Citicorp Mortgage             426,844        -          -        426,844
                                                  Securities, Inc. 1992-18,
                                                  Class A1, 4.53%, 11/25/2022
                                                  ----------------------------
                                                  ----------------------------
      -           77,310     1,920,642  1,997,952 (1)(2) Credit-Based Asset        -         76,923   1,911,038   1,987,961
                                                  Servicing And
                                                  Securitization 1997-1,
                                                  Class A1, 4.54%, 2/1/2017
                                                  ----------------------------
                                                  ----------------------------
   270,676        85,118         -       355,794  (2) GE Capital Mortgage       248,649      78,191       -        326,840
                                                  Services, Inc. 1994-3,
                                                  Class B4, 6.50%, 1/25/2024
                                                  ----------------------------
                                                  ----------------------------
  1,955,138         -        2,893,605  4,848,743 GE Capital Mortgage          2,036,433       -      3,013,921   5,050,354
                                                  Services, Inc. 1998-16,
                                                  Class A3, 6.50%, 10/25/2013
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,168,497  1,168,497 (2) Greenwich Capital            -           -      1,143,305   1,143,305
                                                  Acceptance 1991-4, Class
                                                  B1A, 6.34%, 7/1/2019
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,204,784  1,204,784 (1) Greenwich Capital            -           -      1,204,410   1,204,410
                                                  Acceptance 1993-AFCI,
                                                  Class B1, 3.99%, 8/25/2023
                                                  ----------------------------
                                                  ----------------------------
   254,485        84,828      254,485    593,798  GSR Mortgage Loan Trust       256,136      85,379    256,136     597,651
                                                  2002-9, Class A2B, 3.419%,
                                                  10/25/2032
                                                  ----------------------------
                                                  ----------------------------
  4,000,000     1,500,000    3,500,000  9,000,000 GSR Mortgage Loan Trust      4,074,062   1,527,773  3,564,805   9,166,640
                                                  2002-10, Class A2B,
                                                  3.322%, 11/25/2032
                                                  ----------------------------
                                                  ----------------------------
  3,000,000         -            -      3,000,000 (2) Harwood Street Funding   2,980,320       -          -       2,980,320
                                                  I LLC 2001-1A, Class CTF,
                                                  3.12%, 9/20/2004
                                                  ----------------------------
                                                  ----------------------------
  2,827,611         -        3,770,148  6,597,759 (1) Impac CMB Trust          2,835,840       -      3,781,119   6,616,959
                                                  2002-7, Class A, 1.75%,
                                                  11/25/2032
                                                  ----------------------------
                                                  ----------------------------
  1,200,000         -            -      1,200,000 Mellon Residential Funding   1,343,772       -          -       1,343,772
                                                  Corp. 1998-A, Class B3,
                                                  7.500%, 6/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -         1,259,649        -      1,259,649 (2) Mellon Residential           -       1,122,435      -       1,122,435
                                                  Funding Corp. 1999-TBC1,
                                                  Class B4, 6.42%, 1/25/2029
                                                  ----------------------------
                                                  ----------------------------
  2,940,420         -            -      2,940,420 PNC Mortgage Securities      3,119,109       -          -       3,119,109
                                                  Corp. 1997-2, Class B1,
                                                  7.50%, 3/25/2027
                                                  ----------------------------
                                                  ----------------------------
      -             -         54,081     54,081   PNC Mortgage Securities          -           -        54,013     54,013
                                                  Corp. 1999-5, Class 2A-1,
                                                  6.75%, 7/25/2029
                                                  ----------------------------
                                                  ----------------------------
      -             -         381,572    381,572  Prudential Home Mortgage         -           -       394,385     394,385
                                                  Securities 1992-5, Class
                                                  A-6, 7.50%, 4/25/2007
                                                  ----------------------------
                                                  ----------------------------
   996,152          -         996,152   1,992,304 (1)(2)(3) RESI Finance LP     998,025        -       998,025    1,996,050
                                                  2002-A, Class B3, 2.925%,
                                                  10/10/2034
                                                  ----------------------------
                                                  ----------------------------
      -          298,846         -       298,846  RESI Finance LP 2002-A,          -        299,408       -        299,408
                                                  Class B3, 2.925%,
                                                  10/10/2034
                                                  ----------------------------
                                                  ----------------------------
   264,148       132,074         -       396,222  (1)(2) Resecuritization       206,118     103,059       -        309,177
                                                  Mortgage Trust 1998-A,
                                                  Class B3, 7.86035%,
                                                  10/26/2023
                                                  ----------------------------
                                                  ----------------------------
      -             -       32,500,000  32,500,000Residential Asset                -           -       907,725     907,725
                                                  Securitization Trust
                                                  2002-A4, Class AIO, 2.50%,
                                                  9/25/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -       50,000,000  50,000,000Residential Asset                -           -      1,282,150   1,282,150
                                                  Securitization Trust
                                                  2002-A11, Class AIO,
                                                  2.50%, 3/25/2005
                                                  ----------------------------
                                                  ----------------------------
      -          303,190      454,785    757,975  Residential Funding              -        306,386    459,579     765,965
                                                  Mortgage Securities I
                                                  1994-S13, Class M1, 7.00%,
                                                  5/25/2024
                                                  ----------------------------
                                                  ----------------------------
   373,046          -            -       373,046  Residential Funding           378,936        -          -        378,936
                                                  Mortgage Securities I
                                                  1996-S1, Class A11, 7.10%,
                                                  1/25/2026
                                                  ----------------------------
                                                  ----------------------------
   467,802          -            -       467,802  Residential Funding           467,538        -          -        467,538
                                                  Mortgage Securities I
                                                  1997-S17, Class A14,
                                                  7.00%, 11/25/2027
                                                  ----------------------------
                                                  ----------------------------
   436,762        61,343         -       498,105  (2) SMFC Trust                335,761      47,157       -        382,918
                                                  Asset-Backed Certificates,
                                                  Series 1997-A, Class 4,
                                                  4.42522%, 1/28/2025
                                                  ----------------------------
                                                  ----------------------------
    95,499        95,499     1,050,491  1,241,489 Structured Asset               95,829      95,829   1,054,124   1,245,782
                                                  Securities Corp.
                                                  1999-ALS2, Class A2,
                                                  6.75%, 7/25/2029
                                                  ----------------------------
                                                  ----------------------------
  1,250,000      750,000     3,000,000  5,000,000 Washington Mutual            1,263,260    757,956   3,031,823   5,053,039
                                                  2003-AR1, Class A2, 2.92%,
                                                  3/25/2033
                                                  ----------------------------
                                                  ----------------------------
  2,000,000      750,000     2,000,000  4,750,000 Washington Mutual            1,998,220    749,333   1,998,220   4,745,773
                                                  2003-AR3, Class A2,
                                                  2.828%, 4/25/2033
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    23,778,844  6,682,568  27,887,494 58,348,906
                                                  ---------------------------------------------------------------------------
                                                  ---------------------------------------------------------------------------
                                                  Total Collateralized         31,272,436  8,929,902  36,166,387 76,368,725
                                                  Mortgage Obligations
                                                  (identified cost
                                                  $76,758,787)
                                                  ---------------------------------------------------------------------------
Corporate Bonds - 27.9%
Basic Industry - Metals & Mining --
0.3%
                                                  ----------------------------
                                                  ----------------------------
  1,500,000      500,000         -      2,000,000 Noranda, Inc., Deb.,         1,568,790    522,930       -       2,091,720
                                                  8.125%, 6/15/2004
                                                  ---------------------------------------------------------------------------

                                                  ----------------------------
Basic Industry - Paper -- 1.0%
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      400,000         -      1,400,000 International Paper Co.,     1,124,080    449,632       -       1,573,712
                                                  8.125%, 7/8/2005
                                                  ----------------------------
                                                  ----------------------------
  2,000,000      500,000     2,000,000  4,500,000 Weyerhaeuser Co., Note,      2,114,420    528,605   2,114,420   4,757,445
                                                  5.50%, 3/15/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    3,238,500    978,237   2,114,420   6,331,157
                                                  ---------------------------------------------------------------------------
 Beverage & Tobacco -- 0.4%
                                                  ----------------------------
  1,000,000      400,000     1,100,000  2,500,000 Diageo Capital PLC,           999,560     399,824   1,099,516   2,498,900
                                                  3.375%, 3/20/2008
                                                  ---------------------------------------------------------------------------
 Capital Goods - Aerospace & Defense -- 1.2%
                                                  ----------------------------
      -         1,000,000    2,300,000  3,300,000 (4) Boeing Capital Corp.,        -       1,064,550  2,448,465   3,513,015
                                                  Sr. Note, 5.65%, 5/15/2006
                                                  ----------------------------
                                                  ----------------------------
  2,000,000      750,000     1,000,000  3,750,000 Raytheon Corp., Note,        2,145,260    804,473   1,072,630   4,022,363
                                                  6.30%, 3/15/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    2,145,260   1,869,023  3,521,095   7,535,378
                                                  ---------------------------------------------------------------------------
Communications - Media & Cable -- 0.4%
                                                  ----------------------------
                                                  ----------------------------
  1,100,000      400,000     1,000,000  2,500,000 Comcast Cable                1,192,796    433,744   1,084,360   2,710,900
                                                  Communications Corp.,
                                                  6.375%, 1/30/2006
                                                  ---------------------------------------------------------------------------
 Communications - Media Noncable--
0.5%
                                                  ----------------------------
      -             -        1,100,000  1,100,000 Clear Channel                    -           -      1,197,174   1,197,174
                                                  Communications, Inc.,
                                                  6.00%, 11/1/2006
                                                  ----------------------------
                                                  ----------------------------
  1,650,000      500,000         -      2,150,000 Clear Channel                1,680,855    509,350       -       2,190,205
                                                  Communications, Inc.,
                                                  7.25%, 9/15/2003
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   1,680,855    509,350   1,197,174   3,387,379
                                                  ---------------------------------------------------------------------------
 Communications - Telecom Wireless -- 0.5%
                                                  ----------------------------
  1,250,000      500,000     1,200,000  2,950,000 Citizens Communications      1,433,150    573,260   1,375,824   3,382,234
                                                  Co., Note, 8.50%, 5/15/2006
                                                  ---------------------------------------------------------------------------
 Consumer Cyclical - Automotive --
0.7%
                                                  ----------------------------
      -             -        1,000,000  1,000,000 DaimlerChrysler AG, 7.75%,       -           -      1,110,590   1,110,590
                                                  6/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,500,000      500,000         -      2,000,000 DaimlerChrysler North        1,625,655    541,885       -       2,167,540
                                                  America Holding Corp.,
                                                  Unsecd. Note, 7.40%,
                                                  1/20/2005
                                                  ----------------------------
                                                  ----------------------------
  1,500,000         -            -      1,500,000 (4) Hertz Corp., Jr. Sub.    1,507,140       -                  1,507,140
                                                  Note, 7.00%, 7/15/2003
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    3,132,795    541,885   1,110,590   4,785,270
                                                  ---------------------------------------------------------------------------
Consumer Cyclical - Entertainment --
0.8%
                                                  ----------------------------
                                                  ----------------------------
   850,000       300,000      850,000   2,000,000 AOL Time Warner, Inc.,        894,668     315,765    894,668    2,105,101
                                                  5.625%, 5/1/2005
                                                  ----------------------------
                                                  ----------------------------
  1,250,000      500,000     1,250,000  3,000,000 Viacom, Inc., Company        1,394,175    557,670   1,394,175   3,346,020
                                                  Guarantee, 7.75%, 6/1/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    2,288,843    873,435   2,288,843   5,451,121
                                                  ---------------------------------------------------------------------------
 Consumer Cyclical - Retailers -- 1.5%
                                                  ----------------------------
  1,000,000      400,000     1,000,000  2,400,000 CVS Corp., 5.625%,           1,088,400    435,360   1,088,400   2,612,160
                                                  3/15/2006
                                                  ----------------------------
                                                  ----------------------------
   750,000       400,000      750,000   1,900,000 Target Corp., 3.375%,         756,338     403,380    756,338    1,916,056
                                                  3/1/2008
                                                  ----------------------------
                                                  ----------------------------
  2,000,000     1,000,000    2,000,000  5,000,000 Wal-Mart Stores, Inc.,       2,097,080   1,048,540  2,097,080   5,242,700
                                                  Note, 4.15%, 6/15/2005
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   3,941,818   1,887,280  3,941,818   9,770,916
                                                  ---------------------------------------------------------------------------
 Consumer Non - Food/Beverage -- 0.5%
                                                  ----------------------------
  1,300,000      450,000     1,250,000  3,000,000 Kellogg Co., Note, 6.00%,    1,420,341    491,657   1,365,713   3,277,711
                                                  4/1/2006
                                                  ---------------------------------------------------------------------------
 Consumer Products -- 0.2%
                                                  ----------------------------
  1,000,000         -            -      1,000,000 Albecca, Inc., Company       1,076,250       -          -       1,076,250
                                                  Guarantee, 10.75%,
                                                  8/15/2008
                                                  ---------------------------------------------------------------------------
 Cosmetics & Toiletries --  0.4%
                                                  ----------------------------
  1,100,000      400,000     1,000,000  2,500,000 Gillette Co., 2.875%,        1,088,681    395,884    989,710    2,474,275
                                                  3/15/2008
                                                  ---------------------------------------------------------------------------
 Ecological Services & Equipment --
0.1%
                                                  ----------------------------
      -          500,000         -       500,000  WMX Technologies,, Inc.,         -        513,590       -        513,590
                                                  Unsecd. Note, 6.375%,
                                                  12/1/2003
                                                  ---------------------------------------------------------------------------
 Energy - Intergrated --
0.7%
                                                  ----------------------------
  3,000,000         -            -      3,000,000 Conoco, Inc., 5.45%,         3,273,000       -          -       3,273,000
                                                  10/15/2006
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000        -      1,000,000 Conoco, Inc., Sr. Note,          -       1,040,640              1,040,640
                                                  5.90%, 4/15/2004
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    3,273,000   1,040,640      -       4,313,640
                                                  ---------------------------------------------------------------------------
 Finance - Automotive -- 1.1%
                                                  ----------------------------
  2,000,000         -            -      2,000,000 Ford Motor Credit Co.,       2,012,580       -          -       2,012,580
                                                  Note, 6.625%, 630/2003
                                                  ----------------------------
                                                  ----------------------------
      -          500,000     2,000,000  2,500,000 Ford Motor Credit Co., Sr.       -        510,815   2,043,260   2,554,075
                                                  Note, 5.75%, 2/23/2004
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      500,000     1,000,000  2,500,000 General Motors Acceptance    1,054,230    527,115   1,054,230   2,635,575
                                                  Corp., Note, 6.75%,
                                                  1/15/2006
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    3,066,810   1,037,930  3,097,490   7,202,230
                                                  ---------------------------------------------------------------------------

Financial Institution - Banking -- 1.1%
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,200,000  1,200,000 Mellon Funding Corp.,            -           -      1,343,772   1,343,772
                                                  7.50%, 6/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      400,000     1,000,000  2,400,000 PNC Funding Corp., 5.75%,    1,097,620    439,048   1,097,620   2,634,288
                                                  8/1/2006
                                                  ----------------------------
                                                  ----------------------------
      -          400,000         -       400,000  U.S. Bancorp, Sr. Note,          -        433,960       -        433,960
                                                  5.10%, 7/15/2007
                                                  ----------------------------
                                                  ----------------------------
  1,100,000      400,000     1,000,000  2,500,000 Wachovia Bank N.A., Sr.      1,182,467    429,988   1,074,970   2,687,425
                                                  Note, 4.85%, 7/30/2007
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    2,280,087   1,302,996  3,516,362   7,099,445
                                                  ---------------------------------------------------------------------------
 Financial Institution - Brokerage --
1.1%
                                                  ----------------------------
  2,000,000      750,000     1,500,000  4,250,000 Amvescap PLC, Sr. Note,      2,159,080    809,655   1,619,310   4,588,045
                                                  6.60%, 5/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -             -        2,400,000  2,400,000 Lehman Brothers Holdings,        -           -      2,423,208   2,423,208
                                                  Inc., Note, 6.125%,
                                                  7/15/2003
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   2,159,080    809,655   4,042,518   7,011,253
                                                  ---------------------------------------------------------------------------
 Financial Institution - Finance Noncaptive --
0.3%
                                                  ----------------------------
      -          500,000     1,000,000  1,500,000 Household Finance Corp.,         -        551,485   1,102,970   1,654,455
                                                  Note, 6.50%, 1/24/2006
                                                  ---------------------------------------------------------------------------
 Financial Institution - Insurance - Life --
0.4%
                                                  ----------------------------
  1,000,000      500,000     1,000,000  2,500,000 (2)(3) Metropolitan Life     1,085,880    542,940   1,085,880   2,714,700
                                                  Insurance Co., 7.00%,
                                                  11/1/2005
                                                  ---------------------------------------------------------------------------
 Financial Institution - REITs -- 1.6%
                                                  ----------------------------
  3,000,000         -            -      3,000,000 EOP Operating LP, 7.375%,    3,082,320       -          -       3,082,320
                                                  11/15/2003
                                                  ----------------------------
                                                  ----------------------------
      -          858,000         -       858,000  EOP Operating LP, Note,          -        883,242       -        883,242
                                                  6.50%, 1/15/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,500,000  1,500,000 EOP Operating LP, Note,          -           -      1,564,140   1,564,140
                                                  6.50%, 6/15/2004
                                                  ----------------------------
                                                  ----------------------------
  2,175,000         -            -      2,175,000 Security Capital Group,      2,389,020       -          -       2,389,020
                                                  Inc., Sr. Note, 6.95%,
                                                  6/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,250,000         -        1,250,000  2,500,000 Simon Property Group LP,     1,366,450       -      1,366,450   2,732,900
                                                  Inc., 6.375%, 11/15/2007
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   6,837,790    883,242   2,930,590  10,651,622
                                                  ---------------------------------------------------------------------------
 Financial Intermediaries -- 1.7%
                                                  ----------------------------
  1,200,000         -        1,200,000  2,400,000 Merrill Lynch & Co., Inc.,   1,278,636       -      1,278,636   2,557,272
                                                  Note, 6.00%, 11/15/2004
                                                  ----------------------------
                                                  ----------------------------
      -             -        1,250,000  1,250,000 Salomon Smith Barney             -           -      1,375,725   1,375,725
                                                  Holdings, Inc., Note,
                                                  5.875%, 3/15/2006
                                                  ----------------------------
                                                  ----------------------------
  2,500,000     1,365,000        -      3,865,000 Salomon Smith Barney         2,623,400   1,432,376      -       4,055,776
                                                  Holdings, Inc., Note,
                                                  7.00%, 3/15/2004
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      500,000     1,000,000  2,500,000 Wells Fargo & Co., Sr.       1,120,180    560,090   1,120,180   2,800,450
                                                  Note, 7.25%, 8/24/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    5,022,216   1,992,466  3,774,541  10,789,223
                                                  ---------------------------------------------------------------------------
 Financial Services --
2.0%
                                                  ----------------------------
      -          400,000         -       400,000  Franklin Resources, Inc.,        -        399,956       -        399,956
                                                  3.70%, 4/15/2008
                                                  ----------------------------
                                                  ----------------------------
  1,500,000      500,000     1,500,000  3,500,000 General Electric Capital     1,627,005    542,335   1,627,005   3,796,345
                                                  Corp., 5.35%, 3/30/2006
                                                  ----------------------------
                                                  ----------------------------
  1,250,000      450,000     1,250,000  2,950,000 (2)(3) Goldman Sachs Group   1,375,163    495,059   1,375,163   3,245,385
                                                  LP, 6.75%, 2/15/2006
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      400,000     1,000,000  2,400,000 Morgan Stanley, Unsub.,      1,099,320    439,728   1,099,320   2,638,368
                                                  6.10%, 4/15/2006
                                                  ----------------------------
                                                  ----------------------------
  1,100,000      500,000     1,100,000  2,700,000 SLM Corp., 5.625%,           1,206,139    548,245   1,206,139   2,960,523
                                                  4/10/2007
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    5,307,627   2,425,323  5,307,627  13,040,577
                                                  ---------------------------------------------------------------------------
 Food & Drug Retailers -- 1.1%
                                                  ----------------------------
  2,000,000      500,000     1,895,000  4,395,000 Albertson's, Inc., Sr.       2,104,380    526,095   1,993,900   4,624,375
                                                  Note, 6.55%, 8/1/2004
                                                  ----------------------------
                                                  ----------------------------
  1,000,000         -            -      1,000,000 Meyer (Fred), Inc., Sr.      1,088,080       -          -       1,088,080
                                                  Note, 7.375%, 3/1/2005
                                                  ----------------------------
                                                  ----------------------------
   975,000          -                    975,000  Safeway, Inc., 6.15%,        1,051,567       -          -       1,051,567
                                                  3/1/2006
                                                  ----------------------------
                                                  ----------------------------
      -          500,000         -       500,000  Safeway, Inc., Sr. Note,         -        530,255       -        530,255
                                                  6..85%, 9/15/2004
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    4,244,027   1,056,350  1,993,900   7,294,277
                                                  ---------------------------------------------------------------------------
Food Products -- 0.4%
                                                  ----------------------------
                                                  ----------------------------
  1,100,000      400,000     1,000,000  2,500,000 (4) General Mills, Inc.,     1,127,126    409,864   1,024,660   2,561,650
                                                  3.875%, 11/30/2007
                                                  ---------------------------------------------------------------------------
 Industrial Products & Equipment --
0.3%
                                                  ----------------------------
  1,500,000      500,000         -      2,000,000 Tyco International Group,    1,507,500    502,500       -       2,010,000
                                                  Sr. Note, 6.25%, 6/15/2003
                                                  ---------------------------------------------------------------------------
 Insurance -- 1.0%
                                                  ----------------------------
  1,100,000      500,000     1,100,000  2,700,000 (2)(3) Allstate Financial    1,221,946    555,430   1,221,946   2,999,322
                                                  Global, Note, 7.125%,
                                                  9/26/2005
                                                  ----------------------------
                                                  ----------------------------
  1,250,000         -        1,250,000  2,500,000 Equitable Cos., Inc.,        1,354,200       -      1,354,200   2,708,400
                                                  Note, 6.50%, 4/1/2008
                                                  ----------------------------
                                                  ----------------------------
   750,000       250,000         -      1,000,000 HSB Group, Inc., Company      704,910     234,970                939,880
                                                  Guarantee, 2.19875%,
                                                  7/15/2027
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   3,281,056    790,400   2,576,146   6,647,602
                                                  ---------------------------------------------------------------------------
 Oil & Gas -- 0.4%
                                                  ----------------------------
  1,150,000      400,000     1,100,000  2,650,000 Texaco Capital, Inc.,        1,249,728    434,688   1,195,392   2,879,808
                                                  5.70%, 12/1/2008
                                                  ---------------------------------------------------------------------------
 Pharmaceutical -- 0.5%
                                                  ----------------------------
  1,000,000      500,000     1,500,000  3,000,000 Johnson & Johnson, Deb.,     1,156,510    578,255   1,734,765   3,469,530
                                                  8.72%, 11/1/2024
                                                  ---------------------------------------------------------------------------
 Rail Industry -- 0.2%
                                                  ----------------------------
      -             -        1,330,000  1,330,000 Norfolk & Western Railroad       -           -      1,391,765   1,391,765
                                                  Co., Equip Trust, 8.75%,
                                                  2/1/2004
                                                  ---------------------------------------------------------------------------
 State/Provincial -- 0.8%
                                                  ----------------------------
  1,000,000      500,000     1,000,000  2,500,000 (4) Ontario, Province of,    1,004,240    502,120   1,004,240   2,510,600
                                                  2.35%, 6/30/2006
                                                  ----------------------------
                                                  ----------------------------
  1,200,000         -        1,200,000  2,400,000 Quebec, Province of,         1,307,976       -      1,307,976   2,615,952
                                                  5.50%, 4/11/2006
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    2,312,216    502,120   2,312,216   5,126,552
                                                  ---------------------------------------------------------------------------
 Technology Services -- 1.1%
                                                  ----------------------------
  1,000,000      400,000     1,000,000  2,400,000 Computer Sciences Corp.,     1,112,580    445,032   1,112,580   2,670,192
                                                  7.50%, 8/8/2005
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      400,000     1,000,000  2,400,000 (2)(3) FIserv, Inc.,         1,015,905    406,362   1,015,905   2,438,172
                                                  4.00%, 4/15/2008
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000    1,000,000  2,000,000 International Business           -       1,051,430  1,051,430   2,102,860
                                                  Machines Corp., Note,
                                                  4.125%, 6/30/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    2,128,485   1,902,824  3,179,915   7,211,224
                                                  ---------------------------------------------------------------------------
 Telecommunications & Cellular -- 2.2%
                                                  ----------------------------
  1,300,000      450,000     1,250,000  3,000,000 AT&T Wireless Services,      1,400,815    484,898   1,346,938   3,232,651
                                                  Inc., 6.875%, 4/18/2005
                                                  ----------------------------
                                                  ----------------------------
      -          415,353      769,369   1,184,722 BellSouth Savings &              -        420,636    779,156    1,199,792
                                                  Employee Stock Ownership
                                                  Trust, Company Guarantee,
                                                  9.125%, 7/1/2003
                                                  ----------------------------
                                                  ----------------------------
      -         1,000,000    1,000,000  2,000,000 GTE North, Inc., Deb.,           -       1,070,350  1,070,350   2,140,700
                                                  6.40%, 2/15/2005
                                                  ----------------------------
                                                  ----------------------------
  1,150,000      500,000     1,100,000  2,750,000 SBC Communications, Inc.,    1,257,479    546,730   1,202,806   3,007,015
                                                  Note, 5.75%, 5/2/2006
                                                  ----------------------------
                                                  ----------------------------
  2,000,000     1,000,000    2,000,000  5,000,000 (1) Verizon Wireless,        2,001,000   1,000,500  2,001,000   5,002,500
                                                  Capital LLC, Note, 1.66%,
                                                  12/17/2003
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                       Total                   4,659,294   3,523,114  6,400,250  14,582,658
                                                  ---------------------------------------------------------------------------
 Transportation - Airlines -- 0.2%
                                                  ----------------------------
      -         1,350,000        -      1,350,000 Southwest Airlines Co.,          -       1,387,247      -       1,387,247
                                                  Unsecd. Note, 8.75%,
                                                  10/15/2003
                                                  ---------------------------------------------------------------------------
 Utilities -- 1.2%
                                                  ----------------------------
   500,000       500,000     1,000,000  2,000,000 Alabama Power Co., 2.65%,     505,430     505,430   1,010,860   2,021,720
                                                  2/15/2006
                                                  ----------------------------
                                                  ----------------------------
      -          400,000      600,000   1,000,000 FPL Group Capital, Inc.,         -        401,140    601,710    1,002,850
                                                  3.25%, 4/11/2006
                                                  ----------------------------
                                                  ----------------------------
      -             -        2,000,000  2,000,000 Ohio Power Co., Note.,           -           -      2,107,740   2,107,740
                                                  7.00%, 7/1/2004
                                                  ----------------------------
                                                  ----------------------------
  1,000,000      500,000     1,000,000  2,500,000 PSEG Power LLC, Company      1,096,250    548,125   1,096,250   2,740,625
                                                  Guarantee, 6.875%,
                                                  4/15/2006
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    1,601,680   1,454,695  4,816,560   7,872,935
                                                  ---------------------------------------------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total Corporate Bonds    77,507,751  33,118,833 71,572,610 182,199,194
                                                  (identified cost
                                                  $178,738,917)
                                                  ---------------------------------------------------------------------------
Government Agencies - 7.8%
 Federal Home Loan Mortgage Corporation -- 2.2%
                                                  ----------------------------
  6,000,000     2,000,000    6,000,000  14,000,000(4) Federal Home Loan        6,044,340   2,014,780  6,044,340  14,103,460
                                                  Mortgage Corp., 2.375%,
                                                  4/15/2006
                                                  ---------------------------------------------------------------------------
Federal National Mortgage Association -- 5.2%
                                                  ----------------------------
                                                  ----------------------------
  4,000,000     3,000,000    9,000,000  16,000,000Federal National Mortgage    4,125,000   3,093,750  9,281,250  16,500,000
                                                  Association, Note, 5.125%,
                                                  2/13/2004
                                                  ----------------------------
                                                  ----------------------------
  8,000,000         -        8,000,000  16,000,000(4) Federal National         8,825,200       -      8,825,200  17,650,400
                                                  Mortgage Association,
                                                  Note, 6.00%, 12/15/2005
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total                    12,950,200  3,093,750  18,106,450 34,150,400
                                                  ---------------------------------------------------------------------------
 Government Agency -- 0.4%
                                                  ----------------------------
      -          500,000     2,000,000  2,500,000 Federal Home Loan Bank           -        563,975   2,255,900   2,819,875
                                                  System, Sr., Note, 5.80%,
                                                  9/2/2008
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total Government         18,994,540  5,672,505  26,406,690 51,073,735
                                                  Agencies (identified cost
                                                  $50,235,129)
                                                  ---------------------------------------------------------------------------
Mortgage Backed Securities - 0.4%
 Government National Mortgage Backed Association -- 0.4%
                                                  ----------------------------
      -             -         524,299    524,299  Government National              -           -       563,458     563,458
                                                  Mortgage Association, Pool
                                                  354754, 7.50%, 2/15/2024
                                                  ----------------------------
                                                  ----------------------------
   186,969        37,784         -       224,753  Government National           205,374      41,503       -        246,877
                                                  Mortgage Association, Pool
                                                  423843, 8.50%, 8/15/2026
                                                  ----------------------------
                                                  ----------------------------
      -          107,960     1,582,119  1,690,079 Government National              -        120,646   1,768,017   1,888,663
                                                  Mortgage Association, Pool
                                                  780360, 11.00%, 9/15/2015
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total Mortgage Backed     205,374     162,149   2,331,475   2,698,998
                                                  Securities (identified
                                                  cost $2,654,720)
                                                  ---------------------------------------------------------------------------

Municipal Bond - 0.1%
 Utility - Electric --
0.1%
                                                  ----------------------------
      -          400,000         -       400,000  North Carolina Municipal         -        401,284       -        401,284
                                                  Power Agency No. 1,
                                                  Taxable Electric Revenue
                                                  Bonds, Series 2003A, 2.95%
                                                  Bonds (Catawba Electric),
                                                  1/1/2004 (identified cost
                                                  $400,000)
                                                  ---------------------------------------------------------------------------
U.S. Treasury - 11.7%
                                                  ----------------------------
  12,500,000        -       12,500,000  25,000,000(4) U.S. Treasury Note,      12,652,375      -      12,652,375 25,304,750
                                                  2.125%, 10/31/2004
                                                  ----------------------------
                                                  ----------------------------
      -         3,000,000        -      3,000,000 U.S. Treasury Note, 3.00%,       -       3,031,410      -       3,031,410
                                                  2/15/2008
                                                  ----------------------------
                                                  ----------------------------
  10,000,000        -        5,000,000  15,000,000(4) U.S. Treasury Note,      10,270,300      -      5,135,150  15,405,450
                                                  3.25%, 8/15/2007
                                                  ----------------------------
                                                  ----------------------------
  3,000,000         -            -      3,000,000 (4) U.S. Treasury Note,      3,125,160       -          -       3,125,160
                                                  3.50%, 11/15/2006
                                                  ----------------------------
                                                  ----------------------------
      -         1,122,000        -      1,122,000 U.S. Treasury Note, 4.75%,       -       1,153,820      -       1,153,820
                                                  2/15/2004
                                                  ----------------------------
                                                  ----------------------------
      -          250,000         -       250,000  U.S. Treasury Note,              -        251,728       -        251,728
                                                  5.375%, 6/30/2003
                                                  ----------------------------
                                                  ----------------------------
      -             -         500,000    500,000  U.S. Treasury Note,              -           -       564,375     564,375
                                                  5.625%, 5/15/2008
                                                  ----------------------------
                                                  ----------------------------
  9,000,000     8,000,000    7,000,000  24,000,000(4) U.S. Treasury Note,      9,892,980   8,793,760  7,694,540  26,381,280
                                                  5.75%, 11/15/2005
                                                  ----------------------------
                                                  ----------------------------
      -             -         935,000    935,000  (4) U.S. Treasury Note,          -           -      1,084,020   1,084,020
                                                  6.625%, 5/15/2007
                                                  -----------------------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total U.S. Treasury      35,940,815  13,230,718 27,130,460 76,301,993
                                                  (identified cost
                                                  $73,519,455)
                                                  ---------------------------------------------------------------------------
Shares
                                                  ----------------------------
 Mutual Funds -- 25.7%
                                                  ----------------------------
                                                  ----------------------------
  2,074,002      962,953     2,663,350  5,700,305 Federated Mortgage Core      21,382,960  9,928,045  27,459,140 58,770,145
                                                  Portfolio
                                                  ----------------------------
                                                  ----------------------------
  1,933,544      628,906         -      2,562,450 High Yield Bond Portfolio    12,626,044  4,106,756      -      16,732,800
                                                  ----------------------------
                                                  ----------------------------
  8,799,417     2,550,276    9,155,388  20,505,081Prime Value Obligations      8,799,417   2,550,276  9,155,388  20,505,081
                                                  Fund, Class IS
                                                  ----------------------------
                                                  ----------------------------
  45,634,743        -       31,288,519  76,923,262Prime Value Obligations      40,629,949      -      31,288,519 71,918,468
                                                  Fund, Class IS (held as
                                                  collateral for securities
                                                  lending)
                                                  ----------------------------
                                                  ---------------------------------------------------------------------------
                                                      Total Mutual Funds       83,438,370  16,585,077 67,903,047 167,926,494
                                                  (identified cost
                                                  $168,679,406)
                                                  ---------------------------------------------------------------------------
                                                   Total Investments -        329,295,825  100,387,894306,121,805735,805,524
                                                  112.7%
                                                  (identified cost
                                                  $746,343,617)
                                                                              -----------------------------------------------
                                                                              -----------------------------------------------
                                                  Other Assets and            (46,623,968) (1,445,260)(34,863,652(82,932,880)
                                                  Liabilities - (12.7)%
                                                                              -----------------------------------------------
                                                                              -----------------------------------------------
                                                  Total Net Assets - 100%     282,671,857  98,942,634 271,258,153 652,872,644
                                                                              ===============================================



(1) Denotes variable rate and floating rate obligations for which the current rate is shown.

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2003, these securities amounted to $51,944,870 which represents 8.0% of total net assets. Included in these amounts are restricted securities which have been deemed liquid amounting to $19,674,200 and representing 3.0% of net assets.

(3) Denotes a restricted security that has been deemed liquid by the criteria approved by the Fund's Board of Trustees.

(4)  Certain shares are temporarily on loan to unaffiliated broker/dealers.

The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronymns are used throughout this portfolio:

ARM -- Adjustable Rate Mortgage

IO -- Interest Only

REITS -- Real Estate Investment Trusts



                         Federated Limited Term Fund
                       Federated Limited Duration Fund
                       Federated Short-Term Income Fund
           Pro Forma Combining Statements of Assets and Liabilities
                          April 30, 2003 (Unaudited)

                                           Federated          Federated        Federated
                                            Limited            Limited        Short-Term       Pro Forma       Proforma
                                           Term Fund        Duration Fund     Income Fund     Adjustment       Combined
                                        ----------------    --------------   --------------   ------------   -------------
Assets:
----------------------------------------
Investments in securities, at value      $ 329,295,825   *        $       *        $       *      $ -             $
                                                             100,387,894      306,121,805                    735,805,524
----------------------------------------
Income receivable                          2,799,293           920,188         2,030,998           -          5,750,479
----------------------------------------
Receivable for investments sold             209,297            39,948          3,164,344           -          3,413,589
----------------------------------------
Receivable for shares sold                  695,664            11,701           257,965            -           965,330
----------------------------------------
Prepaid expenses                               -               30,749              -               -            30,749
--------------------------------------------------------    --------------   --------------   ------------   -------------
     Total assets                         333,000,079        101,390,480      311,575,112          -         745,965,671
--------------------------------------------------------    --------------   --------------   ------------   -------------
Liabilities:
----------------------------------------
Payable for investments purchased          7,700,702          1,998,171        7,680,473           -          17,379,346
----------------------------------------
Payable for shares redeemed                1,105,528              -             978,215            -          2,083,743
----------------------------------------
Payable on collateral due to broker       40,629,949              -           31,288,519                      71,918,468
----------------------------------------
Payable to bank                              3,557             73,635           30,910             -           108,102
----------------------------------------
Income distribution payable                 850,124            376,040          333,330                       1,559,494
----------------------------------------
Accrued expenses                            38,362                -              5,512             -            43,874
--------------------------------------------------------    --------------   --------------   ------------
                                                                                                             -------------
     Total liabilities                    50,328,222          2,447,846       40,316,959           -          93,093,027
--------------------------------------------------------    --------------   --------------   ------------   -------------
Net Assets                               $282,671,857        $98,942,634     $271,258,153         $ -        $652,872,644
--------------------------------------------------------    --------------   --------------   ------------   -------------
Net Assets Consists of:
----------------------------------------
Paid in capital                          $318,634,242       $105,643,897     $291,100,238         $ -             $
                                                                                                             715,378,377
----------------------------------------
Net unrealized depreciation of            (7,654,906)        (1,452,460)      (1,430,727)          -         (10,538,093)
investments
----------------------------------------
Accumulated net realized loss on         (27,942,325)        (5,289,944)     (18,108,598)          -         (51,340,867)
investments
----------------------------------------
Distributions in excess of net             (365,154)           41,141          (302,760)           -          (626,773)
investment income
--------------------------------------------------------    --------------   --------------   ------------
                                                                                                             -------------
     Total Net Assets                    $282,671,857        $98,942,634     $271,258,153         $ -        $652,872,644
--------------------------------------------------------    --------------   --------------   ------------   -------------
Net Assets:
   Class A Shares                        $272,393,111            $ -              $ -         $10,278,746    $282,671,857
                                                                                              ------------
                                        ----------------    --------------   --------------   ------------   -------------
   Class F Shares                         $10,278,746            $ -              $ -         $(10,278,746)      $ -
                                        ----------------    --------------   --------------   ------------   -------------
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Shares                       $ -            $68,058,056     $236,393,919     $(68,058,056)  $236,393,919
                                        ----------------    --------------   --------------   ------------   -------------
                                                                                                             -------------
   Institutional Service Shares               $ -            $30,884,578      $34,864,234         $ -        $65,748,812
                                        ----------------    --------------   --------------   ------------   -------------
   Class Y Shares                             $ -                $ -              $ -         $68,058,056    $68,058,056
--------------------------------------------------------    --------------   --------------   ------------   -------------

Shares Outstanding:
   Class A Shares                         30,145,441              -                -           2,876,972  (a) 33,022,413
                                        ----------------    --------------   --------------   ------------   -------------
   Class F Shares                          1,137,514              -                -          (1,137,514) (a)     -
                                        ----------------    --------------   --------------   ------------   -------------
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Shares                        -              7,165,000       27,610,507      (7,165,000) (a) 27,610,507
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Service Shares                -              3,251,507        4,072,161        356,504   (a) 7,680,172
                                        ----------------    --------------   --------------   ------------   -------------
   Class Y Shares                              -                  -                -           7,950,707  (a) 7,950,707
--------------------------------------------------------    --------------   --------------   ------------   -------------
Net Asset Value Per Share
   Class A Shares                            $9.04               $ -              $ -             $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Class F Shares                            $9.04               $ -              $ -             $ -            $ -
                                        ----------------    --------------   --------------   ------------   -------------
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Shares                       $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Service Shares               $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Class Y Shares                             $ -                $ -              $ -             $ -           $8.56
--------------------------------------------------------    --------------   --------------   ------------   -------------
Offering Price Per Share
   Class A Shares **                         $9.13      ***      $ -              $ -             $ -         $8.65 ***
                                        ----------------    --------------   --------------   ------------   -------------
   Class F Shares **                         $9.13      ***      $ -              $ -             $ -            $ -
                                        ----------------    --------------   --------------   ------------   -------------
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Shares                       $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Service Shares               $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------------------------------------------------------------------------
   Class Y Shares                             $ -                $ -              $ -             $ -           $8.56
--------------------------------------------------------    --------------   --------------   ------------   -------------
Redemption Proceeds Per Share
   Class A Shares                            $9.04               $ -              $ -             $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Class F Shares **                        $8.95+               $ -              $ -             $ -            $ -
                                        ----------------    --------------   --------------   ------------   -------------
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Shares                       $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------    --------------   --------------   ------------   -------------
   Institutional Service Shares               $ -               $9.50            $8.56            $ -           $8.56
                                        ----------------------------------------------------------------------------------
   Class Y Shares                             $ -                $ -              $ -             $ -           $8.56
--------------------------------------------------------    --------------   --------------   ------------   -------------

Investments, at identified cost          $336,950,731       $101,840,354     $307,552,532         $ -        $746,343,617
--------------------------------------------------------    --------------   --------------   ------------   -------------
Investments in affiliated issuers         $83,438,370        $16,585,077      $67,903,047         $ -        $167,926,494
--------------------------------------------------------    --------------   --------------   ------------   -------------

* including value of securities loaned of $39,830,414, $0 and $30,727,078, respectively at April 30. 2003.
** See "What Do Shares Cost?" in the Prospectus.
*** Computation of offering price per share 100/99.0 of net asset value.
+ Computation of redemption proceeds per share 99.0/100 of net asset value.

(a) Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)

                         Federated Limited Term Fund
                       Federated Limited Duration Fund
                       Federated Short-Term Income Fund
                 Pro Forma Combining Statements of Operations
                    Year Ended April 30, 2003 (Unaudited)

                                                               Federated      Federated
                                               Federated        Limited       Short-Term
                                                Limited        Duration         Income       Pro Forma     Pro Forma
                                               Term Fund         Fund            Fund        Adjustment     Combined
Investment Income:
Interest                                     $ 16,431,881  (1)     $      (1) $          (1)     -         $
                                                               5,926,902      12,998,427                   35,357,210
Dividends                                      1,530,717        531,728         52,811           -         2,115,256
                                                                                             -----------
                                             --------------   ------------    -----------                  -----------
     Total investment income                  17,962,598       6,458,630      13,051,238                   37,472,466
Expenses:
Investment adviser fee                         1,407,673        495,407       1,154,698          -         3,057,778
Administrative personnel and services fee       264,643         155,000        217,083        (61,864)  (a) 574,862
Custodian fees                                  27,610          13,767          19,928        (29,483)  (b)  31,822
Transfer and dividend disbursing agent
  fees and expenses                             163,728         64,541          85,325       (168,488)  (c) 145,106
Directors'/Trustees' fees                        4,011           3,325          7,021         (7,336)   (d)  7,021
Auditing fees                                   13,490           5,592          15,353        (16,935)  (e)  17,500
Legal fees                                       5,672           4,830          5,568         (7,678)   (f)  8,392
Portfolio accounting fees                       100,051         58,536          87,755        (99,100)  (g) 147,242
Distribution services fee - Class A Shares     1,707,784           -              -            51,808   (h)1,759,592
Distribution services fee - Class F Shares      15,542             -              -           (15,542)  (i)    -
Distribution services fee - Institutional          -            86,589          85,462           -          172,051
Service Shares
Shareholder services fee - Class A Shares       853,893            -              -            25,904   (j) 879,797
Shareholder services fee - Class F Shares       25,904             -              -           (25,904)  (k)    -
Shareholder services fee - Institutional           -            223,040        636,224       (223,040)  (l) 636,224
Shares
Shareholder services fee - Institutional           -            86,589          85,462           -          172,051
Service Shares
Share registration costs                        26,913          38,392          46,973        (32,715)  (m)  79,563
Printing and postage                            40,191          26,763          30,011        (52,759)  (n)  44,206
Insurance premiums                               1,197           1,163          1,670         (2,360)   (o)  1,670
Taxes                                           20,282           8,590            -           (28,872)  (p)    -
Miscellaneous                                     617            1,779          5,221         (2,396)   (q)  5,221
                                             --------------   ------------    -----------    -----------   -----------
                                                                                             -----------   -----------
     Total expenses                            4,679,201       1,273,903      2,483,754      (696,760)     7,740,098
                                             --------------   ------------    -----------    -----------   -----------


                                                                                                           -----------
Waivers and Reimbursements --
     Waiver of investment adviser fee           (3,034)        (415,894)       (35,472)      (951,237)  (r)(1,405,637)
     Waiver of transfer and dividend               -            (4,309)        (10,630)        4,309    (s) (10,630)
disbursing agent fees and expenses
     Waiver of distribution services fee -     (943,829)           -              -           908,637   (t) (35,192)
Class A Shares
     Waiver of distribution services fee -      (2,762)            -              -            2,762    (u)    -
Class F Shares
     Waiver of distribution services fee -         -           (69,271)        (85,462)        51,503   (v)(103,230)
Institutional Service Shares
     Waiver of shareholder services fee -          -           (223,040)      (636,224)       757,468   (w)(101,796)
Institutional Shares
     Reimbursement of investment adviser fee    (5,095)        (17,930)        (5,535)           -          (28,560)
                                             --------------   ------------    -----------    -----------   -----------
Total Waivers and Reimbursements               (954,720)       (730,444)      (773,323)       773,442      (1,685,045)
                                             --------------   ------------    -----------    -----------   -----------
                                                                                                           -----------
Net Expenses                                   3,724,481        543,459       1,710,431        76,682      6,055,053
                                             --------------   ------------    -----------    -----------   -----------
                                                                                                           -----------
     Net investment income                   $ 14,238,117          $          $              $(76,682)     $31,417,413
                                                               5,915,171      11,340,807
                                             --------------   ------------    -----------    -----------   -----------
Realized and Unrealized Loss on Investments:
Net realized loss on investments             (11,047,615)     (3,530,442)     (1,951,892)        -         (16,529,949)
Net change in unrealized appreciation of      (1,147,286)       135,665       (2,774,251)        -         (3,785,872)
investments
                                             --------------   ------------    -----------    -----------   -----------
     Net realized and unrealized gain        (12,194,901)     (3,394,777)     (4,726,143)        -         (20,315,821)
(loss) on investments
                                             --------------   ------------    -----------    -----------   -----------
                                                                                             -----------
          Change in net assets resulting      $2,043,216      $ 2,520,394     $6,614,664     $(76,682)     $11,101,592
from operations
                                             --------------   ------------    -----------    -----------   -----------



(1) Including income on securities loaned of $37,071, $2,178 and $27,414, respectively.

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)


                         Federated Limited Term Fund

                       Federated Limited Duration Fund

                       Federated Short-Term Income Fund

            Notes to Pro Forma Combining Statements of Operations

                    Year Ended April 30, 2003 (Unaudited)



(a) Federated Administrative Services ("FAS"), provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the level of average aggregate daily net assets of the Funds. FAS may voluntarily choose to waive the fee and can modify or terminate its voluntary waiver at its sole discretion.

(b) Adjustment to reflect the custodian fees reduction due to the combining of three portfolios into one.

(c) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund and the level of average aggregate net assets of the Fund for the period. The adjustment is due to the combining of three portfolios into one.

(d) Adjustment to reflect the directors' fee reduction due to the combining of three portfolios into one.

(e) Adjustment to reflect the auditing fee reduction due to the combining of three portfolios into one.

(f) Adjustment to reflect the legal fee reduction due to the combining of three portfolios into one.

(g) Federated Services Company ("FServ") provides the Fund with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Funds for the period, plus out-of-pocket expenses. The adjustment is due to the combining of three portfolios into one.

(h) Adjustment to reflect Class A Shares distribution services fee after combination.

(i) Adjustment to reflect reduction of Class F Shares distribution services fee which is no longer applicable.

(j) Adjustment to reflect Class A Shares shareholder services fee after combination.

(k) Adjustment to reflect reduction of Class F Shares shareholder services fee which is no longer applicable.

(l) Adjustment to reflect Institutional Shares shareholder services fee after combination.

(m) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

(n) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(o) Insurance expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(p) Tax expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(q) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(r) Adjustment to reflect waiver of investment adviser fee based on combined average daily net assets of all three funds.

(s) Adjustment to reflect reduction of waiver of transfer and dividend disbursing agent fees and expenses due to the combining of three portfolios into one.

(t) Adjustment to reflect applicable waiver of distribution (12b-1) fee for Institutional Shares.

(u) Adjustment to reflect reduction of waiver of distribution (12b-1) fee which is no longer applicable.

(v) Adjustment to reflect applicable waiver of distribution (12b-1) fee for Institutional Service Shares.

(w) Adjustment to reflect applicable waiver of shareholder services fee for Institutional Shares.




                         Federated Limited Term Fund
                       Federated Limited Duration Fund
                       Federated Short-Term Income Fund
                   Notes to Pro Forma Financial Statements
                Six Months Ended October 31, 2003 (unaudited)

Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Federated Limited Term Fund, Federated Limited Duration Fund and Federated Short-Term Income Fund, collectively ("the Funds"), for the six months ended October 31, 2003. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2003.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Federated Short-Term Income Fund for Federated Limited Term Fund and Federated Limited Duration Fund. Under generally accepted accounting principles, Federated Short-Term Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended October 31, 2003, Federated Short-Term Income Fund, Federated Limited Term Fund and Federated Limited Duration Fund paid investment advisory fees computed at the annual rate of 0.40% as a percentage of average daily net assets.


Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the issuance of 25,195,943 Class A Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 22,899,827 Class A Shares of Federated Limited Term Fund and 943,239 Class F Shares of Federated Limited Term Fund which would have been issued at October 31, 2003 in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 2,923,963 Institutional Service Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 2,636,078 Institutional Service Shares of Federated Limited Duration Fund which would have been issued at October 31, 2003 in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 7,833,846 Class Y Shares of Federated Short-Term Income Fund (accounting survivor) in exchange for 7,062,604 Institutional Shares of Federated Limited Duration Fund which would have been issued at October 31, 2003 in connection with the proposed reorganization.



Pro Forma Combining Portfolio of Investments
October 31, 2003 (Unaudited)
  Federated    Federated   Federated                                          Federated   Federated   Federated
   Limited      Limited   Short-Term  Pro Forma                                Limited     Limited   Short-Term   Pro Forma
  Term Fund    Duration   Income Fund  Combined                               Term Fund   Duration   Income Fund  Combined
                 Fund                                                                       Fund
-----------------------------------------------------------------------------------------------------------------------------
Principal
Amount
Value
-----------------------------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgages - 1.8%
                                                 ----------------------------
  $195,760        $ -         $ -      $195,760  (1) Federal Home Loan        $201,653       $ -         $ -      $201,653
                                                 Mortgage Corp. ARM 606116,
                                                 9/1/2019
                                                 ----------------------------
                                                 ----------------------------
   206,331         -           -       206,331   (1) Federal Home Loan         211,856        -           -        211,856
                                                 Mortgage Corp. ARM 785167,
                                                 12/1/2018
                                                 ----------------------------
                                                 ----------------------------
   64,851          -           -        64,851   (1) Federal National          65,580         -           -        65,580
                                                 Mortgage Association ARM
                                                 112514, 12/1/2020
                                                 ----------------------------
                                                 ----------------------------
  1,155,167    1,604,006   1,155,167  3,914,340  (1) Federal National         1,180,777   1,639,567   1,180,777   4,001,121
                                                 Mortgage Association ARM
                                                 544843, 10/1/2027
                                                 ----------------------------
                                                 ----------------------------
      -            -       2,701,692  2,701,692  (1) Federal National             -           -       2,762,129   2,762,129
                                                 Mortgage Association ARM
                                                 544852, 4/1/2028
                                                 ----------------------------
                                                 ----------------------------
  2,301,034        -           -      2,301,034  (1) Federal National         2,352,531       -           -       2,352,531
                                                 Mortgage Association ARM
                                                 544884, 5/1/2034
                                                 ----------------------------
                                                 ----------------------------
      -         97,702         -        97,702   (1) Government National          -        99,284         -        99,284
                                                 Mortgage Association ARM
                                                 8902,    1/20/2022
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                 Total Adjustable Rate        4,012,397   1,738,851   3,942,906   9,694,154
                                                 Mortgages (identified cost
                                                 $9,643,466)
                                                 ----------------------------------------------------------------------------
Asset-Backed Securities - 23.9%
Automotive -- 8.6%
                                                 ----------------------------
                                                 ----------------------------
      -            -       3,000,000  3,000,000  Americredit Automobile           -           -       3,097,345   3,097,345
                                                 Receivables Trust 2001-B,
                                                 Class A4, 5.37%, 6/12/2008
                                                 ----------------------------
                                                 ----------------------------
      -            -       3,273,231  3,273,231  (1) Americredit Automobile       -           -       3,274,722   3,274,722
                                                 Receivables 2002-A, Class
                                                 A3, 1.32%, 10/12/2006
                                                 ----------------------------
                                                 ----------------------------
  1,334,778        -           -      1,334,778  ANRC Auto Owner Trust        1,340,691       -           -       1,340,691
                                                 2001-A, Class A3, 3.76%,
                                                 10/17/2005
                                                 ----------------------------
                                                 ----------------------------
  2,000,000    1,000,000       -      3,000,000  Capital Auto Receivables     2,010,634   1,005,317       -       3,015,951
                                                 Asset Trust 2003-3, Class
                                                 A2A, 2.35%, 10/15/2006
                                                 ----------------------------
                                                 ----------------------------
   663,807         -           -       663,807   Chase Manhattan Auto Owner    668,633        -           -        668,633
                                                 Trust 2001-A, Class A3,
                                                 4.55%, 8/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -        1,000,000       -      1,000,000  Chase Manhattan Auto Owner       -       1,002,740       -       1,002,740
                                                 Trust 2003-B, Class A3,
                                                 7/16/2007
                                                 ----------------------------
                                                 ----------------------------
   34,945          -           -        34,945   DaimlerChrysler Auto Trust    35,122         -           -        35,122
                                                 2000-E, Class A3, 6.11%,
                                                 11/8/2004
                                                 ----------------------------
                                                 ----------------------------
  2,000,000    1,000,000   2,000,000  5,000,000  (1) DaimlerChrysler Master   2,000,500   1,000,250   2,000,500   5,001,250
                                                 Owner Trust 2002-A, Class
                                                 A, 1.18%, 5/15/2007
                                                 ----------------------------
                                                 ----------------------------
  1,415,330     707,665    1,320,974  3,443,969  (2) First Tennessee          1,437,451    718,726    1,341,621   3,497,798
                                                 Financial Auto
                                                 Securitization Trust
                                                 2002-A, Class A, 3.55%,
                                                 7/15/2008
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,936,844  1,936,844  Ford Credit Auto Owner           -           -       1,952,726   1,952,726
                                                 Trust 2001-D, Class A3,
                                                 4.31%, 6/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -         634,525     951,788   1,586,313  Honda Auto Receivables           -        640,204     960,306    1,600,510
                                                 Owner Trust 2002-1, Class
                                                 A3, 3.50%, 10/17/2005
                                                 ----------------------------
                                                 ----------------------------
      -        1,000,000       -      1,000,000  Honda Auto Receivables           -        998,210        -        998,210
                                                 Owner Trust 2003-4, Class
                                                 A3, 5/15/2007
                                                 ----------------------------
                                                 ----------------------------
      -            -       3,000,000  3,000,000  (2)(3) Hyundai Auto              -           -       3,033,438   3,033,438
                                                 Receivables Trust 2002-A,
                                                 Class A3, 2.80%, 2/15/2007
                                                 ----------------------------
                                                 ----------------------------
   366,174         -        457,717    823,891   Isuzu Auto Owner Trust        366,983        -        458,729     825,712
                                                 2001-1, Class A3, 4.88%,
                                                 11/22/2004
                                                 ----------------------------
                                                 ----------------------------
  1,497,771        -           -      1,497,771  Long Beach Acceptance Auto   1,512,749       -           -       1,512,749
                                                 Receivables Trust 2001-1,
                                                 Class A3, 5.198%, 3/13/2006
                                                 ----------------------------
                                                 ----------------------------
  1,500,000     500,000    1,500,000  3,500,000  M&I Auto Loan Trust          1,549,575    516,525    1,549,575   3,615,675
                                                 2001-1, Class B, 5.88%,
                                                 6/20/2008
                                                 ----------------------------
                                                 ----------------------------
  1,169,500        -       1,000,000  2,169,500  MMCA Automobile Trust        1,195,724       -       1,022,423   2,218,147
                                                 2000-2, Class B, 7.42%,
                                                 8/15/2005
                                                 ----------------------------
                                                 ----------------------------
   752,131         -           -       752,131   MMCA Automobile Trust         764,532        -           -        764,532
                                                 2001-2, Class B, 5.75%,
                                                 6/15/2007
                                                 ----------------------------
                                                 ----------------------------
   107,238      214,476     272,170    593,884   Mellon Auto Grantor Trust     109,958     219,917     279,075     608,950
                                                 2000-1, Class B, 7.43%,
                                                 10/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,055,537        -           -      1,055,537  Mellon Auto Grantor Trust    1,090,950       -           -       1,090,950
                                                 2000-2, Class B, 6.67%,
                                                 7/15/2007
                                                 ----------------------------
                                                 ----------------------------
   53,426          -        53,426     106,852   Navistar Financial Corp.      53,506         -        53,507      107,013
                                                 Owner Trust 2001-A, Class
                                                 A3, 4.99%, 8/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -            -        653,198    653,198   Navistar Financial Corp.         -           -        671,161     671,161
                                                 Owner Trust 2002-A, Class
                                                 B, 4.95%, 4/15/2009
                                                 ----------------------------
                                                 ----------------------------
   28,047        5,846         -        33,893   (2) Paragon Auto              28,047       5,846         -        33,893
                                                 Receivables Owner Trust
                                                 1998-A, Class B, 7.47%,
                                                 11/15/2004
                                                 ----------------------------
                                                 ----------------------------
   41,715       24,472         -        66,187   (2) Paragon Auto              42,966      25,206         -        68,172
                                                 Receivables Owner Trust
                                                 1998-B, Class B, 7.03%,
                                                 3/15/2005
                                                 ----------------------------
                                                 ----------------------------
   34,469       43,086         -        77,555   Paragon Auto Receivables      34,678      43,347         -        78,025
                                                 Owner Trust 1999-A, Class
                                                 A, 5.95%, 11/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -            -        378,652    378,652   The CIT Group                    -           -        394,067     394,067
                                                 Securitization Corp. II,
                                                 Class B, 6.45%, 6/15/2018
                                                 ----------------------------
                                                 ----------------------------
      -         987,595        -       987,595   Toyota Auto Receivables          -       1,000,701       -       1,000,701
                                                 Owner Trust 2002-B, Class
                                                 A3, 3.76%, 6/15/2006
                                                 ----------------------------
                                                 ----------------------------
  2,000,000     750,000    2,000,000  4,750,000  Whole Auto Loan Trust        1,996,400    748,650    1,996,400   4,741,450
                                                 2003-1, Class A3B, 1.99%,
                                                 5/15/2007
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                   16,239,099   7,925,639  22,085,595  46,250,333
                                                 ----------------------------------------------------------------------------
 Credit Card -- 3.6%
                                                 ----------------------------
   71,404        5,790      115,791    192,985   (2) Banco Nacional de         71,404       5,790      115,791     192,985
                                                 Mexico S.A., Credit Card
                                                 Merchant Voucher
                                                 Receivables Master Trust,
                                                 Series 1996-A, Class A1,
                                                 6.25%, 12/1/2003
                                                 ----------------------------
                                                 ----------------------------
  1,750,000     750,000    2,000,000  4,500,000  Bank One Issuance Trust      1,775,515    760,935    2,029,160   4,565,610
                                                 2002-A4, Class A4, 2.94%,
                                                 6/16/2008
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     750,000    1,250,000  3,000,000  Capital One Multi Asset      1,001,610    751,207    1,252,012   3,004,829
                                                 Execution 2003-A6, Class
                                                 A6, 2.95%, 8/17/2009
                                                 ----------------------------
                                                 ----------------------------
      -            -       3,000,000  3,000,000  (1) Citibank Credit Card         -           -       2,985,930   2,985,930
                                                 Issuance Trust 2000-C2,
                                                 Class C2, 1.80%, 10/15/2007
                                                 ----------------------------
                                                 ----------------------------
      -        1,000,000       -      1,000,000  Citibank Credit Card             -       1,003,740       -       1,003,740
                                                 Master Trust 2002-C1,
                                                 Class C1, 2.10%,
                                                 2/9/2009
                                                 ----------------------------
                                                 ----------------------------
      -            -       2,500,000  2,500,000  (2) First USA Credit Card        -           -       2,529,900   2,529,900
                                                 Master Trust 1999-1, Class
                                                 C, 6.42%, 10/19/2006
                                                 ----------------------------
                                                 ----------------------------
  2,000,000        -           -      2,000,000  (2)(3) MBNA Master Credit    2,092,260       -                   2,092,260
                                                 Card Trust 1999-M, Class
                                                 C, 7.45%, 4/16/2007
                                                 ----------------------------
                                                 ----------------------------
  1,000,000    1,000,000       -      2,000,000  MBNA Master Credit Card      1,069,980   1,069,980               2,139,960
                                                 Trust 2000-A, Class A,
                                                 7.35%, 7/16/2007
                                                 ----------------------------
                                                 ----------------------------
      -        1,000,000       -      1,000,000  (3) Providian Master Trust       -       1,031,315       -       1,031,315
                                                 1999-1, Class C, 7.35%,
                                                 1/15/2009
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   6,010,769   4,622,967   8,912,793  19,546,529
                                                 ----------------------------------------------------------------------------
 Equipment Leasing --
00.5%
                                                 ----------------------------
                                                 ----------------------------
  1,432,000     477,333     883,183   2,792,516  (2) Great America Leasing    1,466,865    488,955     904,687    2,860,507
                                                 Receivables 2002-1, Class
                                                 C, 4.91%, 7/15/2007
                                                 ----------------------------------------------------------------------------
Home Equity Loan -- 5.0%
                                                 ----------------------------
                                                 ----------------------------
      -            -        725,858    725,858   125 Home Loan Owner Trust        -           -        742,415     742,415
                                                 1998-1A, Class M2, 7.75%,
                                                 2/15/2029
                                                 ----------------------------
                                                 ----------------------------
 27,200,619    8,500,193  17,000,387  52,701,199 ACE Securities Corp.         1,206,347    376,983     753,967    2,337,297
                                                 2001-HE1, Class AIO,
                                                 6.00%, 8/20/2004
                                                 ----------------------------
                                                 ----------------------------
   253,944         -        169,296    423,240   (2) AQ Finance NIM Trust      249,372        -        166,228     415,600
                                                 2002-1, Class NOT, 9.50%,
                                                 6/25/2032
                                                 ----------------------------
                                                 ----------------------------
      -            -        942,018    942,018   (1)(2)(3) AQ Finance NIM         -           -        939,663     939,663
                                                 Trust 2002-N6, Class Note,
                                                 1.77%, 12/25/2007
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,378,890  1,378,890  (1) Ameriquest Mortgage          -           -       1,387,040   1,387,040
                                                 Securities, Inc. 2002-5,
                                                 Class AV1, 1.64%, 2/25/2003
                                                 ----------------------------
                                                 ----------------------------
 21,800,000        -           -      21,800,000 Asset Backed Funding          924,756        -           -        924,756
                                                 Certificate 2002-OPT1,
                                                 Class AIO, 6.00%, 3/25/2005
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,331,195  1,331,195  (2) Bayview Financial            -           -       1,433,505   1,433,505
                                                 Acquisition Trust 1998-1,
                                                 Class MI1, 7.52%, 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
   772,205         -           -       772,205   (2) Bayview Financial         730,575        -           -        730,575
                                                 Acquisition Trust 1998-1,
                                                 Class MI3, 8.21%, 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -         410,642        -       410,642   (2) Bayview Financial            -        315,426        -        315,426
                                                 Acquisition Trust 1998-1
                                                 Class MII, 2.87%, 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -            -        545,141    545,141   (1)(2) Bayview Financial         -           -        521,035     521,035
                                                 Acquisition Trust 1998-1,
                                                 Class MII1, 1.87%,
                                                 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -            -        645,906    645,906   (1)(2) Bayview Financial         -           -        595,544     595,544
                                                 Acquisition Trust 1998-1,
                                                 Class MII2, 1.97%,
                                                 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -         352,467        -       352,467   Bayview Financial                -        305,656        -        305,656
                                                 Acquisition Trust 1998-1,
                                                 Class M23, 2.57%, 5/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -        3,864,731       -      3,864,731  Bayview Financial                -        128,162        -        128,162
                                                 Acquistion Trust 2002-CA,
                                                 Class AIO, 14.00%,
                                                 10/25/2004
                                                 ----------------------------
                                                 ----------------------------
 21,538,462    5,384,615       -      26,923,077 Centex Home Equity 2002-B,     3,231        808          -         4,039
                                                 Class AIO, 6.00%,
                                                 11/25/2003
                                                 ----------------------------
                                                 ----------------------------
 21,839,250    7,546,417  15,092,833  44,478,500 Centex Home Equity 2002-C,    641,637     221,714     443,427    1,306,778
                                                 Class AIO, 6.00%, 8/25/2004
                                                 ----------------------------
                                                 ----------------------------
   261,053         -        61,053     322,106   (1) Chase Funding Mortgage    259,998        -        259,998     519,996
                                                 Loan Asset-Backed
                                                 Certificates 1999-1, Class
                                                 IIB, 3.87%, 6/25/2028
                                                 ----------------------------
                                                 ----------------------------
      -            -        269,484    269,484   Cityscape Home Equity Loan       -           -        271,195     271,195
                                                 Trust 1997-1, Class A4,
                                                 7.23%,   3/25/2018
                                                 ----------------------------
                                                 ----------------------------
 18,653,846        -           -      18,653,846 Conseco Finance 2001-D,       604,571        -           -        604,571
                                                 Class AIO, 8.80%,
                                                 11/15/2032
                                                 ----------------------------
                                                 ----------------------------
      -            -        137,064    137,064   (1) ContiMortgage Home           -           -        137,011     137,011
                                                 Equity Loan Trust 1996-4,
                                                 Class A10, 1.60%, 1/15/2028
                                                 ----------------------------
                                                 ----------------------------
      -         25,850         -        25,850   EQCC Home Equity Loan            -        25,955         -        25,955
                                                 Trust 1997-2, Class A7,
                                                 6.89%, 2/15/2020
                                                 ----------------------------
                                                 ----------------------------
      -         355,654     533,481    889,135   EQCC Home Equity Loan            -        358,777     538,165     896,942
                                                 Trust 1999-2, Class A3F,
                                                 6.347%,     8/25/2022
                                                 ----------------------------
                                                 ----------------------------
 26,000,000        -           -      26,000,000 Equity One Abs, Inc.           3,900         -           -         3,900
                                                 2001-3, Class AIO, 6.00%,
                                                 11/252003
                                                 ----------------------------
                                                 ----------------------------
  1,956,257     733,596    1,956,257  4,646,110  (1) Fifth Third Home         1,956,257    733,596    1,956,257   4,646,110
                                                 Equity Loan Trust, Class
                                                 A, 1.37%, 9/20/2023
                                                 ----------------------------
                                                 ----------------------------
    7,633          -           -        7,633    (2) First Franklin Nim         7,630         -           -         7,630
                                                 Trust 2001-FF2, Class
                                                 Note, 8.35%, 1/25/2031
                                                 ----------------------------
                                                 ----------------------------
  2,000,000     481,015        -      2,481,015  Green Tree Home              1,627,740    391,484        -       2,019,224
                                                 Improvement Loan Trust
                                                 1997-C, Class B2, 7.59%,
                                                 8/15/2028
                                                 ----------------------------
                                                 ----------------------------
 18,038,000        -           -      18,038,000 Irwin Home Equity 2001-2,     586,776        -           -        586,776
                                                 Class AIO, 10.00%,
                                                 3/25/2004
                                                 ----------------------------
                                                 ----------------------------
   660,676         -           -       660,676   Mellon Bank Home Equity       674,200        -           -        674,200
                                                 Installment Loan 1997-1,
                                                 Class A4, 6.84%, 7/25/2012
                                                 ----------------------------
                                                 ----------------------------
      -         569,967     569,967   1,139,934  Mellon Bank Home Equity          -        595,724     595,724    1,191,448
                                                 Installment Loan Trust
                                                 1998-1, Class B, 6.95%,
                                                 3/25/2015
                                                 ----------------------------
                                                 ----------------------------
   231,658      115,829        -       347,487   NC Finance Trust 1999-1,      37,065      18,533         -        55,598
                                                 Class B, 8.75%, 1/25/2029
                                                 ----------------------------
                                                 ----------------------------
      -            -        760,910    760,910   New Century Home Equity          -           -        794,619     794,619
                                                 Loan Trust 1997-NC5, Class
                                                 M2, 7.24%, 10/2/2028
                                                 ----------------------------
                                                 ----------------------------
      -       10,000,000       -      10,000,000 (2)(3) Quest Trust               -        494,900        -        494,900
                                                 2002-X1, Class S, 5.25%,
                                                 11/25/2004
                                                 ----------------------------
                                                 ----------------------------
      -            -      20,251,000  20,251,000 Residential Asset Mortgage       -           -        394,084     394,084
                                                 Products, Inc., Series
                                                 2002-RS1, Class A1-IO,
                                                 5.50%, 7/25/2004
                                                 ----------------------------
                                                 ----------------------------
   829,616      75,447         -       905,063   (2) Saxon Asset Securities    811,929     73,839         -        885,768
                                                 Trust 1998-1, Class BF2,
                                                 8.00%,    12/25/2027
                                                 ----------------------------
                                                 ----------------------------
   39,589       19,794      59,383     118,766   (1) Saxon Asset               39,760      19,880      59,640      119,280
                                                 Securitization Trust
                                                 2000-2, Class AV1, 1.38%,
                                                 7/25/2030
                                                 ----------------------------
                                                 ----------------------------
      -        9,612,935  14,419,402  24,032,337 Saxon Asset Securitization       -        247,533     371,300     618,833
                                                 Trust 2001-3, Class AIO,
                                                 6.25%,     4/25/2004
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                  10,365,744   4,308,970  12,360,817  27,035,531
                                                 ----------------------------------------------------------------------------
 Manufactured Housing -- 1.7%
                                                 ----------------------------
      -            -        721,917    721,917   Green Tree Financial Corp.       -           -        732,811     732,811
                                                 1993-2, Class A4, 6.90%,
                                                 7/15/2018
                                                 ----------------------------
                                                 ----------------------------
   750,000         -           -       750,000   Green Tree Financial Corp.    567,518        -           -        567,518
                                                 1995-3, Class B1, 7.85%,
                                                 8/15/2025
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     250,000    2,000,000  3,500,000  Green Tree Financial Corp.    342,113     68,423      547,380     957,916
                                                 1996-2, Class B-1, 7.55%,
                                                 4/15/2027
                                                 ----------------------------
                                                 ----------------------------
  1,254,564        -       1,164,653  2,419,217  Green Tree Financial Corp.   1,283,406       -       1,191,429   2,474,835
                                                 1997-1, Class A5, 6.86%,
                                                 3/15/2028
                                                 ----------------------------
                                                 ----------------------------
  2,250,000    1,250,000       -      3,500,000  Green Tree Financial Corp.    472,590     262,550        -        735,140
                                                 1997-3, Class B1, 7.51%,
                                                 3/15/2028
                                                 ----------------------------
                                                 ----------------------------
   463,681         -           -       463,681   Green Tree Financial Corp.    467,214        -           -        467,214
                                                 1998-2, Class A5, 6.24%,
                                                 11/1/2016
                                                 ----------------------------
                                                 ----------------------------
  4,000,000    1,000,000       -      5,000,000  Green Tree Financial Corp.    260,360     65,090         -        325,450
                                                 1999-5, Class B1, 9.20%,
                                                 4/1/2031
                                                 ----------------------------
                                                 ----------------------------
  2,000,000    1,275,000   4,000,000  7,275,000  (2) Merit Securities Corp.    560,000     357,000    1,120,000   2,037,000
                                                 12, Class 1B, 7.98%,
                                                 7/28/2033
                                                 ----------------------------
                                                 ----------------------------
   500,000      500,000        -      1,000,000  Vanderbuilt Mortgage          484,803     484,803        -        969,606
                                                 Finance 1999-A, Class 2B2,
                                                 3.72%, 6/7/2016
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    4,438,004   1,237,866   3,591,620   9,267,490
                                                 ----------------------------------------------------------------------------
 Other --
2.4%
                                                 ----------------------------
   334,291      334,291    1,002,874  1,671,456  (1)(2) CapitalSource          334,500     334,500    1,003,501   1,672,501
                                                 Commercial Loan Trust
                                                 2002-2A, Class A, 1.67%,
                                                 9/20/2010
                                                 ----------------------------
                                                 ----------------------------
      -            -        670,364    670,364   Catepillar Financial Asset       -           -        680,922     680,922
                                                 Trust 2001-A, Class A3,
                                                 4.85%, 4/25/2007
                                                 ----------------------------
                                                 ----------------------------
 23,703,574        -           -      23,703,574 Conseco Recretional           916,214        -           -        916,214
                                                 Enthusiast Consumer Trust
                                                 2001-A, Class AIO, 5.00%,
                                                 8/15/2025
                                                 ----------------------------
                                                 ----------------------------
  2,274,572        -       5,055,367  7,329,939  (2) FMAC Loan Receivables     34,119         -        75,830      109,949
                                                 Trust 1997-A, Class A-X,
                                                 2.77%, 4/15/2019
                                                 ----------------------------
                                                 ----------------------------
  2,200,000     613,000        -      2,813,000  Green Tree Home              2,110,482    588,057        -       2,698,539
                                                 Improvement Loan Trust
                                                 1996-F, Class HI2, 7.70%,
                                                 11/15/2027
                                                 ----------------------------
                                                 ----------------------------
  2,000,000    1,000,000   2,000,000  5,000,000  John Deere Owner Trust       1,998,522    999,261    1,998,522   4,996,305
                                                 2003-A, Class A2, 1/17/2006
                                                 ----------------------------
                                                 ----------------------------
      -            -       2,000,000  2,000,000  (1) Mellon Bank Premium          -           -       2,003,580   2,003,580
                                                 Finance Loan Master Trust
                                                 2002-1, Class A, 1.44%,
                                                 12/17/2007
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    5,393,837   1,921,818   5,762,355  13,078,010
                                                 ----------------------------------------------------------------------------

 Rate Reduction Bond -- 2.1%
                                                 ----------------------------
      -         906,599    1,510,999  2,417,598  CPL Transition Funding LLC       -        918,829    1,531,382   2,450,211
                                                 2002-1, Class A1, 3.54%,
                                                 1/15/2007
                                                 ----------------------------
                                                 ----------------------------
  2,780,000        -       2,000,000  4,780,000  California Infrastructure    2,963,285       -       2,131,860   5,095,145
                                                 & Economic Development
                                                 Bank Special Purpose Trust
                                                 SCE-1, Series 1997-1,
                                                 Class A6, 6.38%, 9/25/2008
                                                 ----------------------------
                                                 ----------------------------
  1,000,000    1,000,000   1,500,000  3,500,000  California Infrastructure    1,064,960   1,064,960   1,597,440   3,727,360
                                                 & Economic Development
                                                 Bank Special Purpose Trust
                                                 SDG&E, Series 1997-1,
                                                 Class A6, 6.31%, 9/25/2008
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    4,028,245   1,983,789   5,260,682  11,272,716
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                 Total Asset-Backed          47,942,563  22,490,004  58,878,549  129,311,116
                                                 Securities (identified
                                                 cost $147,661,176)
                                                 ----------------------------------------------------------------------------
Collateralized Mortgage Obligations - 13.1%
Commercial Mortgage -- 0.1%
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
  2,916,913        -       6,563,053  9,479,966  First Union Lehman            117,358        -        264,055     381,413
                                                 Brothers Commerical
                                                 Mortgage Trust, Series
                                                 1997-C1, Class IO, 1.24%,
                                                 4/18/2029
                                                 ----------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation-- 6.1%
                                                 ----------------------------
                                                 ----------------------------
  2,454,129    1,636,086    454,129   4,544,344  Federal Home Loan Mortgage   2,450,538   1,633,692   2,450,538   6,534,768
                                                 Corp. Structured Pass
                                                 Through, Series H010,
                                                 Class A1, 1.582%, 8/15/2008
                                                 ----------------------------
                                                 ----------------------------
  1,500,000    1,000,000   2,500,000  5,000,000  Federal Home Loan Mortgage   1,487,298    991,532    2,478,830   4,957,660
                                                 Corp. Structure Pass
                                                 Through, Series H009,
                                                 Class A2, 1.876%, 3/15/2008
                                                 ----------------------------
                                                 ----------------------------
  5,000,000    2,000,000   5,000,000  12,000,000 Federal Home Loan Mortgage   4,951,550   1,980,620   4,951,550  11,883,720
                                                 Corp. Structured Pass
                                                 Through, Series H008,
                                                 Class A3, 2.29%, 6/15/2007
                                                 ----------------------------
                                                 ----------------------------
  1,871,259     711,892    1,871,259  4,454,410  (1) Federal Home Loan        1,869,238    711,123    1,869,238   4,449,599
                                                 Mortgage Corp., Series
                                                 2571, Class FB, 1.47%,
                                                 2/15/2018
                                                 ----------------------------
                                                 ----------------------------
   268,040         -        402,060    670,100   (1) Federal Home Loan         268,426        -        402,639     671,065
                                                 Mortgage Corp., Series
                                                 2603, Class AC, 2.00%,
                                                 12/15/2008
                                                 ----------------------------
                                                 ----------------------------
  2,437,452     812,484    1,624,968  4,874,904  (1) Federal Home Loan        2,423,490    807,830    1,615,660   4,846,980
                                                 Mortgage Corp., Series
                                                 SF1, Class A3, 2.00%,
                                                 12/15/2008
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                   13,450,540   6,124,797  13,768,455  33,343,792
                                                 ----------------------------------------------------------------------------
Federal National Mortgage Association -- 0.3%
                                                 ----------------------------
                                                 ----------------------------
      -         169,862        -       169,862   Federal National Mortgage        -        172,905        -        172,905
                                                 Association, Series
                                                 1993-32, Class H, 6.00%,
                                                 3/25/2023
                                                 ----------------------------
                                                 ----------------------------
   520,145      195,054     520,145   1,235,344  Federal National Mortgage     522,007     195,752     522,007    1,239,766
                                                 Association, Series
                                                 2001-69, Class PL, 6.00%,
                                                 12/25/2024
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                     522,007     368,657     522,007    1,412,671
                                                 ----------------------------------------------------------------------------
Non-Agency Mortgage -- 6.6%
                                                 ----------------------------
                                                 ----------------------------
   364,863      140,332     364,863    870,058   Bank of America Mortgage      366,027     140,779     366,027     872,833
                                                 Securities 2002-10, Class
                                                 1A27, 3.00%, 11/25/2032
                                                 ----------------------------
                                                 ----------------------------
      -         29,564         -        29,564   C-BASS ABS LLC, Series           -        29,919         -        29,919
                                                 1998-3, Class AF, 6.50%,
                                                 1/25/2033
                                                 ----------------------------
                                                 ----------------------------
      -         706,791        -       706,791   (2)(3) C-BASS ABS LLC,           -        644,282        -        644,282
                                                 Series 1999-3, Class B1,
                                                 6.885%, 2/3/2029
                                                 ----------------------------
                                                 ----------------------------
   340,078         -           -       340,078   (1) Citicorp Mortgage         339,388        -           -        339,388
                                                 Securities, Inc. 1992-18,
                                                 Class A1, 3.84%, 11/25/2022
                                                 ----------------------------
                                                 ----------------------------
      -         68,616     1,707,730  1,776,346  (1)(2) Credit-Based Asset        -        69,302     1,724,807   1,794,109
                                                 Servicing And
                                                 Securitization 1997-1,
                                                 Class A1, 4.20%, 2/1/2017
                                                 ----------------------------
                                                 ----------------------------
      -            -        974,197    974,197   (1)(2)(3) Greenwich              -           -        950,144     950,144
                                                 Capital Acceptance 1991-4,
                                                 Class B1A, 6.23987%,
                                                 7/1/2019
                                                 ----------------------------
                                                 ----------------------------
      -            -        95,380      95,380   (1) Greenwich Capital            -           -        94,932      94,932
                                                 Acceptance 1993-AF1, Class
                                                 B1, 3.11584%, 9/25/2023
                                                 ----------------------------
                                                 ----------------------------
  3,000,000        -           -      3,000,000  (3) Harwood Street Funding   2,985,000       -           -       2,985,000
                                                 I LLC 2001-1A, Class CTF,
                                                 2.92%, 9/20/2004
                                                 ----------------------------
                                                 ----------------------------
  2,400,532        -       3,200,710  5,601,242  (1) Impac CMB Trust          2,415,175       -       3,220,234   5,635,409
                                                 2002-7, Class A, 1.55%,
                                                 11/25/2032
                                                 ----------------------------
                                                 ----------------------------
  1,456,649     744,509    1,456,649  3,657,807  Master Asset                 1,469,890    751,277    1,469,889   3,691,056
                                                 Securitization Trust
                                                 2003-1, Class 2A1,
                                                 5.75%,    2/25/2033
                                                 ----------------------------
                                                 ----------------------------
      -        1,258,000       -      1,258,000  (2)(3) Mellon Residential        -       1,119,796       -       1,119,796
                                                 Funding Corp. 1999-TBC1,
                                                 Class B4, 6.42%, 1/25/2029
                                                 ----------------------------
                                                 ----------------------------
  2,392,214        -           -      2,392,214  PNC Mortgages Securities     2,392,548       -           -       2,392,548
                                                 Corp. 1997-2, Class B-1,
                                                 7.50%, 3/27/2025
                                                 ----------------------------
                                                 ----------------------------
      -            -        274,197    274,197   Prudential Home Mortgage         -           -        282,489     282,489
                                                 Securities 1992-5, Class
                                                 A-6, 7.50%, 4/25/2007
                                                 ----------------------------
                                                 ----------------------------
   990,448      297,134     990,448   2,278,030  (1)(2)(3) RESI Finance LP     994,281     298,284     994,281    2,286,846
                                                 2002-A, Class B3, 2.72%,
                                                 10/10/2034
                                                 ----------------------------
                                                 ----------------------------
   111,375      55,688         -       167,063   (1)(2)(3) Resecuritization    85,272      42,636         -        127,908
                                                 Mortgage Trust 1998-A,
                                                 Class B3, 7.56%, 10/26/2023
                                                 ----------------------------
                                                 ----------------------------
      -            -      27,625,000  27,625,000 Residential Asset                -           -        518,521     518,521
                                                 Securitization Trust
                                                 2002-A4, Class AIO, 2.50%,
                                                 8/25/2004
                                                 ----------------------------
                                                 ----------------------------
      -            -      32,500,000  32,500,000 Residential Asset                -           -        751,488     751,488
                                                 Securitization Trust
                                                 2002-A11, Class AIO,
                                                 2.50%, 10/25/2032
                                                 ----------------------------
                                                 ----------------------------
      -         196,955     295,433    492,388   Residential Funding              -        198,253     297,379     495,632
                                                 Mortgage Securities I
                                                 1994-S13, Class M1, 7.00%,
                                                 5/25/2024
                                                 ----------------------------
                                                 ----------------------------
   125,016         -           -       125,016   Residential Funding           126,216        -           -        126,216
                                                 Mortgage Securities I
                                                 1996-S1, Class A11, 7.10%,
                                                 1/25/2026
                                                 ----------------------------
                                                 ----------------------------
   368,793      51,796         -       420,589   (2)(3) SMFC Trust             282,359     39,656         -        322,015
                                                 Asset-Backed Certificates,
                                                 Series 1997-A, Class 4,
                                                 2.620%, 1/28/2025
                                                 ----------------------------
                                                 ----------------------------
   311,267      186,760     747,041   1,245,068  Washington Mutual             311,371     186,822     747,290    1,245,483
                                                 2003-AR1, Class A2, 2.92%,
                                                 3/25/2033
                                                 ----------------------------
                                                 ----------------------------
   907,052      340,145     907,052   2,154,249  Washington Mutual             906,880     340,080     906,880    2,153,840
                                                 2003-AR3, Class A2, 2.83%,
                                                 4/25/2033
                                                 ----------------------------
                                                 ----------------------------
  3,000,000    1,000,000   3,000,000  7,000,000  Washington Mutual            2,988,270    996,090    2,988,270   6,972,630
                                                 2003-AR9, Class A2A,
                                                 2.34%, 10/25/2033
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                   15,662,677   4,857,176  15,312,631  35,832,484
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                 Total Collateralized        29,752,582  11,350,630  29,867,148  70,970,360
                                                 Mortgage Obligations
                                                 (identified cost
                                                 $68,364,742)
                                                 ----------------------------------------------------------------------------
Corporate Bonds - 33.6%
Basic Industry - Chemicals -- 0.5%
                                                 ----------------------------
                                                 ----------------------------
  1,100,000     400,000    1,200,000  2,700,000  Praxair, Inc., 2.75%,        1,059,663    385,332    1,155,996   2,600,991
                                                 6/15/2008
                                                 ----------------------------------------------------------------------------
Basic Industry - Metals & Mining --
0.4%
                                                 ----------------------------
                                                 ----------------------------
  1,500,000     500,000        -      2,000,000  Noranda, Inc., Deb.,         1,548,315    516,105        -       2,064,420
                                                 8.125%, 6/15/2004
                                                 ----------------------------------------------------------------------------
Basic Industry - Paper -- 1.2%
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     400,000    1,200,000  2,600,000  International Paper Co.,     1,095,590    438,236    1,314,708   2,848,534
                                                 8.125%, 7/8/2005
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     500,000    2,000,000  3,500,000  Weyerhaeuser Co., Note,      1,045,570    522,785    2,091,140   3,659,495
                                                 5.50%, 3/15/2005
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,141,160    961,021    3,405,848   6,508,029
                                                 ----------------------------------------------------------------------------
 Beverage & Tobacco -- 0.5%
                                                 ----------------------------
  1,000,000     400,000    1,100,000  2,500,000  Diageo Capital PLC,           991,230     396,492    1,090,353   2,478,075
                                                 3.375%, 3/20/2008
                                                 ----------------------------------------------------------------------------
 Capital Goods - Aerospace & Defense -- 1.1%
                                                 ----------------------------
      -         250,000     800,000   1,050,000  Boeing Capital Corp.,            -        266,932     854,184    1,121,116
                                                 5.65%, 5/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,250,000        -       1,250,000  2,500,000  General Dynamics Corp.,      1,238,213       -       1,238,213   2,476,426
                                                 2.125%, 5/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,000,000        -       1,000,000  2,000,000  Raytheon Corp., Note,        1,058,760       -       1,058,760   2,117,520
                                                 6.30%, 3/15/2005
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,296,973    266,932    3,151,157   5,715,062
                                                 ----------------------------------------------------------------------------
Communications - Media & Cable --
0.6%
                                                 ----------------------------
                                                 ----------------------------
   600,000      150,000     500,000   1,250,000  Comcast Cable                 644,970     161,243     537,475    1,343,688
                                                 Communications Corp.,
                                                 6.375%, 1/30/2006
                                                 ----------------------------
   250,000      100,000     250,000    600,000   Continental Cablevision,      278,013     111,205     278,012     667,230
                                                 Sr. Deb., 8.875%, 9/15/2005
                                                 ----------------------------
      -            -       1,100,000  1,100,000  Cox Communications, Inc.,        -           -       1,239,315   1,239,315
                                                 7.75%, 8/15/2006
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                     922,983     272,448    2,054,802   3,250,233
                                                 ----------------------------------------------------------------------------
 Communications - Media Noncable--
0.7%
                                                 ----------------------------
      -            -       1,100,000  1,100,000  Clear Channel                    -           -       1,188,242   1,188,242
                                                 Communications, Inc.,
                                                 6.00%, 11/1/2006
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     300,000    1,000,000  2,300,000  Reed Elsevier, Inc.,         1,090,750    327,225    1,090,750   2,508,725
                                                 Company Guarantee, 6.125%,
                                                 8/1/2006
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   1,090,750    327,225    2,278,992   3,696,967
                                                 ----------------------------------------------------------------------------
 Communications - Telecom Wireless -- 0.6%
                                                 ----------------------------
  1,250,000     500,000    1,200,000  2,950,000  Citizens Communications      1,412,563    565,025    1,356,060   3,333,648
                                                 Co., Note, 8.50%, 5/15/2006
                                                 ----------------------------------------------------------------------------
 Consumer Cyclical - Automotive --
0.5%
                                                 ----------------------------
      -            -        500,000    500,000   DaimlerChrysler AG, 7.75%,       -           -        538,885     538,885
                                                 6/15/2005
                                                 ----------------------------
                                                 ----------------------------
   750,000      250,000        -      1,000,000  DaimlerChrysler North         794,318     264,773        -       1,059,091
                                                 America Holding Corp.,
                                                 Unsecd. Note, 7.40%,
                                                 1/20/2005
                                                 ----------------------------
                                                 ----------------------------
  1,000,000        -           -      1,000,000  Hertz Corp., 4.70%,           986,330        -                    986,330
                                                 10/2/2006
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    1,780,648    264,773     538,885    2,584,306
                                                 ----------------------------------------------------------------------------
Consumer Cyclical - Entertainment --
1.6%
                                                 ----------------------------
                                                 ----------------------------
   850,000      300,000     850,000   2,000,000  AOL Time Warner, Inc.,        892,254     314,913     892,253    2,099,420
                                                 5.625%, 5/1/2005
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     400,000    1,250,000  2,900,000  International Speedway       1,314,100    420,512    1,314,100   3,048,712
                                                 Corp., 7.875%, 10/15/2004
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     500,000    1,250,000  3,000,000  Viacom, Inc., Company        1,361,363    544,545    1,361,363   3,267,271
                                                 Guarantee, 7.75%, 6/1/2005
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    3,567,717   1,279,970   3,567,716   8,415,403
                                                 ----------------------------------------------------------------------------
 Consumer Cyclical - Retailers --
1.7%
                                                 ----------------------------
  1,000,000     400,000    1,000,000  2,400,000  CVS Corp., 5.625%,           1,072,810    429,124    1,072,810   2,574,744
                                                 3/15/2006
                                                 ----------------------------
                                                 ----------------------------
   750,000      400,000     750,000   1,900,000  Target Corp., 3.375%,         751,200     400,640     751,200    1,903,040
                                                 3/1/2008
                                                 ----------------------------
                                                 ----------------------------
  2,000,000     500,000    2,000,000  4,500,000  (4) Wal-Mart Stores, Inc.,   2,074,740    518,685    2,074,740   4,668,165
                                                 Note, 4.15%, 6/15/2005
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   3,898,750   1,348,449   3,898,750   9,145,949
                                                 ----------------------------------------------------------------------------
 Consumer Non - Food/Beverage --
0.6%
                                                 ----------------------------
  1,300,000     450,000    1,250,000  3,000,000  Kellogg Co., Note, 6.00%,    1,401,868    485,262    1,347,950   3,235,080
                                                 4/1/2006
                                                 ----------------------------------------------------------------------------
 Consumer Non - Cyclical - Supermarkets -- 0.4%
                                                 ----------------------------
  1,000,000        -       1,100,000  2,100,000  Meyer (Fred), Inc., Sr.      1,070,330       -       1,177,363   2,247,693
                                                 Note, 7.375%, 3/1/2005
                                                 ----------------------------------------------------------------------------
 Cosmetics & Toiletries --  0.3%
                                                 ----------------------------
   600,000      400,000     500,000   1,500,000  Gillette Co., 2.875%,         587,496     391,664     489,580    1,468,740
                                                 3/15/2008
                                                 ----------------------------------------------------------------------------
 Ecological Services & Equipment --
0.2%
                                                 ----------------------------
      -         500,000     651,000   1,151,000  WMX Technologies,, Inc.,         -        502,290     653,982    1,156,272
                                                 Unsecd. Note, 6.375%,
                                                 12/1/2003
                                                 ----------------------------------------------------------------------------
 Energy - Intergrated --
0.5%
                                                 ----------------------------
  1,000,000        -       1,250,000  2,250,000  Conoco, Inc., 5.45%,         1,074,770       -       1,343,463   2,418,233
                                                 10/15/2006
                                                 ----------------------------
                                                 ----------------------------
      -         500,000        -       500,000   Conoco, Inc., Sr. Note,          -        510,220                 510,220
                                                 5.90%, 4/15/2004
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    1,074,770    510,220    1,343,463   2,928,453
                                                 ----------------------------------------------------------------------------
 Energy - Refining -
0.4%
                                                 ----------------------------
   800,000      300,000     900,000   2,000,000  Valero Energy Corp.,          876,224     328,584     985,752    2,190,560
                                                 7.375%, 3/15/2006
                                                 ----------------------------------------------------------------------------
 Finance - Automotive -- 1.1%
                                                 ----------------------------
      -         500,000    2,000,000  2,500,000  Ford Motor Credit Co., Sr.       -        505,505    2,022,020   2,527,525
                                                 Note, 5.75%, 2/23/2004
                                                 ----------------------------
                                                 ----------------------------
   450,000      100,000     450,000   1,000,000  (4) General Motors            454,136     100,919     454,135    1,009,190
                                                 Acceptance Corp., 4.50%,
                                                 7/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     500,000    1,000,000  2,500,000  General Motors Acceptance    1,068,020    534,010    1,068,020   2,670,050
                                                 Corp., Note, 6.75%,
                                                 1/15/2006
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    1,522,156   1,140,434   3,544,175   6,206,765
                                                 ----------------------------------------------------------------------------
Financial Institution - Banking --
1.5%
                                                 ----------------------------
                                                 ----------------------------
  1,200,000        -       1,200,000  2,400,000  Mellon Funding Corp.,        1,307,496       -       1,307,496   2,614,992
                                                 7.50%, 6/15/2005
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     400,000    1,000,000  2,400,000  PNC Funding Corp., 5.75%,    1,082,010    432,804    1,082,010   2,596,824
                                                 8/1/2006
                                                 ----------------------------
                                                 ----------------------------
      -         400,000        -       400,000   U.S. Bancorp, Sr. Note,          -        426,684        -        426,684
                                                 5.10%, 7/15/2007
                                                 ----------------------------
                                                 ----------------------------
  1,100,000     400,000    1,000,000  2,500,000  Wachovia Bank N.A., Sr.      1,166,924    424,336    1,060,840   2,652,100
                                                 Note, 4.85%, 7/30/2007
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    3,556,430   1,283,824   3,450,346   8,290,600
                                                 ----------------------------------------------------------------------------
 Financial Institution - Brokerage
-- 1.4%
                                                 ----------------------------
  1,000,000     750,000    1,000,000  2,750,000  Amvescap PLC, Sr. Note,      1,065,880    799,410    1,065,880   2,931,170
                                                 6.60%, 5/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,200,000  1,200,000  Merrill Lynch & Co., Inc.,       -           -       1,254,480   1,254,480
                                                 Note, 6.00%, 11/15/2004
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,250,000  1,250,000  Salomon Smith Barney             -           -       1,346,350   1,346,350
                                                 Holdings, Inc., Note,
                                                 5.875%, 3/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     865,000        -      2,115,000  Salomon Smith Barney         1,276,800    883,546        -       2,160,346
                                                 Holdings, Inc., Note,
                                                 7.00%, 3/15/2004
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   2,342,680   1,682,956   3,666,710   7,692,346
                                                 ----------------------------------------------------------------------------
 Financial Institution - Finance Captive --
1.0%
                                                 ----------------------------
  1,250,000     400,000    1,250,000  2,900,000  American Express Co.,        1,269,600    406,272    1,269,600   2,945,472
                                                 3.75%, 11/20/2007
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     350,000    1,000,000  2,350,000  Capital One Bank, Sr.        1,087,510    380,629    1,087,510   2,555,649
                                                 Note, 8.25%, 6/15/2005
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   2,357,110    786,901    2,357,110   5,501,121
                                                 ----------------------------------------------------------------------------
 Financial Institution - Finance Noncaptive --
0.3%
                                                 ----------------------------
      -         500,000    1,000,000  1,500,000  Household Finance Corp.,         -        543,855    1,087,710   1,631,565
                                                 Note, 6.50%, 1/24/2006
                                                 ----------------------------------------------------------------------------
 Financial Institution - Insurance
-- 0.5%
                                                 ----------------------------
  1,000,000     500,000    1,000,000  2,500,000  (2)(3) Metropolitan Life     1,090,080    545,040    1,090,080   2,725,200
                                                 Insurance Co., 7.00%,
                                                 11/1/2005
                                                 ----------------------------------------------------------------------------
 Financial Institution - Insurance - P&C --
1.1%
                                                 ----------------------------
  1,100,000     500,000    1,100,000  2,700,000  (2)(3) Allstate Financial    1,202,091    546,405    1,202,091   2,950,587
                                                 Global, Note, Series 144A,
                                                 7.125%,      9/26/2005
                                                 ----------------------------
                                                 ----------------------------
  1,200,000     400,000    1,200,000  2,800,000  Marsh & McLennan Cos.,       1,290,624    430,208    1,290,624   3,011,456
                                                 Inc., 5.375%, 3/15/2007
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   2,492,715    976,613    2,492,715   5,962,043
                                                 ----------------------------------------------------------------------------
 Financial Institution - REITs --
1.6%
                                                 ----------------------------
  3,000,000        -           -      3,000,000  EOP Operating LP, 7.375%,    3,008,040       -           -       3,008,040
                                                 11/15/2003
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,500,000  1,500,000  EOP Operating LP, Note,          -           -       1,538,640   1,538,640
                                                 6.50%, 6/15/2004
                                                 ----------------------------
                                                 ----------------------------
      -         858,000        -       858,000   EOP Operating LP, Sr.            -        866,142        -        866,142
                                                 Note, 6.50%, 1/15/2004
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     500,000    1,250,000  3,000,000  Simon Property Group LP,     1,360,088    544,035    1,360,087   3,264,210
                                                 Inc., 6.375%, 11/15/2007
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   4,368,128   1,410,177   2,898,727   8,677,032
                                                 ----------------------------------------------------------------------------
 Financial Intermediaries -- 1.0%
                                                 ----------------------------
  1,150,000     400,000    1,100,000  2,650,000  Texaco Capital, Inc.,        1,224,739    425,996    1,171,489   2,822,224
                                                 5.70%, 12/1/2008
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     500,000    1,000,000  2,500,000  Wells Fargo & Co., Sr.       1,092,950    546,475    1,092,950   2,732,375
                                                 Note, 7.25%, 8/24/2005
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,317,689    972,471    2,264,439   5,554,599
                                                 ----------------------------------------------------------------------------
 Financial Services --
2.4%
                                                 ----------------------------
      -         400,000        -       400,000   Franklin Resources, Inc.,        -        400,272        -        400,272
                                                 3.70%, 4/15/2008
                                                 ----------------------------
                                                 ----------------------------
  1,500,000     500,000    1,500,000  3,500,000  General Electric Capital     1,599,690    533,230    1,599,690   3,732,610
                                                 Corp., 5.35%, 3/30/2006
                                                 ----------------------------
                                                 ----------------------------
  1,250,000     450,000    1,250,000  2,950,000  (2)(3) Goldman Sachs Group   1,361,600    490,176    1,361,600   3,213,376
                                                 LP, 6.75%, 2/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     400,000    1,000,000  2,400,000  Morgan Stanley, Unsub.,      1,085,010    434,004    1,085,010   2,604,024
                                                 6.10%, 4/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,100,000     500,000    1,100,000  2,700,000  SLM Corp., 5.625%,           1,190,310    541,050    1,190,310   2,921,670
                                                 4/10/2007
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    5,236,610   2,398,732   5,236,610  12,871,952
                                                 ----------------------------------------------------------------------------
 Food & Drug Retailers -- 1.0%
                                                 ----------------------------
  1,000,000        -        895,000   1,895,000  Albertson's, Inc., Sr.       1,035,320       -        926,611    1,961,931
                                                 Note, 6.55%, 8/1/2004
                                                 ----------------------------
                                                 ----------------------------
      -         500,000    1,250,000  1,750,000  Kroger Co., Sr. Note,            -        548,580    1,371,450   1,920,030
                                                 6.375%, 3/1/2008
                                                 ----------------------------
                                                 ----------------------------
   975,000      400,000               1,375,000  Safeway, Inc., 6.15%,        1,049,051    430,380        -       1,479,431
                                                 3/1/2006
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,084,371    978,960    2,298,061   5,361,392
                                                 ----------------------------------------------------------------------------
Food Products -- 0.5%
                                                 ----------------------------
                                                 ----------------------------
  1,100,000     400,000    1,000,000  2,500,000   General Mills, Inc.,        1,110,703    403,892    1,009,730   2,524,325
                                                 3.875%, 11/30/2007
                                                 ----------------------------------------------------------------------------
 Insurance -- 0.7%
                                                 ----------------------------
  1,250,000        -       1,250,000  2,500,000  Equitable Cos., Inc.,        1,378,475       -       1,378,475   2,756,950
                                                 Note, 6.50%, 4/1/2008
                                                 ----------------------------
                                                 ----------------------------
   750,000      250,000        -      1,000,000  HSB Group, Inc., Company      718,283     239,428                 957,711
                                                 Guarantee, 2.06%, 7/15/2027
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   2,096,758    239,428    1,378,475   3,714,661
                                                 ----------------------------------------------------------------------------
 Pharmaceutical -- 0.8%
                                                 ----------------------------
  1,000,000     500,000    1,500,000  3,000,000  Johnson & Johnson, Deb.,     1,110,830    555,415    1,666,245   3,332,490
                                                 8.72%, 11/1/2024
                                                 ----------------------------
                                                 ----------------------------
      -         944,000        -       944,000   Lily (Eli) & Co., Note,          -           -        923,402     923,402
                                                 2.90%, 3/15/2008
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   1,110,830    555,415    2,589,647   4,255,892
                                                 ----------------------------------------------------------------------------
 Rail Industry -- 0.2%
                                                 ----------------------------
      -            -       1,330,000  1,330,000  Norfolk & Western Railroad       -           -       1,350,921   1,350,921
                                                 Co., Equip Trust, 8.75%,
                                                 2/1/2004
                                                 ----------------------------------------------------------------------------
 Sovereign -- 0.5%
                                                 ----------------------------
  1,200,000        -       1,200,000  2,400,000  Quebec, Province of,         1,286,148       -       1,286,148   2,572,296
                                                 5.50%, 4/11/2006
                                                 ----------------------------------------------------------------------------
 State/Provincial --
0.4%
                                                 ----------------------------
  1,000,000     500,000    1,000,000  2,500,000  (4) Ontario, Province of,     996,090     498,045     996,090    2,490,225
                                                 2.35%, 6/30/2006
                                                 ----------------------------------------------------------------------------
 Technology -- 0.3%
                                                 ----------------------------
      -         350,000    1,000,000  1,350,000  Hewlett-Packard Co.,             -        377,801    1,079,430   1,457,231
                                                 Unsecd. Note, 7.15%,
                                                 6/15/2005
                                                 ----------------------------------------------------------------------------
 Technology Services -- 1.5%
                                                 ----------------------------
  1,000,000     400,000    1,000,000  2,400,000  Computer Sciences Corp.,     1,091,940    436,776    1,091,940   2,620,656
                                                 7.50%, 8/8/2005
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     400,000    1,250,000  2,650,000  (2)(3) FIserv, Inc.,          996,870     398,748    1,246,088   2,641,706
                                                 4.00%, 4/15/2008
                                                 ----------------------------
                                                 ----------------------------
      -            -       1,250,000  1,250,000  First Data corp., 3.375%,        -           -       1,237,062   1,237,062
                                                 8/1/2008
                                                 ----------------------------
                                                 ----------------------------
      -         500,000    1,000,000  1,500,000  (4) International Business       -        517,610    1,035,220   1,552,830
                                                 Machines Corp., Note,
                                                 4.125%, 6/30/2005
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,088,810   1,353,134   4,610,310   8,052,254
                                                 ----------------------------------------------------------------------------
 Telecommunications & Cellular --
2.3%
                                                 ----------------------------
  1,300,000     450,000    1,250,000  3,000,000  AT&T Wireless Services,      1,388,465    480,622    1,335,062   3,204,149
                                                 Inc., 6.875%, 4/18/2005
                                                 ----------------------------
                                                 ----------------------------
      -         500,000    1,000,000  1,500,000  GTE North, Inc., Deb.,           -        528,430    1,056,860   1,585,290
                                                 6.40%, 2/15/2005
                                                 ----------------------------
                                                 ----------------------------
  1,150,000     500,000    1,100,000  2,750,000  SBC Communications, Inc.,    1,237,918    538,225    1,184,095   2,960,238
                                                 Note, 5.75%, 5/2/2006
                                                 ----------------------------
                                                 ----------------------------
  2,000,000     500,000    2,000,000  4,500,000  (1) Verizon Wireless,        2,001,080    500,270    2,001,080   4,502,430
                                                 Capital LLC, Note, 1.66%,
                                                 12/17/2003
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                      Total                   4,627,463   2,047,547   5,577,097  12,252,107
                                                 ----------------------------------------------------------------------------
 Utilities -- 1.7%
                                                 ----------------------------
   500,000      500,000    1,000,000  2,000,000  Alabama Power Co., 2.65%,     500,325     500,325    1,000,650   2,001,300
                                                 2/15/2006
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     400,000    1,100,000  2,500,000  FPL Group Capital, Inc.,     1,010,000    404,000    1,111,000   2,525,000
                                                 3.25%, 4/11/2006
                                                 ----------------------------
                                                 ----------------------------
      -            -       2,000,000  2,000,000  Ohio Power Co., Note.,           -           -       2,067,980   2,067,980
                                                 7.00%, 7/1/2004
                                                 ----------------------------
                                                 ----------------------------
  1,000,000     500,000    1,000,000  2,500,000  PSEG Power LLC, 6.875%,      1,097,410    548,705    1,097,410   2,743,525
                                                 4/15/2006
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    2,607,735   1,453,030   5,277,040   9,337,805
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total Corporate Bonds   69,013,946  28,450,047  84,038,220  181,502,213
                                                 (identified cost
                                                 $182,617,856)
                                                 ----------------------------------------------------------------------------
Government Agencies - 6.9%
 Federal Home Loan Bank -- 0.4%
                                                 ----------------------------
      -            -       2,000,000  2,000,000  Federal Home Loan Bank           -           -       2,195,040   2,195,040
                                                 System, Sr. Note, 5.80%,
                                                 9/2/2008
                                                 ----------------------------------------------------------------------------
 Federal Home Loan Mortgage Corporation -- 2.2%
                                                 ----------------------------
  5,000,000    1,000,000   6,000,000  12,000,000 Federal Home Loan Mortgage   4,999,050    999,810    5,998,860  11,997,720
                                                 Corp., 2.375%, 4/15/2006
                                                 ----------------------------------------------------------------------------
Federal National Mortgage Association -- 4.2%
                                                 ----------------------------
                                                 ----------------------------
  4,000,000    2,500,000   5,000,000  11,500,000 (4) Federal National         4,045,160   2,528,225   5,056,450  11,629,835
                                                 Mortgage Association,
                                                 Note, 5.125%, 2/13/2004
                                                 ----------------------------
                                                 ----------------------------
  5,000,000        -       5,000,000  10,000,000 Federanl National Mortgage   5,395,950       -       5,395,950  10,791,900
                                                 Association, Note, 6.00%,
                                                 12/15/2005
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total                    9,441,110   2,528,225  10,452,400  22,421,735
                                                 ----------------------------------------------------------------------------
 Government Agency -- 0.1%
                                                 ----------------------------
      -         500,000        -       500,000   Federal Home Loan Bank           -        548,760        -        548,760
                                                 System, Sr., Note, 5.80%,
                                                 9/2/2008
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total Government        14,440,160   4,076,795  18,646,300  37,163,255
                                                 Agencies (identified cost
                                                 $37,606,025)
                                                 ----------------------------------------------------------------------------
Mortgage Backed Securities - 0.4%
 Government National Mortgage Association --
0.4%
                                                 ----------------------------
      -            -        351,208    351,208   Government National              -           -        378,096     378,096
                                                 Mortgage Association, Pool
                                                 354754, 7.50%, 2/15/2024
                                                 ----------------------------
                                                 ----------------------------
   121,753      24,604         -       146,357   Government National           132,558     26,788         -        159,346
                                                 Mortgage Association, Pool
                                                 423843, 8.50%, 8/15/2026
                                                 ----------------------------
                                                 ----------------------------
      -         90,187     1,321,654  1,411,841  Government National              -        98,050     1,436,889   1,534,939
                                                 Mortgage Association, Pool
                                                 780360, 11.00%, 9/15/2015
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total Mortgage Backed     132,558     124,838    1,814,985   2,072,381
                                                 Securities (identified
                                                 cost $2,088,121)
                                                 ----------------------------------------------------------------------------
Municipal Bond - 0.1%
 Utility - Electric --
0.1%
                                                 ----------------------------
      -         400,000        -       400,000   North Carolina Municipal         -        400,504        -        400,504
                                                 Power Agency No. 1,
                                                 Taxable Electric Revenue
                                                 Bonds, Series 2003A, 2.95%
                                                 Bonds (Catawba Electric),
                                                 1/1/2004 (identified cost
                                                 $400,000)
                                                 ----------------------------------------------------------------------------
U.S. Treasury - 12.7%
                                                 ----------------------------
      -        1,000,000       -      1,000,000  U.S. Treasury Note, 2.00%,       -        997,810        -        997,810
                                                 5/15/2006
                                                 ----------------------------
                                                 ----------------------------
  8,500,000        -      10,500,000  19,000,000 (4) U.S. Treasury Note,      8,570,380       -      10,586,940  19,157,320
                                                 2.125%, 10/31/2004
                                                 ----------------------------
                                                 ----------------------------
      -        2,000,000       -      2,000,000  U.S. Treasury Note, 3.00%,       -       2,001,880       -       2,001,880
                                                 2/15/2008
                                                 ----------------------------
                                                 ----------------------------
  4,500,000        -       3,000,000  7,500,000  (4) U.S. Treasury Note,      4,580,864       -       3,053,910   7,634,774
                                                 3.25%, 8/15/2007
                                                 ----------------------------
                                                 ----------------------------
  2,000,000    2,000,000   5,000,000  9,000,000  (4) U.S. Treasury Note,      2,006,260   2,006,260   5,015,650   9,028,170
                                                 3.25%, 8/15/2008
                                                 ----------------------------
                                                 ----------------------------
  3,000,000        -           -      3,000,000  (4) U.S. Treasury Note,      3,098,430       -           -       3,098,430
                                                 3.50%, 11/15/2006
                                                 ----------------------------
                                                 ----------------------------
      -        1,122,000       -      1,122,000  U.S. Treasury Note, 4.75%,       -       1,133,444       -       1,133,444
                                                 2/15/2004
                                                 ----------------------------
                                                 ----------------------------
      -            -        500,000    500,000   (4) U.S. Treasury Note,          -           -        553,750     553,750
                                                 5.625%, 5/15/2008
                                                 ----------------------------
                                                 ----------------------------
  9,000,000    6,000,000   7,000,000  22,000,000 (4) U.S. Treasury Note,      9,704,520   6,469,680   7,547,960  23,722,160
                                                 5.75%, 11/15/2005
                                                 ----------------------------
                                                 ----------------------------
      -            -        935,000    935,000   (4) U.S. Treasury Note,          -           -       1,060,786   1,060,786
                                                 6.625%, 5/15/2007
                                                 ----------------------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total U.S. Treasury     27,960,454  12,609,074  27,818,996  68,388,524
                                                 (identified cost
                                                 $67,165,708)
                                                 ----------------------------------------------------------------------------
Shares
                                                 ----------------------------
 Mutual Funds -- 15.4%
                                                 ----------------------------
         720,773
                                                 ----------------------------
                                                 ----------------------------
  1,389,124     360,806     627,544   1,709,123  (5) Federated Mortgage       7,315,850   3,662,184   6,369,570  17,347,604
                                                 Core Portfolio
                                                 ----------------------------
                                                 ----------------------------
  2,105,181     573,571        -      1,962,695  (5) High Yield Bond          9,446,044   3,900,285       -      13,346,329
                                                 Portfolio
                                                 ----------------------------
                                                 ----------------------------
      -        1,849,722   3,436,896  7,391,799  (5) Prime Value              2,105,181   1,849,722   3,436,896   7,391,799
                                                 Obligations Fund, Class IS
                                                 ----------------------------
                                                 ----------------------------
                   -      24,793,544  24,793,544 (5) Prime Value             20,273,358    105,250   24,793,544  45,172,152
                                                 Obligations Fund, Class IS
                                                 (held as collateral for
                                                 securities lending)
                                                 ----------------------------
                                                 ----------------------------------------------------------------------------
                                                     Total Mutual Funds      39,140,433   9,517,441  34,600,010  83,257,884
                                                 (identified cost
                                                 $84,068,793)
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------
                                                  Total Investments --       232,395,093 90,758,184  259,607,114 582,760,391
                                                 107.9%
                                                 (identified cost
                                                 $599,615,887)
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                 Other Assets and            (18,481,533)  575,617   (24,848,312)(42,754,228)
                                                 Liabilities -- (7.9)%
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
                                                 Total Net Assets -- 100%  $213,913,560  $91,333,801  $234,758,802 $540,006,163
                                                 ============================================================================
                                                 ----------------------------------------------------------------------------

                                                 ============================================================================



(1) Denotes variable rate and floating rate obligations for which the current rate is shown.
(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At October 31, 2003, these securities amounted to $45,566,439 which represents 8.4% of total net assets. Included in these amounts are securities which have been deemed liquid amounted to $26,914,154 and representing 5.0% of net assets).
(3) Denotes a restricted security that has been deemed liquid by the criteria approved by the Fund's Board of Trustees.
(4)   Certain shares are temporarily on loan to unaffiliated broker/dealers.
(5)   Affiliated company.

The categories of investments are shown as a percentage of total net assets at October 31, 2003.
The following acronymns are used throughout this portfolio:
ARM -- Adjustable Rate Mortgage
REITS -- Real Estate Investment Trusts



                                                              Federated Limited Term Fund
                                                            Federated Limited Duration Fund
                                                            Federated Short-Term Income Fund
                                                Pro Forma Combining Statements of Assets and Liabilities
                                                              October 31, 2003 (Unaudited)
-------------------------------------------------------------------------------------------------------------------


                                            Federated         Federated   Federated
                                             Limited          Limited     Short-Term     Pro Forma       Proforma
                                            Term Fund         Duration    Income         Adjustment      Combined
                                                              Fund        Fund
                                           ------------       -----------------------   -------------   ------------


Assets:
--------------------------------------
Investments in securities, at value        $232,395,093*      $90,758,1*4 $259,607,11*      $ -         $582,760,391
--------------------------------------
Cash                                            -                -         171,255           -            171,255
--------------------------------------
Income receivable                           2,735,285         948,641     2,341,827          -           6,025,753
--------------------------------------
Receivable for investments sold              299,507           20,762      109,215           -            429,484
--------------------------------------
Receivable for shares sold                   220,553           48,456       92,681           -            361,690
--------------------------------------
Prepaid expenses                                -              18,711       17,967           -            36,678
--------------------------------------     ------------       ---------   -----------   -------------   ------------
     Total assets                          235,650,438        91,794,754  262,340,059        -          589,785,251
--------------------------------------     ------------       ---------   -----------   -------------   ------------
Liabilities:
--------------------------------------
Payable for investments purchased               -                -            -              -               -
--------------------------------------
Payable for shares redeemed                  719,423             -        2,588,275          -           3,307,698
--------------------------------------
Payable to bank                              132,160           20,413         -              -            152,573
--------------------------------------

--------------------------------------
Payable on collateral due to broker        20,273,358         105,250     24,793,544                    45,172,152
--------------------------------------
Payable for transfer and dividend             5,251            10,154         -              -            15,405
disbursing agent fees and expenses
(Note 5)
--------------------------------------
Payable for Directors'/Trustees' fees          603               -           575             -             1,178
Payable for portfolio accounting              4,918            5,024        8,151            -            18,093
fees (Note 5)
Payable for distribution services            40,161            1,065          -              -            41,226
fee (Note 5)
Payable for shareholder services fee         46,489            5,196        6,821            -            58,506
(Note 5)
--------------------------------------
Income distribution payable                  490,995          313,851      183,891                        988,737
--------------------------------------
Accrued expenses                             23,520              -            -              -            23,520
--------------------------------------     ------------       ---------   -----------   -------------
                                                                                                        ------------
     Total liabilities                     21,736,878         460,953     27,581,257         -          49,779,088
--------------------------------------     ------------       ---------   -----------   -------------   ------------
Net Assets                                 $213,913,560       $91,333,801 $234,758,802      $ -         $540,006,163
--------------------------------------     ------------       ---------   -----------   -------------   ------------
Net Assets Consists of:
--------------------------------------
Paid in capital                            $242,890,729       $98,858,740 $256,684,535      $ -         $598,434,004
--------------------------------------
                                                                                                        ------------
Net unrealized depreciation of             (10,667,299)       (2,364,907) (3,823,280)        -          (16,855,486)
investments
--------------------------------------     ------------       ---------   -----------   -------------   ------------
                                                                                                        ------------
Accumulated net realized loss on           (18,274,385)       (5,175,479) (17,933,483)       -          (41,383,347)
investments
--------------------------------------     ------------       ---------   -----------   -------------   ------------
                                                                                                        ------------
Distributions in excess of net              (35,485)           15,447     (168,970)          -           (189,008)
investment income
--------------------------------------     ------------       ---------   -----------   -------------   ------------
                                                                                                        ------------
     Total Net Assets                      $213,913,560       $91,333,801 $234,758,802      $ -         $540,006,163
--------------------------------------     ------------       ---------   -----------   -------------   ------------
Net Assets:
   Class A Shares                          $205,451,265         $ -          $ -         $8,462,295  (a)$213,913,560
                                                                                        -------------
                                           ------------       ---------   -----------   -------------   ------------
   Class F Shares                          $8,462,295           $ -          $ -        $(8,462,295) (a)    $ -
                                           ------------       ---------   -----------   -------------   ------------
                                           ------------       ---------   -----------                   ------------
   Institutional Shares                        $ -            $66,509,355 $205,388,190       $       (a)$205,388,190
                                                                                        (66,509,355)
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Service Shares                $ -            $24,824,446 $29,370,612       $ -         $54,195,058
                                           ------------       ---------   -----------   -------------   ------------
   Class Y Shares                              $ -              $ -          $ -        $66,509,355  (a)$66,509,355
                                           ------------       ---------   -----------   -------------   ------------
Shares Outstanding:
   Class A Shares                          22,899,827            -            -          2,296,116   (b)25,195,943
                                           ------------       ---------   -----------   -------------   ------------
   Class F Shares                            943,239             -            -          (943,239)   (b)     -
                                           ------------       ---------   -----------   -------------   ------------
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Shares                         -             7,062,604   24,177,547    (7,062,604)  (b)24,177,547
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Service Shares                 -             2,636,078   3,457,400       287,885    (b) 6,381,363
                                           ------------       ---------   -----------   -------------   ------------
   Class Y Shares                               -                -            -          7,833,846   (b) 7,833,846
                                           ------------       ---------   -----------   -------------   ------------
Net Asset Value Per Share
   Class A Shares                             $8.97             $ -          $ -            $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Class F Shares                             $8.97             $ -          $ -            $ -             $ -
                                           ------------       ---------   -----------   -------------   ------------
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Shares                        $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Service Shares                $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Class Y Shares                              $ -              $ -          $ -            $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
Offering Price Per Share
   Class A Shares **                          $9.06    ***      $ -          $ -            $ -          $8.58 ***
                                           ------------       ---------   -----------   -------------   ------------
   Class F Shares **                          $9.06    ***      $ -          $ -            $ -             $ -
                                           ------------       ---------   -----------   -------------   ------------
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Shares                        $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Service Shares                $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------                 -------------   ------------
   Class Y Shares                              $ -              $ -          $ -            $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
Redemption Proceeds Per Share
   Class A Shares                             $8.97             $ -          $ -            $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Class F Shares **                         $8.88+             $ -          $ -            $ -             $ -
                                           ------------       ---------   -----------   -------------   ------------
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Shares                        $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Institutional Service Shares                $ -             $9.42        $8.49           $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------
   Class Y Shares                              $ -              $ -          $ -            $ -            $8.49
                                           ------------       ---------   -----------   -------------   ------------

Investments, at identified cost            $243,062,392       $93,123,091 $263,430,404      $ -         $599,615,887
--------------------------------------     ------------       ---------   -----------   -------------   ------------
Investments in affiliated issuers          $39,083,481        $9,517,441  $34,600,010       $ -         $83,200,932
--------------------------------------     ------------       ---------   -----------   -------------   ------------

* including value of securities loaned of $19,862,839, $103,006 and $24,299,469, respectively at October 31,. 2003.
** See "What Do Shares Cost?" in the Prospectus.
*** Computation of offering price per share 100/99.0 of net asset value.
+ Computation of redemption proceeds per share 99.0/100 of net asset value.

(a) Adjustment to reflect net assets as a result of the combination.
(b) Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)

                                                               Federated Limited Term Fund
                                                             Federated Limited Duration Fund
                                                            Federated Short-Term Income Fund
                                                      Pro Forma Combining Statements of Operations
                                                  For the Six Months Ended October 31, 2003 (Unaudited)
                                         ------------------------------------------------------------------------


                                                           Federated      Federated
                                          Federated         Limited      Short-Term
                                           Limited         Duration        Income     Pro Forma       Pro Forma
                                          Term Fund          Fund           Fund      Adjustment      Combined
Investment Income:
Interest                                  $4,882,990  (1)  $1,935,091(1)$         (1)    $ -         $11,094,260
                                                                        4,276,179
Dividends                                  769,829          305,336      342,276          -           1,417,441
                                                                                      -----------
                                         -------------     ----------   ----------                   ------------
     Total investment income              5,652,819        2,240,427    4,618,455                    12,511,701
Expenses:
Investment adviser fee                     502,669          194,328      517,949          -           1,214,946
Administrative personnel and services       94,502          78,100       97,374        (41,566)  (a)   228,410
fee
Custodian fees                              9,421            6,349        9,707        (11,414)  (b)   14,063
Transfer and dividend disbursing agent     139,749          45,644       61,669       (174,509)  (c)   72,553
fees and expenses
Directors'/Trustees' fees                   3,929            1,849        3,617        (5,778)   (d)    3,617
Auditing fees                               10,266          16,017        6,457        (23,990)  (e)    8,750
Legal fees                                  3,861            2,517        2,323        (4,505)   (f)    4,196
Portfolio accounting fees                   48,179          33,562       42,490        (52,736)  (g)   71,495
Distribution services fee - Class A        604,501             -            -           23,834   (h)   628,335
Shares
Distribution services fee - Class F         7,150              -            -          (7,150)   (i)      -
Shares
Distribution services fee -                   -             35,989       42,270           -            78,259
Institutional Service Shares
Shareholder services fee - Class A         302,250             -            -           11,917   (j)   314,167
Shares
Shareholder services fee - Class F          11,917             -            -          (11,917)  (k)      -
Shares
Shareholder services fee -                    -             85,466       281,448       (85,466)  (l)   281,448
Institutional Shares
Shareholder services fee -                    -             35,989       42,270           -            78,259
Institutional Service Shares
Share registration costs                    41,585          29,540       28,455        (59,799)  (m)   39,781
Printing and postage                        31,348           9,887       14,226        (33,358)  (n)   22,103
Insurance premiums                           226              990          876         (1,216)   (o)     876
Taxes                                       10,967           4,632          -          (15,599)  (p)      -
Miscellaneous                               2,312             515         4,823        (2,827)   (q)    4,823
                                         -------------     ----------   ----------    -----------    ------------
                                                                                      -----------    ------------
   Total expenses                         1,824,832         581,374     1,155,954     (496,079)       3,066,081
                                         -------------     ----------   ----------    -----------    ------------

                                                                                                     ------------
Waivers and Reimbursements --
   Waiver of investment adviser fee       (112,112)        (194,470)    (50,166)      (200,508)  (r)  (557,256)
   Waiver of transfer and dividend            -             (1,380)      (7,041)        1,380    (s)   (7,041)
   disbursing agent fees and expenses
   Waiver of distribution services fee    (338,521)            -            -          325,954   (t)  (12,567)
   - Class A Shares
   Waiver of distribution services fee     (1,430)             -            -           1,430    (u)      -
   - Class F Shares
   Waiver of distribution services fee
   - Institutional Service Shares             -            (28,791)     (42,270)        24,106   (v)  (46,955)
   Waiver of shareholder services fee
   - Institutional Shares                     -            (85,466)     (281,448)      321,882   (w)  (45,032)
   Reimbursement of investment adviser     (1,538)         (55,664)      (1,036)          -           (58,238)
   fee
                                         -------------     ----------   ----------    -----------    ------------
Total Waivers and Reimbursements          (453,601)        (365,771)    (381,961)      474,244        (727,089)
                                         -------------     ----------   ----------    -----------    ------------
                                                                                                     ------------
Net Expenses                              1,371,231         215,603      773,993       (21,835)       2,338,992
                                         -------------     ----------   ----------    -----------    ------------
                                                                                                     ------------
   Net investment income                  $4,281,588       $2,024,824   $3,844,462     $21,835       $10,172,709
                                         -------------     ----------   ----------    -----------    ------------
Realized and Unrealized Loss on
Investments:
Net realized gain on investments           799,968          115,405      175,115          -           1,090,488
Net change in unrealized appreciation    (4,159,679)       (912,447)    (2,392,553)       -          (7,464,679)
of investments
                                         -------------     ----------   ----------    -----------    ------------
   Net realized and unrealized gain      (3,359,711)       (797,042)    (2,217,438)       -          (6,374,191)
   (loss) on investments
                                         -------------     ----------   ----------    -----------    ------------
                                                                                      -----------
   Change in net assets resulting from     $921,877        $1,227,782   $              $21,835       $3,798,518
operations                                                              1,627,024
                                         -------------     ----------   ----------    -----------    ------------


(1) Including income on securities loaned of $10,042, $1,866 and $6,132, respectively.

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)


                         Federated Limited Term Fund

                       Federated Limited Duration Fund

                       Federated Short-Term Income Fund

            Notes to Pro Forma Combining Statements of Operations

                Six Months Ended October 31, 2003 (Unaudited)



(a) Federated Administrative Services ("FAS"), provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the level of average aggregate daily net assets of the Funds. FAS may voluntarily choose to waive the fee and can modify or terminate its voluntary waiver at its sole discretion.

(b) Adjustment to reflect the custodian fees reduction due to the combining of three portfolios into one.

(c) FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the number of share classes and accounts per fund and the level of average aggregate net assets of the Fund for the period. The adjustment is due to the combining of three portfolios into one.

(d) Adjustment to reflect the directors' fee reduction due to the combining of three portfolios into one.

(e) Adjustment to reflect the auditing fee reduction due to the combining of three portfolios into one.

(f) Adjustment to reflect the legal fee reduction due to the combining of three portfolios into one.

(g) Federated Services Company ("FServ") provides the Fund with certain fund accounting services. The fee paid to SSB is based on the level of average aggregate net assets of the Funds for the period, plus out-of-pocket expenses. The adjustment is due to the combining of three portfolios into one.

(h) Adjustment to reflect Class A Shares distribution services fee after combination.

(i) Adjustment to reflect reduction of Class F Shares distribution services fee which is no longer applicable.

(j) Adjustment to reflect Class A Shares shareholder services fee after combination.

(k) Adjustment to reflect reduction of Class F Shares shareholder services fee which is no longer applicable.

(l) Adjustment to reflect Institutional Shares shareholder services fee after combination.

(m) Adjustment to reflect the Share registration costs due to the combining of three portfolios into one.

(n) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(o) Insurance expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(p) Tax expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(q) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining three portfolios into one.

(r) Adjustment to reflect waiver of investment adviser fee based on combined average daily net assets of all three funds.

(s) Adjustment to reflect reduction of waiver of transfer and dividend disbursing agent fees and expenses due to the combining of three portfolios into one.

(t) Adjustment to reflect applicable waiver of distribution (12b-1) fee for Institutional Shares.

(u) Adjustment to reflect reduction of waiver of distribution (12b-1) fee which is no longer applicable.

(v) Adjustment to reflect applicable waiver of distribution (12b-1) fee for Institutional Service Shares.

(w) Adjustment to reflect applicable waiver of shareholder services fee for Institutional Shares.

















PART C.     OTHER INFORMATION.



Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.  Exhibits

1.1 Conformed copy of Restatement and Amendment No. 8 to the Declaration of Trust of the Registrant; (13)

1.2 Conformed copy of Amendment No. 9 to the Restated and Amended Declaration of Trust of the Registrant; (14)

1.3 Conformed copy of Amendment No. 10 to the Declaration of Trust of the Registrant; (14)

1.4 Conformed copy of Amendment No. 11 to the Declaration of Trust of the Registrant; (16)

2.1  Copy of Amended and Restated By-Laws of the Registrant; (6)

2.2  Copy of Amendment No. 4 to the By-Laws; (9)

2.3  Copy of Amendment No. 5 to the By-Laws; (9)

2.4  Copy of Amendment No. 6 to the By-Laws; (9)

2.5  Copy of Amendment No. 7 to the By-Laws; (9)

2.6  Copy of Amendment No. 8 to the By-Laws of the Registrant; (15)

2.7  Copy of Amendment No. 9 to the By-Laws of the Registrant; (16)

3    Not Applicable

4.1 Form of Agreement and Plan of Reorganization, between Federated Fixed Income Securities, Inc. on behalf of its portfolio Federated Limited Term Fund, and Federated Income Securities Trust, on behalf of its portfolio Federated Short-Term Income Fund, is included as Exhibit A to the Combined Prospectus/Proxy Statement of this Registration Statement; (+)

4.2 Form of Agreement and Plan of Reorganization, between Federated Total Return Series, Inc. on behalf of its portfolio Federated Limited Duration Fund, and Federated Income Securities Trust, on behalf of its portfolio Federated Short-Term Income Fund, is included as Exhibit A to the Combined Prospectus/Proxy Statement of this Registration Statement; (+)

5 Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (6)

6.1  Conformed copy of Investment Advisory Contract of the Registrant; (12)

6.2 Conformed copy of Exhibit A to Investment Advisory Contract of the Registrant; (12)

6.3 Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (12)

6.4 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant; (14)

6.5 Conformed copy of Exhibit D to the Investment Advisory Contract of the Registrant; (16)

7.1 Conformed copy of Distributor's Contract of the Registrant, through and including Exhibit B; (12)

7.2  Conformed copy of Exhibit C to Distributor's Contract; (8)

7.3  Conformed copy of Exhibit D to Distributor's Contract; (8)

7.4  Conformed  copy  of  Exhibit  E  to  the  Distributor's   Contract  of  the
     Registrant; (14)

7.5  Conformed  copy  of  Exhibit  F  to  the  Distributor's   Contract  of  the
     Registrant; (14)

7.6  Conformed  copy  of  Exhibit  G  to  the  Distributor's   Contract  of  the
     Registrant; (15)

7.7  Conformed  copy  of  Exhibit  H  to  the  Distributor's   Contract  of  the
     Registrant; (15)

7.8  Conformed  copy  of  Exhibit  I  to  the  Distributor's   Contract  of  the
     Registrant; (15)

7.9 Conformed copy of Exhibit J, Exhibit K, Exhibit L and Exhibit M to the Distributor's Contract of the Registrant; (16)

7.10 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);

8    Not Applicable;

9.1  Conformed Copy of Custodian Contract of the Registrant; (8)

9.2  Conformed copy of Domestic Custody Fee Schedule; (9)

10.1 Conformed copy of Rule 12b-1 Distribution Plan of the Registrant; (15)

10.2 Conformed copy of Exhibit B to Rule 12b-1 Distribution Plan of the Registrant; (7)

10.3 Conformed  copy of Exhibit C to the  Distribution  Plan of the  Registrant;
     (14)

10.4 Conformed  copy of Exhibit D to the  Distribution  Plan of the  Registrant;
     (15)

10.5 Conformed  copy of Exhibit E to the  Distribution  Plan of the  Registrant;
     (15)

10.6 Conformed copy of Exhibit F, Exhibit G and Exhibit H to the Distribution Plan of the Registrant; (16)

10.7 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item (n) of Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 29, 2004. (File Nos. 2-75670 and 811-3375);

10.8 The responses described in Item 16 (7.10) are hereby incorporated by reference;

11 Form of Opinion and Consent of Counsel regarding legality of shares being issued; (17)

12   Opinion  of  Dickstein   Shapiro   Morin  &  Oshinsky  LLP   regarding  tax
     consequences of Reorganization; (17)

13.1 Conformed Copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (9)

13.2 Conformed Copy of Amended and Restated Shareholder Services Agreement; (9)

13.3 The responses described in Item 16 (7.4) and Item 16 (10.3) are hereby incorporated by reference;

13.4 The Registrant hereby incorporates the conformed copy of the Agreement for Administrative Services from Item 23(h)(vix) of the Federated Index Trust Registration Statement on Form N-1A, filed with the Commission on December 30, 2003 (File Nos. 33-33852 and 811-6061);

14.1 Conformed Copy of Consent of Independent Auditors of Federated Short-Term Income Fund, Ernst & Young LLP; (18)

14.2 Conformed Copy of Consent of Independent Auditors of Federated Limited Term Fund, Deloitte & Touche LLP; (18)

14.3 Conformed Copy of Consent of Independent Auditors of Federated Limited Duration Fund, Deloitte & Touche LLP; (18)

15   Not Applicable;

16   Conformed Copy of Power of Attorney; (12)

17.1 Form of Proxy of Federated Limited Term Fund; (+)

17.2 Form of Proxy of Federated Limited Duration Fund. (+)


+     Filed electronically.

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 12, 1993. (File Nos. 33-3164 and 811-4577).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed May 29, 2003. (File Nos. 33-3164 and 811-4577).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and 811-4577).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed July 14, 2003. (File Nos. 33-3164 and 811-4577).

17. To be filed by Post-Effective Amendment pursuant to "Dear Registrant" letter dated February 15, 1996.

18.  Response   is   incorporated   by   reference   to   Registrant's   Initial
     Prospectus/Proxy Statement on Form N-14 filed March 12, 2004. (File Nos. 333-113567).

Item 17. Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.


                                  SIGNATURES


     As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on May 14, 2004.


FEDERATED INCOME SECURITIES TRUST
                              By: /s/ Daniel C. Miller
                                 Daniel C. Miller
                                 Assistant Secretary
                                 Attorney in Fact for John F. Donahue
                                 May 14, 2004

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Daniel C. Miller          Attorney In Fact             May 14, 2004
    Daniel C. Miller              For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                    Chairman and Trustee
    (Chief Executive Officer)

J.    Christopher Donahue*          President and Trustee

Richard J. Thomas*                  Treasurer
    (Principal Financial and
    Accounting Officer)

Stephen F. Auth*                    Chief Investment Officer

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney